Shareholder Report		9 Months Ended	12 Months Ended
	Jan. 01, 2024	Oct. 15, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Pacific Select Fund
Entity Central Index Key			0000813900
Entity Investment Company Type			N-1A
Document Period End Date			Dec. 31, 2024
C000253928
Shareholder Report [Line Items]
Fund Name			Bond Plus Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.70%

Expenses Paid, Amount			$ 12
Expense Ratio, Percent			0.70%
AssetsNet			$ 197,326,365
Holdings Count | Holding			258
Advisory Fees Paid, Amount			$ 66,364
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$197,326,365 # of Portfolio Holdings258 Total Advisory Fees Paid$66,364 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.7%
Derivatives	(1.2%)
Others (each less than 3.0%)	1.8%
Asset-Backed Securities	4.8%
U.S. Treasury Obligations	10.0%
Short-Term Investments	30.2%
Corporate Bonds & Notes	45.7%

Material Fund Change [Text Block]
C000253927
Shareholder Report [Line Items]
Fund Name			Bond Plus Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$8	0.50%

Expenses Paid, Amount			$ 8
Expense Ratio, Percent			0.50%
AssetsNet			$ 197,326,365
Holdings Count | Holding			258
Advisory Fees Paid, Amount			$ 66,364
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$197,326,365 # of Portfolio Holdings258 Total Advisory Fees Paid$66,364 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.7%
Derivatives	(1.2%)
Others (each less than 3.0%)	1.8%
Asset-Backed Securities	4.8%
U.S. Treasury Obligations	10.0%
Short-Term Investments	30.2%
Corporate Bonds & Notes	45.7%

Material Fund Change [Text Block]
C000153750
Shareholder Report [Line Items]
Fund Name			Core Income Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.76%

Expenses Paid, Amount			$ 77
Expense Ratio, Percent			0.76%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An exposure to bank loans was additive to performance due to floating rate bank loans outperforming fixed rate bonds.

+ The Fund’s focus on corporate bonds, particularly an overweight to BBB and BB-rated bonds, was additive to performance as spreads compressed in 2024.

+ Security selection contributed to relative returns due to select issuers in Banking and Consumer Cyclical.

Top detractors from performance:

- Exposure to longer duration U.S. treasuries was a detractor as yields rose across intermediate and long maturities in 2024, inversely impacting their prices.

- An underweight to non-agency commercial mortgage-backed securities detracted.

- An overweight to student loan asset-backed securities detracted.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Core Income (Class I)	Bloomberg US Aggregate Bond Index
4/27/2015	$10,000	$10,000
4/30/2015	$9,960	$9,940
5/31/2015	$9,932	$9,916
6/30/2015	$9,808	$9,808
7/31/2015	$9,826	$9,877
8/31/2015	$9,741	$9,862
9/30/2015	$9,698	$9,929
10/31/2015	$9,789	$9,931
11/30/2015	$9,733	$9,904
12/31/2015	$9,657	$9,872
1/31/2016	$9,692	$10,008
2/29/2016	$9,752	$10,079
3/31/2016	$9,939	$10,172
4/30/2016	$10,053	$10,211
5/31/2016	$10,054	$10,213
6/30/2016	$10,207	$10,397
7/31/2016	$10,347	$10,463
8/31/2016	$10,371	$10,451
9/30/2016	$10,371	$10,445
10/31/2016	$10,320	$10,365
11/30/2016	$10,113	$10,120
12/31/2016	$10,162	$10,134
1/31/2017	$10,210	$10,154
2/28/2017	$10,297	$10,222
3/31/2017	$10,289	$10,217
4/30/2017	$10,374	$10,295
5/31/2017	$10,446	$10,375
6/30/2017	$10,460	$10,364
7/31/2017	$10,526	$10,409
8/31/2017	$10,597	$10,502
9/30/2017	$10,594	$10,452
10/31/2017	$10,631	$10,458
11/30/2017	$10,617	$10,445
12/31/2017	$10,671	$10,493
1/31/2018	$10,624	$10,372
2/28/2018	$10,506	$10,274
3/31/2018	$10,512	$10,339
4/30/2018	$10,456	$10,263
5/31/2018	$10,480	$10,336
6/30/2018	$10,459	$10,323
7/31/2018	$10,526	$10,326
8/31/2018	$10,560	$10,392
9/30/2018	$10,560	$10,325
10/31/2018	$10,466	$10,244
11/30/2018	$10,447	$10,305
12/31/2018	$10,464	$10,494
1/31/2019	$10,677	$10,605
2/28/2019	$10,727	$10,599
3/31/2019	$10,910	$10,803
4/30/2019	$10,952	$10,806
5/31/2019	$11,113	$10,997
6/30/2019	$11,272	$11,135
7/31/2019	$11,327	$11,160
8/31/2019	$11,627	$11,449
9/30/2019	$11,562	$11,388
10/31/2019	$11,593	$11,422
11/30/2019	$11,597	$11,417
12/31/2019	$11,607	$11,409
1/31/2020	$11,845	$11,628
2/29/2020	$11,956	$11,838
3/31/2020	$11,345	$11,768
4/30/2020	$11,700	$11,977
5/31/2020	$11,943	$12,033
6/30/2020	$12,158	$12,109
7/31/2020	$12,465	$12,289
8/31/2020	$12,405	$12,190
9/30/2020	$12,409	$12,184
10/31/2020	$12,367	$12,129
11/30/2020	$12,639	$12,248
12/31/2020	$12,718	$12,265
1/31/2021	$12,645	$12,177
2/28/2021	$12,509	$12,001
3/31/2021	$12,379	$11,851
4/30/2021	$12,479	$11,945
5/31/2021	$12,533	$11,984
6/30/2021	$12,656	$12,068
7/31/2021	$12,761	$12,203
8/31/2021	$12,748	$12,180
9/30/2021	$12,665	$12,075
10/31/2021	$12,656	$12,071
11/30/2021	$12,656	$12,107
12/31/2021	$12,668	$12,076
1/31/2022	$12,420	$11,816
2/28/2022	$12,269	$11,684
3/31/2022	$11,988	$11,359
4/30/2022	$11,548	$10,928
5/31/2022	$11,532	$10,999
6/30/2022	$11,229	$10,826
7/31/2022	$11,539	$11,091
8/31/2022	$11,300	$10,777
9/30/2022	$10,800	$10,312
10/31/2022	$10,729	$10,178
11/30/2022	$11,142	$10,552
12/31/2022	$11,097	$10,505
1/31/2023	$11,550	$10,828
2/28/2023	$11,295	$10,548
3/31/2023	$11,520	$10,816
4/30/2023	$11,610	$10,882
5/31/2023	$11,481	$10,763
6/30/2023	$11,526	$10,725
7/31/2023	$11,552	$10,717
8/31/2023	$11,491	$10,649
9/30/2023	$11,222	$10,378
10/31/2023	$11,029	$10,214
11/30/2023	$11,555	$10,677
12/31/2023	$11,982	$11,086
1/31/2024	$11,990	$11,055
2/29/2024	$11,880	$10,899
3/31/2024	$12,002	$11,000
4/30/2024	$11,766	$10,722
5/31/2024	$11,956	$10,904
6/30/2024	$12,045	$11,007
7/31/2024	$12,281	$11,264
8/31/2024	$12,431	$11,426
9/30/2024	$12,598	$11,579
10/31/2024	$12,360	$11,292
11/30/2024	$12,504	$11,411
12/31/2024	$12,315	$11,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception April 27, 2015
Class I	2.78%	1.19%	2.17%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.20%

Performance Inception Date			Apr. 27, 2015
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 335,080,162
Holdings Count | Holding			234
Advisory Fees Paid, Amount			$ 3,150,194
InvestmentCompanyPortfolioTurnover			96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$335,080,162 # of Portfolio Holdings234 Total Advisory Fees Paid$3,150,194 Portfolio Turnover Rate96%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.4%
Mortgage-Backed Securities	10.4%
U.S. Treasury Obligations	11.4%
Senior Loan Notes	14.8%
Asset-Backed Securities	15.8%
Corporate Bonds & Notes	45.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000153751
Shareholder Report [Line Items]
Fund Name			Core Income Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	0.55%

Expenses Paid, Amount			$ 56
Expense Ratio, Percent			0.55%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An exposure to bank loans was additive to performance due to floating rate bank loans outperforming fixed rate bonds.

+ The Fund’s focus on corporate bonds, particularly an overweight to BBB and BB-rated bonds, was additive to performance as spreads compressed in 2024.

+ Security selection contributed to relative returns due to select issuers in Banking and Consumer Cyclical.

Top detractors from performance:

- Exposure to longer duration U.S. treasuries was a detractor as yields rose across intermediate and long maturities in 2024, inversely impacting their prices.

- An underweight to non-agency commercial mortgage-backed securities detracted.

- An overweight to student loan asset-backed securities detracted.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Core Income (Class P)	Bloomberg US Aggregate Bond Index
4/27/2015	$10,000	$10,000
4/30/2015	$9,960	$9,940
5/31/2015	$9,934	$9,916
6/30/2015	$9,811	$9,808
7/31/2015	$9,831	$9,877
8/31/2015	$9,747	$9,862
9/30/2015	$9,706	$9,929
10/31/2015	$9,799	$9,931
11/30/2015	$9,745	$9,904
12/31/2015	$9,670	$9,872
1/31/2016	$9,707	$10,008
2/29/2016	$9,769	$10,079
3/31/2016	$9,957	$10,172
4/30/2016	$10,073	$10,211
5/31/2016	$10,076	$10,213
6/30/2016	$10,231	$10,397
7/31/2016	$10,373	$10,463
8/31/2016	$10,399	$10,451
9/30/2016	$10,400	$10,445
10/31/2016	$10,351	$10,365
11/30/2016	$10,145	$10,120
12/31/2016	$10,196	$10,134
1/31/2017	$10,245	$10,154
2/28/2017	$10,334	$10,222
3/31/2017	$10,328	$10,217
4/30/2017	$10,415	$10,295
5/31/2017	$10,489	$10,375
6/30/2017	$10,505	$10,364
7/31/2017	$10,573	$10,409
8/31/2017	$10,646	$10,502
9/30/2017	$10,645	$10,452
10/31/2017	$10,684	$10,458
11/30/2017	$10,672	$10,445
12/31/2017	$10,728	$10,493
1/31/2018	$10,682	$10,372
2/28/2018	$10,565	$10,274
3/31/2018	$10,573	$10,339
4/30/2018	$10,519	$10,263
5/31/2018	$10,544	$10,336
6/30/2018	$10,525	$10,323
7/31/2018	$10,595	$10,326
8/31/2018	$10,630	$10,392
9/30/2018	$10,632	$10,325
10/31/2018	$10,540	$10,244
11/30/2018	$10,522	$10,305
12/31/2018	$10,540	$10,494
1/31/2019	$10,757	$10,605
2/28/2019	$10,809	$10,599
3/31/2019	$10,996	$10,803
4/30/2019	$11,040	$10,806
5/31/2019	$11,204	$10,997
6/30/2019	$11,366	$11,135
7/31/2019	$11,423	$11,160
8/31/2019	$11,727	$11,449
9/30/2019	$11,665	$11,388
10/31/2019	$11,697	$11,422
11/30/2019	$11,704	$11,417
12/31/2019	$11,715	$11,409
1/31/2020	$11,957	$11,628
2/29/2020	$12,072	$11,838
3/31/2020	$11,457	$11,768
4/30/2020	$11,817	$11,977
5/31/2020	$12,064	$12,033
6/30/2020	$12,284	$12,109
7/31/2020	$12,596	$12,289
8/31/2020	$12,538	$12,190
9/30/2020	$12,544	$12,184
10/31/2020	$12,503	$12,129
11/30/2020	$12,781	$12,248
12/31/2020	$12,863	$12,265
1/31/2021	$12,791	$12,177
2/28/2021	$12,655	$12,001
3/31/2021	$12,526	$11,851
4/30/2021	$12,630	$11,945
5/31/2021	$12,686	$11,984
6/30/2021	$12,813	$12,068
7/31/2021	$12,921	$12,203
8/31/2021	$12,910	$12,180
9/30/2021	$12,828	$12,075
10/31/2021	$12,821	$12,071
11/30/2021	$12,823	$12,107
12/31/2021	$12,838	$12,076
1/31/2022	$12,589	$11,816
2/28/2022	$12,438	$11,684
3/31/2022	$12,155	$11,359
4/30/2022	$11,710	$10,928
5/31/2022	$11,696	$10,999
6/30/2022	$11,391	$10,826
7/31/2022	$11,707	$11,091
8/31/2022	$11,466	$10,777
9/30/2022	$10,961	$10,312
10/31/2022	$10,891	$10,178
11/30/2022	$11,312	$10,552
12/31/2022	$11,268	$10,505
1/31/2023	$11,730	$10,828
2/28/2023	$11,473	$10,548
3/31/2023	$11,704	$10,816
4/30/2023	$11,797	$10,882
5/31/2023	$11,667	$10,763
6/30/2023	$11,715	$10,725
7/31/2023	$11,744	$10,717
8/31/2023	$11,684	$10,649
9/30/2023	$11,412	$10,378
10/31/2023	$11,217	$10,214
11/30/2023	$11,755	$10,677
12/31/2023	$12,192	$11,086
1/31/2024	$12,201	$11,055
2/29/2024	$12,091	$10,899
3/31/2024	$12,217	$11,000
4/30/2024	$11,980	$10,722
5/31/2024	$12,175	$10,904
6/30/2024	$12,267	$11,007
7/31/2024	$12,510	$11,264
8/31/2024	$12,665	$11,426
9/30/2024	$12,837	$11,579
10/31/2024	$12,597	$11,292
11/30/2024	$12,745	$11,411
12/31/2024	$12,555	$11,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception April 27, 2015
Class P	2.98%	1.39%	2.38%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.20%

Performance Inception Date			Apr. 27, 2015
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 335,080,162
Holdings Count | Holding			234
Advisory Fees Paid, Amount			$ 3,150,194
InvestmentCompanyPortfolioTurnover			96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$335,080,162 # of Portfolio Holdings234 Total Advisory Fees Paid$3,150,194 Portfolio Turnover Rate96%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.4%
Mortgage-Backed Securities	10.4%
U.S. Treasury Obligations	11.4%
Senior Loan Notes	14.8%
Asset-Backed Securities	15.8%
Corporate Bonds & Notes	45.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078095
Shareholder Report [Line Items]
Fund Name			Diversified Bond Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.64%

Expenses Paid, Amount			$ 65
Expense Ratio, Percent			0.64%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight allocation (relative to the benchmark index) to investment grade corporates was a key contributor to relative performance, led by strong issuer selection in banking, consumer cyclical, and finance industries.

+ Securitized credit performed well, delivering positive returns largely due to the overweight allocation.

+ An out of benchmark allocation to high yield corporates aided relative performance.

Top detractors from performance:

- Exposure to non-dollar sovereign debt detracted most from relative performance at the sector level.

- Yield curve effects impacted performance as an overweight to the belly of the curve (which rose) and underweight to the 2-year (which fell) detracted.

- Duration positioning, which was slightly longer than that of the benchmark index, held back relative returns as yields sharply rose during the final month of the period.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Diversified Bond (Class I)	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,226	$10,210
2/28/2015	$10,197	$10,114
3/31/2015	$10,227	$10,161
4/30/2015	$10,208	$10,124
5/31/2015	$10,185	$10,100
6/30/2015	$10,037	$9,990
7/31/2015	$10,146	$10,059
8/31/2015	$10,086	$10,045
9/30/2015	$10,092	$10,113
10/31/2015	$10,187	$10,114
11/30/2015	$10,171	$10,088
12/31/2015	$10,105	$10,055
1/31/2016	$10,151	$10,193
2/29/2016	$10,169	$10,266
3/31/2016	$10,384	$10,360
4/30/2016	$10,495	$10,400
5/31/2016	$10,475	$10,402
6/30/2016	$10,710	$10,589
7/31/2016	$10,854	$10,656
8/31/2016	$10,895	$10,644
9/30/2016	$10,900	$10,638
10/31/2016	$10,837	$10,556
11/30/2016	$10,543	$10,307
12/31/2016	$10,615	$10,321
1/31/2017	$10,681	$10,341
2/28/2017	$10,791	$10,411
3/31/2017	$10,834	$10,405
4/30/2017	$10,931	$10,486
5/31/2017	$11,047	$10,567
6/30/2017	$11,105	$10,556
7/31/2017	$11,183	$10,601
8/31/2017	$11,305	$10,696
9/30/2017	$11,269	$10,645
10/31/2017	$11,258	$10,652
11/30/2017	$11,274	$10,638
12/31/2017	$11,345	$10,687
1/31/2018	$11,264	$10,564
2/28/2018	$11,102	$10,464
3/31/2018	$11,234	$10,531
4/30/2018	$11,106	$10,452
5/31/2018	$11,101	$10,527
6/30/2018	$11,072	$10,514
7/31/2018	$11,147	$10,516
8/31/2018	$11,135	$10,584
9/30/2018	$11,087	$10,516
10/31/2018	$10,893	$10,433
11/30/2018	$10,934	$10,495
12/31/2018	$11,191	$10,688
1/31/2019	$11,486	$10,801
2/28/2019	$11,474	$10,795
3/31/2019	$11,705	$11,003
4/30/2019	$11,729	$11,005
5/31/2019	$11,914	$11,201
6/30/2019	$12,173	$11,341
7/31/2019	$12,199	$11,366
8/31/2019	$12,476	$11,661
9/30/2019	$12,481	$11,599
10/31/2019	$12,583	$11,634
11/30/2019	$12,547	$11,628
12/31/2019	$12,645	$11,620
1/31/2020	$12,875	$11,843
2/29/2020	$12,966	$12,056
3/31/2020	$12,386	$11,985
4/30/2020	$12,836	$12,198
5/31/2020	$13,115	$12,255
6/30/2020	$13,279	$12,332
7/31/2020	$13,657	$12,517
8/31/2020	$13,614	$12,416
9/30/2020	$13,523	$12,409
10/31/2020	$13,443	$12,353
11/30/2020	$13,836	$12,475
12/31/2020	$13,955	$12,492
1/31/2021	$13,769	$12,402
2/28/2021	$13,478	$12,223
3/31/2021	$13,241	$12,071
4/30/2021	$13,438	$12,166
5/31/2021	$13,530	$12,206
6/30/2021	$13,657	$12,291
7/31/2021	$13,818	$12,429
8/31/2021	$13,829	$12,405
9/30/2021	$13,667	$12,298
10/31/2021	$13,687	$12,294
11/30/2021	$13,646	$12,331
12/31/2021	$13,686	$12,299
1/31/2022	$13,300	$12,034
2/28/2022	$12,979	$11,900
3/31/2022	$12,479	$11,569
4/30/2022	$11,814	$11,130
5/31/2022	$11,886	$11,202
6/30/2022	$11,522	$11,026
7/31/2022	$11,924	$11,296
8/31/2022	$11,535	$10,977
9/30/2022	$10,819	$10,502
10/31/2022	$10,660	$10,366
11/30/2022	$11,234	$10,748
12/31/2022	$11,137	$10,699
1/31/2023	$11,650	$11,028
2/28/2023	$11,241	$10,743
3/31/2023	$11,478	$11,016
4/30/2023	$11,546	$11,083
5/31/2023	$11,381	$10,962
6/30/2023	$11,463	$10,923
7/31/2023	$11,497	$10,915
8/31/2023	$11,315	$10,846
9/30/2023	$10,850	$10,570
10/31/2023	$10,573	$10,403
11/30/2023	$11,063	$10,874
12/31/2023	$11,538	$11,291
1/31/2024	$11,543	$11,260
2/29/2024	$11,396	$11,101
3/31/2024	$11,496	$11,203
4/30/2024	$11,138	$10,920
5/31/2024	$11,276	$11,105
6/30/2024	$11,517	$11,210
7/31/2024	$11,787	$11,472
8/31/2024	$11,968	$11,637
9/30/2024	$12,139	$11,793
10/31/2024	$11,823	$11,500
11/30/2024	$11,951	$11,622
12/31/2024	$11,726	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	1.62%	(1.50%)	1.60%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 2,087,900,977
Holdings Count | Holding			1,038
Advisory Fees Paid, Amount			$ 9,348,235
InvestmentCompanyPortfolioTurnover			133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$2,087,900,977 # of Portfolio Holdings1,038 Total Advisory Fees Paid$9,348,235 Portfolio Turnover Rate133%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.4%
Derivatives	(0.1%)
Others (each less than 3.0%)	4.1%
Foreign Government Bonds & Notes	5.1%
Asset-Backed Securities	14.7%
Mortgage-Backed Securities	16.3%
U.S. Treasury Obligations	19.0%
Corporate Bonds & Notes	38.5%

Material Fund Change [Text Block]
C000098966
Shareholder Report [Line Items]
Fund Name			Diversified Bond Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$44	0.44%

Expenses Paid, Amount			$ 44
Expense Ratio, Percent			0.44%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight allocation (relative to the benchmark index) to investment grade corporates was a key contributor to relative performance, led by strong issuer selection in banking, consumer cyclical, and finance industries.

+ Securitized credit performed well, delivering positive returns largely due to the overweight allocation.

+ An out of benchmark allocation to high yield corporates aided relative performance.

Top detractors from performance:

- Exposure to non-dollar sovereign debt detracted most from relative performance at the sector level.

- Yield curve effects impacted performance as an overweight to the belly of the curve (which rose) and underweight to the 2-year (which fell) detracted.

- Duration positioning, which was slightly longer than that of the benchmark index, held back relative returns as yields sharply rose during the final month of the period.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Diversified Bond (Class P)	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,227	$10,210
2/28/2015	$10,200	$10,114
3/31/2015	$10,232	$10,161
4/30/2015	$10,215	$10,124
5/31/2015	$10,193	$10,100
6/30/2015	$10,047	$9,990
7/31/2015	$10,158	$10,059
8/31/2015	$10,100	$10,045
9/30/2015	$10,108	$10,113
10/31/2015	$10,204	$10,114
11/30/2015	$10,189	$10,088
12/31/2015	$10,125	$10,055
1/31/2016	$10,173	$10,193
2/29/2016	$10,192	$10,266
3/31/2016	$10,410	$10,360
4/30/2016	$10,523	$10,400
5/31/2016	$10,505	$10,402
6/30/2016	$10,742	$10,589
7/31/2016	$10,888	$10,656
8/31/2016	$10,931	$10,644
9/30/2016	$10,939	$10,638
10/31/2016	$10,877	$10,556
11/30/2016	$10,583	$10,307
12/31/2016	$10,657	$10,321
1/31/2017	$10,725	$10,341
2/28/2017	$10,838	$10,411
3/31/2017	$10,883	$10,405
4/30/2017	$10,982	$10,486
5/31/2017	$11,100	$10,567
6/30/2017	$11,160	$10,556
7/31/2017	$11,240	$10,601
8/31/2017	$11,365	$10,696
9/30/2017	$11,331	$10,645
10/31/2017	$11,322	$10,652
11/30/2017	$11,340	$10,638
12/31/2017	$11,413	$10,687
1/31/2018	$11,334	$10,564
2/28/2018	$11,172	$10,464
3/31/2018	$11,307	$10,531
4/30/2018	$11,180	$10,452
5/31/2018	$11,177	$10,527
6/30/2018	$11,150	$10,514
7/31/2018	$11,227	$10,516
8/31/2018	$11,217	$10,584
9/30/2018	$11,170	$10,516
10/31/2018	$10,977	$10,433
11/30/2018	$11,020	$10,495
12/31/2018	$11,281	$10,688
1/31/2019	$11,580	$10,801
2/28/2019	$11,570	$10,795
3/31/2019	$11,804	$11,003
4/30/2019	$11,831	$11,005
5/31/2019	$12,020	$11,201
6/30/2019	$12,283	$11,341
7/31/2019	$12,311	$11,366
8/31/2019	$12,593	$11,661
9/30/2019	$12,600	$11,599
10/31/2019	$12,705	$11,634
11/30/2019	$12,671	$11,628
12/31/2019	$12,772	$11,620
1/31/2020	$13,007	$11,843
2/29/2020	$13,100	$12,056
3/31/2020	$12,516	$11,985
4/30/2020	$12,974	$12,198
5/31/2020	$13,257	$12,255
6/30/2020	$13,426	$12,332
7/31/2020	$13,810	$12,517
8/31/2020	$13,769	$12,416
9/30/2020	$13,679	$12,409
10/31/2020	$13,601	$12,353
11/30/2020	$14,000	$12,475
12/31/2020	$14,123	$12,492
1/31/2021	$13,938	$12,402
2/28/2021	$13,645	$12,223
3/31/2021	$13,407	$12,071
4/30/2021	$13,609	$12,166
5/31/2021	$13,705	$12,206
6/30/2021	$13,835	$12,291
7/31/2021	$14,001	$12,429
8/31/2021	$14,014	$12,405
9/30/2021	$13,853	$12,298
10/31/2021	$13,875	$12,294
11/30/2021	$13,836	$12,331
12/31/2021	$13,878	$12,299
1/31/2022	$13,489	$12,034
2/28/2022	$13,166	$11,900
3/31/2022	$12,661	$11,569
4/30/2022	$11,988	$11,130
5/31/2022	$12,064	$11,202
6/30/2022	$11,695	$11,026
7/31/2022	$12,106	$11,296
8/31/2022	$11,713	$10,977
9/30/2022	$10,988	$10,502
10/31/2022	$10,828	$10,366
11/30/2022	$11,413	$10,748
12/31/2022	$11,317	$10,699
1/31/2023	$11,840	$11,028
2/28/2023	$11,426	$10,743
3/31/2023	$11,668	$11,016
4/30/2023	$11,740	$11,083
5/31/2023	$11,574	$10,962
6/30/2023	$11,660	$10,923
7/31/2023	$11,696	$10,915
8/31/2023	$11,513	$10,846
9/30/2023	$11,042	$10,570
10/31/2023	$10,761	$10,403
11/30/2023	$11,262	$10,874
12/31/2023	$11,748	$11,291
1/31/2024	$11,754	$11,260
2/29/2024	$11,606	$11,101
3/31/2024	$11,711	$11,203
4/30/2024	$11,347	$10,920
5/31/2024	$11,490	$11,105
6/30/2024	$11,737	$11,210
7/31/2024	$12,017	$11,472
8/31/2024	$12,208	$11,637
9/30/2024	$12,385	$11,793
10/31/2024	$12,064	$11,500
11/30/2024	$12,196	$11,622
12/31/2024	$11,968	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	1.87%	(1.29%)	1.81%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 2,087,900,977
Holdings Count | Holding			1,038
Advisory Fees Paid, Amount			$ 9,348,235
InvestmentCompanyPortfolioTurnover			133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$2,087,900,977 # of Portfolio Holdings1,038 Total Advisory Fees Paid$9,348,235 Portfolio Turnover Rate133%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.4%
Derivatives	(0.1%)
Others (each less than 3.0%)	4.1%
Foreign Government Bonds & Notes	5.1%
Asset-Backed Securities	14.7%
Mortgage-Backed Securities	16.3%
U.S. Treasury Obligations	19.0%
Corporate Bonds & Notes	38.5%

Material Fund Change [Text Block]
C000111629
Shareholder Report [Line Items]
Fund Name			Floating Rate Income Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.92%

Expenses Paid, Amount			$ 96
Expense Ratio, Percent			0.92%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight (relative to the  benchmark index, the Credit Suisse Leveraged Loan Index) to BB-rated loans was a key contributor to performance as BBs underperformed given their lower carry.

+ An overweight and security selection within performing second-lien loans contributed to relative performance.

+ Security selection in the information technology and financials sectors were additive to relative performance.

Top detractors from performance:

- An underweight to discounted names negatively impacted performance, as loans priced between $80-90 outperformed in the year.

- An underweight to the media/telecom sector detracted as this sector bounced back following underperformance in 2023.

- An underweight and security selection in the health care sector held back relative returns as the Fund did not own many of the names in this sector that rallied in 2024.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Floating Rate Income (Class I)	Credit Suisse Leveraged Loan Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,989	$10,026	$10,210
2/28/2015	$10,126	$10,167	$10,114
3/31/2015	$10,150	$10,207	$10,161
4/30/2015	$10,246	$10,299	$10,124
5/31/2015	$10,265	$10,319	$10,100
6/30/2015	$10,215	$10,287	$9,990
7/31/2015	$10,239	$10,296	$10,059
8/31/2015	$10,171	$10,229	$10,045
9/30/2015	$10,170	$10,161	$10,113
10/31/2015	$10,182	$10,147	$10,114
11/30/2015	$10,134	$10,057	$10,088
12/31/2015	$10,086	$9,962	$10,055
1/31/2016	$10,039	$9,889	$10,193
2/29/2016	$10,023	$9,834	$10,266
3/31/2016	$10,238	$10,094	$10,360
4/30/2016	$10,354	$10,285	$10,400
5/31/2016	$10,417	$10,379	$10,402
6/30/2016	$10,410	$10,383	$10,589
7/31/2016	$10,525	$10,529	$10,656
8/31/2016	$10,582	$10,612	$10,644
9/30/2016	$10,658	$10,704	$10,638
10/31/2016	$10,729	$10,787	$10,556
11/30/2016	$10,770	$10,822	$10,307
12/31/2016	$10,932	$10,945	$10,321
1/31/2017	$11,009	$11,004	$10,341
2/28/2017	$11,060	$11,068	$10,411
3/31/2017	$11,056	$11,077	$10,405
4/30/2017	$11,117	$11,125	$10,486
5/31/2017	$11,141	$11,168	$10,567
6/30/2017	$11,125	$11,160	$10,556
7/31/2017	$11,194	$11,248	$10,601
8/31/2017	$11,195	$11,232	$10,696
9/30/2017	$11,231	$11,278	$10,645
10/31/2017	$11,294	$11,353	$10,652
11/30/2017	$11,302	$11,366	$10,638
12/31/2017	$11,343	$11,410	$10,687
1/31/2018	$11,428	$11,533	$10,564
2/28/2018	$11,437	$11,554	$10,464
3/31/2018	$11,459	$11,591	$10,531
4/30/2018	$11,498	$11,647	$10,452
5/31/2018	$11,522	$11,670	$10,527
6/30/2018	$11,544	$11,682	$10,514
7/31/2018	$11,620	$11,778	$10,516
8/31/2018	$11,682	$11,827	$10,584
9/30/2018	$11,753	$11,907	$10,516
10/31/2018	$11,737	$11,908	$10,433
11/30/2018	$11,628	$11,811	$10,495
12/31/2018	$11,340	$11,541	$10,688
1/31/2019	$11,608	$11,806	$10,801
2/28/2019	$11,817	$11,991	$10,795
3/31/2019	$11,756	$11,977	$11,003
4/30/2019	$11,945	$12,167	$11,005
5/31/2019	$11,915	$12,139	$11,201
6/30/2019	$11,959	$12,166	$11,341
7/31/2019	$12,061	$12,261	$11,366
8/31/2019	$12,045	$12,227	$11,661
9/30/2019	$12,101	$12,278	$11,599
10/31/2019	$12,079	$12,219	$11,634
11/30/2019	$12,146	$12,286	$11,628
12/31/2019	$12,260	$12,484	$11,620
1/31/2020	$12,277	$12,550	$11,843
2/29/2020	$12,135	$12,381	$12,056
3/31/2020	$11,318	$10,838	$11,985
4/30/2020	$11,693	$11,303	$12,198
5/31/2020	$12,136	$11,732	$12,255
6/30/2020	$12,116	$11,890	$12,332
7/31/2020	$12,320	$12,114	$12,517
8/31/2020	$12,460	$12,296	$12,416
9/30/2020	$12,483	$12,381	$12,409
10/31/2020	$12,465	$12,402	$12,353
11/30/2020	$12,678	$12,666	$12,475
12/31/2020	$12,837	$12,831	$12,492
1/31/2021	$12,945	$12,993	$12,402
2/28/2021	$13,009	$13,081	$12,223
3/31/2021	$13,010	$13,089	$12,071
4/30/2021	$13,068	$13,155	$12,166
5/31/2021	$13,142	$13,223	$12,206
6/30/2021	$13,195	$13,278	$12,291
7/31/2021	$13,194	$13,277	$12,429
8/31/2021	$13,249	$13,342	$12,405
9/30/2021	$13,324	$13,428	$12,298
10/31/2021	$13,368	$13,460	$12,294
11/30/2021	$13,347	$13,439	$12,331
12/31/2021	$13,430	$13,524	$12,299
1/31/2022	$13,474	$13,572	$12,034
2/28/2022	$13,424	$13,505	$11,900
3/31/2022	$13,371	$13,510	$11,569
4/30/2022	$13,356	$13,533	$11,130
5/31/2022	$13,048	$13,194	$11,202
6/30/2022	$12,712	$12,922	$11,026
7/31/2022	$13,024	$13,163	$11,296
8/31/2022	$13,233	$13,365	$10,977
9/30/2022	$12,853	$13,076	$10,502
10/31/2022	$13,020	$13,187	$10,366
11/30/2022	$13,201	$13,333	$10,748
12/31/2022	$13,223	$13,381	$10,699
1/31/2023	$13,574	$13,724	$11,028
2/28/2023	$13,609	$13,811	$10,743
3/31/2023	$13,731	$13,797	$11,016
4/30/2023	$13,902	$13,928	$11,083
5/31/2023	$13,850	$13,916	$10,962
6/30/2023	$14,165	$14,227	$10,923
7/31/2023	$14,353	$14,413	$10,915
8/31/2023	$14,504	$14,579	$10,846
9/30/2023	$14,609	$14,707	$10,570
10/31/2023	$14,625	$14,711	$10,403
11/30/2023	$14,813	$14,887	$10,874
12/31/2023	$15,028	$15,126	$11,291
1/31/2024	$15,107	$15,244	$11,260
2/29/2024	$15,266	$15,380	$11,101
3/31/2024	$15,419	$15,508	$11,203
4/30/2024	$15,501	$15,613	$10,920
5/31/2024	$15,617	$15,755	$11,105
6/30/2024	$15,659	$15,798	$11,210
7/31/2024	$15,760	$15,914	$11,472
8/31/2024	$15,823	$16,009	$11,637
9/30/2024	$15,917	$16,126	$11,793
10/31/2024	$16,028	$16,263	$11,500
11/30/2024	$16,166	$16,399	$11,622
12/31/2024	$16,239	$16,495	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.05%	5.78%	4.97%
Credit Suisse Leveraged Loan Index	9.05%	5.73%	5.13%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 366,272,588
Holdings Count | Holding			121
Advisory Fees Paid, Amount			$ 2,030,952
InvestmentCompanyPortfolioTurnover			102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$366,272,588 # of Portfolio Holdings121 Total Advisory Fees Paid$2,030,952 Portfolio Turnover Rate102%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	2.6%
Exchange-Traded Funds	5.1%
Consumer, Cyclical	9.2%
Technology	15.0%
Consumer, Non-Cyclical	18.1%
Financial	20.2%
Industrial	28.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Industrial Sector Risk was added and LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Industrial Sector Risk was added and LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000111630
Shareholder Report [Line Items]
Fund Name			Floating Rate Income Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$75	0.72%

Expenses Paid, Amount			$ 75
Expense Ratio, Percent			0.72%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight (relative to the  benchmark index, the Credit Suisse Leveraged Loan Index) to BB-rated loans was a key contributor to performance as BBs underperformed given their lower carry.

+ An overweight and security selection within performing second-lien loans contributed to relative performance.

+ Security selection in the information technology and financials sectors were additive to relative performance.

Top detractors from performance:

- An underweight to discounted names negatively impacted performance, as loans priced between $80-90 outperformed in the year.

- An underweight to the media/telecom sector detracted as this sector bounced back following underperformance in 2023.

- An underweight and security selection in the health care sector held back relative returns as the Fund did not own many of the names in this sector that rallied in 2024.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Floating Rate Income (Class P)	Credit Suisse Leveraged Loan Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,991	$10,026	$10,210
2/28/2015	$10,130	$10,167	$10,114
3/31/2015	$10,155	$10,207	$10,161
4/30/2015	$10,253	$10,299	$10,124
5/31/2015	$10,274	$10,319	$10,100
6/30/2015	$10,225	$10,287	$9,990
7/31/2015	$10,251	$10,296	$10,059
8/31/2015	$10,185	$10,229	$10,045
9/30/2015	$10,185	$10,161	$10,113
10/31/2015	$10,199	$10,147	$10,114
11/30/2015	$10,152	$10,057	$10,088
12/31/2015	$10,106	$9,962	$10,055
1/31/2016	$10,061	$9,889	$10,193
2/29/2016	$10,046	$9,834	$10,266
3/31/2016	$10,263	$10,094	$10,360
4/30/2016	$10,381	$10,285	$10,400
5/31/2016	$10,446	$10,379	$10,402
6/30/2016	$10,441	$10,383	$10,589
7/31/2016	$10,558	$10,529	$10,656
8/31/2016	$10,617	$10,612	$10,644
9/30/2016	$10,695	$10,704	$10,638
10/31/2016	$10,768	$10,787	$10,556
11/30/2016	$10,811	$10,822	$10,307
12/31/2016	$10,975	$10,945	$10,321
1/31/2017	$11,055	$11,004	$10,341
2/28/2017	$11,108	$11,068	$10,411
3/31/2017	$11,106	$11,077	$10,405
4/30/2017	$11,169	$11,125	$10,486
5/31/2017	$11,194	$11,168	$10,567
6/30/2017	$11,181	$11,160	$10,556
7/31/2017	$11,251	$11,248	$10,601
8/31/2017	$11,254	$11,232	$10,696
9/30/2017	$11,292	$11,278	$10,645
10/31/2017	$11,357	$11,353	$10,652
11/30/2017	$11,367	$11,366	$10,638
12/31/2017	$11,411	$11,410	$10,687
1/31/2018	$11,498	$11,533	$10,564
2/28/2018	$11,509	$11,554	$10,464
3/31/2018	$11,533	$11,591	$10,531
4/30/2018	$11,574	$11,647	$10,452
5/31/2018	$11,601	$11,670	$10,527
6/30/2018	$11,624	$11,682	$10,514
7/31/2018	$11,703	$11,778	$10,516
8/31/2018	$11,767	$11,827	$10,584
9/30/2018	$11,841	$11,907	$10,516
10/31/2018	$11,826	$11,908	$10,433
11/30/2018	$11,718	$11,811	$10,495
12/31/2018	$11,431	$11,541	$10,688
1/31/2019	$11,703	$11,806	$10,801
2/28/2019	$11,915	$11,991	$10,795
3/31/2019	$11,853	$11,977	$11,003
4/30/2019	$12,046	$12,167	$11,005
5/31/2019	$12,018	$12,139	$11,201
6/30/2019	$12,064	$12,166	$11,341
7/31/2019	$12,169	$12,261	$11,366
8/31/2019	$12,155	$12,227	$11,661
9/30/2019	$12,213	$12,278	$11,599
10/31/2019	$12,193	$12,219	$11,634
11/30/2019	$12,262	$12,286	$11,628
12/31/2019	$12,380	$12,484	$11,620
1/31/2020	$12,399	$12,550	$11,843
2/29/2020	$12,257	$12,381	$12,056
3/31/2020	$11,434	$10,838	$11,985
4/30/2020	$11,815	$11,303	$12,198
5/31/2020	$12,265	$11,732	$12,255
6/30/2020	$12,247	$11,890	$12,332
7/31/2020	$12,455	$12,114	$12,517
8/31/2020	$12,599	$12,296	$12,416
9/30/2020	$12,624	$12,381	$12,409
10/31/2020	$12,608	$12,402	$12,353
11/30/2020	$12,825	$12,666	$12,475
12/31/2020	$12,988	$12,831	$12,492
1/31/2021	$13,100	$12,993	$12,402
2/28/2021	$13,167	$13,081	$12,223
3/31/2021	$13,170	$13,089	$12,071
4/30/2021	$13,232	$13,155	$12,166
5/31/2021	$13,308	$13,223	$12,206
6/30/2021	$13,364	$13,278	$12,291
7/31/2021	$13,366	$13,277	$12,429
8/31/2021	$13,423	$13,342	$12,405
9/30/2021	$13,502	$13,428	$12,298
10/31/2021	$13,548	$13,460	$12,294
11/30/2021	$13,529	$13,439	$12,331
12/31/2021	$13,616	$13,524	$12,299
1/31/2022	$13,663	$13,572	$12,034
2/28/2022	$13,614	$13,505	$11,900
3/31/2022	$13,562	$13,510	$11,569
4/30/2022	$13,550	$13,533	$11,130
5/31/2022	$13,240	$13,194	$11,202
6/30/2022	$12,901	$12,922	$11,026
7/31/2022	$13,219	$13,163	$11,296
8/31/2022	$13,434	$13,365	$10,977
9/30/2022	$13,050	$13,076	$10,502
10/31/2022	$13,222	$13,187	$10,366
11/30/2022	$13,408	$13,333	$10,748
12/31/2022	$13,432	$13,381	$10,699
1/31/2023	$13,791	$13,724	$11,028
2/28/2023	$13,830	$13,811	$10,743
3/31/2023	$13,955	$13,797	$11,016
4/30/2023	$14,131	$13,928	$11,083
5/31/2023	$14,081	$13,916	$10,962
6/30/2023	$14,404	$14,227	$10,923
7/31/2023	$14,598	$14,413	$10,915
8/31/2023	$14,755	$14,579	$10,846
9/30/2023	$14,846	$14,707	$10,570
10/31/2023	$14,865	$14,711	$10,403
11/30/2023	$15,059	$14,887	$10,874
12/31/2023	$15,281	$15,126	$11,291
1/31/2024	$15,381	$15,244	$11,260
2/29/2024	$15,545	$15,380	$11,101
3/31/2024	$15,704	$15,508	$11,203
4/30/2024	$15,789	$15,613	$10,920
5/31/2024	$15,911	$15,755	$11,105
6/30/2024	$15,956	$15,798	$11,210
7/31/2024	$16,062	$15,914	$11,472
8/31/2024	$16,128	$16,009	$11,637
9/30/2024	$16,227	$16,126	$11,793
10/31/2024	$16,344	$16,263	$11,500
11/30/2024	$16,487	$16,399	$11,622
12/31/2024	$16,564	$16,495	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	8.39%	6.00%	5.18%
Credit Suisse Leveraged Loan Index	9.05%	5.73%	5.13%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 366,272,588
Holdings Count | Holding			121
Advisory Fees Paid, Amount			$ 2,030,952
InvestmentCompanyPortfolioTurnover			102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$366,272,588 # of Portfolio Holdings121 Total Advisory Fees Paid$2,030,952 Portfolio Turnover Rate102%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	2.6%
Exchange-Traded Funds	5.1%
Consumer, Cyclical	9.2%
Technology	15.0%
Consumer, Non-Cyclical	18.1%
Financial	20.2%
Industrial	28.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Industrial Sector Risk was added and LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Industrial Sector Risk was added and LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078079
Shareholder Report [Line Items]
Fund Name			High Yield Bond Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.63%

Expenses Paid, Amount			$ 65
Expense Ratio, Percent			0.63%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight (relative to the  benchmark index, the Bloomberg US High-Yield 2% Issuer Capped Bond Index) to single B-rated securities contributed to performance as lower quality rated bonds outperformed higher-quality bonds.

+ Security selection was additive to relative returns due to issuer selections in the Energy and Capital Goods sectors.

+ An allocation to collateralized loan obligations was additive to performance as a result of rising U.S. treasury yields and spread compression.

Top detractors from performance:

- An underweight to high yield corporates detracted from relative performance as option adjusted spreads compressed during 2024.

- An underweight to CC-rated securities detracted from relative returns as that quality bucket was the top performer in 2024.

- Security selection in the Consumer Non-Cyclical and Technology sectors detracted.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	High Yield Bond (Class I)	Bloomberg US High Yield 2% Issuer Capped Bond Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,045	$10,066	$10,210
2/28/2015	$10,318	$10,308	$10,114
3/31/2015	$10,280	$10,252	$10,161
4/30/2015	$10,436	$10,376	$10,124
5/31/2015	$10,476	$10,407	$10,100
6/30/2015	$10,322	$10,253	$9,990
7/31/2015	$10,261	$10,193	$10,059
8/31/2015	$10,114	$10,015	$10,045
9/30/2015	$9,821	$9,757	$10,113
10/31/2015	$10,080	$10,025	$10,114
11/30/2015	$9,850	$9,803	$10,088
12/31/2015	$9,536	$9,557	$10,055
1/31/2016	$9,314	$9,403	$10,193
2/29/2016	$9,374	$9,457	$10,266
3/31/2016	$9,751	$9,877	$10,360
4/30/2016	$10,071	$10,264	$10,400
5/31/2016	$10,129	$10,327	$10,402
6/30/2016	$10,209	$10,422	$10,589
7/31/2016	$10,469	$10,704	$10,656
8/31/2016	$10,692	$10,928	$10,644
9/30/2016	$10,781	$11,001	$10,638
10/31/2016	$10,803	$11,043	$10,556
11/30/2016	$10,799	$10,991	$10,307
12/31/2016	$11,001	$11,194	$10,321
1/31/2017	$11,168	$11,356	$10,341
2/28/2017	$11,338	$11,521	$10,411
3/31/2017	$11,306	$11,496	$10,405
4/30/2017	$11,416	$11,628	$10,486
5/31/2017	$11,500	$11,729	$10,567
6/30/2017	$11,496	$11,745	$10,556
7/31/2017	$11,642	$11,875	$10,601
8/31/2017	$11,639	$11,870	$10,696
9/30/2017	$11,754	$11,977	$10,645
10/31/2017	$11,825	$12,028	$10,652
11/30/2017	$11,830	$11,997	$10,638
12/31/2017	$11,854	$12,033	$10,687
1/31/2018	$11,933	$12,106	$10,564
2/28/2018	$11,811	$12,003	$10,464
3/31/2018	$11,727	$11,930	$10,531
4/30/2018	$11,784	$12,008	$10,452
5/31/2018	$11,774	$12,005	$10,527
6/30/2018	$11,820	$12,053	$10,514
7/31/2018	$11,923	$12,184	$10,516
8/31/2018	$12,005	$12,274	$10,584
9/30/2018	$12,065	$12,343	$10,516
10/31/2018	$11,847	$12,145	$10,433
11/30/2018	$11,760	$12,041	$10,495
12/31/2018	$11,466	$11,783	$10,688
1/31/2019	$11,998	$12,315	$10,801
2/28/2019	$12,206	$12,520	$10,795
3/31/2019	$12,293	$12,638	$11,003
4/30/2019	$12,446	$12,817	$11,005
5/31/2019	$12,313	$12,665	$11,201
6/30/2019	$12,600	$12,954	$11,341
7/31/2019	$12,637	$13,027	$11,366
8/31/2019	$12,722	$13,079	$11,661
9/30/2019	$12,779	$13,127	$11,599
10/31/2019	$12,766	$13,163	$11,634
11/30/2019	$12,839	$13,206	$11,628
12/31/2019	$13,070	$13,470	$11,620
1/31/2020	$13,042	$13,473	$11,843
2/29/2020	$12,776	$13,283	$12,056
3/31/2020	$11,273	$11,761	$11,985
4/30/2020	$11,762	$12,294	$12,198
5/31/2020	$12,240	$12,831	$12,255
6/30/2020	$12,316	$12,953	$12,332
7/31/2020	$12,864	$13,556	$12,517
8/31/2020	$13,005	$13,687	$12,416
9/30/2020	$12,941	$13,546	$12,409
10/31/2020	$13,030	$13,613	$12,353
11/30/2020	$13,575	$14,152	$12,475
12/31/2020	$13,821	$14,419	$12,492
1/31/2021	$13,824	$14,467	$12,402
2/28/2021	$13,925	$14,520	$12,223
3/31/2021	$13,980	$14,542	$12,071
4/30/2021	$14,126	$14,700	$12,166
5/31/2021	$14,175	$14,743	$12,206
6/30/2021	$14,339	$14,940	$12,291
7/31/2021	$14,376	$14,996	$12,429
8/31/2021	$14,456	$15,074	$12,405
9/30/2021	$14,451	$15,074	$12,298
10/31/2021	$14,423	$15,046	$12,294
11/30/2021	$14,302	$14,898	$12,331
12/31/2021	$14,570	$15,178	$12,299
1/31/2022	$14,188	$14,764	$12,034
2/28/2022	$14,084	$14,612	$11,900
3/31/2022	$13,957	$14,446	$11,569
4/30/2022	$13,441	$13,933	$11,130
5/31/2022	$13,458	$13,966	$11,202
6/30/2022	$12,604	$13,025	$11,026
7/31/2022	$13,306	$13,793	$11,296
8/31/2022	$13,002	$13,476	$10,977
9/30/2022	$12,474	$12,941	$10,502
10/31/2022	$12,811	$13,277	$10,366
11/30/2022	$13,146	$13,564	$10,748
12/31/2022	$13,062	$13,481	$10,699
1/31/2023	$13,575	$13,994	$11,028
2/28/2023	$13,338	$13,815	$10,743
3/31/2023	$13,508	$13,961	$11,016
4/30/2023	$13,667	$14,102	$11,083
5/31/2023	$13,490	$13,972	$10,962
6/30/2023	$13,710	$14,206	$10,923
7/31/2023	$13,877	$14,403	$10,915
8/31/2023	$13,925	$14,444	$10,846
9/30/2023	$13,749	$14,272	$10,570
10/31/2023	$13,544	$14,104	$10,403
11/30/2023	$14,155	$14,743	$10,874
12/31/2023	$14,658	$15,293	$11,291
1/31/2024	$14,686	$15,292	$11,260
2/29/2024	$14,741	$15,337	$11,101
3/31/2024	$14,945	$15,518	$11,203
4/30/2024	$14,770	$15,372	$10,920
5/31/2024	$14,905	$15,541	$11,105
6/30/2024	$15,041	$15,688	$11,210
7/31/2024	$15,309	$15,993	$11,472
8/31/2024	$15,516	$16,254	$11,637
9/30/2024	$15,711	$16,517	$11,793
10/31/2024	$15,619	$16,428	$11,500
11/30/2024	$15,753	$16,617	$11,622
12/31/2024	$15,706	$16,546	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.14%	3.74%	4.62%
Bloomberg US High Yield 2% Issuer Capped Bond Index	8.19%	4.20%	5.16%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 765,962,653
Holdings Count | Holding			220
Advisory Fees Paid, Amount			$ 2,539,748
InvestmentCompanyPortfolioTurnover			80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$765,962,653 # of Portfolio Holdings220 Total Advisory Fees Paid$2,539,748 Portfolio Turnover Rate80%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	5.1%
Others (each less than 3.0%)	2.2%
Technology	4.0%
Utilities	4.1%
Asset-Backed Securities	4.1%
Financial	8.4%
Communications	8.7%
Energy	10.9%
Consumer, Cyclical	13.0%
Consumer, Non-Cyclical	14.8%
Industrial	24.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098951
Shareholder Report [Line Items]
Fund Name			High Yield Bond Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.43%

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.43%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight (relative to the  benchmark index, the Bloomberg US High-Yield 2% Issuer Capped Bond Index) to single B-rated securities contributed to performance as lower quality rated bonds outperformed higher-quality bonds.

+ Security selection was additive to relative returns due to issuer selections in the Energy and Capital Goods sectors.

+ An allocation to collateralized loan obligations was additive to performance as a result of rising U.S. treasury yields and spread compression.

Top detractors from performance:

- An underweight to high yield corporates detracted from relative performance as option adjusted spreads compressed during 2024.

- An underweight to CC-rated securities detracted from relative returns as that quality bucket was the top performer in 2024.

- Security selection in the Consumer Non-Cyclical and Technology sectors detracted.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	High Yield Bond (Class P)	Bloomberg US High Yield 2% Issuer Capped Bond Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,046	$10,066	$10,210
2/28/2015	$10,321	$10,308	$10,114
3/31/2015	$10,285	$10,252	$10,161
4/30/2015	$10,443	$10,376	$10,124
5/31/2015	$10,485	$10,407	$10,100
6/30/2015	$10,332	$10,253	$9,990
7/31/2015	$10,273	$10,193	$10,059
8/31/2015	$10,127	$10,015	$10,045
9/30/2015	$9,836	$9,757	$10,113
10/31/2015	$10,097	$10,025	$10,114
11/30/2015	$9,868	$9,803	$10,088
12/31/2015	$9,555	$9,557	$10,055
1/31/2016	$9,334	$9,403	$10,193
2/29/2016	$9,396	$9,457	$10,266
3/31/2016	$9,776	$9,877	$10,360
4/30/2016	$10,098	$10,264	$10,400
5/31/2016	$10,158	$10,327	$10,402
6/30/2016	$10,240	$10,422	$10,589
7/31/2016	$10,503	$10,704	$10,656
8/31/2016	$10,728	$10,928	$10,644
9/30/2016	$10,819	$11,001	$10,638
10/31/2016	$10,843	$11,043	$10,556
11/30/2016	$10,840	$10,991	$10,307
12/31/2016	$11,045	$11,194	$10,321
1/31/2017	$11,214	$11,356	$10,341
2/28/2017	$11,387	$11,521	$10,411
3/31/2017	$11,357	$11,496	$10,405
4/30/2017	$11,469	$11,628	$10,486
5/31/2017	$11,555	$11,729	$10,567
6/30/2017	$11,553	$11,745	$10,556
7/31/2017	$11,702	$11,875	$10,601
8/31/2017	$11,701	$11,870	$10,696
9/30/2017	$11,818	$11,977	$10,645
10/31/2017	$11,892	$12,028	$10,652
11/30/2017	$11,899	$11,997	$10,638
12/31/2017	$11,925	$12,033	$10,687
1/31/2018	$12,007	$12,106	$10,564
2/28/2018	$11,886	$12,003	$10,464
3/31/2018	$11,803	$11,930	$10,531
4/30/2018	$11,862	$12,008	$10,452
5/31/2018	$11,854	$12,005	$10,527
6/30/2018	$11,903	$12,053	$10,514
7/31/2018	$12,009	$12,184	$10,516
8/31/2018	$12,093	$12,274	$10,584
9/30/2018	$12,156	$12,343	$10,516
10/31/2018	$11,938	$12,145	$10,433
11/30/2018	$11,852	$12,041	$10,495
12/31/2018	$11,558	$11,783	$10,688
1/31/2019	$12,096	$12,315	$10,801
2/28/2019	$12,307	$12,520	$10,795
3/31/2019	$12,397	$12,638	$11,003
4/30/2019	$12,553	$12,817	$11,005
5/31/2019	$12,422	$12,665	$11,201
6/30/2019	$12,713	$12,954	$11,341
7/31/2019	$12,753	$13,027	$11,366
8/31/2019	$12,841	$13,079	$11,661
9/30/2019	$12,901	$13,127	$11,599
10/31/2019	$12,890	$13,163	$11,634
11/30/2019	$12,966	$13,206	$11,628
12/31/2019	$13,200	$13,470	$11,620
1/31/2020	$13,175	$13,473	$11,843
2/29/2020	$12,908	$13,283	$12,056
3/31/2020	$11,391	$11,761	$11,985
4/30/2020	$11,888	$12,294	$12,198
5/31/2020	$12,373	$12,831	$12,255
6/30/2020	$12,452	$12,953	$12,332
7/31/2020	$13,008	$13,556	$12,517
8/31/2020	$13,153	$13,687	$12,416
9/30/2020	$13,090	$13,546	$12,409
10/31/2020	$13,182	$13,613	$12,353
11/30/2020	$13,736	$14,152	$12,475
12/31/2020	$13,987	$14,419	$12,492
1/31/2021	$13,992	$14,467	$12,402
2/28/2021	$14,097	$14,520	$12,223
3/31/2021	$14,155	$14,542	$12,071
4/30/2021	$14,305	$14,700	$12,166
5/31/2021	$14,357	$14,743	$12,206
6/30/2021	$14,526	$14,940	$12,291
7/31/2021	$14,566	$14,996	$12,429
8/31/2021	$14,650	$15,074	$12,405
9/30/2021	$14,647	$15,074	$12,298
10/31/2021	$14,621	$15,046	$12,294
11/30/2021	$14,501	$14,898	$12,331
12/31/2021	$14,774	$15,178	$12,299
1/31/2022	$14,390	$14,764	$12,034
2/28/2022	$14,286	$14,612	$11,900
3/31/2022	$14,160	$14,446	$11,569
4/30/2022	$13,639	$13,933	$11,130
5/31/2022	$13,659	$13,966	$11,202
6/30/2022	$12,794	$13,025	$11,026
7/31/2022	$13,508	$13,793	$11,296
8/31/2022	$13,202	$13,476	$10,977
9/30/2022	$12,669	$12,941	$10,502
10/31/2022	$13,013	$13,277	$10,366
11/30/2022	$13,356	$13,564	$10,748
12/31/2022	$13,272	$13,481	$10,699
1/31/2023	$13,796	$13,994	$11,028
2/28/2023	$13,557	$13,815	$10,743
3/31/2023	$13,732	$13,961	$11,016
4/30/2023	$13,896	$14,102	$11,083
5/31/2023	$13,718	$13,972	$10,962
6/30/2023	$13,944	$14,206	$10,923
7/31/2023	$14,117	$14,403	$10,915
8/31/2023	$14,167	$14,444	$10,846
9/30/2023	$13,991	$14,272	$10,570
10/31/2023	$13,785	$14,104	$10,403
11/30/2023	$14,409	$14,743	$10,874
12/31/2023	$14,924	$15,293	$11,291
1/31/2024	$14,955	$15,292	$11,260
2/29/2024	$15,013	$15,337	$11,101
3/31/2024	$15,223	$15,518	$11,203
4/30/2024	$15,048	$15,372	$10,920
5/31/2024	$15,188	$15,541	$11,105
6/30/2024	$15,329	$15,688	$11,210
7/31/2024	$15,605	$15,993	$11,472
8/31/2024	$15,819	$16,254	$11,637
9/30/2024	$16,020	$16,517	$11,793
10/31/2024	$15,928	$16,428	$11,500
11/30/2024	$16,067	$16,617	$11,622
12/31/2024	$16,022	$16,546	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	7.36%	3.95%	4.83%
Bloomberg US High Yield 2% Issuer Capped Bond Index	8.19%	4.20%	5.16%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 765,962,653
Holdings Count | Holding			220
Advisory Fees Paid, Amount			$ 2,539,748
InvestmentCompanyPortfolioTurnover			80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$765,962,653 # of Portfolio Holdings220 Total Advisory Fees Paid$2,539,748 Portfolio Turnover Rate80%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	5.1%
Others (each less than 3.0%)	2.2%
Technology	4.0%
Utilities	4.1%
Asset-Backed Securities	4.1%
Financial	8.4%
Communications	8.7%
Energy	10.9%
Consumer, Cyclical	13.0%
Consumer, Non-Cyclical	14.8%
Industrial	24.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078081
Shareholder Report [Line Items]
Fund Name			Inflation Managed Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.32%

Expenses Paid, Amount			$ 134
Expense Ratio, Percent			1.32%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Interest rate strategies in Europe contributed to performance, particularly an overweight (relative to the  benchmark index, the Bloomberg US TIPS Index) to the 10-year portion of the curve as the European Central Bank cut its key interest rates during the year.

+ Exposure to securitized assets such as collateralized loan obligations and collateralized debt obligations contributed to performance as they outperformed similar maturity Treasury Inflation-Protected Securities.

+ Overweight exposure to U.S. breakeven inflation contributed to performance as the Consumer Price Index remained above the Federal Reserve’s longer-term target.

Top detractors from performance:

- Interest rate strategies in the U.S., particularly overweight exposure to the 7-, 10-, and 20-year portions of the yield curve, detracted from performance as interest rates rose within these tenors, reducing the value of these holdings.

- Exposure to duration in the United Kingdom detracted from performance because  rates across most of the yield curve rose, negatively impacting sovereign bonds.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Inflation Managed (Class I)	Bloomberg US Treasury Inflation Protected Securities Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,333	$10,315	$10,210
2/28/2015	$10,242	$10,191	$10,114
3/31/2015	$10,142	$10,142	$10,161
4/30/2015	$10,176	$10,217	$10,124
5/31/2015	$10,048	$10,133	$10,100
6/30/2015	$9,969	$10,034	$9,990
7/31/2015	$10,026	$10,055	$10,059
8/31/2015	$9,877	$9,978	$10,045
9/30/2015	$9,760	$9,920	$10,113
10/31/2015	$9,832	$9,945	$10,114
11/30/2015	$9,799	$9,935	$10,088
12/31/2015	$9,694	$9,856	$10,055
1/31/2016	$9,828	$10,003	$10,193
2/29/2016	$9,867	$10,114	$10,266
3/31/2016	$10,115	$10,296	$10,360
4/30/2016	$10,167	$10,331	$10,400
5/31/2016	$10,085	$10,258	$10,402
6/30/2016	$10,301	$10,471	$10,589
7/31/2016	$10,380	$10,562	$10,656
8/31/2016	$10,334	$10,515	$10,644
9/30/2016	$10,431	$10,572	$10,638
10/31/2016	$10,390	$10,530	$10,556
11/30/2016	$10,183	$10,328	$10,307
12/31/2016	$10,190	$10,318	$10,321
1/31/2017	$10,307	$10,405	$10,341
2/28/2017	$10,365	$10,454	$10,411
3/31/2017	$10,373	$10,448	$10,405
4/30/2017	$10,417	$10,510	$10,486
5/31/2017	$10,423	$10,505	$10,567
6/30/2017	$10,324	$10,406	$10,556
7/31/2017	$10,381	$10,452	$10,601
8/31/2017	$10,479	$10,563	$10,696
9/30/2017	$10,431	$10,496	$10,645
10/31/2017	$10,456	$10,518	$10,652
11/30/2017	$10,458	$10,532	$10,638
12/31/2017	$10,566	$10,628	$10,687
1/31/2018	$10,485	$10,537	$10,564
2/28/2018	$10,390	$10,435	$10,464
3/31/2018	$10,470	$10,544	$10,531
4/30/2018	$10,463	$10,538	$10,452
5/31/2018	$10,470	$10,583	$10,527
6/30/2018	$10,540	$10,625	$10,514
7/31/2018	$10,505	$10,574	$10,516
8/31/2018	$10,551	$10,651	$10,584
9/30/2018	$10,458	$10,538	$10,516
10/31/2018	$10,291	$10,387	$10,433
11/30/2018	$10,317	$10,437	$10,495
12/31/2018	$10,338	$10,494	$10,688
1/31/2019	$10,531	$10,635	$10,801
2/28/2019	$10,537	$10,634	$10,795
3/31/2019	$10,724	$10,829	$11,003
4/30/2019	$10,757	$10,865	$11,005
5/31/2019	$10,923	$11,045	$11,201
6/30/2019	$10,997	$11,139	$11,341
7/31/2019	$11,036	$11,179	$11,366
8/31/2019	$11,236	$11,445	$11,661
9/30/2019	$11,126	$11,289	$11,599
10/31/2019	$11,127	$11,318	$11,634
11/30/2019	$11,159	$11,335	$11,628
12/31/2019	$11,231	$11,378	$11,620
1/31/2020	$11,468	$11,617	$11,843
2/29/2020	$11,565	$11,778	$12,056
3/31/2020	$11,250	$11,571	$11,985
4/30/2020	$11,605	$11,893	$12,198
5/31/2020	$11,691	$11,929	$12,255
6/30/2020	$11,875	$12,062	$12,332
7/31/2020	$12,162	$12,339	$12,517
8/31/2020	$12,308	$12,474	$12,416
9/30/2020	$12,254	$12,428	$12,409
10/31/2020	$12,190	$12,347	$12,353
11/30/2020	$12,345	$12,486	$12,475
12/31/2020	$12,514	$12,629	$12,492
1/31/2021	$12,593	$12,671	$12,402
2/28/2021	$12,368	$12,467	$12,223
3/31/2021	$12,347	$12,443	$12,071
4/30/2021	$12,531	$12,617	$12,166
5/31/2021	$12,672	$12,770	$12,206
6/30/2021	$12,740	$12,847	$12,291
7/31/2021	$13,085	$13,190	$12,429
8/31/2021	$13,058	$13,167	$12,405
9/30/2021	$12,958	$13,073	$12,298
10/31/2021	$13,059	$13,221	$12,294
11/30/2021	$13,154	$13,339	$12,331
12/31/2021	$13,226	$13,381	$12,299
1/31/2022	$12,912	$13,111	$12,034
2/28/2022	$13,003	$13,223	$11,900
3/31/2022	$12,837	$12,977	$11,569
4/30/2022	$12,562	$12,712	$11,130
5/31/2022	$12,415	$12,585	$11,202
6/30/2022	$12,008	$12,187	$11,026
7/31/2022	$12,530	$12,718	$11,296
8/31/2022	$12,193	$12,380	$10,977
9/30/2022	$11,373	$11,560	$10,502
10/31/2022	$11,538	$11,704	$10,366
11/30/2022	$11,748	$11,918	$10,748
12/31/2022	$11,656	$11,796	$10,699
1/31/2023	$11,871	$12,012	$11,028
2/28/2023	$11,707	$11,848	$10,743
3/31/2023	$12,023	$12,190	$11,016
4/30/2023	$12,044	$12,203	$11,083
5/31/2023	$11,880	$12,057	$10,962
6/30/2023	$11,847	$12,017	$10,923
7/31/2023	$11,881	$12,032	$10,915
8/31/2023	$11,770	$11,924	$10,846
9/30/2023	$11,559	$11,704	$10,570
10/31/2023	$11,467	$11,620	$10,403
11/30/2023	$11,793	$11,934	$10,874
12/31/2023	$12,083	$12,256	$11,291
1/31/2024	$12,148	$12,277	$11,260
2/29/2024	$12,024	$12,146	$11,101
3/31/2024	$12,115	$12,246	$11,203
4/30/2024	$11,919	$12,039	$10,920
5/31/2024	$12,141	$12,246	$11,105
6/30/2024	$12,221	$12,342	$11,210
7/31/2024	$12,472	$12,562	$11,472
8/31/2024	$12,563	$12,661	$11,637
9/30/2024	$12,750	$12,851	$11,793
10/31/2024	$12,502	$12,620	$11,500
11/30/2024	$12,575	$12,681	$11,622
12/31/2024	$12,368	$12,481	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.36%	1.95%	2.15%
Bloomberg US Treasury Inflation Protected Securities Index	1.84%	1.87%	2.24%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 352,448,424
Holdings Count | Holding			302
Advisory Fees Paid, Amount			$ 1,485,340
InvestmentCompanyPortfolioTurnover			235.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$352,448,424 # of Portfolio Holdings302 Total Advisory Fees Paid$1,485,340 Portfolio Turnover Rate235%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(34.1%)
Derivatives	0.1%
Others (each less than 3.0%)	0.4%
Asset-Backed Securities	7.0%
Foreign Government Bonds & Notes	8.7%
Short-Term Investments	9.6%
Mortgage-Backed Securities	18.9%
U.S. Treasury Obligations	89.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098953
Shareholder Report [Line Items]
Fund Name			Inflation Managed Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$113	1.12%

Expenses Paid, Amount			$ 113
Expense Ratio, Percent			1.12%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Interest rate strategies in Europe contributed to performance, particularly an overweight (relative to the  benchmark index, the Bloomberg US TIPS Index) to the 10-year portion of the curve as the European Central Bank cut its key interest rates during the year.

+ Exposure to securitized assets such as collateralized loan obligations and collateralized debt obligations contributed to performance as they outperformed similar maturity Treasury Inflation-Protected Securities.

+ Overweight exposure to U.S. breakeven inflation contributed to performance as the Consumer Price Index remained above the Federal Reserve’s longer-term target.

Top detractors from performance:

- Interest rate strategies in the U.S., particularly overweight exposure to the 7-, 10-, and 20-year portions of the yield curve, detracted from performance as interest rates rose within these tenors, reducing the value of these holdings.

- Exposure to duration in the United Kingdom detracted from performance because  rates across most of the yield curve rose, negatively impacting sovereign bonds.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Inflation Managed (Class P)	Bloomberg US Treasury Inflation Protected Securities Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,335	$10,315	$10,210
2/28/2015	$10,246	$10,191	$10,114
3/31/2015	$10,147	$10,142	$10,161
4/30/2015	$10,183	$10,217	$10,124
5/31/2015	$10,056	$10,133	$10,100
6/30/2015	$9,979	$10,034	$9,990
7/31/2015	$10,038	$10,055	$10,059
8/31/2015	$9,891	$9,978	$10,045
9/30/2015	$9,775	$9,920	$10,113
10/31/2015	$9,848	$9,945	$10,114
11/30/2015	$9,817	$9,935	$10,088
12/31/2015	$9,713	$9,856	$10,055
1/31/2016	$9,850	$10,003	$10,193
2/29/2016	$9,889	$10,114	$10,266
3/31/2016	$10,140	$10,296	$10,360
4/30/2016	$10,194	$10,331	$10,400
5/31/2016	$10,113	$10,258	$10,402
6/30/2016	$10,332	$10,471	$10,589
7/31/2016	$10,412	$10,562	$10,656
8/31/2016	$10,368	$10,515	$10,644
9/30/2016	$10,467	$10,572	$10,638
10/31/2016	$10,427	$10,530	$10,556
11/30/2016	$10,222	$10,328	$10,307
12/31/2016	$10,231	$10,318	$10,321
1/31/2017	$10,350	$10,405	$10,341
2/28/2017	$10,410	$10,454	$10,411
3/31/2017	$10,420	$10,448	$10,405
4/30/2017	$10,465	$10,510	$10,486
5/31/2017	$10,473	$10,505	$10,567
6/30/2017	$10,376	$10,406	$10,556
7/31/2017	$10,434	$10,452	$10,601
8/31/2017	$10,534	$10,563	$10,696
9/30/2017	$10,488	$10,496	$10,645
10/31/2017	$10,515	$10,518	$10,652
11/30/2017	$10,519	$10,532	$10,638
12/31/2017	$10,629	$10,628	$10,687
1/31/2018	$10,549	$10,537	$10,564
2/28/2018	$10,456	$10,435	$10,464
3/31/2018	$10,538	$10,544	$10,531
4/30/2018	$10,533	$10,538	$10,452
5/31/2018	$10,541	$10,583	$10,527
6/30/2018	$10,613	$10,625	$10,514
7/31/2018	$10,580	$10,574	$10,516
8/31/2018	$10,628	$10,651	$10,584
9/30/2018	$10,536	$10,538	$10,516
10/31/2018	$10,369	$10,387	$10,433
11/30/2018	$10,398	$10,437	$10,495
12/31/2018	$10,420	$10,494	$10,688
1/31/2019	$10,617	$10,635	$10,801
2/28/2019	$10,624	$10,634	$10,795
3/31/2019	$10,815	$10,829	$11,003
4/30/2019	$10,850	$10,865	$11,005
5/31/2019	$11,019	$11,045	$11,201
6/30/2019	$11,095	$11,139	$11,341
7/31/2019	$11,137	$11,179	$11,366
8/31/2019	$11,340	$11,445	$11,661
9/30/2019	$11,232	$11,289	$11,599
10/31/2019	$11,234	$11,318	$11,634
11/30/2019	$11,268	$11,335	$11,628
12/31/2019	$11,344	$11,378	$11,620
1/31/2020	$11,584	$11,617	$11,843
2/29/2020	$11,684	$11,778	$12,056
3/31/2020	$11,368	$11,571	$11,985
4/30/2020	$11,729	$11,893	$12,198
5/31/2020	$11,818	$11,929	$12,255
6/30/2020	$12,006	$12,062	$12,332
7/31/2020	$12,297	$12,339	$12,517
8/31/2020	$12,447	$12,474	$12,416
9/30/2020	$12,395	$12,428	$12,409
10/31/2020	$12,333	$12,347	$12,353
11/30/2020	$12,491	$12,486	$12,475
12/31/2020	$12,664	$12,629	$12,492
1/31/2021	$12,746	$12,671	$12,402
2/28/2021	$12,521	$12,467	$12,223
3/31/2021	$12,501	$12,443	$12,071
4/30/2021	$12,689	$12,617	$12,166
5/31/2021	$12,835	$12,770	$12,206
6/30/2021	$12,906	$12,847	$12,291
7/31/2021	$13,258	$13,190	$12,429
8/31/2021	$13,232	$13,167	$12,405
9/30/2021	$13,134	$13,073	$12,298
10/31/2021	$13,238	$13,221	$12,294
11/30/2021	$13,336	$13,339	$12,331
12/31/2021	$13,412	$13,381	$12,299
1/31/2022	$13,096	$13,111	$12,034
2/28/2022	$13,190	$13,223	$11,900
3/31/2022	$13,024	$12,977	$11,569
4/30/2022	$12,746	$12,712	$11,130
5/31/2022	$12,599	$12,585	$11,202
6/30/2022	$12,189	$12,187	$11,026
7/31/2022	$12,721	$12,718	$11,296
8/31/2022	$12,380	$12,380	$10,977
9/30/2022	$11,550	$11,560	$10,502
10/31/2022	$11,719	$11,704	$10,366
11/30/2022	$11,934	$11,918	$10,748
12/31/2022	$11,843	$11,796	$10,699
1/31/2023	$12,064	$12,012	$11,028
2/28/2023	$11,899	$11,848	$10,743
3/31/2023	$12,222	$12,190	$11,016
4/30/2023	$12,246	$12,203	$11,083
5/31/2023	$12,081	$12,057	$10,962
6/30/2023	$12,049	$12,017	$10,923
7/31/2023	$12,086	$12,032	$10,915
8/31/2023	$11,975	$11,924	$10,846
9/30/2023	$11,762	$11,704	$10,570
10/31/2023	$11,671	$11,620	$10,403
11/30/2023	$12,004	$11,934	$10,874
12/31/2023	$12,302	$12,256	$11,291
1/31/2024	$12,370	$12,277	$11,260
2/29/2024	$12,246	$12,146	$11,101
3/31/2024	$12,340	$12,246	$11,203
4/30/2024	$12,143	$12,039	$10,920
5/31/2024	$12,371	$12,246	$11,105
6/30/2024	$12,455	$12,342	$11,210
7/31/2024	$12,713	$12,562	$11,472
8/31/2024	$12,808	$12,661	$11,637
9/30/2024	$13,000	$12,851	$11,793
10/31/2024	$12,750	$12,620	$11,500
11/30/2024	$12,826	$12,681	$11,622
12/31/2024	$12,617	$12,481	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	2.56%	2.15%	2.35%
Bloomberg US Treasury Inflation Protected Securities Index	1.84%	1.87%	2.24%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 352,448,424
Holdings Count | Holding			302
Advisory Fees Paid, Amount			$ 1,485,340
InvestmentCompanyPortfolioTurnover			235.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$352,448,424 # of Portfolio Holdings302 Total Advisory Fees Paid$1,485,340 Portfolio Turnover Rate235%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(34.1%)
Derivatives	0.1%
Others (each less than 3.0%)	0.4%
Asset-Backed Securities	7.0%
Foreign Government Bonds & Notes	8.7%
Short-Term Investments	9.6%
Mortgage-Backed Securities	18.9%
U.S. Treasury Obligations	89.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000222604
Shareholder Report [Line Items]
Fund Name			Intermediate Bond Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.64%

Expenses Paid, Amount			$ 65
Expense Ratio, Percent			0.64%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Underweight (relative to the benchmark index) to U.S. Treasuries and overweight allocation to Agency Mortgages was a key contributor to performance.

+ Security selection in Corporate Credit driven by our underweight to industrials and overweight financials contributed to performance.

+ Security selection in and overweight to Securitized Credit (which includes non-agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, and Asset-Backed Securities) added to performance due to positive duration-neutral returns being generated across all three sectors.

Top detractors from performance:

- Underweight allocation to Credit detracted from performance as U.S. Credit outperformed duration neutral Treasuries over the year.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Intermediate Bond (Class I)	Bloomberg US Aggregate Bond Index
11/1/2021	$10,000	$10,000
10/31/2021	$10,000	$10,000
11/30/2021	$10,021	$10,030
12/31/2021	$9,984	$10,004
1/31/2022	$9,791	$9,788
2/28/2022	$9,680	$9,679
3/31/2022	$9,398	$9,410
4/30/2022	$9,089	$9,053
5/31/2022	$9,113	$9,112
6/30/2022	$8,975	$8,969
7/31/2022	$9,155	$9,188
8/31/2022	$8,928	$8,928
9/30/2022	$8,581	$8,542
10/31/2022	$8,447	$8,432
11/30/2022	$8,727	$8,742
12/31/2022	$8,688	$8,702
1/31/2023	$8,968	$8,970
2/28/2023	$8,767	$8,738
3/31/2023	$8,974	$8,960
4/30/2023	$9,021	$9,014
5/31/2023	$8,917	$8,916
6/30/2023	$8,887	$8,885
7/31/2023	$8,879	$8,878
8/31/2023	$8,833	$8,822
9/30/2023	$8,625	$8,597
10/31/2023	$8,485	$8,462
11/30/2023	$8,856	$8,845
12/31/2023	$9,187	$9,184
1/31/2024	$9,198	$9,158
2/29/2024	$9,081	$9,029
3/31/2024	$9,161	$9,112
4/30/2024	$8,949	$8,882
5/31/2024	$9,098	$9,033
6/30/2024	$9,189	$9,118
7/31/2024	$9,404	$9,331
8/31/2024	$9,531	$9,465
9/30/2024	$9,657	$9,592
10/31/2024	$9,427	$9,354
11/30/2024	$9,533	$9,453
12/31/2024	$9,381	$9,298

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception November 1, 2021
Class I	2.11%	(1.99%)
Bloomberg US Aggregate Bond Index	1.25%	(2.26%)

Performance Inception Date			Nov. 01, 2021
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 679,415,054
Holdings Count | Holding			547
Advisory Fees Paid, Amount			$ 3,709,673
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$679,415,054 # of Portfolio Holdings547 Total Advisory Fees Paid$3,709,673 Portfolio Turnover Rate56%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	1.0%
Asset-Backed Securities	14.4%
U.S. Treasury Obligations	20.0%
Corporate Bonds & Notes	26.3%
Mortgage-Backed Securities	37.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000222605
Shareholder Report [Line Items]
Fund Name			Intermediate Bond Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.44%

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.44%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Underweight (relative to the benchmark index) to U.S. Treasuries and overweight allocation to Agency Mortgages was a key contributor to performance.

+ Security selection in Corporate Credit driven by our underweight to industrials and overweight financials contributed to performance.

+ Security selection in and overweight to Securitized Credit (which includes non-agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, and Asset-Backed Securities) added to performance due to positive duration-neutral returns being generated across all three sectors.

Top detractors from performance:

- Underweight allocation to Credit detracted from performance as U.S. Credit outperformed duration neutral Treasuries over the year.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Intermediate Bond (Class P)	Bloomberg US Aggregate Bond Index
10/23/2020	$10,000	$10,000
10/31/2020	$9,992	$10,001
11/30/2020	$10,126	$10,099
12/31/2020	$10,157	$10,113
1/31/2021	$10,078	$10,041
2/28/2021	$9,939	$9,896
3/31/2021	$9,832	$9,772
4/30/2021	$9,911	$9,849
5/31/2021	$9,945	$9,882
6/30/2021	$10,016	$9,951
7/31/2021	$10,114	$10,062
8/31/2021	$10,095	$10,043
9/30/2021	$10,013	$9,956
10/31/2021	$9,997	$9,953
11/30/2021	$10,019	$9,983
12/31/2021	$9,984	$9,957
1/31/2022	$9,792	$9,743
2/28/2022	$9,683	$9,634
3/31/2022	$9,403	$9,366
4/30/2022	$9,095	$9,011
5/31/2022	$9,120	$9,069
6/30/2022	$8,983	$8,927
7/31/2022	$9,166	$9,145
8/31/2022	$8,940	$8,887
9/30/2022	$8,594	$8,503
10/31/2022	$8,461	$8,392
11/30/2022	$8,743	$8,701
12/31/2022	$8,706	$8,662
1/31/2023	$8,987	$8,928
2/28/2023	$8,788	$8,697
3/31/2023	$8,996	$8,918
4/30/2023	$9,045	$8,972
5/31/2023	$8,942	$8,875
6/30/2023	$8,914	$8,843
7/31/2023	$8,907	$8,837
8/31/2023	$8,862	$8,781
9/30/2023	$8,655	$8,557
10/31/2023	$8,517	$8,422
11/30/2023	$8,890	$8,804
12/31/2023	$9,224	$9,141
1/31/2024	$9,236	$9,116
2/29/2024	$9,120	$8,987
3/31/2024	$9,202	$9,070
4/30/2024	$8,991	$8,841
5/31/2024	$9,142	$8,991
6/30/2024	$9,235	$9,076
7/31/2024	$9,453	$9,288
8/31/2024	$9,581	$9,421
9/30/2024	$9,710	$9,547
10/31/2024	$9,480	$9,311
11/30/2024	$9,588	$9,409
12/31/2024	$9,437	$9,255

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 23, 2020
Class P	2.32%	(1.37%)
Bloomberg US Aggregate Bond Index	1.25%	(1.83%)

Performance Inception Date			Oct. 23, 2020
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 679,415,054
Holdings Count | Holding			547
Advisory Fees Paid, Amount			$ 3,709,673
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$679,415,054 # of Portfolio Holdings547 Total Advisory Fees Paid$3,709,673 Portfolio Turnover Rate56%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	1.0%
Asset-Backed Securities	14.4%
U.S. Treasury Obligations	20.0%
Corporate Bonds & Notes	26.3%
Mortgage-Backed Securities	37.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078080
Shareholder Report [Line Items]
Fund Name			Managed Bond Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Managed Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.90%

Expenses Paid, Amount			$ 91
Expense Ratio, Percent			0.90%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ A long exposure to securitized credit, namely U.S. non-agency residential mortgage-backed securities, contributed to performance as spreads tightened and the market rebounded from the previous two years of high interest rates.

+ An overweight (relative to the benchmark index) to financial companies, with a preference for senior issues of systemically important banks, added value as spreads narrowed.

+ Curve positioning in the U.S., namely underweight exposure to exposure to the 7-, 10-, and 30-year portions of the yield curve, contributed to performance, as yields rose within these tenors.

+ Long exposure to the Turkish lira due to the cash rate differential compared to the U.S. dollar contributed to performance as tighter monetary policy benefited the Turkish lira.

Top detractors from performance:

- Long exposure to duration in certain Latin American countries, particularly Brazil and Mexico, hurt performance as these yields rose over the year.

- Short exposure to interest rates in Canada detracted from performance as the value of shorter maturity bonds increased.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Managed Bond (Class I)	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,256	$10,210
2/28/2015	$10,191	$10,114
3/31/2015	$10,215	$10,161
4/30/2015	$10,168	$10,124
5/31/2015	$10,138	$10,100
6/30/2015	$10,038	$9,990
7/31/2015	$10,153	$10,059
8/31/2015	$10,082	$10,045
9/30/2015	$10,049	$10,113
10/31/2015	$10,127	$10,114
11/30/2015	$10,111	$10,088
12/31/2015	$10,056	$10,055
1/31/2016	$10,161	$10,193
2/29/2016	$10,130	$10,266
3/31/2016	$10,273	$10,360
4/30/2016	$10,326	$10,400
5/31/2016	$10,348	$10,402
6/30/2016	$10,484	$10,589
7/31/2016	$10,588	$10,656
8/31/2016	$10,568	$10,644
9/30/2016	$10,603	$10,638
10/31/2016	$10,544	$10,556
11/30/2016	$10,287	$10,307
12/31/2016	$10,345	$10,321
1/31/2017	$10,411	$10,341
2/28/2017	$10,489	$10,411
3/31/2017	$10,493	$10,405
4/30/2017	$10,563	$10,486
5/31/2017	$10,644	$10,567
6/30/2017	$10,666	$10,556
7/31/2017	$10,727	$10,601
8/31/2017	$10,850	$10,696
9/30/2017	$10,819	$10,645
10/31/2017	$10,804	$10,652
11/30/2017	$10,776	$10,638
12/31/2017	$10,833	$10,687
1/31/2018	$10,724	$10,564
2/28/2018	$10,647	$10,464
3/31/2018	$10,692	$10,531
4/30/2018	$10,604	$10,452
5/31/2018	$10,642	$10,527
6/30/2018	$10,656	$10,514
7/31/2018	$10,694	$10,516
8/31/2018	$10,722	$10,584
9/30/2018	$10,671	$10,516
10/31/2018	$10,633	$10,433
11/30/2018	$10,650	$10,495
12/31/2018	$10,768	$10,688
1/31/2019	$10,906	$10,801
2/28/2019	$10,925	$10,795
3/31/2019	$11,092	$11,003
4/30/2019	$11,115	$11,005
5/31/2019	$11,312	$11,201
6/30/2019	$11,437	$11,341
7/31/2019	$11,432	$11,366
8/31/2019	$11,742	$11,661
9/30/2019	$11,696	$11,599
10/31/2019	$11,736	$11,634
11/30/2019	$11,705	$11,628
12/31/2019	$11,682	$11,620
1/31/2020	$11,955	$11,843
2/29/2020	$12,119	$12,056
3/31/2020	$11,860	$11,985
4/30/2020	$12,100	$12,198
5/31/2020	$12,204	$12,255
6/30/2020	$12,356	$12,332
7/31/2020	$12,547	$12,517
8/31/2020	$12,526	$12,416
9/30/2020	$12,535	$12,409
10/31/2020	$12,487	$12,353
11/30/2020	$12,631	$12,475
12/31/2020	$12,657	$12,492
1/31/2021	$12,598	$12,402
2/28/2021	$12,428	$12,223
3/31/2021	$12,269	$12,071
4/30/2021	$12,378	$12,166
5/31/2021	$12,419	$12,206
6/30/2021	$12,519	$12,291
7/31/2021	$12,634	$12,429
8/31/2021	$12,621	$12,405
9/30/2021	$12,528	$12,298
10/31/2021	$12,494	$12,294
11/30/2021	$12,513	$12,331
12/31/2021	$12,513	$12,299
1/31/2022	$12,300	$12,034
2/28/2022	$12,165	$11,900
3/31/2022	$11,760	$11,569
4/30/2022	$11,294	$11,130
5/31/2022	$11,343	$11,202
6/30/2022	$11,100	$11,026
7/31/2022	$11,339	$11,296
8/31/2022	$11,046	$10,977
9/30/2022	$10,573	$10,502
10/31/2022	$10,383	$10,366
11/30/2022	$10,780	$10,748
12/31/2022	$10,759	$10,699
1/31/2023	$11,127	$11,028
2/28/2023	$10,851	$10,743
3/31/2023	$11,079	$11,016
4/30/2023	$11,149	$11,083
5/31/2023	$11,056	$10,962
6/30/2023	$11,024	$10,923
7/31/2023	$11,055	$10,915
8/31/2023	$10,987	$10,846
9/30/2023	$10,713	$10,570
10/31/2023	$10,514	$10,403
11/30/2023	$11,022	$10,874
12/31/2023	$11,464	$11,291
1/31/2024	$11,483	$11,260
2/29/2024	$11,340	$11,101
3/31/2024	$11,458	$11,203
4/30/2024	$11,183	$10,920
5/31/2024	$11,400	$11,105
6/30/2024	$11,498	$11,210
7/31/2024	$11,776	$11,472
8/31/2024	$11,919	$11,637
9/30/2024	$12,091	$11,793
10/31/2024	$11,800	$11,500
11/30/2024	$11,957	$11,622
12/31/2024	$11,773	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.70%	0.15%	1.65%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,841,614,859
Holdings Count | Holding			1,238
Advisory Fees Paid, Amount			$ 8,199,014
InvestmentCompanyPortfolioTurnover			628.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,841,614,859 # of Portfolio Holdings1,238 Total Advisory Fees Paid$8,199,014 Portfolio Turnover Rate628%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(48.2%)
Derivatives	0.7%
Others (each less than 3.0%)	2.4%
Foreign Government Bonds & Notes	4.4%
Asset-Backed Securities	11.3%
U.S. Treasury Obligations	18.6%
Corporate Bonds & Notes	41.4%
Mortgage-Backed Securities	69.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098952
Shareholder Report [Line Items]
Fund Name			Managed Bond Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Managed Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$71	0.70%

Expenses Paid, Amount			$ 71
Expense Ratio, Percent			0.70%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ A long exposure to securitized credit, namely U.S. non-agency residential mortgage-backed securities, contributed to performance as spreads tightened and the market rebounded from the previous two years of high interest rates.

+ An overweight (relative to the benchmark index) to financial companies, with a preference for senior issues of systemically important banks, added value as spreads narrowed.

+ Curve positioning in the U.S., namely underweight exposure to exposure to the 7-, 10-, and 30-year portions of the yield curve, contributed to performance, as yields rose within these tenors.

+ Long exposure to the Turkish lira due to the cash rate differential compared to the U.S. dollar contributed to performance as tighter monetary policy benefited the Turkish lira.

Top detractors from performance:

- Long exposure to duration in certain Latin American countries, particularly Brazil and Mexico, hurt performance as these yields rose over the year.

- Short exposure to interest rates in Canada detracted from performance as the value of shorter maturity bonds increased.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Managed Bond (Class P)	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,257	$10,210
2/28/2015	$10,195	$10,114
3/31/2015	$10,220	$10,161
4/30/2015	$10,174	$10,124
5/31/2015	$10,146	$10,100
6/30/2015	$10,048	$9,990
7/31/2015	$10,164	$10,059
8/31/2015	$10,096	$10,045
9/30/2015	$10,064	$10,113
10/31/2015	$10,144	$10,114
11/30/2015	$10,129	$10,088
12/31/2015	$10,076	$10,055
1/31/2016	$10,183	$10,193
2/29/2016	$10,154	$10,266
3/31/2016	$10,299	$10,360
4/30/2016	$10,353	$10,400
5/31/2016	$10,377	$10,402
6/30/2016	$10,515	$10,589
7/31/2016	$10,621	$10,656
8/31/2016	$10,603	$10,644
9/30/2016	$10,640	$10,638
10/31/2016	$10,583	$10,556
11/30/2016	$10,327	$10,307
12/31/2016	$10,387	$10,321
1/31/2017	$10,454	$10,341
2/28/2017	$10,534	$10,411
3/31/2017	$10,540	$10,405
4/30/2017	$10,613	$10,486
5/31/2017	$10,695	$10,567
6/30/2017	$10,719	$10,556
7/31/2017	$10,782	$10,601
8/31/2017	$10,908	$10,696
9/30/2017	$10,879	$10,645
10/31/2017	$10,865	$10,652
11/30/2017	$10,839	$10,638
12/31/2017	$10,898	$10,687
1/31/2018	$10,790	$10,564
2/28/2018	$10,715	$10,464
3/31/2018	$10,762	$10,531
4/30/2018	$10,675	$10,452
5/31/2018	$10,715	$10,527
6/30/2018	$10,731	$10,514
7/31/2018	$10,771	$10,516
8/31/2018	$10,801	$10,584
9/30/2018	$10,751	$10,516
10/31/2018	$10,715	$10,433
11/30/2018	$10,733	$10,495
12/31/2018	$10,854	$10,688
1/31/2019	$10,995	$10,801
2/28/2019	$11,016	$10,795
3/31/2019	$11,187	$11,003
4/30/2019	$11,211	$11,005
5/31/2019	$11,412	$11,201
6/30/2019	$11,540	$11,341
7/31/2019	$11,537	$11,366
8/31/2019	$11,852	$11,661
9/30/2019	$11,807	$11,599
10/31/2019	$11,849	$11,634
11/30/2019	$11,821	$11,628
12/31/2019	$11,800	$11,620
1/31/2020	$12,077	$11,843
2/29/2020	$12,245	$12,056
3/31/2020	$11,985	$11,985
4/30/2020	$12,230	$12,198
5/31/2020	$12,337	$12,255
6/30/2020	$12,492	$12,332
7/31/2020	$12,688	$12,517
8/31/2020	$12,668	$12,416
9/30/2020	$12,680	$12,409
10/31/2020	$12,634	$12,353
11/30/2020	$12,781	$12,475
12/31/2020	$12,809	$12,492
1/31/2021	$12,752	$12,402
2/28/2021	$12,582	$12,223
3/31/2021	$12,423	$12,071
4/30/2021	$12,535	$12,166
5/31/2021	$12,580	$12,206
6/30/2021	$12,682	$12,291
7/31/2021	$12,801	$12,429
8/31/2021	$12,790	$12,405
9/30/2021	$12,698	$12,298
10/31/2021	$12,666	$12,294
11/30/2021	$12,687	$12,331
12/31/2021	$12,689	$12,299
1/31/2022	$12,475	$12,034
2/28/2022	$12,340	$11,900
3/31/2022	$11,932	$11,569
4/30/2022	$11,460	$11,130
5/31/2022	$11,512	$11,202
6/30/2022	$11,268	$11,026
7/31/2022	$11,512	$11,296
8/31/2022	$11,217	$10,977
9/30/2022	$10,738	$10,502
10/31/2022	$10,547	$10,366
11/30/2022	$10,952	$10,748
12/31/2022	$10,932	$10,699
1/31/2023	$11,308	$11,028
2/28/2023	$11,029	$10,743
3/31/2023	$11,263	$11,016
4/30/2023	$11,336	$11,083
5/31/2023	$11,243	$10,962
6/30/2023	$11,212	$10,923
7/31/2023	$11,247	$10,915
8/31/2023	$11,178	$10,846
9/30/2023	$10,902	$10,570
10/31/2023	$10,701	$10,403
11/30/2023	$11,220	$10,874
12/31/2023	$11,672	$11,291
1/31/2024	$11,693	$11,260
2/29/2024	$11,549	$11,101
3/31/2024	$11,671	$11,203
4/30/2024	$11,393	$10,920
5/31/2024	$11,616	$11,105
6/30/2024	$11,718	$11,210
7/31/2024	$12,003	$11,472
8/31/2024	$12,151	$11,637
9/30/2024	$12,329	$11,793
10/31/2024	$12,034	$11,500
11/30/2024	$12,196	$11,622
12/31/2024	$12,010	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	2.90%	0.35%	1.85%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,841,614,859
Holdings Count | Holding			1,238
Advisory Fees Paid, Amount			$ 8,199,014
InvestmentCompanyPortfolioTurnover			628.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,841,614,859 # of Portfolio Holdings1,238 Total Advisory Fees Paid$8,199,014 Portfolio Turnover Rate628%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(48.2%)
Derivatives	0.7%
Others (each less than 3.0%)	2.4%
Foreign Government Bonds & Notes	4.4%
Asset-Backed Securities	11.3%
U.S. Treasury Obligations	18.6%
Corporate Bonds & Notes	41.4%
Mortgage-Backed Securities	69.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078082
Shareholder Report [Line Items]
Fund Name			Short Duration Bond Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.64%

Expenses Paid, Amount			$ 66
Expense Ratio, Percent			0.64%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Asset allocation (relative to the benchmark index, the Bloomberg US 1-3 Year Government/Credit Bond Index) contributed to performance, aided by out-of-benchmark allocations to the securitized sectors, including residential mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

+ An overweight allocation to investment-grade (IG) corporate bonds and a corresponding underweight to Treasuries also contributed as IG corporates outperformed Treasuries. Consumer spending remained robust, along with increased fiscal spending, leading to strong investment grade corporate credit returns.

+ Security selection across individual corporate names in the A rated and BBB rated credits outperformed the benchmark.

Top detractors from performance:

- Duration management detracted from relative performance as the Fund’s longer positioning hurt performance as two-year rates increased.

- Security selection among Treasuries detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Short Duration Bond (Class I)	Bloomberg 1-3 Year US Government/Credit Bond Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,041	$10,052	$10,210
2/28/2015	$10,039	$10,036	$10,114
3/31/2015	$10,057	$10,059	$10,161
4/30/2015	$10,073	$10,067	$10,124
5/31/2015	$10,080	$10,075	$10,100
6/30/2015	$10,067	$10,072	$9,990
7/31/2015	$10,068	$10,078	$10,059
8/31/2015	$10,055	$10,072	$10,045
9/30/2015	$10,071	$10,102	$10,113
10/31/2015	$10,077	$10,098	$10,114
11/30/2015	$10,068	$10,079	$10,088
12/31/2015	$10,031	$10,065	$10,055
1/31/2016	$10,042	$10,118	$10,193
2/29/2016	$10,037	$10,127	$10,266
3/31/2016	$10,104	$10,164	$10,360
4/30/2016	$10,143	$10,178	$10,400
5/31/2016	$10,146	$10,170	$10,402
6/30/2016	$10,201	$10,232	$10,589
7/31/2016	$10,216	$10,234	$10,656
8/31/2016	$10,211	$10,223	$10,644
9/30/2016	$10,227	$10,234	$10,638
10/31/2016	$10,225	$10,230	$10,556
11/30/2016	$10,182	$10,188	$10,307
12/31/2016	$10,201	$10,194	$10,321
1/31/2017	$10,221	$10,214	$10,341
2/28/2017	$10,243	$10,230	$10,411
3/31/2017	$10,253	$10,236	$10,405
4/30/2017	$10,276	$10,255	$10,486
5/31/2017	$10,299	$10,272	$10,567
6/30/2017	$10,299	$10,268	$10,556
7/31/2017	$10,325	$10,294	$10,601
8/31/2017	$10,341	$10,315	$10,696
9/30/2017	$10,337	$10,302	$10,645
10/31/2017	$10,338	$10,299	$10,652
11/30/2017	$10,322	$10,277	$10,638
12/31/2017	$10,329	$10,281	$10,687
1/31/2018	$10,312	$10,253	$10,564
2/28/2018	$10,301	$10,244	$10,464
3/31/2018	$10,303	$10,260	$10,531
4/30/2018	$10,306	$10,249	$10,452
5/31/2018	$10,335	$10,288	$10,527
6/30/2018	$10,335	$10,289	$10,514
7/31/2018	$10,349	$10,294	$10,516
8/31/2018	$10,384	$10,330	$10,584
9/30/2018	$10,387	$10,323	$10,516
10/31/2018	$10,386	$10,334	$10,433
11/30/2018	$10,401	$10,364	$10,495
12/31/2018	$10,446	$10,445	$10,688
1/31/2019	$10,504	$10,486	$10,801
2/28/2019	$10,529	$10,502	$10,795
3/31/2019	$10,601	$10,571	$11,003
4/30/2019	$10,633	$10,595	$11,005
5/31/2019	$10,698	$10,668	$11,201
6/30/2019	$10,755	$10,728	$11,341
7/31/2019	$10,756	$10,721	$11,366
8/31/2019	$10,828	$10,808	$11,661
9/30/2019	$10,828	$10,802	$11,599
10/31/2019	$10,861	$10,840	$11,634
11/30/2019	$10,864	$10,839	$11,628
12/31/2019	$10,888	$10,866	$11,620
1/31/2020	$10,955	$10,926	$11,843
2/29/2020	$11,022	$11,015	$12,056
3/31/2020	$10,696	$11,049	$11,985
4/30/2020	$10,893	$11,119	$12,198
5/31/2020	$11,015	$11,156	$12,255
6/30/2020	$11,118	$11,179	$12,332
7/31/2020	$11,174	$11,199	$12,517
8/31/2020	$11,204	$11,204	$12,416
9/30/2020	$11,212	$11,205	$12,409
10/31/2020	$11,221	$11,207	$12,353
11/30/2020	$11,263	$11,218	$12,475
12/31/2020	$11,294	$11,228	$12,492
1/31/2021	$11,314	$11,232	$12,402
2/28/2021	$11,314	$11,228	$12,223
3/31/2021	$11,297	$11,223	$12,071
4/30/2021	$11,313	$11,232	$12,166
5/31/2021	$11,325	$11,245	$12,206
6/30/2021	$11,312	$11,228	$12,291
7/31/2021	$11,326	$11,247	$12,429
8/31/2021	$11,323	$11,247	$12,405
9/30/2021	$11,315	$11,238	$12,298
10/31/2021	$11,278	$11,201	$12,294
11/30/2021	$11,260	$11,192	$12,331
12/31/2021	$11,243	$11,175	$12,299
1/31/2022	$11,166	$11,095	$12,034
2/28/2022	$11,105	$11,046	$11,900
3/31/2022	$10,957	$10,897	$11,569
4/30/2022	$10,867	$10,838	$11,130
5/31/2022	$10,896	$10,905	$11,202
6/30/2022	$10,806	$10,828	$11,026
7/31/2022	$10,878	$10,885	$11,296
8/31/2022	$10,808	$10,800	$10,977
9/30/2022	$10,637	$10,668	$10,502
10/31/2022	$10,591	$10,655	$10,366
11/30/2022	$10,696	$10,742	$10,748
12/31/2022	$10,729	$10,763	$10,699
1/31/2023	$10,859	$10,849	$11,028
2/28/2023	$10,782	$10,769	$10,743
3/31/2023	$10,886	$10,925	$11,016
4/30/2023	$10,931	$10,963	$11,083
5/31/2023	$10,899	$10,929	$10,962
6/30/2023	$10,863	$10,885	$10,923
7/31/2023	$10,921	$10,930	$10,915
8/31/2023	$10,956	$10,969	$10,846
9/30/2023	$10,944	$10,964	$10,570
10/31/2023	$10,959	$10,998	$10,403
11/30/2023	$11,107	$11,126	$10,874
12/31/2023	$11,252	$11,259	$11,291
1/31/2024	$11,317	$11,303	$11,260
2/29/2024	$11,282	$11,262	$11,101
3/31/2024	$11,334	$11,307	$11,203
4/30/2024	$11,304	$11,269	$10,920
5/31/2024	$11,387	$11,351	$11,105
6/30/2024	$11,447	$11,414	$11,210
7/31/2024	$11,580	$11,550	$11,472
8/31/2024	$11,685	$11,655	$11,637
9/30/2024	$11,783	$11,752	$11,793
10/31/2024	$11,724	$11,686	$11,500
11/30/2024	$11,774	$11,725	$11,622
12/31/2024	$11,800	$11,750	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	4.87%	1.62%	1.67%
Bloomberg 1-3 Year US Government/Credit Bond Index	4.36%	1.58%	1.63%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 984,284,126
Holdings Count | Holding			669
Advisory Fees Paid, Amount			$ 4,496,651
InvestmentCompanyPortfolioTurnover			137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$984,284,126 # of Portfolio Holdings669 Total Advisory Fees Paid$4,496,651 Portfolio Turnover Rate137%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.8%
Derivatives	0.1%
Others (each less than 3.0%)	1.7%
Mortgage-Backed Securities	13.1%
Asset-Backed Securities	18.0%
U.S. Treasury Obligations	26.1%
Corporate Bonds & Notes	39.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098954
Shareholder Report [Line Items]
Fund Name			Short Duration Bond Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.44%

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.44%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Asset allocation (relative to the benchmark index, the Bloomberg US 1-3 Year Government/Credit Bond Index) contributed to performance, aided by out-of-benchmark allocations to the securitized sectors, including residential mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

+ An overweight allocation to investment-grade (IG) corporate bonds and a corresponding underweight to Treasuries also contributed as IG corporates outperformed Treasuries. Consumer spending remained robust, along with increased fiscal spending, leading to strong investment grade corporate credit returns.

+ Security selection across individual corporate names in the A rated and BBB rated credits outperformed the benchmark.

Top detractors from performance:

- Duration management detracted from relative performance as the Fund’s longer positioning hurt performance as two-year rates increased.

- Security selection among Treasuries detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Short Duration Bond (Class P)	Bloomberg 1-3 Year US Government/Credit Bond Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,043	$10,052	$10,210
2/28/2015	$10,042	$10,036	$10,114
3/31/2015	$10,062	$10,059	$10,161
4/30/2015	$10,080	$10,067	$10,124
5/31/2015	$10,088	$10,075	$10,100
6/30/2015	$10,077	$10,072	$9,990
7/31/2015	$10,080	$10,078	$10,059
8/31/2015	$10,068	$10,072	$10,045
9/30/2015	$10,086	$10,102	$10,113
10/31/2015	$10,093	$10,098	$10,114
11/30/2015	$10,086	$10,079	$10,088
12/31/2015	$10,051	$10,065	$10,055
1/31/2016	$10,064	$10,118	$10,193
2/29/2016	$10,060	$10,127	$10,266
3/31/2016	$10,130	$10,164	$10,360
4/30/2016	$10,170	$10,178	$10,400
5/31/2016	$10,174	$10,170	$10,402
6/30/2016	$10,231	$10,232	$10,589
7/31/2016	$10,248	$10,234	$10,656
8/31/2016	$10,245	$10,223	$10,644
9/30/2016	$10,263	$10,234	$10,638
10/31/2016	$10,262	$10,230	$10,556
11/30/2016	$10,221	$10,188	$10,307
12/31/2016	$10,242	$10,194	$10,321
1/31/2017	$10,264	$10,214	$10,341
2/28/2017	$10,287	$10,230	$10,411
3/31/2017	$10,299	$10,236	$10,405
4/30/2017	$10,324	$10,255	$10,486
5/31/2017	$10,349	$10,272	$10,567
6/30/2017	$10,350	$10,268	$10,556
7/31/2017	$10,379	$10,294	$10,601
8/31/2017	$10,396	$10,315	$10,696
9/30/2017	$10,394	$10,302	$10,645
10/31/2017	$10,396	$10,299	$10,652
11/30/2017	$10,382	$10,277	$10,638
12/31/2017	$10,391	$10,281	$10,687
1/31/2018	$10,376	$10,253	$10,564
2/28/2018	$10,366	$10,244	$10,464
3/31/2018	$10,370	$10,260	$10,531
4/30/2018	$10,374	$10,249	$10,452
5/31/2018	$10,406	$10,288	$10,527
6/30/2018	$10,408	$10,289	$10,514
7/31/2018	$10,423	$10,294	$10,516
8/31/2018	$10,460	$10,330	$10,584
9/30/2018	$10,465	$10,323	$10,516
10/31/2018	$10,465	$10,334	$10,433
11/30/2018	$10,483	$10,364	$10,495
12/31/2018	$10,530	$10,445	$10,688
1/31/2019	$10,590	$10,486	$10,801
2/28/2019	$10,617	$10,502	$10,795
3/31/2019	$10,691	$10,571	$11,003
4/30/2019	$10,725	$10,595	$11,005
5/31/2019	$10,793	$10,668	$11,201
6/30/2019	$10,851	$10,728	$11,341
7/31/2019	$10,854	$10,721	$11,366
8/31/2019	$10,929	$10,808	$11,661
9/30/2019	$10,931	$10,802	$11,599
10/31/2019	$10,967	$10,840	$11,634
11/30/2019	$10,971	$10,839	$11,628
12/31/2019	$10,997	$10,866	$11,620
1/31/2020	$11,067	$10,926	$11,843
2/29/2020	$11,136	$11,015	$12,056
3/31/2020	$10,808	$11,049	$11,985
4/30/2020	$11,010	$11,119	$12,198
5/31/2020	$11,135	$11,156	$12,255
6/30/2020	$11,241	$11,179	$12,332
7/31/2020	$11,299	$11,199	$12,517
8/31/2020	$11,332	$11,204	$12,416
9/30/2020	$11,342	$11,205	$12,409
10/31/2020	$11,353	$11,207	$12,353
11/30/2020	$11,397	$11,218	$12,475
12/31/2020	$11,430	$11,228	$12,492
1/31/2021	$11,452	$11,232	$12,402
2/28/2021	$11,454	$11,228	$12,223
3/31/2021	$11,439	$11,223	$12,071
4/30/2021	$11,456	$11,232	$12,166
5/31/2021	$11,471	$11,245	$12,206
6/30/2021	$11,459	$11,228	$12,291
7/31/2021	$11,475	$11,247	$12,429
8/31/2021	$11,475	$11,247	$12,405
9/30/2021	$11,469	$11,238	$12,298
10/31/2021	$11,433	$11,201	$12,294
11/30/2021	$11,417	$11,192	$12,331
12/31/2021	$11,402	$11,175	$12,299
1/31/2022	$11,325	$11,095	$12,034
2/28/2022	$11,265	$11,046	$11,900
3/31/2022	$11,116	$10,897	$11,569
4/30/2022	$11,027	$10,838	$11,130
5/31/2022	$11,059	$10,905	$11,202
6/30/2022	$10,969	$10,828	$11,026
7/31/2022	$11,044	$10,885	$11,296
8/31/2022	$10,975	$10,800	$10,977
9/30/2022	$10,803	$10,668	$10,502
10/31/2022	$10,758	$10,655	$10,366
11/30/2022	$10,867	$10,742	$10,748
12/31/2022	$10,901	$10,763	$10,699
1/31/2023	$11,036	$10,849	$11,028
2/28/2023	$10,959	$10,769	$10,743
3/31/2023	$11,067	$10,925	$11,016
4/30/2023	$11,114	$10,963	$11,083
5/31/2023	$11,084	$10,929	$10,962
6/30/2023	$11,049	$10,885	$10,923
7/31/2023	$11,110	$10,930	$10,915
8/31/2023	$11,147	$10,969	$10,846
9/30/2023	$11,137	$10,964	$10,570
10/31/2023	$11,154	$10,998	$10,403
11/30/2023	$11,307	$11,126	$10,874
12/31/2023	$11,456	$11,259	$11,291
1/31/2024	$11,524	$11,303	$11,260
2/29/2024	$11,491	$11,262	$11,101
3/31/2024	$11,546	$11,307	$11,203
4/30/2024	$11,517	$11,269	$10,920
5/31/2024	$11,603	$11,351	$11,105
6/30/2024	$11,666	$11,414	$11,210
7/31/2024	$11,804	$11,550	$11,472
8/31/2024	$11,913	$11,655	$11,637
9/30/2024	$12,015	$11,752	$11,793
10/31/2024	$11,956	$11,686	$11,500
11/30/2024	$12,009	$11,725	$11,622
12/31/2024	$12,038	$11,750	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	5.08%	1.83%	1.87%
Bloomberg 1-3 Year US Government/Credit Bond Index	4.36%	1.58%	1.63%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 984,284,126
Holdings Count | Holding			669
Advisory Fees Paid, Amount			$ 4,496,651
InvestmentCompanyPortfolioTurnover			137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$984,284,126 # of Portfolio Holdings669 Total Advisory Fees Paid$4,496,651 Portfolio Turnover Rate137%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.8%
Derivatives	0.1%
Others (each less than 3.0%)	1.7%
Mortgage-Backed Securities	13.1%
Asset-Backed Securities	18.0%
U.S. Treasury Obligations	26.1%
Corporate Bonds & Notes	39.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000111627
Shareholder Report [Line Items]
Fund Name			Emerging Markets Debt Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.04%

Expenses Paid, Amount			$ 108
Expense Ratio, Percent			1.04%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Argentina debt holdings were a top performer for the Fund as the Milei government remained on its path of aggressive and frontloaded fiscal adjustment. The result was a fiscal surplus, a sharp contraction in real incomes, and a rapidly declining inflation rate, which led to the Fund’s sovereign credit position gaining significantly.

+ Sovereign credit position in Ecuador performed strongly  based on the view that the new President, Daniel Noboa, is relatively market friendly, and Ecuador secured significant additional multilateral funding.

+ Ukraine sovereign credit positions contributed to performance as the Ukrainian government successfully completed its Eurobond restructuring, along with hopes of a ceasefire.

+ Egypt credit position added to performance based on the government signing a transformative property deal with Abu Dhabi based ADQ.

Top detractors from performance:

- Positions across Brazil, including local currency debt and foreign exchange of the Brazilian Real, experienced continued volatility, culminating in losses for the year.

- Indonesia local bonds detracted from performance as market sentiment and price action resulted in a negative impact.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Emerging Markets Debt (Class I)	JPMorgan Emerging Markets Blended-Equal Weighted Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,976	$10,065
2/28/2015	$10,068	$10,088
3/31/2015	$10,014	$10,013
4/30/2015	$10,434	$10,222
5/31/2015	$10,369	$10,139
6/30/2015	$10,203	$10,014
7/31/2015	$10,077	$9,945
8/31/2015	$9,781	$9,687
9/30/2015	$9,541	$9,511
10/31/2015	$9,874	$9,812
11/30/2015	$9,843	$9,723
12/31/2015	$9,558	$9,566
1/31/2016	$9,397	$9,560
2/29/2016	$9,594	$9,700
3/31/2016	$10,306	$10,200
4/30/2016	$10,641	$10,406
5/31/2016	$10,438	$10,220
6/30/2016	$10,936	$10,596
7/31/2016	$11,181	$10,738
8/31/2016	$11,303	$10,851
9/30/2016	$11,548	$10,944
10/31/2016	$11,392	$10,867
11/30/2016	$10,941	$10,389
12/31/2016	$11,185	$10,527
1/31/2017	$11,497	$10,700
2/28/2017	$11,764	$10,886
3/31/2017	$11,840	$10,994
4/30/2017	$12,022	$11,133
5/31/2017	$12,061	$11,262
6/30/2017	$12,049	$11,281
7/31/2017	$12,227	$11,420
8/31/2017	$12,487	$11,592
9/30/2017	$12,531	$11,593
10/31/2017	$12,450	$11,513
11/30/2017	$12,462	$11,580
12/31/2017	$12,649	$11,698
1/31/2018	$12,940	$11,872
2/28/2018	$12,710	$11,711
3/31/2018	$12,762	$11,754
4/30/2018	$12,420	$11,557
5/31/2018	$12,053	$11,303
6/30/2018	$11,796	$11,135
7/31/2018	$12,131	$11,355
8/31/2018	$11,712	$11,020
9/30/2018	$11,963	$11,205
10/31/2018	$11,752	$11,028
11/30/2018	$11,822	$11,109
12/31/2018	$11,959	$11,234
1/31/2019	$12,628	$11,705
2/28/2019	$12,656	$11,745
3/31/2019	$12,668	$11,800
4/30/2019	$12,688	$11,833
5/31/2019	$12,676	$11,880
6/30/2019	$13,211	$12,320
7/31/2019	$13,141	$12,444
8/31/2019	$12,740	$12,373
9/30/2019	$12,735	$12,419
10/31/2019	$12,801	$12,584
11/30/2019	$12,611	$12,504
12/31/2019	$13,098	$12,800
1/31/2020	$13,070	$12,877
2/29/2020	$12,697	$12,689
3/31/2020	$10,410	$11,146
4/30/2020	$10,642	$11,526
5/31/2020	$11,519	$12,109
6/30/2020	$11,870	$12,383
7/31/2020	$12,400	$12,757
8/31/2020	$12,499	$12,803
9/30/2020	$12,217	$12,617
10/31/2020	$12,185	$12,645
11/30/2020	$12,847	$13,151
12/31/2020	$13,327	$13,450
1/31/2021	$13,023	$13,350
2/28/2021	$12,672	$13,112
3/31/2021	$12,415	$12,908
4/30/2021	$12,897	$13,127
5/31/2021	$13,145	$13,311
6/30/2021	$13,136	$13,327
7/31/2021	$13,098	$13,337
8/31/2021	$13,287	$13,446
9/30/2021	$12,868	$13,170
10/31/2021	$12,757	$13,093
11/30/2021	$12,431	$12,869
12/31/2021	$12,511	$13,014
1/31/2022	$12,403	$12,816
2/28/2022	$12,005	$12,114
3/31/2022	$12,227	$11,914
4/30/2022	$11,765	$11,370
5/31/2022	$11,859	$11,415
6/30/2022	$10,893	$10,890
7/31/2022	$10,936	$11,046
8/31/2022	$10,973	$11,012
9/30/2022	$10,459	$10,457
10/31/2022	$10,457	$10,362
11/30/2022	$11,208	$11,053
12/31/2022	$11,352	$11,200
1/31/2023	$11,830	$11,592
2/28/2023	$11,582	$11,323
3/31/2023	$11,729	$11,545
4/30/2023	$11,840	$11,632
5/31/2023	$11,845	$11,526
6/30/2023	$12,179	$11,779
7/31/2023	$12,318	$12,005
8/31/2023	$12,112	$11,820
9/30/2023	$11,801	$11,554
10/31/2023	$11,681	$11,434
11/30/2023	$12,309	$11,990
12/31/2023	$12,754	$12,431
1/31/2024	$12,691	$12,350
2/29/2024	$12,826	$12,397
3/31/2024	$13,131	$12,524
4/30/2024	$12,966	$12,311
5/31/2024	$13,066	$12,511
6/30/2024	$12,961	$12,531
7/31/2024	$13,245	$12,767
8/31/2024	$13,460	$13,068
9/30/2024	$13,777	$13,350
10/31/2024	$13,569	$13,030
11/30/2024	$13,721	$13,085
12/31/2024	$13,632	$12,916

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.88%	0.80%	3.15%
JPMorgan Emerging Markets Blended-Equal Weighted Index	3.90%	0.18%	2.59%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 118,173,076
Holdings Count | Holding			230
Advisory Fees Paid, Amount			$ 1,858,709
InvestmentCompanyPortfolioTurnover			219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$118,173,076 # of Portfolio Holdings230 Total Advisory Fees Paid$1,858,709 Portfolio Turnover Rate219%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.2%
Derivatives	(0.3%)
Corporate Bonds & Notes	40.5%
Foreign Government Bonds & Notes	51.6%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.2%
Derivatives	(0.3%)
Others (each less than 3.0%)	49.9%
Peru	3.0%
Israel	3.3%
Nigeria	4.3%
Turkey	5.6%
South Africa	6.6%
Brazil	9.2%
Mexico	10.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000111628
Shareholder Report [Line Items]
Fund Name			Emerging Markets Debt Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$86	0.83%

Expenses Paid, Amount			$ 86
Expense Ratio, Percent			0.83%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Argentina debt holdings were a top performer for the Fund as the Milei government remained on its path of aggressive and frontloaded fiscal adjustment. The result was a fiscal surplus, a sharp contraction in real incomes, and a rapidly declining inflation rate, which led to the Fund’s sovereign credit position gaining significantly.

+ Sovereign credit position in Ecuador performed strongly  based on the view that the new President, Daniel Noboa, is relatively market friendly, and Ecuador secured significant additional multilateral funding.

+ Ukraine sovereign credit positions contributed to performance as the Ukrainian government successfully completed its Eurobond restructuring, along with hopes of a ceasefire.

+ Egypt credit position added to performance based on the government signing a transformative property deal with Abu Dhabi based ADQ.

Top detractors from performance:

- Positions across Brazil, including local currency debt and foreign exchange of the Brazilian Real, experienced continued volatility, culminating in losses for the year.

- Indonesia local bonds detracted from performance as market sentiment and price action resulted in a negative impact.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Emerging Markets Debt (Class P)	JPMorgan Emerging Markets Blended-Equal Weighted Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,978	$10,065
2/28/2015	$10,072	$10,088
3/31/2015	$10,019	$10,013
4/30/2015	$10,440	$10,222
5/31/2015	$10,377	$10,139
6/30/2015	$10,213	$10,014
7/31/2015	$10,089	$9,945
8/31/2015	$9,795	$9,687
9/30/2015	$9,555	$9,511
10/31/2015	$9,890	$9,812
11/30/2015	$9,861	$9,723
12/31/2015	$9,577	$9,566
1/31/2016	$9,417	$9,560
2/29/2016	$9,617	$9,700
3/31/2016	$10,332	$10,200
4/30/2016	$10,669	$10,406
5/31/2016	$10,468	$10,220
6/30/2016	$10,969	$10,596
7/31/2016	$11,216	$10,738
8/31/2016	$11,340	$10,851
9/30/2016	$11,588	$10,944
10/31/2016	$11,434	$10,867
11/30/2016	$10,983	$10,389
12/31/2016	$11,229	$10,527
1/31/2017	$11,544	$10,700
2/28/2017	$11,814	$10,886
3/31/2017	$11,893	$10,994
4/30/2017	$12,078	$11,133
5/31/2017	$12,119	$11,262
6/30/2017	$12,109	$11,281
7/31/2017	$12,290	$11,420
8/31/2017	$12,553	$11,592
9/30/2017	$12,599	$11,593
10/31/2017	$12,521	$11,513
11/30/2017	$12,535	$11,580
12/31/2017	$12,725	$11,698
1/31/2018	$13,019	$11,872
2/28/2018	$12,790	$11,711
3/31/2018	$12,844	$11,754
4/30/2018	$12,503	$11,557
5/31/2018	$12,135	$11,303
6/30/2018	$11,878	$11,135
7/31/2018	$12,217	$11,355
8/31/2018	$11,797	$11,020
9/30/2018	$12,052	$11,205
10/31/2018	$11,842	$11,028
11/30/2018	$11,914	$11,109
12/31/2018	$12,055	$11,234
1/31/2019	$12,732	$11,705
2/28/2019	$12,761	$11,745
3/31/2019	$12,776	$11,800
4/30/2019	$12,798	$11,833
5/31/2019	$12,787	$11,880
6/30/2019	$13,329	$12,320
7/31/2019	$13,262	$12,444
8/31/2019	$12,859	$12,373
9/30/2019	$12,856	$12,419
10/31/2019	$12,925	$12,584
11/30/2019	$12,735	$12,504
12/31/2019	$13,229	$12,800
1/31/2020	$13,203	$12,877
2/29/2020	$12,829	$12,689
3/31/2020	$10,520	$11,146
4/30/2020	$10,755	$11,526
5/31/2020	$11,644	$12,109
6/30/2020	$12,001	$12,383
7/31/2020	$12,539	$12,757
8/31/2020	$12,641	$12,803
9/30/2020	$12,358	$12,617
10/31/2020	$12,328	$12,645
11/30/2020	$13,000	$13,151
12/31/2020	$13,487	$13,450
1/31/2021	$13,182	$13,350
2/28/2021	$12,829	$13,112
3/31/2021	$12,570	$12,908
4/30/2021	$13,060	$13,127
5/31/2021	$13,314	$13,311
6/30/2021	$13,307	$13,327
7/31/2021	$13,271	$13,337
8/31/2021	$13,464	$13,446
9/30/2021	$13,043	$13,170
10/31/2021	$12,932	$13,093
11/30/2021	$12,604	$12,869
12/31/2021	$12,687	$13,014
1/31/2022	$12,579	$12,816
2/28/2022	$12,177	$12,114
3/31/2022	$12,405	$11,914
4/30/2022	$11,939	$11,370
5/31/2022	$12,035	$11,415
6/30/2022	$11,057	$10,890
7/31/2022	$11,103	$11,046
8/31/2022	$11,142	$11,012
9/30/2022	$10,622	$10,457
10/31/2022	$10,621	$10,362
11/30/2022	$11,387	$11,053
12/31/2022	$11,535	$11,200
1/31/2023	$12,022	$11,592
2/28/2023	$11,773	$11,323
3/31/2023	$11,924	$11,545
4/30/2023	$12,039	$11,632
5/31/2023	$12,046	$11,526
6/30/2023	$12,387	$11,779
7/31/2023	$12,532	$12,005
8/31/2023	$12,323	$11,820
9/30/2023	$12,010	$11,554
10/31/2023	$11,889	$11,434
11/30/2023	$12,531	$11,990
12/31/2023	$12,985	$12,431
1/31/2024	$12,924	$12,350
2/29/2024	$13,063	$12,397
3/31/2024	$13,376	$12,524
4/30/2024	$13,211	$12,311
5/31/2024	$13,314	$12,511
6/30/2024	$13,209	$12,531
7/31/2024	$13,501	$12,767
8/31/2024	$13,722	$13,068
9/30/2024	$14,048	$13,350
10/31/2024	$13,838	$13,030
11/30/2024	$13,996	$13,085
12/31/2024	$13,906	$12,916

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	7.09%	1.00%	3.35%
JPMorgan Emerging Markets Blended-Equal Weighted Index	3.90%	0.18%	2.59%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 118,173,076
Holdings Count | Holding			230
Advisory Fees Paid, Amount			$ 1,858,709
InvestmentCompanyPortfolioTurnover			219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$118,173,076 # of Portfolio Holdings230 Total Advisory Fees Paid$1,858,709 Portfolio Turnover Rate219%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.2%
Derivatives	(0.3%)
Corporate Bonds & Notes	40.5%
Foreign Government Bonds & Notes	51.6%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.2%
Derivatives	(0.3%)
Others (each less than 3.0%)	49.9%
Peru	3.0%
Israel	3.3%
Nigeria	4.3%
Turkey	5.6%
South Africa	6.6%
Brazil	9.2%
Mexico	10.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078089
Shareholder Report [Line Items]
Fund Name			Dividend Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.87%

Expenses Paid, Amount			$ 93
Expense Ratio, Percent			0.87%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight allocation (relative to the benchmark index) to financials benefited relative performance, as did favorable stock selection in the sector. Shares of American Express advanced in a year of healthy topline growth, while the Fund's position in JPMorgan Chase Bank benefited returns as net interest income grew throughout the year. More broadly, the Federal Reserve’s rate cutting cycle, as well as expectations for a favorable regulatory environment under the incoming U.S. presidential administration, boosted names in the sector.

Top detractors from performance:

- Stock selection and an underweight in information technology detracted from performance. In an extremely narrow market through most of 2024, technology companies that do not meet our dividend growth investment mandate had positive annual returns due to ongoing enthusiasm over artificial intelligence.

- Security choices in consumer discretionary weighed on returns. Leading benchmark names that do not pay dividends and thus fall outside of our investable universe led performance in the sector.

- An underweight allocation to the communication services sector weighed on returns. Issuers in this sector generally appreciated due to enthusiasm over the potential impact AI can have on their performance. The sector remains one of the Fund’s most significant underweight positions due to a lack of companies that meet our investment criteria for dividend growth.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Dividend Growth (Class I)	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,708	$9,700
2/28/2015	$10,292	$10,257
3/31/2015	$10,175	$10,095
4/30/2015	$10,158	$10,192
5/31/2015	$10,330	$10,323
6/30/2015	$10,124	$10,123
7/31/2015	$10,319	$10,335
8/31/2015	$9,728	$9,712
9/30/2015	$9,531	$9,471
10/31/2015	$10,266	$10,270
11/30/2015	$10,342	$10,301
12/31/2015	$10,209	$10,138
1/31/2016	$9,804	$9,635
2/29/2016	$9,830	$9,622
3/31/2016	$10,435	$10,275
4/30/2016	$10,551	$10,315
5/31/2016	$10,754	$10,500
6/30/2016	$10,901	$10,527
7/31/2016	$11,192	$10,915
8/31/2016	$11,196	$10,931
9/30/2016	$11,139	$10,933
10/31/2016	$10,899	$10,733
11/30/2016	$11,238	$11,131
12/31/2016	$11,379	$11,351
1/31/2017	$11,551	$11,566
2/28/2017	$11,922	$12,025
3/31/2017	$11,943	$12,039
4/30/2017	$12,127	$12,163
5/31/2017	$12,363	$12,334
6/30/2017	$12,441	$12,411
7/31/2017	$12,590	$12,666
8/31/2017	$12,628	$12,705
9/30/2017	$12,813	$12,967
10/31/2017	$13,104	$13,270
11/30/2017	$13,532	$13,677
12/31/2017	$13,549	$13,829
1/31/2018	$14,188	$14,621
2/28/2018	$13,658	$14,082
3/31/2018	$13,429	$13,724
4/30/2018	$13,460	$13,777
5/31/2018	$13,582	$14,108
6/30/2018	$13,739	$14,195
7/31/2018	$14,266	$14,724
8/31/2018	$14,598	$15,203
9/30/2018	$14,740	$15,290
10/31/2018	$14,016	$14,245
11/30/2018	$14,570	$14,535
12/31/2018	$13,375	$13,223
1/31/2019	$14,276	$14,282
2/28/2019	$14,808	$14,741
3/31/2019	$15,109	$15,027
4/30/2019	$15,635	$15,636
5/31/2019	$15,099	$14,642
6/30/2019	$16,018	$15,674
7/31/2019	$16,217	$15,899
8/31/2019	$16,237	$15,648
9/30/2019	$16,397	$15,940
10/31/2019	$16,511	$16,286
11/30/2019	$17,030	$16,877
12/31/2019	$17,473	$17,386
1/31/2020	$17,501	$17,379
2/29/2020	$16,074	$15,949
3/31/2020	$14,166	$13,979
4/30/2020	$15,514	$15,771
5/31/2020	$16,312	$16,522
6/30/2020	$16,417	$16,850
7/31/2020	$17,328	$17,801
8/31/2020	$18,143	$19,080
9/30/2020	$17,736	$18,355
10/31/2020	$17,311	$17,867
11/30/2020	$19,195	$19,823
12/31/2020	$19,821	$20,585
1/31/2021	$19,300	$20,377
2/28/2021	$19,796	$20,939
3/31/2021	$20,790	$21,856
4/30/2021	$21,937	$23,022
5/31/2021	$22,150	$23,183
6/30/2021	$22,282	$23,724
7/31/2021	$22,957	$24,288
8/31/2021	$23,473	$25,026
9/30/2021	$22,399	$23,863
10/31/2021	$23,884	$25,534
11/30/2021	$23,419	$25,357
12/31/2021	$24,935	$26,494
1/31/2022	$23,682	$25,123
2/28/2022	$22,994	$24,371
3/31/2022	$23,700	$25,276
4/30/2022	$22,387	$23,071
5/31/2022	$22,431	$23,114
6/30/2022	$21,051	$21,206
7/31/2022	$22,631	$23,161
8/31/2022	$21,868	$22,217
9/30/2022	$20,159	$20,170
10/31/2022	$21,870	$21,804
11/30/2022	$23,258	$23,022
12/31/2022	$22,319	$21,696
1/31/2023	$23,058	$23,059
2/28/2023	$22,427	$22,496
3/31/2023	$22,744	$23,322
4/30/2023	$23,203	$23,686
5/31/2023	$22,518	$23,789
6/30/2023	$23,820	$25,361
7/31/2023	$24,456	$26,176
8/31/2023	$23,934	$25,759
9/30/2023	$22,963	$24,531
10/31/2023	$22,641	$24,015
11/30/2023	$24,414	$26,208
12/31/2023	$25,291	$27,399
1/31/2024	$25,491	$27,859
2/29/2024	$26,611	$29,347
3/31/2024	$27,318	$30,291
4/30/2024	$26,444	$29,054
5/31/2024	$27,439	$30,494
6/30/2024	$27,736	$31,589
7/31/2024	$28,533	$31,973
8/31/2024	$29,349	$32,749
9/30/2024	$29,545	$33,448
10/31/2024	$28,711	$33,145
11/30/2024	$30,287	$35,090
12/31/2024	$28,640	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.24%	10.39%	11.10%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 675,830,532
Holdings Count | Holding			101
Advisory Fees Paid, Amount			$ 4,531,841
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$675,830,532 # of Portfolio Holdings101 Total Advisory Fees Paid$4,531,841 Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.7%
Others (each less than 3.0%)	3.6%
Utilities	3.1%
Energy	4.7%
Consumer, Cyclical	9.9%
Industrial	15.0%
Technology	19.8%
Financial	20.3%
Consumer, Non-Cyclical	21.9%

Material Fund Change [Text Block]
C000098960
Shareholder Report [Line Items]
Fund Name			Dividend Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.67%

Expenses Paid, Amount			$ 72
Expense Ratio, Percent			0.67%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight allocation (relative to the benchmark index) to financials benefited relative performance, as did favorable stock selection in the sector. Shares of American Express advanced in a year of healthy topline growth, while the Fund's position in JPMorgan Chase Bank benefited returns as net interest income grew throughout the year. More broadly, the Federal Reserve’s rate cutting cycle, as well as expectations for a favorable regulatory environment under the incoming U.S. presidential administration, boosted names in the sector.

Top detractors from performance:

- Stock selection and an underweight in information technology detracted from performance. In an extremely narrow market through most of 2024, technology companies that do not meet our dividend growth investment mandate had positive annual returns due to ongoing enthusiasm over artificial intelligence.

- Security choices in consumer discretionary weighed on returns. Leading benchmark names that do not pay dividends and thus fall outside of our investable universe led performance in the sector.

- An underweight allocation to the communication services sector weighed on returns. Issuers in this sector generally appreciated due to enthusiasm over the potential impact AI can have on their performance. The sector remains one of the Fund’s most significant underweight positions due to a lack of companies that meet our investment criteria for dividend growth.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Dividend Growth (Class P)	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,710	$9,700
2/28/2015	$10,295	$10,257
3/31/2015	$10,180	$10,095
4/30/2015	$10,165	$10,192
5/31/2015	$10,338	$10,323
6/30/2015	$10,134	$10,123
7/31/2015	$10,331	$10,335
8/31/2015	$9,741	$9,712
9/30/2015	$9,546	$9,471
10/31/2015	$10,283	$10,270
11/30/2015	$10,361	$10,301
12/31/2015	$10,229	$10,138
1/31/2016	$9,825	$9,635
2/29/2016	$9,853	$9,622
3/31/2016	$10,461	$10,275
4/30/2016	$10,579	$10,315
5/31/2016	$10,785	$10,500
6/30/2016	$10,933	$10,527
7/31/2016	$11,227	$10,915
8/31/2016	$11,233	$10,931
9/30/2016	$11,178	$10,933
10/31/2016	$10,939	$10,733
11/30/2016	$11,281	$11,131
12/31/2016	$11,425	$11,351
1/31/2017	$11,598	$11,566
2/28/2017	$11,974	$12,025
3/31/2017	$11,996	$12,039
4/30/2017	$12,183	$12,163
5/31/2017	$12,422	$12,334
6/30/2017	$12,502	$12,411
7/31/2017	$12,654	$12,666
8/31/2017	$12,695	$12,705
9/30/2017	$12,883	$12,967
10/31/2017	$13,178	$13,270
11/30/2017	$13,610	$13,677
12/31/2017	$13,630	$13,829
1/31/2018	$14,275	$14,621
2/28/2018	$13,744	$14,082
3/31/2018	$13,516	$13,724
4/30/2018	$13,549	$13,777
5/31/2018	$13,674	$14,108
6/30/2018	$13,835	$14,195
7/31/2018	$14,367	$14,724
8/31/2018	$14,705	$15,203
9/30/2018	$14,850	$15,290
10/31/2018	$14,123	$14,245
11/30/2018	$14,684	$14,535
12/31/2018	$13,482	$13,223
1/31/2019	$14,392	$14,282
2/28/2019	$14,930	$14,741
3/31/2019	$15,236	$15,027
4/30/2019	$15,770	$15,636
5/31/2019	$15,232	$14,642
6/30/2019	$16,161	$15,674
7/31/2019	$16,365	$15,899
8/31/2019	$16,388	$15,648
9/30/2019	$16,552	$15,940
10/31/2019	$16,670	$16,286
11/30/2019	$17,197	$16,877
12/31/2019	$17,648	$17,386
1/31/2020	$17,678	$17,379
2/29/2020	$16,239	$15,949
3/31/2020	$14,314	$13,979
4/30/2020	$15,679	$15,771
5/31/2020	$16,488	$16,522
6/30/2020	$16,598	$16,850
7/31/2020	$17,522	$17,801
8/31/2020	$18,348	$19,080
9/30/2020	$17,940	$18,355
10/31/2020	$17,513	$17,867
11/30/2020	$19,422	$19,823
12/31/2020	$20,059	$20,585
1/31/2021	$19,535	$20,377
2/28/2021	$20,040	$20,939
3/31/2021	$21,050	$21,856
4/30/2021	$22,215	$23,022
5/31/2021	$22,435	$23,183
6/30/2021	$22,572	$23,724
7/31/2021	$23,260	$24,288
8/31/2021	$23,787	$25,026
9/30/2021	$22,701	$23,863
10/31/2021	$24,211	$25,534
11/30/2021	$23,743	$25,357
12/31/2021	$25,285	$26,494
1/31/2022	$24,019	$25,123
2/28/2022	$23,324	$24,371
3/31/2022	$24,044	$25,276
4/30/2022	$22,716	$23,071
5/31/2022	$22,764	$23,114
6/30/2022	$21,367	$21,206
7/31/2022	$22,975	$23,161
8/31/2022	$22,205	$22,217
9/30/2022	$20,472	$20,170
10/31/2022	$22,214	$21,804
11/30/2022	$23,627	$23,022
12/31/2022	$22,677	$21,696
1/31/2023	$23,432	$23,059
2/28/2023	$22,794	$22,496
3/31/2023	$23,121	$23,322
4/30/2023	$23,591	$23,686
5/31/2023	$22,898	$23,789
6/30/2023	$24,227	$25,361
7/31/2023	$24,877	$26,176
8/31/2023	$24,351	$25,759
9/30/2023	$23,367	$24,531
10/31/2023	$23,043	$24,015
11/30/2023	$24,852	$26,208
12/31/2023	$25,749	$27,399
1/31/2024	$25,956	$27,859
2/29/2024	$27,101	$29,347
3/31/2024	$27,827	$30,291
4/30/2024	$26,941	$29,054
5/31/2024	$27,959	$30,494
6/30/2024	$28,266	$31,589
7/31/2024	$29,083	$31,973
8/31/2024	$29,920	$32,749
9/30/2024	$30,125	$33,448
10/31/2024	$29,280	$33,145
11/30/2024	$30,892	$35,090
12/31/2024	$29,234	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	13.53%	10.62%	11.32%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 675,830,532
Holdings Count | Holding			101
Advisory Fees Paid, Amount			$ 4,531,841
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$675,830,532 # of Portfolio Holdings101 Total Advisory Fees Paid$4,531,841 Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.7%
Others (each less than 3.0%)	3.6%
Utilities	3.1%
Energy	4.7%
Consumer, Cyclical	9.9%
Industrial	15.0%
Technology	19.8%
Financial	20.3%
Consumer, Non-Cyclical	21.9%

Material Fund Change [Text Block]
C000078115
Shareholder Report [Line Items]
Fund Name			Equity Index Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.28%

Expenses Paid, Amount			$ 31
Expense Ratio, Percent			0.28%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index  were the performance by the information technology, financials, and communication services sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index  were the materials, real estate and energy sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of  futures to equitize cash.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Equity Index (Class I)	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,697	$9,700
2/28/2015	$10,252	$10,257
3/31/2015	$10,088	$10,095
4/30/2015	$10,182	$10,192
5/31/2015	$10,311	$10,323
6/30/2015	$10,112	$10,123
7/31/2015	$10,322	$10,335
8/31/2015	$9,698	$9,712
9/30/2015	$9,455	$9,471
10/31/2015	$10,250	$10,270
11/30/2015	$10,279	$10,301
12/31/2015	$10,114	$10,138
1/31/2016	$9,609	$9,635
2/29/2016	$9,594	$9,622
3/31/2016	$10,242	$10,275
4/30/2016	$10,280	$10,315
5/31/2016	$10,462	$10,500
6/30/2016	$10,486	$10,527
7/31/2016	$10,868	$10,915
8/31/2016	$10,881	$10,931
9/30/2016	$10,881	$10,933
10/31/2016	$10,680	$10,733
11/30/2016	$11,073	$11,131
12/31/2016	$11,288	$11,351
1/31/2017	$11,499	$11,566
2/28/2017	$11,953	$12,025
3/31/2017	$11,964	$12,039
4/30/2017	$12,084	$12,163
5/31/2017	$12,251	$12,334
6/30/2017	$12,324	$12,411
7/31/2017	$12,575	$12,666
8/31/2017	$12,610	$12,705
9/30/2017	$12,867	$12,967
10/31/2017	$13,164	$13,270
11/30/2017	$13,565	$13,677
12/31/2017	$13,713	$13,829
1/31/2018	$14,495	$14,621
2/28/2018	$13,956	$14,082
3/31/2018	$13,593	$13,724
4/30/2018	$13,641	$13,777
5/31/2018	$13,965	$14,108
6/30/2018	$14,048	$14,195
7/31/2018	$14,567	$14,724
8/31/2018	$15,038	$15,203
9/30/2018	$15,120	$15,290
10/31/2018	$14,082	$14,245
11/30/2018	$14,365	$14,535
12/31/2018	$13,064	$13,223
1/31/2019	$14,107	$14,282
2/28/2019	$14,557	$14,741
3/31/2019	$14,835	$15,027
4/30/2019	$15,433	$15,636
5/31/2019	$14,448	$14,642
6/30/2019	$15,463	$15,674
7/31/2019	$15,682	$15,899
8/31/2019	$15,429	$15,648
9/30/2019	$15,715	$15,940
10/31/2019	$16,051	$16,286
11/30/2019	$16,630	$16,877
12/31/2019	$17,127	$17,386
1/31/2020	$17,116	$17,379
2/29/2020	$15,704	$15,949
3/31/2020	$13,765	$13,979
4/30/2020	$15,523	$15,771
5/31/2020	$16,261	$16,522
6/30/2020	$16,580	$16,850
7/31/2020	$17,511	$17,801
8/31/2020	$18,765	$19,080
9/30/2020	$18,048	$18,355
10/31/2020	$17,566	$17,867
11/30/2020	$19,484	$19,823
12/31/2020	$20,229	$20,585
1/31/2021	$20,019	$20,377
2/28/2021	$20,567	$20,939
3/31/2021	$21,463	$21,856
4/30/2021	$22,602	$23,022
5/31/2021	$22,754	$23,183
6/30/2021	$23,279	$23,724
7/31/2021	$23,827	$24,288
8/31/2021	$24,545	$25,026
9/30/2021	$23,398	$23,863
10/31/2021	$25,031	$25,534
11/30/2021	$24,852	$25,357
12/31/2021	$25,967	$26,494
1/31/2022	$24,624	$25,123
2/28/2022	$23,884	$24,371
3/31/2022	$24,761	$25,276
4/30/2022	$22,600	$23,071
5/31/2022	$22,635	$23,114
6/30/2022	$20,762	$21,206
7/31/2022	$22,671	$23,161
8/31/2022	$21,740	$22,217
9/30/2022	$19,739	$20,170
10/31/2022	$21,330	$21,804
11/30/2022	$22,515	$23,022
12/31/2022	$21,213	$21,696
1/31/2023	$22,543	$23,059
2/28/2023	$21,987	$22,496
3/31/2023	$22,789	$23,322
4/30/2023	$23,139	$23,686
5/31/2023	$23,233	$23,789
6/30/2023	$24,763	$25,361
7/31/2023	$25,553	$26,176
8/31/2023	$25,141	$25,759
9/30/2023	$23,936	$24,531
10/31/2023	$23,427	$24,015
11/30/2023	$25,560	$26,208
12/31/2023	$26,714	$27,399
1/31/2024	$27,155	$27,859
2/29/2024	$28,599	$29,347
3/31/2024	$29,512	$30,291
4/30/2024	$28,300	$29,054
5/31/2024	$29,694	$30,494
6/30/2024	$30,753	$31,589
7/31/2024	$31,122	$31,973
8/31/2024	$31,870	$32,749
9/30/2024	$32,542	$33,448
10/31/2024	$32,239	$33,145
11/30/2024	$34,127	$35,090
12/31/2024	$33,303	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	24.66%	14.22%	12.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 5,003,694,054
Holdings Count | Holding			504
Advisory Fees Paid, Amount			$ 2,342,244
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$5,003,694,054 # of Portfolio Holdings504 Total Advisory Fees Paid$2,342,244 Portfolio Turnover Rate3%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	3.8%
Energy	3.2%
Industrial	7.1%
Consumer, Cyclical	9.0%
Financial	14.5%
Consumer, Non-Cyclical	15.3%
Communications	15.5%
Technology	31.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Technology Sector Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098974
Shareholder Report [Line Items]
Fund Name			Equity Index Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.08%

Expenses Paid, Amount			$ 9
Expense Ratio, Percent			0.08%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index  were the performance by the information technology, financials, and communication services sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index  were the materials, real estate and energy sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of  futures to equitize cash.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Equity Index (Class P)	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,699	$9,700
2/28/2015	$10,256	$10,257
3/31/2015	$10,093	$10,095
4/30/2015	$10,189	$10,192
5/31/2015	$10,319	$10,323
6/30/2015	$10,122	$10,123
7/31/2015	$10,334	$10,335
8/31/2015	$9,711	$9,712
9/30/2015	$9,469	$9,471
10/31/2015	$10,267	$10,270
11/30/2015	$10,298	$10,301
12/31/2015	$10,134	$10,138
1/31/2016	$9,629	$9,635
2/29/2016	$9,616	$9,622
3/31/2016	$10,268	$10,275
4/30/2016	$10,307	$10,315
5/31/2016	$10,492	$10,500
6/30/2016	$10,518	$10,527
7/31/2016	$10,902	$10,915
8/31/2016	$10,917	$10,931
9/30/2016	$10,919	$10,933
10/31/2016	$10,719	$10,733
11/30/2016	$11,115	$11,131
12/31/2016	$11,333	$11,351
1/31/2017	$11,547	$11,566
2/28/2017	$12,005	$12,025
3/31/2017	$12,017	$12,039
4/30/2017	$12,140	$12,163
5/31/2017	$12,309	$12,334
6/30/2017	$12,385	$12,411
7/31/2017	$12,639	$12,666
8/31/2017	$12,677	$12,705
9/30/2017	$12,938	$12,967
10/31/2017	$13,239	$13,270
11/30/2017	$13,644	$13,677
12/31/2017	$13,795	$13,829
1/31/2018	$14,584	$14,621
2/28/2018	$14,045	$14,082
3/31/2018	$13,681	$13,724
4/30/2018	$13,732	$13,777
5/31/2018	$14,060	$14,108
6/30/2018	$14,146	$14,195
7/31/2018	$14,671	$14,724
8/31/2018	$15,148	$15,203
9/30/2018	$15,233	$15,290
10/31/2018	$14,190	$14,245
11/30/2018	$14,477	$14,535
12/31/2018	$13,169	$13,223
1/31/2019	$14,222	$14,282
2/28/2019	$14,677	$14,741
3/31/2019	$14,961	$15,027
4/30/2019	$15,566	$15,636
5/31/2019	$14,576	$14,642
6/30/2019	$15,602	$15,674
7/31/2019	$15,825	$15,899
8/31/2019	$15,573	$15,648
9/30/2019	$15,864	$15,940
10/31/2019	$16,206	$16,286
11/30/2019	$16,793	$16,877
12/31/2019	$17,298	$17,386
1/31/2020	$17,290	$17,379
2/29/2020	$15,866	$15,949
3/31/2020	$13,909	$13,979
4/30/2020	$15,689	$15,771
5/31/2020	$16,437	$16,522
6/30/2020	$16,762	$16,850
7/31/2020	$17,706	$17,801
8/31/2020	$18,978	$19,080
9/30/2020	$18,256	$18,355
10/31/2020	$17,771	$17,867
11/30/2020	$19,715	$19,823
12/31/2020	$20,472	$20,585
1/31/2021	$20,263	$20,377
2/28/2021	$20,821	$20,939
3/31/2021	$21,731	$21,856
4/30/2021	$22,889	$23,022
5/31/2021	$23,046	$23,183
6/30/2021	$23,582	$23,724
7/31/2021	$24,142	$24,288
8/31/2021	$24,873	$25,026
9/30/2021	$23,715	$23,863
10/31/2021	$25,374	$25,534
11/30/2021	$25,197	$25,357
12/31/2021	$26,332	$26,494
1/31/2022	$24,974	$25,123
2/28/2022	$24,227	$24,371
3/31/2022	$25,121	$25,276
4/30/2022	$22,932	$23,071
5/31/2022	$22,972	$23,114
6/30/2022	$21,075	$21,206
7/31/2022	$23,016	$23,161
8/31/2022	$22,075	$22,217
9/30/2022	$20,046	$20,170
10/31/2022	$21,665	$21,804
11/30/2022	$22,873	$23,022
12/31/2022	$21,554	$21,696
1/31/2023	$22,909	$23,059
2/28/2023	$22,348	$22,496
3/31/2023	$23,166	$23,322
4/30/2023	$23,527	$23,686
5/31/2023	$23,626	$23,789
6/30/2023	$25,186	$25,361
7/31/2023	$25,994	$26,176
8/31/2023	$25,579	$25,759
9/30/2023	$24,357	$24,531
10/31/2023	$23,843	$24,015
11/30/2023	$26,018	$26,208
12/31/2023	$27,198	$27,399
1/31/2024	$27,651	$27,859
2/29/2024	$29,126	$29,347
3/31/2024	$30,061	$30,291
4/30/2024	$28,831	$29,054
5/31/2024	$30,257	$30,494
6/30/2024	$31,341	$31,589
7/31/2024	$31,722	$31,973
8/31/2024	$32,490	$32,749
9/30/2024	$33,181	$33,448
10/31/2024	$32,878	$33,145
11/30/2024	$34,808	$35,090
12/31/2024	$33,974	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	24.91%	14.45%	13.01%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 5,003,694,054
Holdings Count | Holding			504
Advisory Fees Paid, Amount			$ 2,342,244
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$5,003,694,054 # of Portfolio Holdings504 Total Advisory Fees Paid$2,342,244 Portfolio Turnover Rate3%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	3.8%
Energy	3.2%
Industrial	7.1%
Consumer, Cyclical	9.0%
Financial	14.5%
Consumer, Non-Cyclical	15.3%
Communications	15.5%
Technology	31.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Technology Sector Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078104
Shareholder Report [Line Items]
Fund Name			Focused Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.95%

Expenses Paid, Amount			$ 108
Expense Ratio, Percent			0.95%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the industrials sector was the key contributor to performance. Howmet Aerospace and Vertiv Holdings were among the top individual security contributors in the sector. Howmet Aerospace, a manufacturer of specialized aircraft components, experienced a notable performance boost thanks to stronger-than-expected quarterly earnings and raised guidance for the year. Vertiv has established itself as a key provider of liquid cooling solutions in the growing data center market and the stock surged following an exceptional quarterly earnings.

+ An underweight (relative to the benchmark index, the Russell 1000 Growth Index) in the consumer staples sector contributed to relative performance. The more defensive sector lagged in a market environment where investors favored higher growth sectors like technology and communication services.

Top detractors from performance:

- Stock selection in the consumer discretionary sector detracted from relative performance. Caesars Entertainment and Louis Vuitton Moet Hennessy (LVMH) were among the top individual security detractors in the sector. Caesars stock fell after the hotel and casino operator missed earnings and revenue estimates while shares in luxury brand LVMH declined on a sharp drop in sales driven by broader industry headwinds.

- An overweight and stock selection in the real estate sector detracted from relative performance. Real estate analytics company CoStar was among the top individual security detractors in the sector as a higher interest rate environment led to lower demand for Costar’s products in the near term.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Focused Growth (Class I)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,852	$9,847	$9,700
2/28/2015	$10,727	$10,503	$10,257
3/31/2015	$10,632	$10,384	$10,095
4/30/2015	$10,663	$10,436	$10,192
5/31/2015	$10,837	$10,583	$10,323
6/30/2015	$10,706	$10,396	$10,123
7/31/2015	$11,243	$10,749	$10,335
8/31/2015	$10,649	$10,096	$9,712
9/30/2015	$10,327	$9,846	$9,471
10/31/2015	$11,128	$10,694	$10,270
11/30/2015	$11,251	$10,724	$10,301
12/31/2015	$11,009	$10,567	$10,138
1/31/2016	$10,066	$9,977	$9,635
2/29/2016	$9,870	$9,973	$9,622
3/31/2016	$10,579	$10,645	$10,275
4/30/2016	$10,693	$10,548	$10,315
5/31/2016	$11,059	$10,753	$10,500
6/30/2016	$10,800	$10,711	$10,527
7/31/2016	$11,368	$11,216	$10,915
8/31/2016	$11,356	$11,160	$10,931
9/30/2016	$11,526	$11,201	$10,933
10/31/2016	$11,113	$10,938	$10,733
11/30/2016	$11,166	$11,176	$11,131
12/31/2016	$11,268	$11,314	$11,351
1/31/2017	$11,920	$11,696	$11,566
2/28/2017	$12,184	$12,182	$12,025
3/31/2017	$12,308	$12,322	$12,039
4/30/2017	$12,668	$12,604	$12,163
5/31/2017	$13,167	$12,932	$12,334
6/30/2017	$13,290	$12,898	$12,411
7/31/2017	$13,605	$13,241	$12,666
8/31/2017	$13,782	$13,483	$12,705
9/30/2017	$14,053	$13,659	$12,967
10/31/2017	$14,420	$14,188	$13,270
11/30/2017	$14,636	$14,619	$13,677
12/31/2017	$14,592	$14,733	$13,829
1/31/2018	$15,892	$15,776	$14,621
2/28/2018	$15,749	$15,363	$14,082
3/31/2018	$15,622	$14,941	$13,724
4/30/2018	$15,635	$14,994	$13,777
5/31/2018	$16,433	$15,651	$14,108
6/30/2018	$16,571	$15,801	$14,195
7/31/2018	$17,200	$16,265	$14,724
8/31/2018	$18,026	$17,155	$15,203
9/30/2018	$18,245	$17,251	$15,290
10/31/2018	$16,415	$15,708	$14,245
11/30/2018	$16,756	$15,875	$14,535
12/31/2018	$15,319	$14,510	$13,223
1/31/2019	$16,896	$15,814	$14,282
2/28/2019	$17,688	$16,380	$14,741
3/31/2019	$17,980	$16,846	$15,027
4/30/2019	$18,723	$17,607	$15,636
5/31/2019	$17,716	$16,495	$14,642
6/30/2019	$18,899	$17,628	$15,674
7/31/2019	$19,463	$18,026	$15,899
8/31/2019	$19,289	$17,888	$15,648
9/30/2019	$19,215	$17,890	$15,940
10/31/2019	$19,413	$18,394	$16,286
11/30/2019	$20,395	$19,210	$16,877
12/31/2019	$20,752	$19,790	$17,386
1/31/2020	$21,213	$20,232	$17,379
2/29/2020	$19,911	$18,854	$15,949
3/31/2020	$17,990	$17,000	$13,979
4/30/2020	$20,422	$19,515	$15,771
5/31/2020	$21,850	$20,825	$16,522
6/30/2020	$22,788	$21,732	$16,850
7/31/2020	$24,347	$23,404	$17,801
8/31/2020	$26,890	$25,819	$19,080
9/30/2020	$25,652	$24,604	$18,355
10/31/2020	$25,288	$23,769	$17,867
11/30/2020	$27,613	$26,203	$19,823
12/31/2020	$28,699	$27,408	$20,585
1/31/2021	$28,250	$27,205	$20,377
2/28/2021	$29,002	$27,199	$20,939
3/31/2021	$28,957	$27,666	$21,856
4/30/2021	$31,200	$29,548	$23,022
5/31/2021	$30,883	$29,140	$23,183
6/30/2021	$32,445	$30,968	$23,724
7/31/2021	$33,693	$31,988	$24,288
8/31/2021	$34,882	$33,184	$25,026
9/30/2021	$33,114	$31,326	$23,863
10/31/2021	$34,541	$34,039	$25,534
11/30/2021	$33,901	$34,247	$25,357
12/31/2021	$34,377	$34,971	$26,494
1/31/2022	$30,762	$31,970	$25,123
2/28/2022	$29,682	$30,612	$24,371
3/31/2022	$30,122	$31,809	$25,276
4/30/2022	$26,004	$27,968	$23,071
5/31/2022	$24,999	$27,318	$23,114
6/30/2022	$22,516	$25,154	$21,206
7/31/2022	$25,140	$28,173	$23,161
8/31/2022	$23,541	$26,861	$22,217
9/30/2022	$21,169	$24,249	$20,170
10/31/2022	$22,030	$25,667	$21,804
11/30/2022	$23,920	$26,836	$23,022
12/31/2022	$22,758	$24,782	$21,696
1/31/2023	$24,588	$26,847	$23,059
2/28/2023	$24,371	$26,528	$22,496
3/31/2023	$25,764	$28,342	$23,322
4/30/2023	$26,050	$28,621	$23,686
5/31/2023	$26,899	$29,926	$23,789
6/30/2023	$28,652	$31,972	$25,361
7/31/2023	$29,573	$33,050	$26,176
8/31/2023	$29,015	$32,753	$25,759
9/30/2023	$27,273	$30,972	$24,531
10/31/2023	$26,743	$30,531	$24,015
11/30/2023	$29,811	$33,859	$26,208
12/31/2023	$31,398	$35,358	$27,399
1/31/2024	$32,505	$36,240	$27,859
2/29/2024	$34,507	$38,713	$29,347
3/31/2024	$35,492	$39,394	$30,291
4/30/2024	$33,597	$37,723	$29,054
5/31/2024	$35,452	$39,981	$30,494
6/30/2024	$37,030	$42,677	$31,589
7/31/2024	$36,739	$41,951	$31,973
8/31/2024	$37,829	$42,825	$32,749
9/30/2024	$38,938	$44,038	$33,448
10/31/2024	$38,895	$43,893	$33,145
11/30/2024	$40,997	$46,740	$35,090
12/31/2024	$40,172	$47,152	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	27.95%	14.12%	14.92%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 631,507,757
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 6,417,187
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$631,507,757 # of Portfolio Holdings38 Total Advisory Fees Paid$6,417,187 Portfolio Turnover Rate36%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	2.4%
Consumer, Cyclical	5.2%
Industrial	5.2%
Financial	8.8%
Consumer, Non-Cyclical	14.3%
Communications	25.3%
Technology	38.9%

Material Fund Change [Text Block]
C000098970
Shareholder Report [Line Items]
Fund Name			Focused Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$86	0.75%

Expenses Paid, Amount			$ 86
Expense Ratio, Percent			0.75%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the industrials sector was the key contributor to performance. Howmet Aerospace and Vertiv Holdings were among the top individual security contributors in the sector. Howmet Aerospace, a manufacturer of specialized aircraft components, experienced a notable performance boost thanks to stronger-than-expected quarterly earnings and raised guidance for the year. Vertiv has established itself as a key provider of liquid cooling solutions in the growing data center market and the stock surged following an exceptional quarterly earnings.

+ An underweight (relative to the benchmark index, the Russell 1000 Growth Index) in the consumer staples sector contributed to relative performance. The more defensive sector lagged in a market environment where investors favored higher growth sectors like technology and communication services.

Top detractors from performance:

- Stock selection in the consumer discretionary sector detracted from relative performance. Caesars Entertainment and Louis Vuitton Moet Hennessy (LVMH) were among the top individual security detractors in the sector. Caesars stock fell after the hotel and casino operator missed earnings and revenue estimates while shares in luxury brand LVMH declined on a sharp drop in sales driven by broader industry headwinds.

- An overweight and stock selection in the real estate sector detracted from relative performance. Real estate analytics company CoStar was among the top individual security detractors in the sector as a higher interest rate environment led to lower demand for Costar’s products in the near term.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Focused Growth (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,854	$9,847	$9,700
2/28/2015	$10,731	$10,503	$10,257
3/31/2015	$10,637	$10,384	$10,095
4/30/2015	$10,670	$10,436	$10,192
5/31/2015	$10,846	$10,583	$10,323
6/30/2015	$10,717	$10,396	$10,123
7/31/2015	$11,256	$10,749	$10,335
8/31/2015	$10,663	$10,096	$9,712
9/30/2015	$10,342	$9,846	$9,471
10/31/2015	$11,147	$10,694	$10,270
11/30/2015	$11,272	$10,724	$10,301
12/31/2015	$11,032	$10,567	$10,138
1/31/2016	$10,089	$9,977	$9,635
2/29/2016	$9,894	$9,973	$9,622
3/31/2016	$10,607	$10,645	$10,275
4/30/2016	$10,723	$10,548	$10,315
5/31/2016	$11,092	$10,753	$10,500
6/30/2016	$10,834	$10,711	$10,527
7/31/2016	$11,406	$11,216	$10,915
8/31/2016	$11,396	$11,160	$10,931
9/30/2016	$11,569	$11,201	$10,933
10/31/2016	$11,156	$10,938	$10,733
11/30/2016	$11,212	$11,176	$11,131
12/31/2016	$11,316	$11,314	$11,351
1/31/2017	$11,973	$11,696	$11,566
2/28/2017	$12,240	$12,182	$12,025
3/31/2017	$12,367	$12,322	$12,039
4/30/2017	$12,731	$12,604	$12,163
5/31/2017	$13,234	$12,932	$12,334
6/30/2017	$13,360	$12,898	$12,411
7/31/2017	$13,680	$13,241	$12,666
8/31/2017	$13,860	$13,483	$12,705
9/30/2017	$14,135	$13,659	$12,967
10/31/2017	$14,507	$14,188	$13,270
11/30/2017	$14,727	$14,619	$13,677
12/31/2017	$14,685	$14,733	$13,829
1/31/2018	$15,996	$15,776	$14,621
2/28/2018	$15,855	$15,363	$14,082
3/31/2018	$15,730	$14,941	$13,724
4/30/2018	$15,746	$14,994	$13,777
5/31/2018	$16,553	$15,651	$14,108
6/30/2018	$16,695	$15,801	$14,195
7/31/2018	$17,331	$16,265	$14,724
8/31/2018	$18,167	$17,155	$15,203
9/30/2018	$18,391	$17,251	$15,290
10/31/2018	$16,549	$15,708	$14,245
11/30/2018	$16,896	$15,875	$14,535
12/31/2018	$15,450	$14,510	$13,223
1/31/2019	$17,043	$15,814	$14,282
2/28/2019	$17,846	$16,380	$14,741
3/31/2019	$18,143	$16,846	$15,027
4/30/2019	$18,896	$17,607	$15,636
5/31/2019	$17,883	$16,495	$14,642
6/30/2019	$19,081	$17,628	$15,674
7/31/2019	$19,653	$18,026	$15,899
8/31/2019	$19,481	$17,888	$15,648
9/30/2019	$19,410	$17,890	$15,940
10/31/2019	$19,614	$18,394	$16,286
11/30/2019	$20,609	$19,210	$16,877
12/31/2019	$20,974	$19,790	$17,386
1/31/2020	$21,443	$20,232	$17,379
2/29/2020	$20,130	$18,854	$15,949
3/31/2020	$18,191	$17,000	$13,979
4/30/2020	$20,654	$19,515	$15,771
5/31/2020	$22,102	$20,825	$16,522
6/30/2020	$23,055	$21,732	$16,850
7/31/2020	$24,636	$23,404	$17,801
8/31/2020	$27,214	$25,819	$19,080
9/30/2020	$25,966	$24,604	$18,355
10/31/2020	$25,602	$23,769	$17,867
11/30/2020	$27,961	$26,203	$19,823
12/31/2020	$29,065	$27,408	$20,585
1/31/2021	$28,616	$27,205	$20,377
2/28/2021	$29,382	$27,199	$20,939
3/31/2021	$29,341	$27,666	$21,856
4/30/2021	$31,619	$29,548	$23,022
5/31/2021	$31,303	$29,140	$23,183
6/30/2021	$32,892	$30,968	$23,724
7/31/2021	$34,163	$31,988	$24,288
8/31/2021	$35,376	$33,184	$25,026
9/30/2021	$33,587	$31,326	$23,863
10/31/2021	$35,041	$34,039	$25,534
11/30/2021	$34,398	$34,247	$25,357
12/31/2021	$34,887	$34,971	$26,494
1/31/2022	$31,223	$31,970	$25,123
2/28/2022	$30,132	$30,612	$24,371
3/31/2022	$30,584	$31,809	$25,276
4/30/2022	$26,407	$27,968	$23,071
5/31/2022	$25,391	$27,318	$23,114
6/30/2022	$22,873	$25,154	$21,206
7/31/2022	$25,543	$28,173	$23,161
8/31/2022	$23,923	$26,861	$22,217
9/30/2022	$21,516	$24,249	$20,170
10/31/2022	$22,394	$25,667	$21,804
11/30/2022	$24,320	$26,836	$23,022
12/31/2022	$23,142	$24,782	$21,696
1/31/2023	$25,007	$26,847	$23,059
2/28/2023	$24,791	$26,528	$22,496
3/31/2023	$26,211	$28,342	$23,322
4/30/2023	$26,507	$28,621	$23,686
5/31/2023	$27,376	$29,926	$23,789
6/30/2023	$29,164	$31,972	$25,361
7/31/2023	$30,107	$33,050	$26,176
8/31/2023	$29,544	$32,753	$25,759
9/30/2023	$27,774	$30,972	$24,531
10/31/2023	$27,240	$30,531	$24,015
11/30/2023	$30,370	$33,859	$26,208
12/31/2023	$31,992	$35,358	$27,399
1/31/2024	$33,125	$36,240	$27,859
2/29/2024	$35,171	$38,713	$29,347
3/31/2024	$36,182	$39,394	$30,291
4/30/2024	$34,255	$37,723	$29,054
5/31/2024	$36,152	$39,981	$30,494
6/30/2024	$37,768	$42,677	$31,589
7/31/2024	$37,478	$41,951	$31,973
8/31/2024	$38,596	$42,825	$32,749
9/30/2024	$39,733	$44,038	$33,448
10/31/2024	$39,697	$43,893	$33,145
11/30/2024	$41,848	$46,740	$35,090
12/31/2024	$41,014	$47,152	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	28.20%	14.35%	15.16%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 631,507,757
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 6,417,187
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$631,507,757 # of Portfolio Holdings38 Total Advisory Fees Paid$6,417,187 Portfolio Turnover Rate36%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	2.4%
Consumer, Cyclical	5.2%
Industrial	5.2%
Financial	8.8%
Consumer, Non-Cyclical	14.3%
Communications	25.3%
Technology	38.9%

Material Fund Change [Text Block]
C000078093
Shareholder Report [Line Items]
Fund Name			Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.78%

Expenses Paid, Amount			$ 90
Expense Ratio, Percent			0.78%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The timing of the portfolio’s overweight position in shares of Nvidia contributed positively to performance as the stock price increased in 2024 due to strong customer demand for AI technology.

+ Security selection in the consumer non-cyclical sector contributed to relative returns, primarily due to positioning (relative to the benchmark index, the Russell 1000 Growth Index) in health care-related names UnitedHealth (underweight) and Merck (not owning).

+ An overweight  in Spotify Technology added to performance, as the audio streaming company saw continued growth in monthly active users and implemented price increases.

Top detractors from performance:

- Security selection within the technology sector detracted from relative returns, led by an underweight to Broadcom, as the company delivered strong earnings per share results led by stronger-than-expected semiconductor solutions revenues driven by generative AI spending on networking products and custom AI engines.

- The  off-benchmark position in semi-conductor company ASML detracted as management guided third-quarter revenue below analyst expectations, citing a weakening macro environment and the potential for further export controls to China.

- An overweight in CoStar Group detracted as the stock underperformed due to ongoing concerns over commercial real estate and a decline in core bookings.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Growth (Class I)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,802	$9,847	$9,700
2/28/2015	$10,480	$10,503	$10,257
3/31/2015	$10,353	$10,384	$10,095
4/30/2015	$10,292	$10,436	$10,192
5/31/2015	$10,475	$10,583	$10,323
6/30/2015	$10,378	$10,396	$10,123
7/31/2015	$10,855	$10,749	$10,335
8/31/2015	$10,209	$10,096	$9,712
9/30/2015	$9,893	$9,846	$9,471
10/31/2015	$10,732	$10,694	$10,270
11/30/2015	$10,850	$10,724	$10,301
12/31/2015	$10,746	$10,567	$10,138
1/31/2016	$10,192	$9,977	$9,635
2/29/2016	$9,997	$9,973	$9,622
3/31/2016	$10,563	$10,645	$10,275
4/30/2016	$10,512	$10,548	$10,315
5/31/2016	$10,833	$10,753	$10,500
6/30/2016	$10,738	$10,711	$10,527
7/31/2016	$11,268	$11,216	$10,915
8/31/2016	$11,177	$11,160	$10,931
9/30/2016	$11,190	$11,201	$10,933
10/31/2016	$10,987	$10,938	$10,733
11/30/2016	$10,928	$11,176	$11,131
12/31/2016	$10,984	$11,314	$11,351
1/31/2017	$11,439	$11,696	$11,566
2/28/2017	$11,890	$12,182	$12,025
3/31/2017	$12,058	$12,322	$12,039
4/30/2017	$12,445	$12,604	$12,163
5/31/2017	$12,990	$12,932	$12,334
6/30/2017	$12,903	$12,898	$12,411
7/31/2017	$13,324	$13,241	$12,666
8/31/2017	$13,511	$13,483	$12,705
9/30/2017	$13,567	$13,659	$12,967
10/31/2017	$14,165	$14,188	$13,270
11/30/2017	$14,408	$14,619	$13,677
12/31/2017	$14,460	$14,733	$13,829
1/31/2018	$15,781	$15,776	$14,621
2/28/2018	$15,512	$15,363	$14,082
3/31/2018	$15,212	$14,941	$13,724
4/30/2018	$15,307	$14,994	$13,777
5/31/2018	$15,974	$15,651	$14,108
6/30/2018	$16,219	$15,801	$14,195
7/31/2018	$16,519	$16,265	$14,724
8/31/2018	$17,278	$17,155	$15,203
9/30/2018	$17,552	$17,251	$15,290
10/31/2018	$15,850	$15,708	$14,245
11/30/2018	$16,084	$15,875	$14,535
12/31/2018	$14,807	$14,510	$13,223
1/31/2019	$16,125	$15,814	$14,282
2/28/2019	$16,884	$16,380	$14,741
3/31/2019	$17,478	$16,846	$15,027
4/30/2019	$18,270	$17,607	$15,636
5/31/2019	$17,479	$16,495	$14,642
6/30/2019	$18,636	$17,628	$15,674
7/31/2019	$18,992	$18,026	$15,899
8/31/2019	$19,059	$17,888	$15,648
9/30/2019	$18,836	$17,890	$15,940
10/31/2019	$19,143	$18,394	$16,286
11/30/2019	$19,926	$19,210	$16,877
12/31/2019	$20,454	$19,790	$17,386
1/31/2020	$21,193	$20,232	$17,379
2/29/2020	$19,891	$18,854	$15,949
3/31/2020	$17,930	$17,000	$13,979
4/30/2020	$20,344	$19,515	$15,771
5/31/2020	$21,668	$20,825	$16,522
6/30/2020	$22,449	$21,732	$16,850
7/31/2020	$24,051	$23,404	$17,801
8/31/2020	$25,978	$25,819	$19,080
9/30/2020	$24,931	$24,604	$18,355
10/31/2020	$24,029	$23,769	$17,867
11/30/2020	$26,005	$26,203	$19,823
12/31/2020	$26,909	$27,408	$20,585
1/31/2021	$26,366	$27,205	$20,377
2/28/2021	$26,715	$27,199	$20,939
3/31/2021	$26,991	$27,666	$21,856
4/30/2021	$29,075	$29,548	$23,022
5/31/2021	$28,783	$29,140	$23,183
6/30/2021	$30,365	$30,968	$23,724
7/31/2021	$31,461	$31,988	$24,288
8/31/2021	$32,652	$33,184	$25,026
9/30/2021	$30,737	$31,326	$23,863
10/31/2021	$32,990	$34,039	$25,534
11/30/2021	$32,676	$34,247	$25,357
12/31/2021	$33,212	$34,971	$26,494
1/31/2022	$30,010	$31,970	$25,123
2/28/2022	$28,386	$30,612	$24,371
3/31/2022	$29,118	$31,809	$25,276
4/30/2022	$25,667	$27,968	$23,071
5/31/2022	$25,354	$27,318	$23,114
6/30/2022	$23,469	$25,154	$21,206
7/31/2022	$25,981	$28,173	$23,161
8/31/2022	$24,446	$26,861	$22,217
9/30/2022	$22,011	$24,249	$20,170
10/31/2022	$23,052	$25,667	$21,804
11/30/2022	$24,349	$26,836	$23,022
12/31/2022	$22,846	$24,782	$21,696
1/31/2023	$24,614	$26,847	$23,059
2/28/2023	$23,723	$26,528	$22,496
3/31/2023	$25,270	$28,342	$23,322
4/30/2023	$25,686	$28,621	$23,686
5/31/2023	$26,658	$29,926	$23,789
6/30/2023	$28,284	$31,972	$25,361
7/31/2023	$28,948	$33,050	$26,176
8/31/2023	$29,028	$32,753	$25,759
9/30/2023	$27,468	$30,972	$24,531
10/31/2023	$27,256	$30,531	$24,015
11/30/2023	$29,930	$33,859	$26,208
12/31/2023	$30,966	$35,358	$27,399
1/31/2024	$32,366	$36,240	$27,859
2/29/2024	$35,132	$38,713	$29,347
3/31/2024	$36,048	$39,394	$30,291
4/30/2024	$34,390	$37,723	$29,054
5/31/2024	$36,545	$39,981	$30,494
6/30/2024	$38,527	$42,677	$31,589
7/31/2024	$37,911	$41,951	$31,973
8/31/2024	$38,407	$42,825	$32,749
9/30/2024	$39,004	$44,038	$33,448
10/31/2024	$38,748	$43,893	$33,145
11/30/2024	$41,170	$46,740	$35,090
12/31/2024	$40,819	$47,152	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	31.82%	14.82%	15.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,744,256,652
Holdings Count | Holding			70
Advisory Fees Paid, Amount			$ 9,072,851
InvestmentCompanyPortfolioTurnover			43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,744,256,652 # of Portfolio Holdings70 Total Advisory Fees Paid$9,072,851 Portfolio Turnover Rate43%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	3.1%
Consumer, Cyclical	6.6%
Industrial	8.2%
Financial	10.2%
Consumer, Non-Cyclical	10.7%
Communications	21.1%
Technology	40.2%

Material Fund Change [Text Block]
C000098964
Shareholder Report [Line Items]
Fund Name			Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$67	0.58%

Expenses Paid, Amount			$ 67
Expense Ratio, Percent			0.58%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The timing of the portfolio’s overweight position in shares of Nvidia contributed positively to performance as the stock price increased in 2024 due to strong customer demand for AI technology.

+ Security selection in the consumer non-cyclical sector contributed to relative returns, primarily due to positioning (relative to the benchmark index, the Russell 1000 Growth Index) in health care-related names UnitedHealth (underweight) and Merck (not owning).

+ An overweight  in Spotify Technology added to performance, as the audio streaming company saw continued growth in monthly active users and implemented price increases.

Top detractors from performance:

- Security selection within the technology sector detracted from relative returns, led by an underweight to Broadcom, as the company delivered strong earnings per share results led by stronger-than-expected semiconductor solutions revenues driven by generative AI spending on networking products and custom AI engines.

- The  off-benchmark position in semi-conductor company ASML detracted as management guided third-quarter revenue below analyst expectations, citing a weakening macro environment and the potential for further export controls to China.

- An overweight in CoStar Group detracted as the stock underperformed due to ongoing concerns over commercial real estate and a decline in core bookings.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Growth (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,804	$9,847	$9,700
2/28/2015	$10,483	$10,503	$10,257
3/31/2015	$10,358	$10,384	$10,095
4/30/2015	$10,298	$10,436	$10,192
5/31/2015	$10,484	$10,583	$10,323
6/30/2015	$10,388	$10,396	$10,123
7/31/2015	$10,868	$10,749	$10,335
8/31/2015	$10,223	$10,096	$9,712
9/30/2015	$9,907	$9,846	$9,471
10/31/2015	$10,750	$10,694	$10,270
11/30/2015	$10,870	$10,724	$10,301
12/31/2015	$10,768	$10,567	$10,138
1/31/2016	$10,214	$9,977	$9,635
2/29/2016	$10,020	$9,973	$9,622
3/31/2016	$10,590	$10,645	$10,275
4/30/2016	$10,540	$10,548	$10,315
5/31/2016	$10,864	$10,753	$10,500
6/30/2016	$10,770	$10,711	$10,527
7/31/2016	$11,304	$11,216	$10,915
8/31/2016	$11,214	$11,160	$10,931
9/30/2016	$11,229	$11,201	$10,933
10/31/2016	$11,028	$10,938	$10,733
11/30/2016	$10,970	$11,176	$11,131
12/31/2016	$11,028	$11,314	$11,351
1/31/2017	$11,487	$11,696	$11,566
2/28/2017	$11,941	$12,182	$12,025
3/31/2017	$12,112	$12,322	$12,039
4/30/2017	$12,502	$12,604	$12,163
5/31/2017	$13,052	$12,932	$12,334
6/30/2017	$12,968	$12,898	$12,411
7/31/2017	$13,393	$13,241	$12,666
8/31/2017	$13,582	$13,483	$12,705
9/30/2017	$13,641	$13,659	$12,967
10/31/2017	$14,245	$14,188	$13,270
11/30/2017	$14,492	$14,619	$13,677
12/31/2017	$14,546	$14,733	$13,829
1/31/2018	$15,878	$15,776	$14,621
2/28/2018	$15,610	$15,363	$14,082
3/31/2018	$15,310	$14,941	$13,724
4/30/2018	$15,409	$14,994	$13,777
5/31/2018	$16,083	$15,651	$14,108
6/30/2018	$16,332	$15,801	$14,195
7/31/2018	$16,637	$16,265	$14,724
8/31/2018	$17,405	$17,155	$15,203
9/30/2018	$17,683	$17,251	$15,290
10/31/2018	$15,971	$15,708	$14,245
11/30/2018	$16,210	$15,875	$14,535
12/31/2018	$14,925	$14,510	$13,223
1/31/2019	$16,256	$15,814	$14,282
2/28/2019	$17,024	$16,380	$14,741
3/31/2019	$17,626	$16,846	$15,027
4/30/2019	$18,428	$17,607	$15,636
5/31/2019	$17,633	$16,495	$14,642
6/30/2019	$18,803	$17,628	$15,674
7/31/2019	$19,166	$18,026	$15,899
8/31/2019	$19,237	$17,888	$15,648
9/30/2019	$19,015	$17,890	$15,940
10/31/2019	$19,328	$18,394	$16,286
11/30/2019	$20,122	$19,210	$16,877
12/31/2019	$20,658	$19,790	$17,386
1/31/2020	$21,408	$20,232	$17,379
2/29/2020	$20,096	$18,854	$15,949
3/31/2020	$18,119	$17,000	$13,979
4/30/2020	$20,561	$19,515	$15,771
5/31/2020	$21,903	$20,825	$16,522
6/30/2020	$22,696	$21,732	$16,850
7/31/2020	$24,320	$23,404	$17,801
8/31/2020	$26,273	$25,819	$19,080
9/30/2020	$25,218	$24,604	$18,355
10/31/2020	$24,310	$23,769	$17,867
11/30/2020	$26,314	$26,203	$19,823
12/31/2020	$27,232	$27,408	$20,585
1/31/2021	$26,688	$27,205	$20,377
2/28/2021	$27,045	$27,199	$20,939
3/31/2021	$27,329	$27,666	$21,856
4/30/2021	$29,444	$29,548	$23,022
5/31/2021	$29,153	$29,140	$23,183
6/30/2021	$30,761	$30,968	$23,724
7/31/2021	$31,876	$31,988	$24,288
8/31/2021	$33,088	$33,184	$25,026
9/30/2021	$31,153	$31,326	$23,863
10/31/2021	$33,443	$34,039	$25,534
11/30/2021	$33,129	$34,247	$25,357
12/31/2021	$33,678	$34,971	$26,494
1/31/2022	$30,437	$31,970	$25,123
2/28/2022	$28,795	$30,612	$24,371
3/31/2022	$29,541	$31,809	$25,276
4/30/2022	$26,045	$27,968	$23,071
5/31/2022	$25,732	$27,318	$23,114
6/30/2022	$23,822	$25,154	$21,206
7/31/2022	$26,377	$28,173	$23,161
8/31/2022	$24,823	$26,861	$22,217
9/30/2022	$22,354	$24,249	$20,170
10/31/2022	$23,414	$25,667	$21,804
11/30/2022	$24,737	$26,836	$23,022
12/31/2022	$23,213	$24,782	$21,696
1/31/2023	$25,014	$26,847	$23,059
2/28/2023	$24,112	$26,528	$22,496
3/31/2023	$25,689	$28,342	$23,322
4/30/2023	$26,117	$28,621	$23,686
5/31/2023	$27,109	$29,926	$23,789
6/30/2023	$28,767	$31,972	$25,361
7/31/2023	$29,447	$33,050	$26,176
8/31/2023	$29,534	$32,753	$25,759
9/30/2023	$27,951	$30,972	$24,531
10/31/2023	$27,740	$30,531	$24,015
11/30/2023	$30,467	$33,859	$26,208
12/31/2023	$31,527	$35,358	$27,399
1/31/2024	$32,958	$36,240	$27,859
2/29/2024	$35,780	$38,713	$29,347
3/31/2024	$36,719	$39,394	$30,291
4/30/2024	$35,036	$37,723	$29,054
5/31/2024	$37,237	$39,981	$30,494
6/30/2024	$39,264	$42,677	$31,589
7/31/2024	$38,642	$41,951	$31,973
8/31/2024	$39,155	$42,825	$32,749
9/30/2024	$39,770	$44,038	$33,448
10/31/2024	$39,516	$43,893	$33,145
11/30/2024	$41,993	$46,740	$35,090
12/31/2024	$41,642	$47,152	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	32.08%	15.05%	15.33%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,744,256,652
Holdings Count | Holding			70
Advisory Fees Paid, Amount			$ 9,072,851
InvestmentCompanyPortfolioTurnover			43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,744,256,652 # of Portfolio Holdings70 Total Advisory Fees Paid$9,072,851 Portfolio Turnover Rate43%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	3.1%
Consumer, Cyclical	6.6%
Industrial	8.2%
Financial	10.2%
Consumer, Non-Cyclical	10.7%
Communications	21.1%
Technology	40.2%

Material Fund Change [Text Block]
C000226479
Shareholder Report [Line Items]
Fund Name			Hedged Equity Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.86%

Expenses Paid, Amount			$ 94
Expense Ratio, Percent			0.86%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Fund’s underweight (relative to the benchmark index) in Intel was a key contributor to performance as the company’s stock performance was impacted by a series of financial challenges and strategic shifts.

+ An overweight in technology company Nvidia contributed to performance as the stock performance has been robust, driven by record revenues and significant year-on-year and quarter-on-quarter growth.

Top detractors from performance:

- An overweight in NXP Semiconductors detracted from performance as the company experienced a mixed stock performance, with notable fluctuations due to varying financial results.

- An underweight in Walmart detracted from performance due to a positive stock performance marked by consistent financial growth and strategic advancements.

- An underweight in Broadcom detracted from performance  as the company’s stock performance was marked by strong growth driven by sizable demand for AI-related products and the successful integration of VMware.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Hedged Equity (Class I)	S&P 500® Index
4/30/2021	$10,000	$10,000
4/30/2021	$10,000	$10,000
5/31/2021	$10,056	$10,070
6/30/2021	$10,154	$10,305
7/31/2021	$10,257	$10,550
8/31/2021	$10,373	$10,870
9/30/2021	$10,128	$10,365
10/31/2021	$10,411	$11,091
11/30/2021	$10,369	$11,014
12/31/2021	$10,537	$11,508
1/31/2022	$10,355	$10,912
2/28/2022	$10,151	$10,586
3/31/2022	$10,096	$10,979
4/30/2022	$9,562	$10,021
5/31/2022	$9,629	$10,040
6/30/2022	$9,552	$9,211
7/31/2022	$9,989	$10,060
8/31/2022	$9,824	$9,650
9/30/2022	$9,095	$8,761
10/31/2022	$9,349	$9,471
11/30/2022	$9,911	$10,000
12/31/2022	$9,700	$9,424
1/31/2023	$10,092	$10,016
2/28/2023	$9,998	$9,771
3/31/2023	$10,350	$10,130
4/30/2023	$10,506	$10,288
5/31/2023	$10,582	$10,333
6/30/2023	$10,956	$11,016
7/31/2023	$11,193	$11,370
8/31/2023	$11,143	$11,189
9/30/2023	$10,636	$10,655
10/31/2023	$10,518	$10,431
11/30/2023	$11,108	$11,384
12/31/2023	$11,221	$11,901
1/31/2024	$11,372	$12,101
2/29/2024	$11,749	$12,747
3/31/2024	$11,863	$13,157
4/30/2024	$11,562	$12,620
5/31/2024	$11,989	$13,246
6/30/2024	$12,416	$13,721
7/31/2024	$12,488	$13,888
8/31/2024	$12,779	$14,225
9/30/2024	$13,048	$14,529
10/31/2024	$13,014	$14,397
11/30/2024	$13,468	$15,242
12/31/2024	$13,227	$14,879

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception April 30, 2021
Class I	17.87%	7.91%
S&P 500® Index	25.02%	11.42%

Performance Inception Date			Apr. 30, 2021
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 427,622,266
Holdings Count | Holding			164
Advisory Fees Paid, Amount			$ 2,137,528
InvestmentCompanyPortfolioTurnover			34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$427,622,266 # of Portfolio Holdings164 Total Advisory Fees Paid$2,137,528 Portfolio Turnover Rate34%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.0%
Derivatives	(0.1%)
Others (each less than 3.0%)	4.0%
Energy	3.1%
Industrial	7.4%
Consumer, Cyclical	8.6%
Consumer, Non-Cyclical	14.1%
Communications	14.6%
Financial	14.7%
Technology	31.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Technology Sector Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000226478
Shareholder Report [Line Items]
Fund Name			Hedged Equity Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.66%

Expenses Paid, Amount			$ 72
Expense Ratio, Percent			0.66%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Fund’s underweight (relative to the benchmark index) in Intel was a key contributor to performance as the company’s stock performance was impacted by a series of financial challenges and strategic shifts.

+ An overweight in technology company Nvidia contributed to performance as the stock performance has been robust, driven by record revenues and significant year-on-year and quarter-on-quarter growth.

Top detractors from performance:

- An overweight in NXP Semiconductors detracted from performance as the company experienced a mixed stock performance, with notable fluctuations due to varying financial results.

- An underweight in Walmart detracted from performance due to a positive stock performance marked by consistent financial growth and strategic advancements.

- An underweight in Broadcom detracted from performance  as the company’s stock performance was marked by strong growth driven by sizable demand for AI-related products and the successful integration of VMware.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Hedged Equity (Class P)	S&P 500® Index
4/30/2021	$10,000	$10,000
4/30/2021	$10,000	$10,000
5/31/2021	$10,058	$10,070
6/30/2021	$10,158	$10,305
7/31/2021	$10,262	$10,550
8/31/2021	$10,380	$10,870
9/30/2021	$10,136	$10,365
10/31/2021	$10,422	$11,091
11/30/2021	$10,381	$11,014
12/31/2021	$10,551	$11,508
1/31/2022	$10,371	$10,912
2/28/2022	$10,168	$10,586
3/31/2022	$10,114	$10,979
4/30/2022	$9,581	$10,021
5/31/2022	$9,650	$10,040
6/30/2022	$9,575	$9,211
7/31/2022	$10,014	$10,060
8/31/2022	$9,851	$9,650
9/30/2022	$9,121	$8,761
10/31/2022	$9,377	$9,471
11/30/2022	$9,943	$10,000
12/31/2022	$9,732	$9,424
1/31/2023	$10,127	$10,016
2/28/2023	$10,035	$9,771
3/31/2023	$10,390	$10,130
4/30/2023	$10,548	$10,288
5/31/2023	$10,626	$10,333
6/30/2023	$11,004	$11,016
7/31/2023	$11,244	$11,370
8/31/2023	$11,196	$11,189
9/30/2023	$10,687	$10,655
10/31/2023	$10,571	$10,431
11/30/2023	$11,166	$11,384
12/31/2023	$11,281	$11,901
1/31/2024	$11,435	$12,101
2/29/2024	$11,816	$12,747
3/31/2024	$11,933	$13,157
4/30/2024	$11,632	$12,620
5/31/2024	$12,064	$13,246
6/30/2024	$12,495	$13,721
7/31/2024	$12,569	$13,888
8/31/2024	$12,865	$14,225
9/30/2024	$13,138	$14,529
10/31/2024	$13,105	$14,397
11/30/2024	$13,565	$15,242
12/31/2024	$13,324	$14,879

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception April 30, 2021
Class P	18.11%	8.13%
S&P 500® Index	25.02%	11.42%

Performance Inception Date			Apr. 30, 2021
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 427,622,266
Holdings Count | Holding			164
Advisory Fees Paid, Amount			$ 2,137,528
InvestmentCompanyPortfolioTurnover			34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$427,622,266 # of Portfolio Holdings164 Total Advisory Fees Paid$2,137,528 Portfolio Turnover Rate34%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.0%
Derivatives	(0.1%)
Others (each less than 3.0%)	4.0%
Energy	3.1%
Industrial	7.4%
Consumer, Cyclical	8.6%
Consumer, Non-Cyclical	14.1%
Communications	14.6%
Financial	14.7%
Technology	31.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Technology Sector Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078077
Shareholder Report [Line Items]
Fund Name			Large-Cap Core Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.68%

Expenses Paid, Amount			$ 76
Expense Ratio, Percent			0.68%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight allocation (relative to the benchmark index) in technology company Nvidia was a key contributor to the Fund’s performance as the company’s stock performance was driven by record revenues and significant year-on-year and quarter-on-quarter growth.

+ An overweight in financial company Wells Fargo contributed to performance as the company was positively influenced by investor optimism around deregulation, along with an increase in net income and earnings per share.

+ An overweight in Howmet Aerospace contributed to performance  as the stock performance for the aerospace company was driven by stronger-than-expected quarterly earnings and multiple counts of raised guidance throughout the year.

Top detractors from performance:

- An underweight in technology company Broadcom detracted from performance as its stock price increased as a result of strong growth driven by sizable demand for AI-related products and the successful integration of VMware.

- An overweight in Regeneron Pharmaceuticals detracted from performance as the pharmaceuticals company experienced volatile stock performance and overall decline due to competitive pressures and legal challenges.

- An overweight in Dutch semiconductor company NXP Semiconductors detracted from performance due to varying financial results, weaknesses in key markets and broader market challenges.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Core (Class I)	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,667	$9,700
2/28/2015	$10,302	$10,257
3/31/2015	$10,166	$10,095
4/30/2015	$10,227	$10,192
5/31/2015	$10,383	$10,323
6/30/2015	$10,239	$10,123
7/31/2015	$10,556	$10,335
8/31/2015	$9,964	$9,712
9/30/2015	$9,671	$9,471
10/31/2015	$10,456	$10,270
11/30/2015	$10,505	$10,301
12/31/2015	$10,335	$10,138
1/31/2016	$9,824	$9,635
2/29/2016	$9,816	$9,622
3/31/2016	$10,444	$10,275
4/30/2016	$10,525	$10,315
5/31/2016	$10,718	$10,500
6/30/2016	$10,821	$10,527
7/31/2016	$11,145	$10,915
8/31/2016	$11,112	$10,931
9/30/2016	$11,081	$10,933
10/31/2016	$10,899	$10,733
11/30/2016	$11,303	$11,131
12/31/2016	$11,558	$11,351
1/31/2017	$11,751	$11,566
2/28/2017	$12,214	$12,025
3/31/2017	$12,243	$12,039
4/30/2017	$12,393	$12,163
5/31/2017	$12,610	$12,334
6/30/2017	$12,670	$12,411
7/31/2017	$12,900	$12,666
8/31/2017	$12,972	$12,705
9/30/2017	$13,254	$12,967
10/31/2017	$13,142	$13,270
11/30/2017	$13,421	$13,677
12/31/2017	$13,532	$13,829
1/31/2018	$14,130	$14,621
2/28/2018	$13,497	$14,082
3/31/2018	$13,104	$13,724
4/30/2018	$13,076	$13,777
5/31/2018	$13,403	$14,108
6/30/2018	$13,529	$14,195
7/31/2018	$13,956	$14,724
8/31/2018	$14,424	$15,203
9/30/2018	$14,469	$15,290
10/31/2018	$13,528	$14,245
11/30/2018	$13,833	$14,535
12/31/2018	$12,484	$13,223
1/31/2019	$13,571	$14,282
2/28/2019	$14,042	$14,741
3/31/2019	$14,300	$15,027
4/30/2019	$15,055	$15,636
5/31/2019	$14,179	$14,642
6/30/2019	$15,142	$15,674
7/31/2019	$15,383	$15,899
8/31/2019	$15,182	$15,648
9/30/2019	$15,275	$15,940
10/31/2019	$15,532	$16,286
11/30/2019	$15,999	$16,877
12/31/2019	$16,496	$17,386
1/31/2020	$16,493	$17,379
2/29/2020	$15,197	$15,949
3/31/2020	$13,123	$13,979
4/30/2020	$14,858	$15,771
5/31/2020	$15,350	$16,522
6/30/2020	$15,561	$16,850
7/31/2020	$16,617	$17,801
8/31/2020	$17,685	$19,080
9/30/2020	$17,038	$18,355
10/31/2020	$16,615	$17,867
11/30/2020	$18,227	$19,823
12/31/2020	$18,794	$20,585
1/31/2021	$18,760	$20,377
2/28/2021	$19,236	$20,939
3/31/2021	$20,291	$21,856
4/30/2021	$21,393	$23,022
5/31/2021	$21,512	$23,183
6/30/2021	$21,842	$23,724
7/31/2021	$22,246	$24,288
8/31/2021	$22,790	$25,026
9/30/2021	$21,837	$23,863
10/31/2021	$23,343	$25,534
11/30/2021	$23,093	$25,357
12/31/2021	$24,012	$26,494
1/31/2022	$22,582	$25,123
2/28/2022	$22,169	$24,371
3/31/2022	$22,550	$25,276
4/30/2022	$20,464	$23,071
5/31/2022	$20,365	$23,114
6/30/2022	$18,774	$21,206
7/31/2022	$20,474	$23,161
8/31/2022	$19,673	$22,217
9/30/2022	$17,946	$20,170
10/31/2022	$19,124	$21,804
11/30/2022	$20,328	$23,022
12/31/2022	$19,062	$21,696
1/31/2023	$20,258	$23,059
2/28/2023	$19,881	$22,496
3/31/2023	$20,503	$23,322
4/30/2023	$20,748	$23,686
5/31/2023	$21,005	$23,789
6/30/2023	$22,250	$25,361
7/31/2023	$23,022	$26,176
8/31/2023	$22,694	$25,759
9/30/2023	$21,603	$24,531
10/31/2023	$21,229	$24,015
11/30/2023	$23,077	$26,208
12/31/2023	$24,220	$27,399
1/31/2024	$24,556	$27,859
2/29/2024	$26,022	$29,347
3/31/2024	$26,926	$30,291
4/30/2024	$25,808	$29,054
5/31/2024	$27,138	$30,494
6/30/2024	$28,080	$31,589
7/31/2024	$28,515	$31,973
8/31/2024	$29,050	$32,749
9/30/2024	$29,695	$33,448
10/31/2024	$29,546	$33,145
11/30/2024	$31,204	$35,090
12/31/2024	$30,024	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	23.96%	12.72%	11.62%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 2,613,657,005
Holdings Count | Holding			51
Advisory Fees Paid, Amount			$ 11,037,205
InvestmentCompanyPortfolioTurnover			63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$2,613,657,005 # of Portfolio Holdings51 Total Advisory Fees Paid$11,037,205 Portfolio Turnover Rate63%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.3%
Utilities	3.6%
Energy	4.8%
Consumer, Cyclical	7.6%
Communications	11.2%
Consumer, Non-Cyclical	11.3%
Industrial	11.7%
Financial	15.0%
Technology	34.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Technology Sector Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098949
Shareholder Report [Line Items]
Fund Name			Large-Cap Core Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$54	0.48%

Expenses Paid, Amount			$ 54
Expense Ratio, Percent			0.48%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight allocation (relative to the benchmark index) in technology company Nvidia was a key contributor to the Fund’s performance as the company’s stock performance was driven by record revenues and significant year-on-year and quarter-on-quarter growth.

+ An overweight in financial company Wells Fargo contributed to performance as the company was positively influenced by investor optimism around deregulation, along with an increase in net income and earnings per share.

+ An overweight in Howmet Aerospace contributed to performance  as the stock performance for the aerospace company was driven by stronger-than-expected quarterly earnings and multiple counts of raised guidance throughout the year.

Top detractors from performance:

- An underweight in technology company Broadcom detracted from performance as its stock price increased as a result of strong growth driven by sizable demand for AI-related products and the successful integration of VMware.

- An overweight in Regeneron Pharmaceuticals detracted from performance as the pharmaceuticals company experienced volatile stock performance and overall decline due to competitive pressures and legal challenges.

- An overweight in Dutch semiconductor company NXP Semiconductors detracted from performance due to varying financial results, weaknesses in key markets and broader market challenges.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Core (Class P)	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,669	$9,700
2/28/2015	$10,305	$10,257
3/31/2015	$10,171	$10,095
4/30/2015	$10,234	$10,192
5/31/2015	$10,391	$10,323
6/30/2015	$10,249	$10,123
7/31/2015	$10,568	$10,335
8/31/2015	$9,977	$9,712
9/30/2015	$9,686	$9,471
10/31/2015	$10,474	$10,270
11/30/2015	$10,524	$10,301
12/31/2015	$10,356	$10,138
1/31/2016	$9,845	$9,635
2/29/2016	$9,839	$9,622
3/31/2016	$10,470	$10,275
4/30/2016	$10,553	$10,315
5/31/2016	$10,748	$10,500
6/30/2016	$10,854	$10,527
7/31/2016	$11,180	$10,915
8/31/2016	$11,149	$10,931
9/30/2016	$11,120	$10,933
10/31/2016	$10,939	$10,733
11/30/2016	$11,346	$11,131
12/31/2016	$11,604	$11,351
1/31/2017	$11,800	$11,566
2/28/2017	$12,267	$12,025
3/31/2017	$12,298	$12,039
4/30/2017	$12,450	$12,163
5/31/2017	$12,670	$12,334
6/30/2017	$12,733	$12,411
7/31/2017	$12,966	$12,666
8/31/2017	$13,041	$12,705
9/30/2017	$13,327	$12,967
10/31/2017	$13,216	$13,270
11/30/2017	$13,499	$13,677
12/31/2017	$13,613	$13,829
1/31/2018	$14,217	$14,621
2/28/2018	$13,582	$14,082
3/31/2018	$13,189	$13,724
4/30/2018	$13,163	$13,777
5/31/2018	$13,494	$14,108
6/30/2018	$13,624	$14,195
7/31/2018	$14,055	$14,724
8/31/2018	$14,529	$15,203
9/30/2018	$14,577	$15,290
10/31/2018	$13,632	$14,245
11/30/2018	$13,941	$14,535
12/31/2018	$12,584	$13,223
1/31/2019	$13,682	$14,282
2/28/2019	$14,158	$14,741
3/31/2019	$14,421	$15,027
4/30/2019	$15,185	$15,636
5/31/2019	$14,304	$14,642
6/30/2019	$15,278	$15,674
7/31/2019	$15,524	$15,899
8/31/2019	$15,323	$15,648
9/30/2019	$15,420	$15,940
10/31/2019	$15,682	$16,286
11/30/2019	$16,156	$16,877
12/31/2019	$16,660	$17,386
1/31/2020	$16,661	$17,379
2/29/2020	$15,353	$15,949
3/31/2020	$13,261	$13,979
4/30/2020	$15,016	$15,771
5/31/2020	$15,516	$16,522
6/30/2020	$15,732	$16,850
7/31/2020	$16,802	$17,801
8/31/2020	$17,885	$19,080
9/30/2020	$17,234	$18,355
10/31/2020	$16,809	$17,867
11/30/2020	$18,442	$19,823
12/31/2020	$19,020	$20,585
1/31/2021	$18,988	$20,377
2/28/2021	$19,473	$20,939
3/31/2021	$20,544	$21,856
4/30/2021	$21,664	$23,022
5/31/2021	$21,788	$23,183
6/30/2021	$22,126	$23,724
7/31/2021	$22,539	$24,288
8/31/2021	$23,094	$25,026
9/30/2021	$22,133	$23,863
10/31/2021	$23,663	$25,534
11/30/2021	$23,413	$25,357
12/31/2021	$24,349	$26,494
1/31/2022	$22,902	$25,123
2/28/2022	$22,488	$24,371
3/31/2022	$22,878	$25,276
4/30/2022	$20,765	$23,071
5/31/2022	$20,667	$23,114
6/30/2022	$19,056	$21,206
7/31/2022	$20,785	$23,161
8/31/2022	$19,975	$22,217
9/30/2022	$18,225	$20,170
10/31/2022	$19,424	$21,804
11/30/2022	$20,651	$23,022
12/31/2022	$19,368	$21,696
1/31/2023	$20,587	$23,059
2/28/2023	$20,207	$22,496
3/31/2023	$20,842	$23,322
4/30/2023	$21,095	$23,686
5/31/2023	$21,360	$23,789
6/30/2023	$22,630	$25,361
7/31/2023	$23,419	$26,176
8/31/2023	$23,089	$25,759
9/30/2023	$21,982	$24,531
10/31/2023	$21,606	$24,015
11/30/2023	$23,490	$26,208
12/31/2023	$24,658	$27,399
1/31/2024	$25,005	$27,859
2/29/2024	$26,502	$29,347
3/31/2024	$27,427	$30,291
4/30/2024	$26,292	$29,054
5/31/2024	$27,652	$30,494
6/30/2024	$28,616	$31,589
7/31/2024	$29,065	$31,973
8/31/2024	$29,615	$32,749
9/30/2024	$30,278	$33,448
10/31/2024	$30,130	$33,145
11/30/2024	$31,827	$35,090
12/31/2024	$30,628	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	24.21%	12.95%	11.84%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 2,613,657,005
Holdings Count | Holding			51
Advisory Fees Paid, Amount			$ 11,037,205
InvestmentCompanyPortfolioTurnover			63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$2,613,657,005 # of Portfolio Holdings51 Total Advisory Fees Paid$11,037,205 Portfolio Turnover Rate63%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.3%
Utilities	3.6%
Energy	4.8%
Consumer, Cyclical	7.6%
Communications	11.2%
Consumer, Non-Cyclical	11.3%
Industrial	11.7%
Financial	15.0%
Technology	34.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Technology Sector Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078072
Shareholder Report [Line Items]
Fund Name			Large-Cap Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.86%

Expenses Paid, Amount			$ 99
Expense Ratio, Percent			0.86%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the information technology sector was a key contributor to performance for the year, with Nvidia leading the way as the chipmaker consistently reported strong financial results.

+ Taiwan Semiconductor Manufacturing Company, which is not in the benchmark index, the Russell 1000 Growth Index, helped performance as the chipmaker’s stock gained substantially driven by its strong position in the AI supply chain.

+ Apple Inc. helped performance as the shares of the personal electronics company rose with new products in various product categories.

Top detractors from performance:

- Not having a position in benchmark holding Broadcom was a key detractor as the stock for this chipmaker rose along with AI enthusiasm. Strong sales growth was also driven by Broadcom’s diverse semiconductor business.

- An overweight position in database company MongoDB hurt performance as the stock price fell due to the shrinking gap in capabilities between the Cloud companies and MongoDB.

- A lack of exposure to Tesla also hurt relative performance as the electric vehicle maker shares rose based on expectation that Tesla’s CEO Elon Musk will hold an influential position in the incoming U.S. administration.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Growth (Class I)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,800	$9,847	$9,700
2/28/2015	$10,461	$10,503	$10,257
3/31/2015	$10,349	$10,384	$10,095
4/30/2015	$10,476	$10,436	$10,192
5/31/2015	$10,681	$10,583	$10,323
6/30/2015	$10,589	$10,396	$10,123
7/31/2015	$11,040	$10,749	$10,335
8/31/2015	$10,283	$10,096	$9,712
9/30/2015	$9,819	$9,846	$9,471
10/31/2015	$10,654	$10,694	$10,270
11/30/2015	$10,784	$10,724	$10,301
12/31/2015	$10,609	$10,567	$10,138
1/31/2016	$9,769	$9,977	$9,635
2/29/2016	$9,529	$9,973	$9,622
3/31/2016	$10,070	$10,645	$10,275
4/30/2016	$9,988	$10,548	$10,315
5/31/2016	$10,358	$10,753	$10,500
6/30/2016	$10,162	$10,711	$10,527
7/31/2016	$10,733	$11,216	$10,915
8/31/2016	$10,790	$11,160	$10,931
9/30/2016	$10,969	$11,201	$10,933
10/31/2016	$10,712	$10,938	$10,733
11/30/2016	$10,588	$11,176	$11,131
12/31/2016	$10,663	$11,314	$11,351
1/31/2017	$11,135	$11,696	$11,566
2/28/2017	$11,605	$12,182	$12,025
3/31/2017	$11,745	$12,322	$12,039
4/30/2017	$12,107	$12,604	$12,163
5/31/2017	$12,447	$12,932	$12,334
6/30/2017	$12,528	$12,898	$12,411
7/31/2017	$13,084	$13,241	$12,666
8/31/2017	$13,234	$13,483	$12,705
9/30/2017	$13,248	$13,659	$12,967
10/31/2017	$13,897	$14,188	$13,270
11/30/2017	$14,176	$14,619	$13,677
12/31/2017	$14,255	$14,733	$13,829
1/31/2018	$15,750	$15,776	$14,621
2/28/2018	$15,422	$15,363	$14,082
3/31/2018	$15,061	$14,941	$13,724
4/30/2018	$15,346	$14,994	$13,777
5/31/2018	$15,977	$15,651	$14,108
6/30/2018	$16,303	$15,801	$14,195
7/31/2018	$16,497	$16,265	$14,724
8/31/2018	$17,179	$17,155	$15,203
9/30/2018	$17,255	$17,251	$15,290
10/31/2018	$15,439	$15,708	$14,245
11/30/2018	$15,876	$15,875	$14,535
12/31/2018	$14,524	$14,510	$13,223
1/31/2019	$15,959	$15,814	$14,282
2/28/2019	$16,503	$16,380	$14,741
3/31/2019	$16,989	$16,846	$15,027
4/30/2019	$17,743	$17,607	$15,636
5/31/2019	$16,879	$16,495	$14,642
6/30/2019	$17,985	$17,628	$15,674
7/31/2019	$18,073	$18,026	$15,899
8/31/2019	$17,938	$17,888	$15,648
9/30/2019	$17,544	$17,890	$15,940
10/31/2019	$17,855	$18,394	$16,286
11/30/2019	$18,784	$19,210	$16,877
12/31/2019	$19,222	$19,790	$17,386
1/31/2020	$19,897	$20,232	$17,379
2/29/2020	$18,849	$18,854	$15,949
3/31/2020	$16,944	$17,000	$13,979
4/30/2020	$19,472	$19,515	$15,771
5/31/2020	$20,997	$20,825	$16,522
6/30/2020	$21,842	$21,732	$16,850
7/31/2020	$23,156	$23,404	$17,801
8/31/2020	$25,179	$25,819	$19,080
9/30/2020	$24,203	$24,604	$18,355
10/31/2020	$23,442	$23,769	$17,867
11/30/2020	$25,542	$26,203	$19,823
12/31/2020	$26,593	$27,408	$20,585
1/31/2021	$26,034	$27,205	$20,377
2/28/2021	$26,565	$27,199	$20,939
3/31/2021	$26,595	$27,666	$21,856
4/30/2021	$28,603	$29,548	$23,022
5/31/2021	$28,215	$29,140	$23,183
6/30/2021	$30,000	$30,968	$23,724
7/31/2021	$31,023	$31,988	$24,288
8/31/2021	$32,032	$33,184	$25,026
9/30/2021	$30,125	$31,326	$23,863
10/31/2021	$32,090	$34,039	$25,534
11/30/2021	$31,636	$34,247	$25,357
12/31/2021	$31,983	$34,971	$26,494
1/31/2022	$28,367	$31,970	$25,123
2/28/2022	$26,934	$30,612	$24,371
3/31/2022	$27,583	$31,809	$25,276
4/30/2022	$23,761	$27,968	$23,071
5/31/2022	$23,234	$27,318	$23,114
6/30/2022	$21,182	$25,154	$21,206
7/31/2022	$23,837	$28,173	$23,161
8/31/2022	$22,074	$26,861	$22,217
9/30/2022	$19,645	$24,249	$20,170
10/31/2022	$20,438	$25,667	$21,804
11/30/2022	$21,627	$26,836	$23,022
12/31/2022	$19,862	$24,782	$21,696
1/31/2023	$22,052	$26,847	$23,059
2/28/2023	$21,543	$26,528	$22,496
3/31/2023	$23,230	$28,342	$23,322
4/30/2023	$23,300	$28,621	$23,686
5/31/2023	$24,385	$29,926	$23,789
6/30/2023	$26,045	$31,972	$25,361
7/31/2023	$26,989	$33,050	$26,176
8/31/2023	$26,829	$32,753	$25,759
9/30/2023	$25,350	$30,972	$24,531
10/31/2023	$24,819	$30,531	$24,015
11/30/2023	$27,502	$33,859	$26,208
12/31/2023	$28,823	$35,358	$27,399
1/31/2024	$30,001	$36,240	$27,859
2/29/2024	$32,664	$38,713	$29,347
3/31/2024	$33,450	$39,394	$30,291
4/30/2024	$31,975	$37,723	$29,054
5/31/2024	$33,771	$39,981	$30,494
6/30/2024	$35,609	$42,677	$31,589
7/31/2024	$34,959	$41,951	$31,973
8/31/2024	$36,029	$42,825	$32,749
9/30/2024	$36,798	$44,038	$33,448
10/31/2024	$36,425	$43,893	$33,145
11/30/2024	$38,086	$46,740	$35,090
12/31/2024	$37,461	$47,152	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	29.97%	14.28%	14.12%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,752,519,254
Holdings Count | Holding			118
Advisory Fees Paid, Amount			$ 10,541,946
InvestmentCompanyPortfolioTurnover			68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,752,519,254 # of Portfolio Holdings118 Total Advisory Fees Paid$10,541,946 Portfolio Turnover Rate68%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Others (each less than 3.0%)	2.7%
Consumer, Cyclical	3.8%
Industrial	5.8%
Financial	7.0%
Communications	18.9%
Consumer, Non-Cyclical	21.0%
Technology	39.9%

Material Fund Change [Text Block]
C000098945
Shareholder Report [Line Items]
Fund Name			Large-Cap Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$76	0.66%

Expenses Paid, Amount			$ 76
Expense Ratio, Percent			0.66%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the information technology sector was a key contributor to performance for the year, with Nvidia leading the way as the chipmaker consistently reported strong financial results.

+ Taiwan Semiconductor Manufacturing Company, which is not in the benchmark index, the Russell 1000 Growth Index, helped performance as the chipmaker’s stock gained substantially driven by its strong position in the AI supply chain.

+ Apple Inc. helped performance as the shares of the personal electronics company rose with new products in various product categories.

Top detractors from performance:

- Not having a position in benchmark holding Broadcom was a key detractor as the stock for this chipmaker rose along with AI enthusiasm. Strong sales growth was also driven by Broadcom’s diverse semiconductor business.

- An overweight position in database company MongoDB hurt performance as the stock price fell due to the shrinking gap in capabilities between the Cloud companies and MongoDB.

- A lack of exposure to Tesla also hurt relative performance as the electric vehicle maker shares rose based on expectation that Tesla’s CEO Elon Musk will hold an influential position in the incoming U.S. administration.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Growth (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,802	$9,847	$9,700
2/28/2015	$10,465	$10,503	$10,257
3/31/2015	$10,354	$10,384	$10,095
4/30/2015	$10,483	$10,436	$10,192
5/31/2015	$10,690	$10,583	$10,323
6/30/2015	$10,600	$10,396	$10,123
7/31/2015	$11,053	$10,749	$10,335
8/31/2015	$10,296	$10,096	$9,712
9/30/2015	$9,834	$9,846	$9,471
10/31/2015	$10,672	$10,694	$10,270
11/30/2015	$10,803	$10,724	$10,301
12/31/2015	$10,630	$10,567	$10,138
1/31/2016	$9,790	$9,977	$9,635
2/29/2016	$9,551	$9,973	$9,622
3/31/2016	$10,095	$10,645	$10,275
4/30/2016	$10,014	$10,548	$10,315
5/31/2016	$10,388	$10,753	$10,500
6/30/2016	$10,193	$10,711	$10,527
7/31/2016	$10,767	$11,216	$10,915
8/31/2016	$10,826	$11,160	$10,931
9/30/2016	$11,008	$11,201	$10,933
10/31/2016	$10,751	$10,938	$10,733
11/30/2016	$10,628	$11,176	$11,131
12/31/2016	$10,705	$11,314	$11,351
1/31/2017	$11,181	$11,696	$11,566
2/28/2017	$11,655	$12,182	$12,025
3/31/2017	$11,798	$12,322	$12,039
4/30/2017	$12,164	$12,604	$12,163
5/31/2017	$12,507	$12,932	$12,334
6/30/2017	$12,590	$12,898	$12,411
7/31/2017	$13,152	$13,241	$12,666
8/31/2017	$13,305	$13,483	$12,705
9/30/2017	$13,321	$13,659	$12,967
10/31/2017	$13,976	$14,188	$13,270
11/30/2017	$14,259	$14,619	$13,677
12/31/2017	$14,340	$14,733	$13,829
1/31/2018	$15,847	$15,776	$14,621
2/28/2018	$15,520	$15,363	$14,082
3/31/2018	$15,159	$14,941	$13,724
4/30/2018	$15,448	$14,994	$13,777
5/31/2018	$16,086	$15,651	$14,108
6/30/2018	$16,417	$15,801	$14,195
7/31/2018	$16,615	$16,265	$14,724
8/31/2018	$17,305	$17,155	$15,203
9/30/2018	$17,384	$17,251	$15,290
10/31/2018	$15,557	$15,708	$14,245
11/30/2018	$16,001	$15,875	$14,535
12/31/2018	$14,640	$14,510	$13,223
1/31/2019	$16,090	$15,814	$14,282
2/28/2019	$16,640	$16,380	$14,741
3/31/2019	$17,133	$16,846	$15,027
4/30/2019	$17,896	$17,607	$15,636
5/31/2019	$17,028	$16,495	$14,642
6/30/2019	$18,147	$17,628	$15,674
7/31/2019	$18,239	$18,026	$15,899
8/31/2019	$18,105	$17,888	$15,648
9/30/2019	$17,711	$17,890	$15,940
10/31/2019	$18,028	$18,394	$16,286
11/30/2019	$18,969	$19,210	$16,877
12/31/2019	$19,414	$19,790	$17,386
1/31/2020	$20,100	$20,232	$17,379
2/29/2020	$19,044	$18,854	$15,949
3/31/2020	$17,122	$17,000	$13,979
4/30/2020	$19,680	$19,515	$15,771
5/31/2020	$21,225	$20,825	$16,522
6/30/2020	$22,083	$21,732	$16,850
7/31/2020	$23,415	$23,404	$17,801
8/31/2020	$25,465	$25,819	$19,080
9/30/2020	$24,482	$24,604	$18,355
10/31/2020	$23,716	$23,769	$17,867
11/30/2020	$25,845	$26,203	$19,823
12/31/2020	$26,913	$27,408	$20,585
1/31/2021	$26,352	$27,205	$20,377
2/28/2021	$26,893	$27,199	$20,939
3/31/2021	$26,928	$27,666	$21,856
4/30/2021	$28,966	$29,548	$23,022
5/31/2021	$28,578	$29,140	$23,183
6/30/2021	$30,391	$30,968	$23,724
7/31/2021	$31,432	$31,988	$24,288
8/31/2021	$32,461	$33,184	$25,026
9/30/2021	$30,533	$31,326	$23,863
10/31/2021	$32,531	$34,039	$25,534
11/30/2021	$32,076	$34,247	$25,357
12/31/2021	$32,433	$34,971	$26,494
1/31/2022	$28,771	$31,970	$25,123
2/28/2022	$27,322	$30,612	$24,371
3/31/2022	$27,985	$31,809	$25,276
4/30/2022	$24,111	$27,968	$23,071
5/31/2022	$23,580	$27,318	$23,114
6/30/2022	$21,502	$25,154	$21,206
7/31/2022	$24,201	$28,173	$23,161
8/31/2022	$22,414	$26,861	$22,217
9/30/2022	$19,951	$24,249	$20,170
10/31/2022	$20,760	$25,667	$21,804
11/30/2022	$21,972	$26,836	$23,022
12/31/2022	$20,182	$24,782	$21,696
1/31/2023	$22,411	$26,847	$23,059
2/28/2023	$21,897	$26,528	$22,496
3/31/2023	$23,616	$28,342	$23,322
4/30/2023	$23,690	$28,621	$23,686
5/31/2023	$24,798	$29,926	$23,789
6/30/2023	$26,491	$31,972	$25,361
7/31/2023	$27,455	$33,050	$26,176
8/31/2023	$27,297	$32,753	$25,759
9/30/2023	$25,797	$30,972	$24,531
10/31/2023	$25,260	$30,531	$24,015
11/30/2023	$27,996	$33,859	$26,208
12/31/2023	$29,345	$35,358	$27,399
1/31/2024	$30,550	$36,240	$27,859
2/29/2024	$33,267	$38,713	$29,347
3/31/2024	$34,074	$39,394	$30,291
4/30/2024	$32,577	$37,723	$29,054
5/31/2024	$34,412	$39,981	$30,494
6/30/2024	$36,290	$42,677	$31,589
7/31/2024	$35,634	$41,951	$31,973
8/31/2024	$36,731	$42,825	$32,749
9/30/2024	$37,521	$44,038	$33,448
10/31/2024	$37,147	$43,893	$33,145
11/30/2024	$38,848	$46,740	$35,090
12/31/2024	$38,216	$47,152	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	30.23%	14.51%	14.35%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,752,519,254
Holdings Count | Holding			118
Advisory Fees Paid, Amount			$ 10,541,946
InvestmentCompanyPortfolioTurnover			68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,752,519,254 # of Portfolio Holdings118 Total Advisory Fees Paid$10,541,946 Portfolio Turnover Rate68%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Others (each less than 3.0%)	2.7%
Consumer, Cyclical	3.8%
Industrial	5.8%
Financial	7.0%
Communications	18.9%
Consumer, Non-Cyclical	21.0%
Technology	39.9%

Material Fund Change [Text Block]
C000253932
Shareholder Report [Line Items]
Fund Name			Large-Cap Plus Bond Alpha Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.70%

Expenses Paid, Amount			$ 12
Expense Ratio, Percent			0.70%
AssetsNet			$ 805,509,846
Holdings Count | Holding			273
Advisory Fees Paid, Amount			$ 244,688
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$805,509,846 # of Portfolio Holdings273 Total Advisory Fees Paid$244,688 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	10.4%
Derivatives	(3.3%)
Others (each less than 3.0%)	1.8%
Asset-Backed Securities	3.2%
U.S. Treasury Obligations	10.2%
Short-Term Investments	31.5%
Corporate Bonds & Notes	46.2%

Material Fund Change [Text Block]
C000253931
Shareholder Report [Line Items]
Fund Name			Large-Cap Plus Bond Alpha Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$8	0.50%

Expenses Paid, Amount			$ 8
Expense Ratio, Percent			0.50%
AssetsNet			$ 805,509,846
Holdings Count | Holding			273
Advisory Fees Paid, Amount			$ 244,688
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$805,509,846 # of Portfolio Holdings273 Total Advisory Fees Paid$244,688 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	10.4%
Derivatives	(3.3%)
Others (each less than 3.0%)	1.8%
Asset-Backed Securities	3.2%
U.S. Treasury Obligations	10.2%
Short-Term Investments	31.5%
Corporate Bonds & Notes	46.2%

Material Fund Change [Text Block]
C000078083
Shareholder Report [Line Items]
Fund Name			Large-Cap Value Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.84%

Expenses Paid, Amount			$ 87
Expense Ratio, Percent			0.84%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the poorly performing materials sector stood out as the Fund avoided highly commoditized businesses that led the decline.

+ An overweight (relative to the benchmark index, the Russell 1000 Value Index) in financials, with a focus on payments and consumer finance companies like Visa, Capital One and American Express, contributed to performance. These firms gained from economic resilience, robust consumer spending, yield curve normalization and the anticipated reduction in regulatory pressures from the incoming administration.

+ Underweights to the real estate and consumer discretionary sectors were also beneficial.

Top detractors from performance:

- Stock selection in the information technology (IT) sector was a key relative detractor, led by Intel ’s stock price declining due to continued softness in the company’s core PC and server markets as well as concerns on the company’s longer-term competitive position.

- Also in the IT sector, Microchip Technology hurt performance as the stock price fell due to a significant cyclical downturn as customers depleted inventories the company had stockpiled during the COVID-era chip shortages.

- The health care company CVS Health detracted from performance as the company was weighed down by mispricing at its Aetna business and by slowly declining retail profits.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Value (Class I)	Russell 1000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,548	$9,600	$9,700
2/28/2015	$10,140	$10,065	$10,257
3/31/2015	$9,958	$9,928	$10,095
4/30/2015	$10,085	$10,021	$10,192
5/31/2015	$10,220	$10,141	$10,323
6/30/2015	$10,036	$9,939	$10,123
7/31/2015	$10,163	$9,982	$10,335
8/31/2015	$9,591	$9,388	$9,712
9/30/2015	$9,274	$9,104	$9,471
10/31/2015	$9,926	$9,791	$10,270
11/30/2015	$9,927	$9,829	$10,301
12/31/2015	$9,701	$9,617	$10,138
1/31/2016	$9,191	$9,120	$9,635
2/29/2016	$9,202	$9,118	$9,622
3/31/2016	$9,826	$9,775	$10,275
4/30/2016	$10,087	$9,980	$10,315
5/31/2016	$10,031	$10,135	$10,500
6/30/2016	$9,991	$10,223	$10,527
7/31/2016	$10,226	$10,520	$10,915
8/31/2016	$10,249	$10,601	$10,931
9/30/2016	$10,209	$10,579	$10,933
10/31/2016	$10,137	$10,415	$10,733
11/30/2016	$10,762	$11,010	$11,131
12/31/2016	$10,950	$11,285	$11,351
1/31/2017	$11,131	$11,365	$11,566
2/28/2017	$11,462	$11,774	$12,025
3/31/2017	$11,391	$11,654	$12,039
4/30/2017	$11,411	$11,632	$12,163
5/31/2017	$11,410	$11,621	$12,334
6/30/2017	$11,664	$11,811	$12,411
7/31/2017	$11,854	$11,967	$12,666
8/31/2017	$11,631	$11,828	$12,705
9/30/2017	$11,926	$12,178	$12,967
10/31/2017	$11,951	$12,267	$13,270
11/30/2017	$12,286	$12,642	$13,677
12/31/2017	$12,477	$12,827	$13,829
1/31/2018	$13,144	$13,323	$14,621
2/28/2018	$12,472	$12,687	$14,082
3/31/2018	$12,079	$12,464	$13,724
4/30/2018	$12,075	$12,505	$13,777
5/31/2018	$12,030	$12,579	$14,108
6/30/2018	$12,230	$12,610	$14,195
7/31/2018	$12,661	$13,109	$14,724
8/31/2018	$12,785	$13,303	$15,203
9/30/2018	$12,832	$13,329	$15,290
10/31/2018	$12,184	$12,639	$14,245
11/30/2018	$12,617	$13,016	$14,535
12/31/2018	$11,310	$11,767	$13,223
1/31/2019	$12,215	$12,682	$14,282
2/28/2019	$12,685	$13,088	$14,741
3/31/2019	$12,709	$13,171	$15,027
4/30/2019	$13,224	$13,638	$15,636
5/31/2019	$12,585	$12,761	$14,642
6/30/2019	$13,385	$13,677	$15,674
7/31/2019	$13,534	$13,791	$15,899
8/31/2019	$13,246	$13,385	$15,648
9/30/2019	$13,511	$13,863	$15,940
10/31/2019	$13,688	$14,056	$16,286
11/30/2019	$14,175	$14,491	$16,877
12/31/2019	$14,530	$14,890	$17,386
1/31/2020	$14,180	$14,569	$17,379
2/29/2020	$12,954	$13,158	$15,949
3/31/2020	$11,044	$10,910	$13,979
4/30/2020	$12,172	$12,136	$15,771
5/31/2020	$12,659	$12,552	$16,522
6/30/2020	$12,714	$12,469	$16,850
7/31/2020	$13,284	$12,962	$17,801
8/31/2020	$13,915	$13,497	$19,080
9/30/2020	$13,546	$13,166	$18,355
10/31/2020	$13,253	$12,993	$17,867
11/30/2020	$15,008	$14,741	$19,823
12/31/2020	$15,383	$15,306	$20,585
1/31/2021	$14,984	$15,166	$20,377
2/28/2021	$15,804	$16,082	$20,939
3/31/2021	$16,850	$17,028	$21,856
4/30/2021	$17,772	$17,709	$23,022
5/31/2021	$18,240	$18,123	$23,183
6/30/2021	$18,134	$17,915	$23,724
7/31/2021	$18,308	$18,059	$24,288
8/31/2021	$18,723	$18,417	$25,026
9/30/2021	$17,988	$17,776	$23,863
10/31/2021	$19,002	$18,678	$25,534
11/30/2021	$18,329	$18,020	$25,357
12/31/2021	$19,400	$19,157	$26,494
1/31/2022	$18,982	$18,711	$25,123
2/28/2022	$18,633	$18,493	$24,371
3/31/2022	$19,073	$19,015	$25,276
4/30/2022	$17,778	$17,943	$23,071
5/31/2022	$18,197	$18,292	$23,114
6/30/2022	$16,590	$16,694	$21,206
7/31/2022	$17,655	$17,801	$23,161
8/31/2022	$17,391	$17,270	$22,217
9/30/2022	$15,824	$15,756	$20,170
10/31/2022	$17,790	$17,371	$21,804
11/30/2022	$18,840	$18,457	$23,022
12/31/2022	$18,114	$17,713	$21,696
1/31/2023	$18,715	$18,631	$23,059
2/28/2023	$18,181	$17,974	$22,496
3/31/2023	$18,159	$17,891	$23,322
4/30/2023	$18,454	$18,161	$23,686
5/31/2023	$17,891	$17,460	$23,789
6/30/2023	$19,132	$18,620	$25,361
7/31/2023	$19,864	$19,275	$26,176
8/31/2023	$19,460	$18,754	$25,759
9/30/2023	$18,839	$18,031	$24,531
10/31/2023	$18,647	$17,395	$24,015
11/30/2023	$20,024	$18,707	$26,208
12/31/2023	$20,815	$19,743	$27,399
1/31/2024	$20,695	$19,764	$27,859
2/29/2024	$21,315	$20,493	$29,347
3/31/2024	$22,248	$21,517	$30,291
4/30/2024	$21,226	$20,598	$29,054
5/31/2024	$21,686	$21,251	$30,494
6/30/2024	$21,565	$21,051	$31,589
7/31/2024	$22,299	$22,127	$31,973
8/31/2024	$22,586	$22,721	$32,749
9/30/2024	$22,745	$23,036	$33,448
10/31/2024	$22,608	$22,783	$33,145
11/30/2024	$24,249	$24,238	$35,090
12/31/2024	$22,474	$22,580	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.97%	9.11%	8.43%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,150,654,436
Holdings Count | Holding			51
Advisory Fees Paid, Amount			$ 8,293,891
InvestmentCompanyPortfolioTurnover			30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,150,654,436 # of Portfolio Holdings51 Total Advisory Fees Paid$8,293,891 Portfolio Turnover Rate30%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.9%
Consumer, Cyclical	3.8%
Basic Materials	5.2%
Communications	7.5%
Technology	7.9%
Energy	8.2%
Utilities	8.8%
Industrial	13.9%
Consumer, Non-Cyclical	17.3%
Financial	25.5%

Material Fund Change [Text Block]
C000098955
Shareholder Report [Line Items]
Fund Name			Large-Cap Value Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$67	0.64%

Expenses Paid, Amount			$ 67
Expense Ratio, Percent			0.64%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the poorly performing materials sector stood out as the Fund avoided highly commoditized businesses that led the decline.

+ An overweight (relative to the benchmark index, the Russell 1000 Value Index) in financials, with a focus on payments and consumer finance companies like Visa, Capital One and American Express, contributed to performance. These firms gained from economic resilience, robust consumer spending, yield curve normalization and the anticipated reduction in regulatory pressures from the incoming administration.

+ Underweights to the real estate and consumer discretionary sectors were also beneficial.

Top detractors from performance:

- Stock selection in the information technology (IT) sector was a key relative detractor, led by Intel ’s stock price declining due to continued softness in the company’s core PC and server markets as well as concerns on the company’s longer-term competitive position.

- Also in the IT sector, Microchip Technology hurt performance as the stock price fell due to a significant cyclical downturn as customers depleted inventories the company had stockpiled during the COVID-era chip shortages.

- The health care company CVS Health detracted from performance as the company was weighed down by mispricing at its Aetna business and by slowly declining retail profits.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Value (Class P)	Russell 1000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,550	$9,600	$9,700
2/28/2015	$10,143	$10,065	$10,257
3/31/2015	$9,963	$9,928	$10,095
4/30/2015	$10,091	$10,021	$10,192
5/31/2015	$10,228	$10,141	$10,323
6/30/2015	$10,046	$9,939	$10,123
7/31/2015	$10,175	$9,982	$10,335
8/31/2015	$9,604	$9,388	$9,712
9/30/2015	$9,288	$9,104	$9,471
10/31/2015	$9,943	$9,791	$10,270
11/30/2015	$9,945	$9,829	$10,301
12/31/2015	$9,721	$9,617	$10,138
1/31/2016	$9,211	$9,120	$9,635
2/29/2016	$9,224	$9,118	$9,622
3/31/2016	$9,850	$9,775	$10,275
4/30/2016	$10,114	$9,980	$10,315
5/31/2016	$10,059	$10,135	$10,500
6/30/2016	$10,021	$10,223	$10,527
7/31/2016	$10,259	$10,520	$10,915
8/31/2016	$10,283	$10,601	$10,931
9/30/2016	$10,244	$10,579	$10,933
10/31/2016	$10,174	$10,415	$10,733
11/30/2016	$10,803	$11,010	$11,131
12/31/2016	$10,994	$11,285	$11,351
1/31/2017	$11,178	$11,365	$11,566
2/28/2017	$11,512	$11,774	$12,025
3/31/2017	$11,442	$11,654	$12,039
4/30/2017	$11,464	$11,632	$12,163
5/31/2017	$11,465	$11,621	$12,334
6/30/2017	$11,722	$11,811	$12,411
7/31/2017	$11,915	$11,967	$12,666
8/31/2017	$11,693	$11,828	$12,705
9/30/2017	$11,992	$12,178	$12,967
10/31/2017	$12,019	$12,267	$13,270
11/30/2017	$12,358	$12,642	$13,677
12/31/2017	$12,552	$12,827	$13,829
1/31/2018	$13,225	$13,323	$14,621
2/28/2018	$12,551	$12,687	$14,082
3/31/2018	$12,157	$12,464	$13,724
4/30/2018	$12,155	$12,505	$13,777
5/31/2018	$12,112	$12,579	$14,108
6/30/2018	$12,316	$12,610	$14,195
7/31/2018	$12,752	$13,109	$14,724
8/31/2018	$12,879	$13,303	$15,203
9/30/2018	$12,928	$13,329	$15,290
10/31/2018	$12,277	$12,639	$14,245
11/30/2018	$12,716	$13,016	$14,535
12/31/2018	$11,401	$11,767	$13,223
1/31/2019	$12,315	$12,682	$14,282
2/28/2019	$12,791	$13,088	$14,741
3/31/2019	$12,817	$13,171	$15,027
4/30/2019	$13,339	$13,638	$15,636
5/31/2019	$12,697	$12,761	$14,642
6/30/2019	$13,506	$13,677	$15,674
7/31/2019	$13,658	$13,791	$15,899
8/31/2019	$13,370	$13,385	$15,648
9/30/2019	$13,640	$13,863	$15,940
10/31/2019	$13,821	$14,056	$16,286
11/30/2019	$14,315	$14,491	$16,877
12/31/2019	$14,676	$14,890	$17,386
1/31/2020	$14,325	$14,569	$17,379
2/29/2020	$13,088	$13,158	$15,949
3/31/2020	$11,160	$10,910	$13,979
4/30/2020	$12,302	$12,136	$15,771
5/31/2020	$12,796	$12,552	$16,522
6/30/2020	$12,855	$12,469	$16,850
7/31/2020	$13,432	$12,962	$17,801
8/31/2020	$14,073	$13,497	$19,080
9/30/2020	$13,702	$13,166	$18,355
10/31/2020	$13,408	$12,993	$17,867
11/30/2020	$15,187	$14,741	$19,823
12/31/2020	$15,568	$15,306	$20,585
1/31/2021	$15,167	$15,166	$20,377
2/28/2021	$16,000	$16,082	$20,939
3/31/2021	$17,061	$17,028	$21,856
4/30/2021	$17,998	$17,709	$23,022
5/31/2021	$18,475	$18,123	$23,183
6/30/2021	$18,371	$17,915	$23,724
7/31/2021	$18,550	$18,059	$24,288
8/31/2021	$18,974	$18,417	$25,026
9/30/2021	$18,232	$17,776	$23,863
10/31/2021	$19,263	$18,678	$25,534
11/30/2021	$18,584	$18,020	$25,357
12/31/2021	$19,674	$19,157	$26,494
1/31/2022	$19,253	$18,711	$25,123
2/28/2022	$18,902	$18,493	$24,371
3/31/2022	$19,352	$19,015	$25,276
4/30/2022	$18,040	$17,943	$23,071
5/31/2022	$18,468	$18,292	$23,114
6/30/2022	$16,841	$16,694	$21,206
7/31/2022	$17,924	$17,801	$23,161
8/31/2022	$17,660	$17,270	$22,217
9/30/2022	$16,070	$15,756	$20,170
10/31/2022	$18,071	$17,371	$21,804
11/30/2022	$19,140	$18,457	$23,022
12/31/2022	$18,406	$17,713	$21,696
1/31/2023	$19,020	$18,631	$23,059
2/28/2023	$18,480	$17,974	$22,496
3/31/2023	$18,461	$17,891	$23,322
4/30/2023	$18,764	$18,161	$23,686
5/31/2023	$18,195	$17,460	$23,789
6/30/2023	$19,460	$18,620	$25,361
7/31/2023	$20,208	$19,275	$26,176
8/31/2023	$19,800	$18,754	$25,759
9/30/2023	$19,171	$18,031	$24,531
10/31/2023	$18,979	$17,395	$24,015
11/30/2023	$20,384	$18,707	$26,208
12/31/2023	$21,193	$19,743	$27,399
1/31/2024	$21,074	$19,764	$27,859
2/29/2024	$21,709	$20,493	$29,347
3/31/2024	$22,663	$21,517	$30,291
4/30/2024	$21,625	$20,598	$29,054
5/31/2024	$22,098	$21,251	$30,494
6/30/2024	$21,978	$21,051	$31,589
7/31/2024	$22,730	$22,127	$31,973
8/31/2024	$23,026	$22,721	$32,749
9/30/2024	$23,192	$23,036	$33,448
10/31/2024	$23,057	$22,783	$33,145
11/30/2024	$24,734	$24,238	$35,090
12/31/2024	$22,928	$22,580	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	8.19%	9.33%	8.65%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,150,654,436
Holdings Count | Holding			51
Advisory Fees Paid, Amount			$ 8,293,891
InvestmentCompanyPortfolioTurnover			30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,150,654,436 # of Portfolio Holdings51 Total Advisory Fees Paid$8,293,891 Portfolio Turnover Rate30%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.9%
Consumer, Cyclical	3.8%
Basic Materials	5.2%
Communications	7.5%
Technology	7.9%
Energy	8.2%
Utilities	8.8%
Industrial	13.9%
Consumer, Non-Cyclical	17.3%
Financial	25.5%

Material Fund Change [Text Block]
C000078113
Shareholder Report [Line Items]
Fund Name			Mid-Cap Plus Bond Alpha Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.87%

Expenses Paid, Amount			$ 94
Expense Ratio, Percent			0.87%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”) assumed management of the Fund from Blackrock Investment Management, LLC (“BlackRock”) on November 1, 2024. The following are separate discussions from each firm for the period it managed the Fund.

PLFA managed portion

Swaps and futures contributed to this portion of the Fund by providing exposure to the U.S. mid-capitalization equity market, less fees and costs of using the swaps and futures. The only detractors from performance were fees, expenses and trading costs.

FDS managed portion

Top contributors to performance:

+ Allocation to financials contributed to performance, including debt holdings of JP Morgan, Barclays PLC and Deutsche Bank.

+ Allocation to bonds in the energy sector was beneficial as the sector was aided by a rise in the price of oil and other energy related factors.

Top detractors from performance:

- A longer portfolio duration hindered performance given rates increased.

- An allocation to the consumer staples sector held back performance.

BlackRock

Top contributors to performance:

+ Investment Grade Credit contributed to performance due to strong fundamentals and a robust technical environment.

+ Asset-Backed Securities added to returns due to a strong performance given the tightening of AAA-rated securities.

Top detractors from performance:

- Duration hurt performance as rates fell during a period when the debt collateral portfolio was short duration.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Mid-Cap Plus Bond Alpha (Class I)	Russell Midcap Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,852	$9,844	$9,700
2/28/2015	$10,468	$10,389	$10,257
3/31/2015	$10,601	$10,395	$10,095
4/30/2015	$10,391	$10,301	$10,192
5/31/2015	$10,587	$10,452	$10,323
6/30/2015	$10,388	$10,235	$10,123
7/31/2015	$10,506	$10,311	$10,335
8/31/2015	$10,050	$9,767	$9,712
9/30/2015	$9,806	$9,416	$9,471
10/31/2015	$10,270	$9,999	$10,270
11/30/2015	$10,384	$10,025	$10,301
12/31/2015	$10,157	$9,756	$10,138
1/31/2016	$9,635	$9,117	$9,635
2/29/2016	$9,581	$9,220	$9,622
3/31/2016	$10,205	$9,975	$10,275
4/30/2016	$10,285	$10,081	$10,315
5/31/2016	$10,626	$10,246	$10,500
6/30/2016	$10,681	$10,293	$10,527
7/31/2016	$11,100	$10,762	$10,915
8/31/2016	$11,008	$10,736	$10,931
9/30/2016	$11,187	$10,757	$10,933
10/31/2016	$10,920	$10,416	$10,733
11/30/2016	$11,793	$10,978	$11,131
12/31/2016	$12,028	$11,102	$11,351
1/31/2017	$12,362	$11,370	$11,566
2/28/2017	$12,739	$11,692	$12,025
3/31/2017	$12,659	$11,674	$12,039
4/30/2017	$12,790	$11,764	$12,163
5/31/2017	$13,008	$11,871	$12,334
6/30/2017	$13,145	$11,989	$12,411
7/31/2017	$13,300	$12,166	$12,666
8/31/2017	$13,336	$12,071	$12,705
9/30/2017	$13,905	$12,406	$12,967
10/31/2017	$14,364	$12,613	$13,270
11/30/2017	$14,933	$13,037	$13,677
12/31/2017	$14,947	$13,158	$13,829
1/31/2018	$15,520	$13,654	$14,621
2/28/2018	$14,884	$13,090	$14,082
3/31/2018	$14,858	$13,098	$13,724
4/30/2018	$14,892	$13,078	$13,777
5/31/2018	$15,314	$13,375	$14,108
6/30/2018	$15,205	$13,467	$14,195
7/31/2018	$15,502	$13,802	$14,724
8/31/2018	$16,177	$14,231	$15,203
9/30/2018	$16,240	$14,140	$15,290
10/31/2018	$14,485	$12,965	$14,245
11/30/2018	$14,790	$13,284	$14,535
12/31/2018	$13,495	$11,966	$13,223
1/31/2019	$14,729	$13,257	$14,282
2/28/2019	$15,516	$13,827	$14,741
3/31/2019	$15,476	$13,945	$15,027
4/30/2019	$15,999	$14,476	$15,636
5/31/2019	$14,778	$13,587	$14,642
6/30/2019	$15,654	$14,521	$15,674
7/31/2019	$15,865	$14,728	$15,899
8/31/2019	$15,365	$14,309	$15,648
9/30/2019	$15,546	$14,590	$15,940
10/31/2019	$15,721	$14,744	$16,286
11/30/2019	$15,984	$15,271	$16,877
12/31/2019	$16,308	$15,621	$17,386
1/31/2020	$16,183	$15,496	$17,379
2/29/2020	$14,724	$14,150	$15,949
3/31/2020	$12,208	$11,392	$13,979
4/30/2020	$13,902	$13,028	$15,771
5/31/2020	$15,123	$13,944	$16,522
6/30/2020	$15,639	$14,195	$16,850
7/31/2020	$16,663	$15,029	$17,801
8/31/2020	$17,430	$15,557	$19,080
9/30/2020	$17,083	$15,255	$18,355
10/31/2020	$17,199	$15,352	$17,867
11/30/2020	$19,424	$17,474	$19,823
12/31/2020	$20,795	$18,292	$20,585
1/31/2021	$20,785	$18,244	$20,377
2/28/2021	$22,325	$19,260	$20,939
3/31/2021	$22,621	$19,781	$21,856
4/30/2021	$23,481	$20,789	$23,022
5/31/2021	$23,406	$20,956	$23,183
6/30/2021	$23,446	$21,265	$23,724
7/31/2021	$23,586	$21,428	$24,288
8/31/2021	$23,937	$21,973	$25,026
9/30/2021	$23,091	$21,068	$23,863
10/31/2021	$24,670	$22,321	$25,534
11/30/2021	$23,472	$21,544	$25,357
12/31/2021	$24,205	$22,424	$26,494
1/31/2022	$22,505	$20,772	$25,123
2/28/2022	$23,050	$20,622	$24,371
3/31/2022	$24,050	$21,150	$25,276
4/30/2022	$22,242	$19,521	$23,071
5/31/2022	$22,233	$19,537	$23,114
6/30/2022	$19,961	$17,587	$21,206
7/31/2022	$21,201	$19,323	$23,161
8/31/2022	$20,577	$18,717	$22,217
9/30/2022	$18,838	$16,982	$20,170
10/31/2022	$20,100	$18,489	$21,804
11/30/2022	$20,996	$19,600	$23,022
12/31/2022	$20,028	$18,541	$21,696
1/31/2023	$21,359	$20,081	$23,059
2/28/2023	$20,691	$19,594	$22,496
3/31/2023	$20,405	$19,293	$23,322
4/30/2023	$20,422	$19,191	$23,686
5/31/2023	$19,898	$18,655	$23,789
6/30/2023	$21,505	$20,211	$25,361
7/31/2023	$22,180	$21,013	$26,176
8/31/2023	$21,381	$20,284	$25,759
9/30/2023	$20,510	$19,265	$24,531
10/31/2023	$19,495	$18,303	$24,015
11/30/2023	$21,425	$20,176	$26,208
12/31/2023	$23,102	$21,735	$27,399
1/31/2024	$22,790	$21,426	$27,859
2/29/2024	$24,062	$22,623	$29,347
3/31/2024	$25,102	$23,604	$30,291
4/30/2024	$23,772	$22,329	$29,054
5/31/2024	$24,452	$22,966	$30,494
6/30/2024	$24,234	$22,814	$31,589
7/31/2024	$25,388	$23,889	$31,973
8/31/2024	$25,867	$24,373	$32,749
9/30/2024	$26,444	$24,915	$33,448
10/31/2024	$26,297	$24,781	$33,145
11/30/2024	$28,611	$26,967	$35,090
12/31/2024	$26,556	$25,070	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.95%	10.24%	10.26%
Russell Midcap Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Description [Text Block]
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 606,009,424
Holdings Count | Holding			334
Advisory Fees Paid, Amount			$ 2,624,283
InvestmentCompanyPortfolioTurnover			306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$606,009,424 # of Portfolio Holdings334 Total Advisory Fees Paid$2,624,283 Portfolio Turnover Rate306%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.7%
Derivatives	(4.4%)
Mortgage-Backed Securities	4.7%
U.S. Treasury Obligations	9.9%
Asset-Backed Securities	13.5%
Short-Term Investments	26.1%
Corporate Bonds & Notes	47.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective November 1, 2024, the name of the Fund changed from Mid-Cap Equity Portfolio to Mid-Cap Plus Bond Alpha Portfolio.

          * Effective November 1, 2024, the investment adviser initiated a management fee waiver of 0.05% through April 30, 2026.

          * Effective November 1, 2024, investment policies were modified to investing in a combination of derivatives (total return swaps and futures contracts) that provide exposure to the U.S. mid-capitalization equity market and bonds (debt securities and derivatives that provide exposure to debt securities).

          * Borrowing Risk and Reverse Repurchase Agreements Risk were removed during the reporting period.

          * Effective November 1, 2024, Fidelity Diversifying Solutions began managing the Bond portion of the Fund.

Material Fund Change Name [Text Block]			* Effective November 1, 2024, the name of the Fund changed from Mid-Cap Equity Portfolio to Mid-Cap Plus Bond Alpha Portfolio.
Material Fund Change Expenses [Text Block]			* Effective November 1, 2024, the investment adviser initiated a management fee waiver of 0.05% through April 30, 2026.
Material Fund Change Strategies [Text Block]

          * Effective November 1, 2024, investment policies were modified to investing in a combination of derivatives (total return swaps and futures contracts) that provide exposure to the U.S. mid-capitalization equity market and bonds (debt securities and derivatives that provide exposure to debt securities).

Material Fund Change Risks Change [Text Block]			* Borrowing Risk and Reverse Repurchase Agreements Risk were removed during the reporting period.
Material Fund Change Adviser [Text Block]			* Effective November 1, 2024, Fidelity Diversifying Solutions began managing the Bond portion of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098972
Shareholder Report [Line Items]
Fund Name			Mid-Cap Plus Bond Alpha Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.67%

Expenses Paid, Amount			$ 72
Expense Ratio, Percent			0.67%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”) assumed management of the Fund from Blackrock Investment Management, LLC (“BlackRock”) on November 1, 2024. The following are separate discussions from each firm for the period it managed the Fund.

PLFA managed portion

Swaps and futures contributed to this portion of the Fund by providing exposure to the U.S. mid-capitalization equity market, less fees and costs of using the swaps and futures. The only detractors from performance were fees, expenses and trading costs.

FDS managed portion

Top contributors to performance:

+ Allocation to financials contributed to performance, including debt holdings of JP Morgan, Barclays PLC and Deutsche Bank.

+ Allocation to bonds in the energy sector was beneficial as the sector was aided by a rise in the price of oil and other energy related factors.

Top detractors from performance:

- A longer portfolio duration hindered performance given rates increased.

- An allocation to the consumer staples sector held back performance.

BlackRock

Top contributors to performance:

+ Investment Grade Credit contributed to performance due to strong fundamentals and a robust technical environment.

+ Asset-Backed Securities added to returns due to a strong performance given the tightening of AAA-rated securities.

Top detractors from performance:

- Duration hurt performance as rates fell during a period when the debt collateral portfolio was short duration.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Mid-Cap Plus Bond Alpha (Class P)	Russell Midcap Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,854	$9,844	$9,700
2/28/2015	$10,471	$10,389	$10,257
3/31/2015	$10,606	$10,395	$10,095
4/30/2015	$10,397	$10,301	$10,192
5/31/2015	$10,596	$10,452	$10,323
6/30/2015	$10,399	$10,235	$10,123
7/31/2015	$10,518	$10,311	$10,335
8/31/2015	$10,063	$9,767	$9,712
9/30/2015	$9,820	$9,416	$9,471
10/31/2015	$10,287	$9,999	$10,270
11/30/2015	$10,403	$10,025	$10,301
12/31/2015	$10,177	$9,756	$10,138
1/31/2016	$9,655	$9,117	$9,635
2/29/2016	$9,603	$9,220	$9,622
3/31/2016	$10,231	$9,975	$10,275
4/30/2016	$10,312	$10,081	$10,315
5/31/2016	$10,656	$10,246	$10,500
6/30/2016	$10,713	$10,293	$10,527
7/31/2016	$11,135	$10,762	$10,915
8/31/2016	$11,044	$10,736	$10,931
9/30/2016	$11,226	$10,757	$10,933
10/31/2016	$10,960	$10,416	$10,733
11/30/2016	$11,838	$10,978	$11,131
12/31/2016	$12,076	$11,102	$11,351
1/31/2017	$12,414	$11,370	$11,566
2/28/2017	$12,794	$11,692	$12,025
3/31/2017	$12,716	$11,674	$12,039
4/30/2017	$12,850	$11,764	$12,163
5/31/2017	$13,071	$11,871	$12,334
6/30/2017	$13,210	$11,989	$12,411
7/31/2017	$13,368	$12,166	$12,666
8/31/2017	$13,407	$12,071	$12,705
9/30/2017	$13,981	$12,406	$12,967
10/31/2017	$14,445	$12,613	$13,270
11/30/2017	$15,020	$13,037	$13,677
12/31/2017	$15,037	$13,158	$13,829
1/31/2018	$15,615	$13,654	$14,621
2/28/2018	$14,978	$13,090	$14,082
3/31/2018	$14,954	$13,098	$13,724
4/30/2018	$14,991	$13,078	$13,777
5/31/2018	$15,418	$13,375	$14,108
6/30/2018	$15,311	$13,467	$14,195
7/31/2018	$15,612	$13,802	$14,724
8/31/2018	$16,295	$14,231	$15,203
9/30/2018	$16,361	$14,140	$15,290
10/31/2018	$14,595	$12,965	$14,245
11/30/2018	$14,905	$13,284	$14,535
12/31/2018	$13,603	$11,966	$13,223
1/31/2019	$14,849	$13,257	$14,282
2/28/2019	$15,645	$13,827	$14,741
3/31/2019	$15,608	$13,945	$15,027
4/30/2019	$16,137	$14,476	$15,636
5/31/2019	$14,909	$13,587	$14,642
6/30/2019	$15,794	$14,521	$15,674
7/31/2019	$16,010	$14,728	$15,899
8/31/2019	$15,508	$14,309	$15,648
9/30/2019	$15,693	$14,590	$15,940
10/31/2019	$15,873	$14,744	$16,286
11/30/2019	$16,141	$15,271	$16,877
12/31/2019	$16,471	$15,621	$17,386
1/31/2020	$16,348	$15,496	$17,379
2/29/2020	$14,876	$14,150	$15,949
3/31/2020	$12,336	$11,392	$13,979
4/30/2020	$14,051	$13,028	$15,771
5/31/2020	$15,287	$13,944	$16,522
6/30/2020	$15,811	$14,195	$16,850
7/31/2020	$16,849	$15,029	$17,801
8/31/2020	$17,627	$15,557	$19,080
9/30/2020	$17,280	$15,255	$18,355
10/31/2020	$17,400	$15,352	$17,867
11/30/2020	$19,654	$17,474	$19,823
12/31/2020	$21,045	$18,292	$20,585
1/31/2021	$21,038	$18,244	$20,377
2/28/2021	$22,601	$19,260	$20,939
3/31/2021	$22,905	$19,781	$21,856
4/30/2021	$23,779	$20,789	$23,022
5/31/2021	$23,707	$20,956	$23,183
6/30/2021	$23,752	$21,265	$23,724
7/31/2021	$23,898	$21,428	$24,288
8/31/2021	$24,257	$21,973	$25,026
9/30/2021	$23,404	$21,068	$23,863
10/31/2021	$25,008	$22,321	$25,534
11/30/2021	$23,797	$21,544	$25,357
12/31/2021	$24,545	$22,424	$26,494
1/31/2022	$22,825	$20,772	$25,123
2/28/2022	$23,381	$20,622	$24,371
3/31/2022	$24,400	$21,150	$25,276
4/30/2022	$22,569	$19,521	$23,071
5/31/2022	$22,564	$19,537	$23,114
6/30/2022	$20,262	$17,587	$21,206
7/31/2022	$21,524	$19,323	$23,161
8/31/2022	$20,893	$18,717	$22,217
9/30/2022	$19,132	$16,982	$20,170
10/31/2022	$20,416	$18,489	$21,804
11/30/2022	$21,330	$19,600	$23,022
12/31/2022	$20,350	$18,541	$21,696
1/31/2023	$21,706	$20,081	$23,059
2/28/2023	$21,031	$19,594	$22,496
3/31/2023	$20,743	$19,293	$23,322
4/30/2023	$20,764	$19,191	$23,686
5/31/2023	$20,235	$18,655	$23,789
6/30/2023	$21,872	$20,211	$25,361
7/31/2023	$22,562	$21,013	$26,176
8/31/2023	$21,754	$20,284	$25,759
9/30/2023	$20,871	$19,265	$24,531
10/31/2023	$19,841	$18,303	$24,015
11/30/2023	$21,809	$20,176	$26,208
12/31/2023	$23,521	$21,735	$27,399
1/31/2024	$23,207	$21,426	$27,859
2/29/2024	$24,505	$22,623	$29,347
3/31/2024	$25,569	$23,604	$30,291
4/30/2024	$24,219	$22,329	$29,054
5/31/2024	$24,916	$22,966	$30,494
6/30/2024	$24,698	$22,814	$31,589
7/31/2024	$25,878	$23,889	$31,973
8/31/2024	$26,371	$24,373	$32,749
9/30/2024	$26,963	$24,915	$33,448
10/31/2024	$26,818	$24,781	$33,145
11/30/2024	$29,183	$26,967	$35,090
12/31/2024	$27,091	$25,070	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	15.18%	10.46%	10.48%
Russell Midcap Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Description [Text Block]
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 606,009,424
Holdings Count | Holding			334
Advisory Fees Paid, Amount			$ 2,624,283
InvestmentCompanyPortfolioTurnover			306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$606,009,424 # of Portfolio Holdings334 Total Advisory Fees Paid$2,624,283 Portfolio Turnover Rate306%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.7%
Derivatives	(4.4%)
Mortgage-Backed Securities	4.7%
U.S. Treasury Obligations	9.9%
Asset-Backed Securities	13.5%
Short-Term Investments	26.1%
Corporate Bonds & Notes	47.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective November 1, 2024, the name of the Fund changed from Mid-Cap Equity Portfolio to Mid-Cap Plus Bond Alpha Portfolio.

          * Effective November 1, 2024, the investment adviser initiated a management fee waiver of 0.05% through April 30, 2026.

          * Effective November 1, 2024, investment policies were modified to investing in a combination of derivatives (total return swaps and futures contracts) that provide exposure to the U.S. mid-capitalization equity market and bonds (debt securities and derivatives that provide exposure to debt securities).

          * Borrowing Risk and Reverse Repurchase Agreements Risk were removed during the reporting period.

          * Effective November 1, 2024, Fidelity Diversifying Solutions began managing the Bond portion of the Fund.

Material Fund Change Name [Text Block]			* Effective November 1, 2024, the name of the Fund changed from Mid-Cap Equity Portfolio to Mid-Cap Plus Bond Alpha Portfolio.
Material Fund Change Expenses [Text Block]			* Effective November 1, 2024, the investment adviser initiated a management fee waiver of 0.05% through April 30, 2026.
Material Fund Change Strategies [Text Block]

          * Effective November 1, 2024, investment policies were modified to investing in a combination of derivatives (total return swaps and futures contracts) that provide exposure to the U.S. mid-capitalization equity market and bonds (debt securities and derivatives that provide exposure to debt securities).

Material Fund Change Risks Change [Text Block]			* Borrowing Risk and Reverse Repurchase Agreements Risk were removed during the reporting period.
Material Fund Change Adviser [Text Block]			* Effective November 1, 2024, Fidelity Diversifying Solutions began managing the Bond portion of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078086
Shareholder Report [Line Items]
Fund Name			Mid-Cap Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.91%

Expenses Paid, Amount			$ 92
Expense Ratio, Percent			0.91%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Overweight (relative to the benchmark index, the Russell Midcap Growth Index) to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.

Top detractors from performance:

- Underweight in issues in the top quintile of market capitalization in the benchmark index was a key detraction as the stock for those issuers appreciated to a higher level than the overall index.

- A lack of exposure to benchmark index holdings data analytic company Palantir and mobile advertising company AppLovin hurt relative performance, as these two issuers accounted for almost a third of the benchmark index’s entire return for 2024.

- Stock selection, particularly in the information technology and healthcare sectors, hurt performance as the strategy of owning companies which the sub-adviser believed had under-recognized earnings power did not recover as originally anticipated.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Mid-Cap Growth (Class I)	Russell MidCap® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,801	$9,832	$9,700
2/28/2015	$10,372	$10,508	$10,257
3/31/2015	$10,403	$10,538	$10,095
4/30/2015	$10,398	$10,464	$10,192
5/31/2015	$10,455	$10,588	$10,323
6/30/2015	$10,353	$10,418	$10,123
7/31/2015	$10,281	$10,586	$10,335
8/31/2015	$9,540	$9,970	$9,712
9/30/2015	$9,143	$9,585	$9,471
10/31/2015	$9,566	$10,189	$10,270
11/30/2015	$9,666	$10,211	$10,301
12/31/2015	$9,427	$9,980	$10,138
1/31/2016	$8,499	$9,225	$9,635
2/29/2016	$8,656	$9,369	$9,622
3/31/2016	$9,365	$10,038	$10,275
4/30/2016	$9,531	$10,032	$10,315
5/31/2016	$9,683	$10,196	$10,500
6/30/2016	$9,622	$10,195	$10,527
7/31/2016	$10,113	$10,700	$10,915
8/31/2016	$10,148	$10,668	$10,931
9/30/2016	$10,038	$10,663	$10,933
10/31/2016	$9,556	$10,230	$10,733
11/30/2016	$10,035	$10,674	$11,131
12/31/2016	$10,018	$10,711	$11,351
1/31/2017	$10,357	$11,068	$11,566
2/28/2017	$10,608	$11,387	$12,025
3/31/2017	$10,685	$11,450	$12,039
4/30/2017	$10,950	$11,620	$12,163
5/31/2017	$11,080	$11,897	$12,334
6/30/2017	$11,318	$11,932	$12,411
7/31/2017	$11,466	$12,132	$12,666
8/31/2017	$11,607	$12,217	$12,705
9/30/2017	$11,913	$12,563	$12,967
10/31/2017	$12,211	$12,914	$13,270
11/30/2017	$12,696	$13,346	$13,677
12/31/2017	$12,773	$13,418	$13,829
1/31/2018	$13,587	$14,177	$14,621
2/28/2018	$13,359	$13,732	$14,082
3/31/2018	$13,376	$13,710	$13,724
4/30/2018	$13,428	$13,580	$13,777
5/31/2018	$14,086	$14,088	$14,108
6/30/2018	$14,229	$14,143	$14,195
7/31/2018	$14,510	$14,446	$14,724
8/31/2018	$15,469	$15,279	$15,203
9/30/2018	$15,477	$15,214	$15,290
10/31/2018	$13,775	$13,707	$14,245
11/30/2018	$14,132	$14,056	$14,535
12/31/2018	$12,794	$12,780	$13,223
1/31/2019	$14,225	$14,249	$14,282
2/28/2019	$15,296	$15,085	$14,741
3/31/2019	$15,518	$15,288	$15,027
4/30/2019	$16,028	$15,976	$15,636
5/31/2019	$14,965	$15,057	$14,642
6/30/2019	$16,271	$16,114	$15,674
7/31/2019	$16,820	$16,490	$15,899
8/31/2019	$16,263	$16,190	$15,648
9/30/2019	$16,326	$16,005	$15,940
10/31/2019	$16,681	$16,302	$16,286
11/30/2019	$17,432	$17,113	$16,877
12/31/2019	$17,713	$17,314	$17,386
1/31/2020	$17,821	$17,476	$17,379
2/29/2020	$16,813	$16,271	$15,949
3/31/2020	$14,492	$13,844	$13,979
4/30/2020	$17,069	$16,012	$15,771
5/31/2020	$19,174	$17,620	$16,522
6/30/2020	$19,922	$18,033	$16,850
7/31/2020	$21,889	$19,474	$17,801
8/31/2020	$22,566	$20,004	$19,080
9/30/2020	$22,108	$19,724	$18,355
10/31/2020	$22,010	$19,748	$17,867
11/30/2020	$25,136	$22,400	$19,823
12/31/2020	$26,593	$23,475	$20,585
1/31/2021	$26,887	$23,397	$20,377
2/28/2021	$27,512	$23,796	$20,939
3/31/2021	$27,110	$23,342	$21,856
4/30/2021	$28,635	$24,654	$23,022
5/31/2021	$28,214	$24,277	$23,183
6/30/2021	$29,618	$25,927	$23,724
7/31/2021	$30,650	$26,194	$24,288
8/31/2021	$30,975	$27,039	$25,026
9/30/2021	$29,623	$25,730	$23,863
10/31/2021	$31,333	$27,534	$25,534
11/30/2021	$30,133	$26,370	$25,357
12/31/2021	$31,026	$26,463	$26,494
1/31/2022	$26,568	$23,048	$25,123
2/28/2022	$26,096	$22,768	$24,371
3/31/2022	$26,640	$23,134	$25,276
4/30/2022	$23,551	$20,529	$23,071
5/31/2022	$22,913	$19,734	$23,114
6/30/2022	$20,807	$18,259	$21,206
7/31/2022	$23,487	$20,494	$23,161
8/31/2022	$22,296	$19,822	$22,217
9/30/2022	$20,272	$18,140	$20,170
10/31/2022	$21,377	$19,566	$21,804
11/30/2022	$22,797	$20,630	$23,022
12/31/2022	$21,493	$19,392	$21,696
1/31/2023	$23,741	$21,084	$23,059
2/28/2023	$23,467	$20,876	$22,496
3/31/2023	$23,855	$21,163	$23,322
4/30/2023	$23,142	$20,857	$23,686
5/31/2023	$23,212	$20,870	$23,789
6/30/2023	$25,354	$22,483	$25,361
7/31/2023	$25,863	$23,163	$26,176
8/31/2023	$24,231	$22,399	$25,759
9/30/2023	$22,524	$21,308	$24,531
10/31/2023	$21,022	$20,221	$24,015
11/30/2023	$23,402	$22,688	$26,208
12/31/2023	$25,710	$24,408	$27,399
1/31/2024	$25,099	$24,276	$27,859
2/29/2024	$26,863	$26,102	$29,347
3/31/2024	$27,528	$26,726	$30,291
4/30/2024	$25,774	$25,174	$29,054
5/31/2024	$26,226	$25,442	$30,494
6/30/2024	$25,954	$25,867	$31,589
7/31/2024	$26,130	$26,024	$31,973
8/31/2024	$26,466	$26,670	$32,749
9/30/2024	$27,421	$27,559	$33,448
10/31/2024	$26,513	$28,040	$33,145
11/30/2024	$28,414	$31,778	$35,090
12/31/2024	$26,347	$29,803	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.48%	8.27%	10.17%
Russell MidCap® Growth Index	22.10%	11.47%	11.54%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 950,541,677
Holdings Count | Holding			69
Advisory Fees Paid, Amount			$ 6,479,094
InvestmentCompanyPortfolioTurnover			60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$950,541,677 # of Portfolio Holdings69 Total Advisory Fees Paid$6,479,094 Portfolio Turnover Rate60%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Communications	7.7%
Financial	8.6%
Consumer, Cyclical	17.0%
Industrial	18.8%
Consumer, Non-Cyclical	23.2%
Technology	23.8%

Material Fund Change [Text Block]
C000098958
Shareholder Report [Line Items]
Fund Name			Mid-Cap Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.71%

Expenses Paid, Amount			$ 72
Expense Ratio, Percent			0.71%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Overweight (relative to the benchmark index, the Russell Midcap Growth Index) to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.

Top detractors from performance:

- Underweight in issues in the top quintile of market capitalization in the benchmark index was a key detraction as the stock for those issuers appreciated to a higher level than the overall index.

- A lack of exposure to benchmark index holdings data analytic company Palantir and mobile advertising company AppLovin hurt relative performance, as these two issuers accounted for almost a third of the benchmark index’s entire return for 2024.

- Stock selection, particularly in the information technology and healthcare sectors, hurt performance as the strategy of owning companies which the sub-adviser believed had under-recognized earnings power did not recover as originally anticipated.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Mid-Cap Growth (Class P)	Russell MidCap® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,802	$9,832	$9,700
2/28/2015	$10,375	$10,508	$10,257
3/31/2015	$10,408	$10,538	$10,095
4/30/2015	$10,405	$10,464	$10,192
5/31/2015	$10,464	$10,588	$10,323
6/30/2015	$10,364	$10,418	$10,123
7/31/2015	$10,293	$10,586	$10,335
8/31/2015	$9,552	$9,970	$9,712
9/30/2015	$9,156	$9,585	$9,471
10/31/2015	$9,582	$10,189	$10,270
11/30/2015	$9,683	$10,211	$10,301
12/31/2015	$9,446	$9,980	$10,138
1/31/2016	$8,517	$9,225	$9,635
2/29/2016	$8,676	$9,369	$9,622
3/31/2016	$9,388	$10,038	$10,275
4/30/2016	$9,556	$10,032	$10,315
5/31/2016	$9,711	$10,196	$10,500
6/30/2016	$9,650	$10,195	$10,527
7/31/2016	$10,145	$10,700	$10,915
8/31/2016	$10,182	$10,668	$10,931
9/30/2016	$10,073	$10,663	$10,933
10/31/2016	$9,591	$10,230	$10,733
11/30/2016	$10,073	$10,674	$11,131
12/31/2016	$10,058	$10,711	$11,351
1/31/2017	$10,400	$11,068	$11,566
2/28/2017	$10,654	$11,387	$12,025
3/31/2017	$10,733	$11,450	$12,039
4/30/2017	$11,001	$11,620	$12,163
5/31/2017	$11,133	$11,897	$12,334
6/30/2017	$11,374	$11,932	$12,411
7/31/2017	$11,524	$12,132	$12,666
8/31/2017	$11,669	$12,217	$12,705
9/30/2017	$11,978	$12,563	$12,967
10/31/2017	$12,279	$12,914	$13,270
11/30/2017	$12,770	$13,346	$13,677
12/31/2017	$12,849	$13,418	$13,829
1/31/2018	$13,670	$14,177	$14,621
2/28/2018	$13,443	$13,732	$14,082
3/31/2018	$13,462	$13,710	$13,724
4/30/2018	$13,516	$13,580	$13,777
5/31/2018	$14,181	$14,088	$14,108
6/30/2018	$14,327	$14,143	$14,195
7/31/2018	$14,613	$14,446	$14,724
8/31/2018	$15,581	$15,279	$15,203
9/30/2018	$15,592	$15,214	$15,290
10/31/2018	$13,879	$13,707	$14,245
11/30/2018	$14,241	$14,056	$14,535
12/31/2018	$12,895	$12,780	$13,223
1/31/2019	$14,340	$14,249	$14,282
2/28/2019	$15,422	$15,085	$14,741
3/31/2019	$15,648	$15,288	$15,027
4/30/2019	$16,166	$15,976	$15,636
5/31/2019	$15,096	$15,057	$14,642
6/30/2019	$16,417	$16,114	$15,674
7/31/2019	$16,973	$16,490	$15,899
8/31/2019	$16,414	$16,190	$15,648
9/30/2019	$16,480	$16,005	$15,940
10/31/2019	$16,841	$16,302	$16,286
11/30/2019	$17,602	$17,113	$16,877
12/31/2019	$17,889	$17,314	$17,386
1/31/2020	$18,001	$17,476	$17,379
2/29/2020	$16,986	$16,271	$15,949
3/31/2020	$14,644	$13,844	$13,979
4/30/2020	$17,250	$16,012	$15,771
5/31/2020	$19,381	$17,620	$16,522
6/30/2020	$20,140	$18,033	$16,850
7/31/2020	$22,132	$19,474	$17,801
8/31/2020	$22,821	$20,004	$19,080
9/30/2020	$22,361	$19,724	$18,355
10/31/2020	$22,266	$19,748	$17,867
11/30/2020	$25,432	$22,400	$19,823
12/31/2020	$26,911	$23,475	$20,585
1/31/2021	$27,213	$23,397	$20,377
2/28/2021	$27,851	$23,796	$20,939
3/31/2021	$27,448	$23,342	$21,856
4/30/2021	$28,997	$24,654	$23,022
5/31/2021	$28,575	$24,277	$23,183
6/30/2021	$30,002	$25,927	$23,724
7/31/2021	$31,053	$26,194	$24,288
8/31/2021	$31,388	$27,039	$25,026
9/30/2021	$30,022	$25,730	$23,863
10/31/2021	$31,761	$27,534	$25,534
11/30/2021	$30,549	$26,370	$25,357
12/31/2021	$31,460	$26,463	$26,494
1/31/2022	$26,945	$23,048	$25,123
2/28/2022	$26,470	$22,768	$24,371
3/31/2022	$27,026	$23,134	$25,276
4/30/2022	$23,897	$20,529	$23,071
5/31/2022	$23,253	$19,734	$23,114
6/30/2022	$21,119	$18,259	$21,206
7/31/2022	$23,843	$20,494	$23,161
8/31/2022	$22,639	$19,822	$22,217
9/30/2022	$20,586	$18,140	$20,170
10/31/2022	$21,713	$19,566	$21,804
11/30/2022	$23,158	$20,630	$23,022
12/31/2022	$21,838	$19,392	$21,696
1/31/2023	$24,126	$21,084	$23,059
2/28/2023	$23,851	$20,876	$22,496
3/31/2023	$24,250	$21,163	$23,322
4/30/2023	$23,529	$20,857	$23,686
5/31/2023	$23,604	$20,870	$23,789
6/30/2023	$25,786	$22,483	$25,361
7/31/2023	$26,308	$23,163	$26,176
8/31/2023	$24,652	$22,399	$25,759
9/30/2023	$22,919	$21,308	$24,531
10/31/2023	$21,394	$20,221	$24,015
11/30/2023	$23,821	$22,688	$26,208
12/31/2023	$26,174	$24,408	$27,399
1/31/2024	$25,557	$24,276	$27,859
2/29/2024	$27,357	$26,102	$29,347
3/31/2024	$28,039	$26,726	$30,291
4/30/2024	$26,257	$25,174	$29,054
5/31/2024	$26,722	$25,442	$30,494
6/30/2024	$26,450	$25,867	$31,589
7/31/2024	$26,633	$26,024	$31,973
8/31/2024	$26,980	$26,670	$32,749
9/30/2024	$27,959	$27,559	$33,448
10/31/2024	$27,037	$28,040	$33,145
11/30/2024	$28,980	$31,778	$35,090
12/31/2024	$26,876	$29,803	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	2.68%	8.48%	10.39%
Russell MidCap® Growth Index	22.10%	11.47%	11.54%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 950,541,677
Holdings Count | Holding			69
Advisory Fees Paid, Amount			$ 6,479,094
InvestmentCompanyPortfolioTurnover			60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$950,541,677 # of Portfolio Holdings69 Total Advisory Fees Paid$6,479,094 Portfolio Turnover Rate60%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Communications	7.7%
Financial	8.6%
Consumer, Cyclical	17.0%
Industrial	18.8%
Consumer, Non-Cyclical	23.2%
Technology	23.8%

Material Fund Change [Text Block]
C000078098
Shareholder Report [Line Items]
Fund Name			Mid-Cap Value Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.93%

Expenses Paid, Amount			$ 98
Expense Ratio, Percent			0.93%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the consumer staples and information technology sectors were key contributors to performance relative to the benchmark index, the Russell Midcap Value Index.

+ An overweight (relative to the benchmark index) to food distributor US Foods added to performance as the stock appreciated  with the company’s accelerating volumes and improving efficiency, driving margins and earnings higher.

+ Dell Technologies, Inc. contributed as the technology company’s stock increased as it continues to meet revenue and earnings expectations.

Top detractors from performance:

- Holdings in the underperforming Energy and Industrials sectors detracted from relative returns.

- Holdings in oil services and oil exploration & production companies including Weatherford, Tidewater, Halliburton, and Chord Energy lagged as North American drilling activity was weaker than expected, influenced by weaker commodity prices, negatively impacting stock prices.

- Not owning defensive pipeline companies Williams and Kinder Morgan weighed on returns as shares of these issuers increased.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Mid-Cap Value (Class I)	Russell MidCap® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,705	$9,857	$9,700
2/28/2015	$10,238	$10,261	$10,257
3/31/2015	$10,234	$10,242	$10,095
4/30/2015	$10,118	$10,126	$10,192
5/31/2015	$10,343	$10,305	$10,323
6/30/2015	$10,040	$10,041	$10,123
7/31/2015	$10,189	$10,027	$10,335
8/31/2015	$9,716	$9,553	$9,712
9/30/2015	$9,481	$9,234	$9,471
10/31/2015	$10,103	$9,798	$10,270
11/30/2015	$10,264	$9,826	$10,301
12/31/2015	$9,963	$9,522	$10,138
1/31/2016	$9,118	$8,996	$9,635
2/29/2016	$9,131	$9,059	$9,622
3/31/2016	$9,961	$9,895	$10,275
4/30/2016	$10,119	$10,108	$10,315
5/31/2016	$10,415	$10,273	$10,500
6/30/2016	$10,290	$10,367	$10,527
7/31/2016	$10,732	$10,806	$10,915
8/31/2016	$10,896	$10,783	$10,931
9/30/2016	$10,894	$10,828	$10,933
10/31/2016	$10,568	$10,566	$10,733
11/30/2016	$11,353	$11,227	$11,131
12/31/2016	$11,486	$11,426	$11,351
1/31/2017	$11,749	$11,618	$11,566
2/28/2017	$12,047	$11,943	$12,025
3/31/2017	$11,972	$11,856	$12,039
4/30/2017	$11,909	$11,878	$12,163
5/31/2017	$12,005	$11,842	$12,334
6/30/2017	$12,196	$12,018	$12,411
7/31/2017	$12,352	$12,177	$12,666
8/31/2017	$12,184	$11,950	$12,705
9/30/2017	$12,621	$12,275	$12,967
10/31/2017	$12,800	$12,374	$13,270
11/30/2017	$13,179	$12,793	$13,677
12/31/2017	$13,262	$12,951	$13,829
1/31/2018	$13,767	$13,248	$14,621
2/28/2018	$13,240	$12,596	$14,082
3/31/2018	$13,190	$12,627	$13,724
4/30/2018	$13,160	$12,689	$13,777
5/31/2018	$13,221	$12,827	$14,108
6/30/2018	$13,088	$12,931	$14,195
7/31/2018	$13,509	$13,282	$14,724
8/31/2018	$13,675	$13,463	$15,203
9/30/2018	$13,565	$13,357	$15,290
10/31/2018	$12,368	$12,394	$14,245
11/30/2018	$12,636	$12,692	$14,535
12/31/2018	$11,300	$11,359	$13,223
1/31/2019	$12,485	$12,529	$14,282
2/28/2019	$12,959	$12,927	$14,741
3/31/2019	$12,823	$12,992	$15,027
4/30/2019	$13,463	$13,420	$15,636
5/31/2019	$12,680	$12,558	$14,642
6/30/2019	$13,524	$13,407	$15,674
7/31/2019	$13,803	$13,518	$15,899
8/31/2019	$13,445	$13,041	$15,648
9/30/2019	$13,815	$13,571	$15,940
10/31/2019	$13,847	$13,644	$16,286
11/30/2019	$14,301	$14,007	$16,877
12/31/2019	$14,683	$14,433	$17,386
1/31/2020	$14,339	$14,153	$17,379
2/29/2020	$12,890	$12,751	$15,949
3/31/2020	$10,211	$9,857	$13,979
4/30/2020	$11,557	$11,173	$15,771
5/31/2020	$12,088	$11,691	$16,522
6/30/2020	$12,048	$11,823	$16,850
7/31/2020	$12,541	$12,381	$17,801
8/31/2020	$13,044	$12,872	$19,080
9/30/2020	$12,705	$12,580	$18,355
10/31/2020	$12,846	$12,697	$17,867
11/30/2020	$14,860	$14,480	$19,823
12/31/2020	$15,493	$15,150	$20,585
1/31/2021	$15,273	$15,115	$20,377
2/28/2021	$16,660	$16,286	$20,939
3/31/2021	$17,615	$17,127	$21,856
4/30/2021	$18,525	$17,955	$23,022
5/31/2021	$18,985	$18,310	$23,183
6/30/2021	$18,583	$18,097	$23,724
7/31/2021	$18,569	$18,209	$24,288
8/31/2021	$18,791	$18,599	$25,026
9/30/2021	$18,266	$17,914	$23,863
10/31/2021	$19,083	$18,868	$25,534
11/30/2021	$18,419	$18,294	$25,357
12/31/2021	$19,681	$19,443	$26,494
1/31/2022	$19,310	$18,613	$25,123
2/28/2022	$19,427	$18,526	$24,371
3/31/2022	$19,583	$19,089	$25,276
4/30/2022	$18,524	$17,955	$23,071
5/31/2022	$18,794	$18,300	$23,114
6/30/2022	$16,887	$16,288	$21,206
7/31/2022	$18,233	$17,690	$23,161
8/31/2022	$17,652	$17,148	$22,217
9/30/2022	$16,113	$15,485	$20,170
10/31/2022	$17,958	$16,948	$21,804
11/30/2022	$19,067	$18,019	$23,022
12/31/2022	$18,251	$17,104	$21,696
1/31/2023	$19,750	$18,485	$23,059
2/28/2023	$19,287	$17,893	$22,496
3/31/2023	$18,504	$17,330	$23,322
4/30/2023	$18,607	$17,331	$23,686
5/31/2023	$17,930	$16,562	$23,789
6/30/2023	$19,628	$17,998	$25,361
7/31/2023	$20,232	$18,782	$26,176
8/31/2023	$19,773	$18,117	$25,759
9/30/2023	$19,032	$17,196	$24,531
10/31/2023	$18,257	$16,344	$24,015
11/30/2023	$19,869	$17,885	$26,208
12/31/2023	$21,242	$19,278	$27,399
1/31/2024	$20,908	$18,933	$27,859
2/29/2024	$22,118	$19,837	$29,347
3/31/2024	$23,175	$20,864	$30,291
4/30/2024	$21,937	$19,772	$29,054
5/31/2024	$22,603	$20,482	$30,494
6/30/2024	$22,163	$20,154	$31,589
7/31/2024	$23,352	$21,372	$31,973
8/31/2024	$23,589	$21,775	$32,749
9/30/2024	$23,905	$22,185	$33,448
10/31/2024	$23,520	$21,906	$33,145
11/30/2024	$25,198	$23,519	$35,090
12/31/2024	$23,432	$21,798	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.31%	9.80%	8.89%
Russell MidCap® Value Index	13.07%	8.59%	8.10%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 326,731,566
Holdings Count | Holding			130
Advisory Fees Paid, Amount			$ 2,681,785
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$326,731,566 # of Portfolio Holdings130 Total Advisory Fees Paid$2,681,785 Portfolio Turnover Rate59%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.9%
Others (each less than 3.0%)	2.6%
Basic Materials	4.0%
Utilities	5.0%
Energy	5.4%
Technology	8.0%
Consumer, Non-Cyclical	10.9%
Consumer, Cyclical	11.5%
Industrial	24.4%
Financial	25.3%

Material Fund Change [Text Block]
C000098969
Shareholder Report [Line Items]
Fund Name			Mid-Cap Value Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$78	0.74%

Expenses Paid, Amount			$ 78
Expense Ratio, Percent			0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the consumer staples and information technology sectors were key contributors to performance relative to the benchmark index, the Russell Midcap Value Index.

+ An overweight (relative to the benchmark index) to food distributor US Foods added to performance as the stock appreciated  with the company’s accelerating volumes and improving efficiency, driving margins and earnings higher.

+ Dell Technologies, Inc. contributed as the technology company’s stock increased as it continues to meet revenue and earnings expectations.

Top detractors from performance:

- Holdings in the underperforming Energy and Industrials sectors detracted from relative returns.

- Holdings in oil services and oil exploration & production companies including Weatherford, Tidewater, Halliburton, and Chord Energy lagged as North American drilling activity was weaker than expected, influenced by weaker commodity prices, negatively impacting stock prices.

- Not owning defensive pipeline companies Williams and Kinder Morgan weighed on returns as shares of these issuers increased.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Mid-Cap Value (Class P)	Russell MidCap® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,707	$9,857	$9,700
2/28/2015	$10,242	$10,261	$10,257
3/31/2015	$10,239	$10,242	$10,095
4/30/2015	$10,124	$10,126	$10,192
5/31/2015	$10,351	$10,305	$10,323
6/30/2015	$10,050	$10,041	$10,123
7/31/2015	$10,201	$10,027	$10,335
8/31/2015	$9,729	$9,553	$9,712
9/30/2015	$9,495	$9,234	$9,471
10/31/2015	$10,120	$9,798	$10,270
11/30/2015	$10,283	$9,826	$10,301
12/31/2015	$9,983	$9,522	$10,138
1/31/2016	$9,138	$8,996	$9,635
2/29/2016	$9,153	$9,059	$9,622
3/31/2016	$9,986	$9,895	$10,275
4/30/2016	$10,145	$10,108	$10,315
5/31/2016	$10,445	$10,273	$10,500
6/30/2016	$10,321	$10,367	$10,527
7/31/2016	$10,766	$10,806	$10,915
8/31/2016	$10,932	$10,783	$10,931
9/30/2016	$10,932	$10,828	$10,933
10/31/2016	$10,606	$10,566	$10,733
11/30/2016	$11,397	$11,227	$11,131
12/31/2016	$11,532	$11,426	$11,351
1/31/2017	$11,798	$11,618	$11,566
2/28/2017	$12,099	$11,943	$12,025
3/31/2017	$12,025	$11,856	$12,039
4/30/2017	$11,964	$11,878	$12,163
5/31/2017	$12,063	$11,842	$12,334
6/30/2017	$12,257	$12,018	$12,411
7/31/2017	$12,416	$12,177	$12,666
8/31/2017	$12,249	$11,950	$12,705
9/30/2017	$12,690	$12,275	$12,967
10/31/2017	$12,872	$12,374	$13,270
11/30/2017	$13,256	$12,793	$13,677
12/31/2017	$13,341	$12,951	$13,829
1/31/2018	$13,852	$13,248	$14,621
2/28/2018	$13,324	$12,596	$14,082
3/31/2018	$13,275	$12,627	$13,724
4/30/2018	$13,247	$12,689	$13,777
5/31/2018	$13,312	$12,827	$14,108
6/30/2018	$13,179	$12,931	$14,195
7/31/2018	$13,606	$13,282	$14,724
8/31/2018	$13,775	$13,463	$15,203
9/30/2018	$13,666	$13,357	$15,290
10/31/2018	$12,463	$12,394	$14,245
11/30/2018	$12,735	$12,692	$14,535
12/31/2018	$11,391	$11,359	$13,223
1/31/2019	$12,587	$12,529	$14,282
2/28/2019	$13,067	$12,927	$14,741
3/31/2019	$12,932	$12,992	$15,027
4/30/2019	$13,580	$13,420	$15,636
5/31/2019	$12,792	$12,558	$14,642
6/30/2019	$13,645	$13,407	$15,674
7/31/2019	$13,930	$13,518	$15,899
8/31/2019	$13,571	$13,041	$15,648
9/30/2019	$13,947	$13,571	$15,940
10/31/2019	$13,981	$13,644	$16,286
11/30/2019	$14,442	$14,007	$16,877
12/31/2019	$14,830	$14,433	$17,386
1/31/2020	$14,486	$14,153	$17,379
2/29/2020	$13,024	$12,751	$15,949
3/31/2020	$10,319	$9,857	$13,979
4/30/2020	$11,681	$11,173	$15,771
5/31/2020	$12,219	$11,691	$16,522
6/30/2020	$12,181	$11,823	$16,850
7/31/2020	$12,682	$12,381	$17,801
8/31/2020	$13,193	$12,872	$19,080
9/30/2020	$12,852	$12,580	$18,355
10/31/2020	$12,996	$12,697	$17,867
11/30/2020	$15,036	$14,480	$19,823
12/31/2020	$15,680	$15,150	$20,585
1/31/2021	$15,460	$15,115	$20,377
2/28/2021	$16,866	$16,286	$20,939
3/31/2021	$17,836	$17,127	$21,856
4/30/2021	$18,761	$17,955	$23,022
5/31/2021	$19,229	$18,310	$23,183
6/30/2021	$18,826	$18,097	$23,724
7/31/2021	$18,815	$18,209	$24,288
8/31/2021	$19,043	$18,599	$25,026
9/30/2021	$18,513	$17,914	$23,863
10/31/2021	$19,346	$18,868	$25,534
11/30/2021	$18,675	$18,294	$25,357
12/31/2021	$19,958	$19,443	$26,494
1/31/2022	$19,585	$18,613	$25,123
2/28/2022	$19,707	$18,526	$24,371
3/31/2022	$19,869	$19,089	$25,276
4/30/2022	$18,797	$17,955	$23,071
5/31/2022	$19,075	$18,300	$23,114
6/30/2022	$17,142	$16,288	$21,206
7/31/2022	$18,511	$17,690	$23,161
8/31/2022	$17,925	$17,148	$22,217
9/30/2022	$16,364	$15,485	$20,170
10/31/2022	$18,241	$16,948	$21,804
11/30/2022	$19,371	$18,019	$23,022
12/31/2022	$18,545	$17,104	$21,696
1/31/2023	$20,071	$18,485	$23,059
2/28/2023	$19,604	$17,893	$22,496
3/31/2023	$18,812	$17,330	$23,322
4/30/2023	$18,919	$17,331	$23,686
5/31/2023	$18,234	$16,562	$23,789
6/30/2023	$19,964	$17,998	$25,361
7/31/2023	$20,582	$18,782	$26,176
8/31/2023	$20,118	$18,117	$25,759
9/30/2023	$19,367	$17,196	$24,531
10/31/2023	$18,583	$16,344	$24,015
11/30/2023	$20,227	$17,885	$26,208
12/31/2023	$21,628	$19,278	$27,399
1/31/2024	$21,291	$18,933	$27,859
2/29/2024	$22,526	$19,837	$29,347
3/31/2024	$23,607	$20,864	$30,291
4/30/2024	$22,350	$19,772	$29,054
5/31/2024	$23,033	$20,482	$30,494
6/30/2024	$22,587	$20,154	$31,589
7/31/2024	$23,803	$21,372	$31,973
8/31/2024	$24,049	$21,775	$32,749
9/30/2024	$24,375	$22,185	$33,448
10/31/2024	$23,987	$21,906	$33,145
11/30/2024	$25,702	$23,519	$35,090
12/31/2024	$23,905	$21,798	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	10.53%	10.02%	9.11%
Russell MidCap® Value Index	13.07%	8.59%	8.10%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 326,731,566
Holdings Count | Holding			130
Advisory Fees Paid, Amount			$ 2,681,785
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$326,731,566 # of Portfolio Holdings130 Total Advisory Fees Paid$2,681,785 Portfolio Turnover Rate59%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.9%
Others (each less than 3.0%)	2.6%
Basic Materials	4.0%
Utilities	5.0%
Energy	5.4%
Technology	8.0%
Consumer, Non-Cyclical	10.9%
Consumer, Cyclical	11.5%
Industrial	24.4%
Financial	25.3%

Material Fund Change [Text Block]
C000253933
Shareholder Report [Line Items]
Fund Name			QQQ Plus Bond Alpha Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of October 15, 2024 (Fund Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.66%

Expenses Paid, Amount			$ 14
Expense Ratio, Percent			0.66%
Material Change Date		Oct. 15, 2024
AssetsNet			$ 206,712,910
Holdings Count | Holding			288
Advisory Fees Paid, Amount			$ 65,990
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$206,712,910 # of Portfolio Holdings288 Total Advisory Fees Paid$65,990 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	11.1%
Derivatives	(5.2%)
Others (each less than 3.0%)	1.9%
Asset-Backed Securities	5.1%
U.S. Treasury Obligations	9.9%
Short-Term Investments	31.0%
Corporate Bonds & Notes	46.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 15, 2024. For more complete information, you may review the Fund’s

October 15, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Underlying Fund Risk was added to the Fund during the

             reporting period.

Material Fund Change Risks Change [Text Block]			* Underlying Fund Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since October 15, 2024. For more complete information, you may review the Fund’s

October 15, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000253934
Shareholder Report [Line Items]
Fund Name			QQQ Plus Bond Alpha Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of October 15, 2024 (Fund Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.46%

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.46%
Material Change Date		Oct. 15, 2024
AssetsNet			$ 206,712,910
Holdings Count | Holding			288
Advisory Fees Paid, Amount			$ 65,990
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$206,712,910 # of Portfolio Holdings288 Total Advisory Fees Paid$65,990 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	11.1%
Derivatives	(5.2%)
Others (each less than 3.0%)	1.9%
Asset-Backed Securities	5.1%
U.S. Treasury Obligations	9.9%
Short-Term Investments	31.0%
Corporate Bonds & Notes	46.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 15, 2024. For more complete information, you may review the Fund’s

October 15, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Underlying Fund Risk was added to the Fund during the

             reporting period.

Material Fund Change Risks Change [Text Block]			* Underlying Fund Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since October 15, 2024. For more complete information, you may review the Fund’s

October 15, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078087
Shareholder Report [Line Items]
Fund Name			Small-Cap Equity Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.92%

Expenses Paid, Amount			$ 96
Expense Ratio, Percent			0.92%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-sub-advised by Blackrock Investment Management, LLC (“BlackRock”) and Franklin Mutual Advisers, LLC (“Franklin”). The following are separate discussions from each co-sub-adviser.

BlackRock managed portion

Top contributors to performance:

+ Key contributors to performance were the financials, industrials and information technology sectors.

+ Returns from cash holdings contributed to performance.

Top detractors from performance:

- Key detractors to performance were the consumer discretionary, energy and health care sectors.

- The cost of futures to equitize cash and security mis-weights detracted from performance.

Franklin managed portion

Top contributors to performance:

+ Restaurant operator Brinker was a key contributor to performance (relative to its benchmark index, the Russell 2000 Value Index) as it saw strong traffic trends at its core Chili’s restaurants.

+ ACI Worldwide, a payments company, aided performance due to improving demand and a large share repurchase program.

Top detractors from performance:

- The United Kingdom energy services company John Wood hurt relative performance after its acquisition by a Middle Eastern company fell through.

- Shares of Veren, a Canada-based oil and gas producer, fell amid weak oil price due to concerns about global demand.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Equity (Class I)	Russell 2000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,512	$9,584	$9,700
2/28/2015	$10,005	$10,029	$10,257
3/31/2015	$10,106	$10,198	$10,095
4/30/2015	$10,000	$9,980	$10,192
5/31/2015	$10,060	$10,063	$10,323
6/30/2015	$10,084	$10,076	$10,123
7/31/2015	$9,853	$9,798	$10,335
8/31/2015	$9,384	$9,317	$9,712
9/30/2015	$8,955	$8,994	$9,471
10/31/2015	$9,523	$9,498	$10,270
11/30/2015	$9,735	$9,768	$10,301
12/31/2015	$9,212	$9,253	$10,138
1/31/2016	$8,677	$8,632	$9,635
2/29/2016	$8,750	$8,690	$9,622
3/31/2016	$9,502	$9,411	$10,275
4/30/2016	$9,654	$9,610	$10,315
5/31/2016	$9,838	$9,786	$10,500
6/30/2016	$10,017	$9,816	$10,527
7/31/2016	$10,488	$10,346	$10,915
8/31/2016	$10,715	$10,603	$10,931
9/30/2016	$10,774	$10,686	$10,933
10/31/2016	$10,449	$10,335	$10,733
11/30/2016	$11,633	$11,707	$11,131
12/31/2016	$12,014	$12,190	$11,351
1/31/2017	$11,977	$12,103	$11,566
2/28/2017	$12,089	$12,278	$12,025
3/31/2017	$11,984	$12,174	$12,039
4/30/2017	$12,104	$12,222	$12,163
5/31/2017	$11,761	$11,842	$12,334
6/30/2017	$12,045	$12,256	$12,411
7/31/2017	$12,127	$12,333	$12,666
8/31/2017	$11,824	$12,030	$12,705
9/30/2017	$12,589	$12,882	$12,967
10/31/2017	$12,771	$12,899	$13,270
11/30/2017	$13,152	$13,272	$13,677
12/31/2017	$13,062	$13,146	$13,829
1/31/2018	$13,186	$13,308	$14,621
2/28/2018	$12,565	$12,642	$14,082
3/31/2018	$12,764	$12,799	$13,724
4/30/2018	$12,892	$13,020	$13,777
5/31/2018	$13,545	$13,778	$14,108
6/30/2018	$13,571	$13,861	$14,195
7/31/2018	$13,802	$14,106	$14,724
8/31/2018	$14,112	$14,442	$15,203
9/30/2018	$13,744	$14,084	$15,290
10/31/2018	$12,516	$12,823	$14,245
11/30/2018	$12,822	$13,029	$14,535
12/31/2018	$11,376	$11,455	$13,223
1/31/2019	$12,546	$12,707	$14,282
2/28/2019	$13,055	$13,201	$14,741
3/31/2019	$12,688	$12,821	$15,027
4/30/2019	$13,171	$13,306	$15,636
5/31/2019	$12,013	$12,219	$14,642
6/30/2019	$12,791	$12,997	$15,674
7/31/2019	$12,912	$13,018	$15,899
8/31/2019	$12,330	$12,291	$15,648
9/30/2019	$13,010	$12,923	$15,940
10/31/2019	$13,371	$13,236	$16,286
11/30/2019	$13,633	$13,545	$16,877
12/31/2019	$14,101	$14,020	$17,386
1/31/2020	$13,415	$13,263	$17,379
2/29/2020	$12,033	$11,975	$15,949
3/31/2020	$9,301	$9,020	$13,979
4/30/2020	$10,439	$10,133	$15,771
5/31/2020	$10,899	$10,424	$16,522
6/30/2020	$11,239	$10,726	$16,850
7/31/2020	$11,496	$10,947	$17,801
8/31/2020	$12,006	$11,536	$19,080
9/30/2020	$11,410	$11,000	$18,355
10/31/2020	$11,811	$11,393	$17,867
11/30/2020	$13,855	$13,593	$19,823
12/31/2020	$14,865	$14,669	$20,585
1/31/2021	$15,351	$15,441	$20,377
2/28/2021	$16,945	$16,892	$20,939
3/31/2021	$17,945	$17,775	$21,856
4/30/2021	$18,381	$18,134	$23,022
5/31/2021	$18,823	$18,698	$23,183
6/30/2021	$18,340	$18,585	$23,724
7/31/2021	$17,869	$17,920	$24,288
8/31/2021	$18,363	$18,400	$25,026
9/30/2021	$17,922	$18,031	$23,863
10/31/2021	$18,476	$18,719	$25,534
11/30/2021	$17,849	$18,079	$25,357
12/31/2021	$18,798	$18,816	$26,494
1/31/2022	$17,930	$17,719	$25,123
2/28/2022	$18,194	$18,013	$24,371
3/31/2022	$18,253	$18,365	$25,276
4/30/2022	$16,908	$16,940	$23,071
5/31/2022	$17,292	$17,265	$23,114
6/30/2022	$15,486	$15,559	$21,206
7/31/2022	$16,948	$17,066	$23,161
8/31/2022	$16,337	$16,526	$22,217
9/30/2022	$14,828	$14,842	$20,170
10/31/2022	$16,649	$16,711	$21,804
11/30/2022	$17,346	$17,221	$23,022
12/31/2022	$16,369	$16,091	$21,696
1/31/2023	$17,899	$17,627	$23,059
2/28/2023	$17,518	$17,220	$22,496
3/31/2023	$16,483	$15,986	$23,322
4/30/2023	$16,088	$15,587	$23,686
5/31/2023	$15,621	$15,280	$23,789
6/30/2023	$16,955	$16,494	$25,361
7/31/2023	$17,970	$17,739	$26,176
8/31/2023	$17,220	$16,885	$25,759
9/30/2023	$16,312	$16,006	$24,531
10/31/2023	$15,397	$15,051	$24,015
11/30/2023	$16,626	$16,406	$26,208
12/31/2023	$18,492	$18,448	$27,399
1/31/2024	$17,822	$17,610	$27,859
2/29/2024	$18,393	$18,186	$29,347
3/31/2024	$19,226	$18,983	$30,291
4/30/2024	$18,095	$17,774	$29,054
5/31/2024	$18,960	$18,605	$30,494
6/30/2024	$18,574	$18,291	$31,589
7/31/2024	$20,786	$20,520	$31,973
8/31/2024	$20,452	$20,135	$32,749
9/30/2024	$20,355	$20,148	$33,448
10/31/2024	$20,099	$19,833	$33,145
11/30/2024	$22,157	$21,746	$35,090
12/31/2024	$20,286	$19,934	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.70%	7.54%	7.33%
Russell 2000® Value Index	8.05%	7.29%	7.14%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 411,317,850
Holdings Count | Holding			1,458
Advisory Fees Paid, Amount			$ 1,642,875
InvestmentCompanyPortfolioTurnover			65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$411,317,850 # of Portfolio Holdings1,458 Total Advisory Fees Paid$1,642,875 Portfolio Turnover Rate65%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.0%
Derivatives	0.0%
Others (each less than 3.0%)	5.3%
Basic Materials	4.0%
Technology	4.1%
Energy	4.8%
Consumer, Non-Cyclical	9.4%
Consumer, Cyclical	11.9%
Industrial	23.1%
Financial	36.4%

Material Fund Change [Text Block]
C000098959
Shareholder Report [Line Items]
Fund Name			Small-Cap Equity Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$76	0.72%

Expenses Paid, Amount			$ 76
Expense Ratio, Percent			0.72%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-sub-advised by Blackrock Investment Management, LLC (“BlackRock”) and Franklin Mutual Advisers, LLC (“Franklin”). The following are separate discussions from each co-sub-adviser.

BlackRock managed portion

Top contributors to performance:

+ Key contributors to performance were the financials, industrials and information technology sectors.

+ Returns from cash holdings contributed to performance.

Top detractors from performance:

- Key detractors to performance were the consumer discretionary, energy and health care sectors.

- The cost of futures to equitize cash and security mis-weights detracted from performance.

Franklin managed portion

Top contributors to performance:

+ Restaurant operator Brinker was a key contributor to performance (relative to its benchmark index, the Russell 2000 Value Index) as it saw strong traffic trends at its core Chili’s restaurants.

+ ACI Worldwide, a payments company, aided performance due to improving demand and a large share repurchase program.

Top detractors from performance:

- The United Kingdom energy services company John Wood hurt relative performance after its acquisition by a Middle Eastern company fell through.

- Shares of Veren, a Canada-based oil and gas producer, fell amid weak oil price due to concerns about global demand.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Equity (Class P)	Russell 2000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,513	$9,584	$9,700
2/28/2015	$10,009	$10,029	$10,257
3/31/2015	$10,111	$10,198	$10,095
4/30/2015	$10,007	$9,980	$10,192
5/31/2015	$10,069	$10,063	$10,323
6/30/2015	$10,094	$10,076	$10,123
7/31/2015	$9,864	$9,798	$10,335
8/31/2015	$9,396	$9,317	$9,712
9/30/2015	$8,969	$8,994	$9,471
10/31/2015	$9,539	$9,498	$10,270
11/30/2015	$9,753	$9,768	$10,301
12/31/2015	$9,230	$9,253	$10,138
1/31/2016	$8,696	$8,632	$9,635
2/29/2016	$8,770	$8,690	$9,622
3/31/2016	$9,526	$9,411	$10,275
4/30/2016	$9,680	$9,610	$10,315
5/31/2016	$9,866	$9,786	$10,500
6/30/2016	$10,046	$9,816	$10,527
7/31/2016	$10,521	$10,346	$10,915
8/31/2016	$10,751	$10,603	$10,931
9/30/2016	$10,812	$10,686	$10,933
10/31/2016	$10,487	$10,335	$10,733
11/30/2016	$11,677	$11,707	$11,131
12/31/2016	$12,062	$12,190	$11,351
1/31/2017	$12,027	$12,103	$11,566
2/28/2017	$12,141	$12,278	$12,025
3/31/2017	$12,037	$12,174	$12,039
4/30/2017	$12,160	$12,222	$12,163
5/31/2017	$11,818	$11,842	$12,334
6/30/2017	$12,105	$12,256	$12,411
7/31/2017	$12,189	$12,333	$12,666
8/31/2017	$11,887	$12,030	$12,705
9/30/2017	$12,657	$12,882	$12,967
10/31/2017	$12,843	$12,899	$13,270
11/30/2017	$13,229	$13,272	$13,677
12/31/2017	$13,140	$13,146	$13,829
1/31/2018	$13,267	$13,308	$14,621
2/28/2018	$12,644	$12,642	$14,082
3/31/2018	$12,847	$12,799	$13,724
4/30/2018	$12,978	$13,020	$13,777
5/31/2018	$13,637	$13,778	$14,108
6/30/2018	$13,665	$13,861	$14,195
7/31/2018	$13,901	$14,106	$14,724
8/31/2018	$14,215	$14,442	$15,203
9/30/2018	$13,847	$14,084	$15,290
10/31/2018	$12,612	$12,823	$14,245
11/30/2018	$12,922	$13,029	$14,535
12/31/2018	$11,466	$11,455	$13,223
1/31/2019	$12,648	$12,707	$14,282
2/28/2019	$13,163	$13,201	$14,741
3/31/2019	$12,796	$12,821	$15,027
4/30/2019	$13,284	$13,306	$15,636
5/31/2019	$12,118	$12,219	$14,642
6/30/2019	$12,905	$12,997	$15,674
7/31/2019	$13,030	$13,018	$15,899
8/31/2019	$12,445	$12,291	$15,648
9/30/2019	$13,134	$12,923	$15,940
10/31/2019	$13,500	$13,236	$16,286
11/30/2019	$13,767	$13,545	$16,877
12/31/2019	$14,242	$14,020	$17,386
1/31/2020	$13,551	$13,263	$17,379
2/29/2020	$12,157	$11,975	$15,949
3/31/2020	$9,399	$9,020	$13,979
4/30/2020	$10,550	$10,133	$15,771
5/31/2020	$11,017	$10,424	$16,522
6/30/2020	$11,363	$10,726	$16,850
7/31/2020	$11,625	$10,947	$17,801
8/31/2020	$12,142	$11,536	$19,080
9/30/2020	$11,541	$11,000	$18,355
10/31/2020	$11,948	$11,393	$17,867
11/30/2020	$14,018	$13,593	$19,823
12/31/2020	$15,043	$14,669	$20,585
1/31/2021	$15,537	$15,441	$20,377
2/28/2021	$17,154	$16,892	$20,939
3/31/2021	$18,169	$17,775	$21,856
4/30/2021	$18,614	$18,134	$23,022
5/31/2021	$19,065	$18,698	$23,183
6/30/2021	$18,579	$18,585	$23,724
7/31/2021	$18,104	$17,920	$24,288
8/31/2021	$18,608	$18,400	$25,026
9/30/2021	$18,164	$18,031	$23,863
10/31/2021	$18,728	$18,719	$25,534
11/30/2021	$18,097	$18,079	$25,357
12/31/2021	$19,061	$18,816	$26,494
1/31/2022	$18,185	$17,719	$25,123
2/28/2022	$18,455	$18,013	$24,371
3/31/2022	$18,518	$18,365	$25,276
4/30/2022	$17,157	$16,940	$23,071
5/31/2022	$17,549	$17,265	$23,114
6/30/2022	$15,719	$15,559	$21,206
7/31/2022	$17,205	$17,066	$23,161
8/31/2022	$16,589	$16,526	$22,217
9/30/2022	$15,059	$14,842	$20,170
10/31/2022	$16,910	$16,711	$21,804
11/30/2022	$17,621	$17,221	$23,022
12/31/2022	$16,632	$16,091	$21,696
1/31/2023	$18,189	$17,627	$23,059
2/28/2023	$17,805	$17,220	$22,496
3/31/2023	$16,756	$15,986	$23,322
4/30/2023	$16,357	$15,587	$23,686
5/31/2023	$15,885	$15,280	$23,789
6/30/2023	$17,244	$16,494	$25,361
7/31/2023	$18,280	$17,739	$26,176
8/31/2023	$17,519	$16,885	$25,759
9/30/2023	$16,599	$16,006	$24,531
10/31/2023	$15,671	$15,051	$24,015
11/30/2023	$16,924	$16,406	$26,208
12/31/2023	$18,827	$18,448	$27,399
1/31/2024	$18,148	$17,610	$27,859
2/29/2024	$18,731	$18,186	$29,347
3/31/2024	$19,584	$18,983	$30,291
4/30/2024	$18,434	$17,774	$29,054
5/31/2024	$19,319	$18,605	$30,494
6/30/2024	$18,928	$18,291	$31,589
7/31/2024	$21,186	$20,520	$31,973
8/31/2024	$20,849	$20,135	$32,749
9/30/2024	$20,754	$20,148	$33,448
10/31/2024	$20,496	$19,833	$33,145
11/30/2024	$22,599	$21,746	$35,090
12/31/2024	$20,694	$19,934	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	9.92%	7.76%	7.54%
Russell 2000® Value Index	8.05%	7.29%	7.14%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 411,317,850
Holdings Count | Holding			1,458
Advisory Fees Paid, Amount			$ 1,642,875
InvestmentCompanyPortfolioTurnover			65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$411,317,850 # of Portfolio Holdings1,458 Total Advisory Fees Paid$1,642,875 Portfolio Turnover Rate65%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.0%
Derivatives	0.0%
Others (each less than 3.0%)	5.3%
Basic Materials	4.0%
Technology	4.1%
Energy	4.8%
Consumer, Non-Cyclical	9.4%
Consumer, Cyclical	11.9%
Industrial	23.1%
Financial	36.4%

Material Fund Change [Text Block]
C000078074
Shareholder Report [Line Items]
Fund Name			Small-Cap Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.84%

Expenses Paid, Amount			$ 87
Expense Ratio, Percent			0.84%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the energy sector contributed to relative returns, as TechnipFMC, which makes subsea equipment for oil and gas exploration and production companies, generated strong earnings growth and increased its share repurchase commitment.

+ Performance benefited from an overweight position (relative to its benchmark index, the Russell 2000 Growth Index) in Zeta Global Holdings, an advertising software company that delivered strong revenue growth.

+ Relative performance benefited from an overweight position in Natera as the diagnostics company delivered strong earnings growth as their flagship prenatal tests saw record growth.

Top detractors from performance:

- Security selection within the technology, consumer cyclicals and industrials sectors detracted from relative returns.

- Not owning Super Micro Computer while it was in the benchmark index detracted from relative performance as its shares gained sharply on a surge in demand for the hardware that powers generative AI capabilities in data centers.

- Owning non-benchmark holding Five9 detracted from relative performance as the cloud-based contact center software company stock fell on lowered revenue growth outlook and concerns about AI’s long-term impact on the business.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Growth (Class I)	Russell 2000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,744	$9,772	$9,700
2/28/2015	$10,524	$10,475	$10,257
3/31/2015	$10,722	$10,663	$10,095
4/30/2015	$10,373	$10,349	$10,192
5/31/2015	$10,963	$10,730	$10,323
6/30/2015	$11,065	$10,874	$10,123
7/31/2015	$11,091	$10,918	$10,335
8/31/2015	$9,915	$10,091	$9,712
9/30/2015	$9,317	$9,453	$9,471
10/31/2015	$9,396	$9,990	$10,270
11/30/2015	$9,620	$10,356	$10,301
12/31/2015	$9,165	$9,862	$10,138
1/31/2016	$7,986	$8,793	$9,635
2/29/2016	$7,777	$8,731	$9,622
3/31/2016	$8,232	$9,400	$10,275
4/30/2016	$8,180	$9,494	$10,315
5/31/2016	$8,403	$9,750	$10,500
6/30/2016	$8,408	$9,705	$10,527
7/31/2016	$9,075	$10,339	$10,915
8/31/2016	$9,168	$10,449	$10,931
9/30/2016	$9,328	$10,600	$10,933
10/31/2016	$8,677	$9,941	$10,733
11/30/2016	$9,115	$10,830	$11,131
12/31/2016	$8,939	$10,978	$11,351
1/31/2017	$9,303	$11,156	$11,566
2/28/2017	$9,649	$11,430	$12,025
3/31/2017	$9,694	$11,565	$12,039
4/30/2017	$9,766	$11,778	$12,163
5/31/2017	$9,828	$11,671	$12,334
6/30/2017	$10,094	$12,073	$12,411
7/31/2017	$10,279	$12,176	$12,666
8/31/2017	$10,316	$12,161	$12,705
9/30/2017	$10,814	$12,823	$12,967
10/31/2017	$11,147	$13,022	$13,270
11/30/2017	$11,426	$13,396	$13,677
12/31/2017	$11,640	$13,411	$13,829
1/31/2018	$12,096	$13,934	$14,621
2/28/2018	$12,218	$13,538	$14,082
3/31/2018	$12,496	$13,720	$13,724
4/30/2018	$12,775	$13,733	$13,777
5/31/2018	$14,091	$14,598	$14,108
6/30/2018	$14,386	$14,712	$14,195
7/31/2018	$14,323	$14,965	$14,724
8/31/2018	$16,192	$15,897	$15,203
9/30/2018	$16,151	$15,525	$15,290
10/31/2018	$13,881	$13,560	$14,245
11/30/2018	$13,754	$13,772	$14,535
12/31/2018	$12,287	$12,163	$13,223
1/31/2019	$14,227	$13,568	$14,282
2/28/2019	$15,782	$14,444	$14,741
3/31/2019	$15,612	$14,248	$15,027
4/30/2019	$15,993	$14,682	$15,636
5/31/2019	$15,572	$13,593	$14,642
6/30/2019	$17,028	$14,640	$15,674
7/31/2019	$17,531	$14,783	$15,899
8/31/2019	$16,597	$14,145	$15,648
9/30/2019	$15,095	$14,029	$15,940
10/31/2019	$15,419	$14,428	$16,286
11/30/2019	$15,969	$15,278	$16,877
12/31/2019	$16,207	$15,628	$17,386
1/31/2020	$16,556	$15,456	$17,379
2/29/2020	$15,902	$14,340	$15,949
3/31/2020	$13,450	$11,601	$13,979
4/30/2020	$15,736	$13,329	$15,771
5/31/2020	$17,513	$14,589	$16,522
6/30/2020	$18,163	$15,149	$16,850
7/31/2020	$19,187	$15,670	$17,801
8/31/2020	$20,247	$16,589	$19,080
9/30/2020	$20,206	$16,234	$18,355
10/31/2020	$20,335	$16,357	$17,867
11/30/2020	$22,891	$19,241	$19,823
12/31/2020	$25,214	$21,040	$20,585
1/31/2021	$25,613	$22,054	$20,377
2/28/2021	$26,003	$22,782	$20,939
3/31/2021	$25,476	$22,066	$21,856
4/30/2021	$26,754	$22,547	$23,022
5/31/2021	$26,349	$21,903	$23,183
6/30/2021	$27,450	$22,930	$23,724
7/31/2021	$27,375	$22,095	$24,288
8/31/2021	$28,370	$22,496	$25,026
9/30/2021	$27,102	$21,634	$23,863
10/31/2021	$28,168	$22,647	$25,534
11/30/2021	$26,047	$21,541	$25,357
12/31/2021	$25,640	$21,636	$26,494
1/31/2022	$22,058	$18,736	$25,123
2/28/2022	$21,863	$18,818	$24,371
3/31/2022	$21,490	$18,904	$25,276
4/30/2022	$19,209	$16,585	$23,071
5/31/2022	$19,009	$16,272	$23,114
6/30/2022	$17,463	$15,264	$21,206
7/31/2022	$19,176	$16,973	$23,161
8/31/2022	$18,638	$16,814	$22,217
9/30/2022	$16,885	$15,301	$20,170
10/31/2022	$18,209	$16,754	$21,804
11/30/2022	$18,940	$17,026	$23,022
12/31/2022	$17,968	$15,933	$21,696
1/31/2023	$19,899	$17,518	$23,059
2/28/2023	$19,431	$17,329	$22,496
3/31/2023	$19,215	$16,901	$23,322
4/30/2023	$19,140	$16,705	$23,686
5/31/2023	$18,379	$16,708	$23,789
6/30/2023	$19,877	$18,093	$25,361
7/31/2023	$20,668	$18,939	$26,176
8/31/2023	$19,798	$17,953	$25,759
9/30/2023	$18,593	$16,769	$24,531
10/31/2023	$17,398	$15,476	$24,015
11/30/2023	$18,759	$16,885	$26,208
12/31/2023	$20,519	$18,906	$27,399
1/31/2024	$20,250	$18,300	$27,859
2/29/2024	$21,459	$19,787	$29,347
3/31/2024	$21,926	$20,340	$30,291
4/30/2024	$20,523	$18,774	$29,054
5/31/2024	$21,075	$19,779	$30,494
6/30/2024	$21,092	$19,746	$31,589
7/31/2024	$22,061	$21,363	$31,973
8/31/2024	$21,992	$21,126	$32,749
9/30/2024	$21,885	$21,407	$33,448
10/31/2024	$21,864	$21,123	$33,145
11/30/2024	$23,643	$23,713	$35,090
12/31/2024	$21,863	$21,772	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.55%	6.17%	8.14%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 405,895,209
Holdings Count | Holding			113
Advisory Fees Paid, Amount			$ 2,221,807
InvestmentCompanyPortfolioTurnover			108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$405,895,209 # of Portfolio Holdings113 Total Advisory Fees Paid$2,221,807 Portfolio Turnover Rate108%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	6.0%
Energy	6.4%
Consumer, Cyclical	7.8%
Financial	8.9%
Industrial	19.1%
Technology	22.7%
Consumer, Non-Cyclical	29.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Technology Sector Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098947
Shareholder Report [Line Items]
Fund Name			Small-Cap Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$66	0.64%

Expenses Paid, Amount			$ 66
Expense Ratio, Percent			0.64%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the energy sector contributed to relative returns, as TechnipFMC, which makes subsea equipment for oil and gas exploration and production companies, generated strong earnings growth and increased its share repurchase commitment.

+ Performance benefited from an overweight position (relative to its benchmark index, the Russell 2000 Growth Index) in Zeta Global Holdings, an advertising software company that delivered strong revenue growth.

+ Relative performance benefited from an overweight position in Natera as the diagnostics company delivered strong earnings growth as their flagship prenatal tests saw record growth.

Top detractors from performance:

- Security selection within the technology, consumer cyclicals and industrials sectors detracted from relative returns.

- Not owning Super Micro Computer while it was in the benchmark index detracted from relative performance as its shares gained sharply on a surge in demand for the hardware that powers generative AI capabilities in data centers.

- Owning non-benchmark holding Five9 detracted from relative performance as the cloud-based contact center software company stock fell on lowered revenue growth outlook and concerns about AI’s long-term impact on the business.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Growth (Class P)	Russell 2000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,746	$9,772	$9,700
2/28/2015	$10,528	$10,475	$10,257
3/31/2015	$10,728	$10,663	$10,095
4/30/2015	$10,379	$10,349	$10,192
5/31/2015	$10,972	$10,730	$10,323
6/30/2015	$11,076	$10,874	$10,123
7/31/2015	$11,104	$10,918	$10,335
8/31/2015	$9,928	$10,091	$9,712
9/30/2015	$9,331	$9,453	$9,471
10/31/2015	$9,412	$9,990	$10,270
11/30/2015	$9,637	$10,356	$10,301
12/31/2015	$9,183	$9,862	$10,138
1/31/2016	$8,003	$8,793	$9,635
2/29/2016	$7,795	$8,731	$9,622
3/31/2016	$8,253	$9,400	$10,275
4/30/2016	$8,202	$9,494	$10,315
5/31/2016	$8,427	$9,750	$10,500
6/30/2016	$8,433	$9,705	$10,527
7/31/2016	$9,103	$10,339	$10,915
8/31/2016	$9,199	$10,449	$10,931
9/30/2016	$9,360	$10,600	$10,933
10/31/2016	$8,709	$9,941	$10,733
11/30/2016	$9,150	$10,830	$11,131
12/31/2016	$8,975	$10,978	$11,351
1/31/2017	$9,341	$11,156	$11,566
2/28/2017	$9,691	$11,430	$12,025
3/31/2017	$9,737	$11,565	$12,039
4/30/2017	$9,811	$11,778	$12,163
5/31/2017	$9,875	$11,671	$12,334
6/30/2017	$10,144	$12,073	$12,411
7/31/2017	$10,331	$12,176	$12,666
8/31/2017	$10,370	$12,161	$12,705
9/30/2017	$10,873	$12,823	$12,967
10/31/2017	$11,210	$13,022	$13,270
11/30/2017	$11,491	$13,396	$13,677
12/31/2017	$11,709	$13,411	$13,829
1/31/2018	$12,170	$13,934	$14,621
2/28/2018	$12,294	$13,538	$14,082
3/31/2018	$12,576	$13,720	$13,724
4/30/2018	$12,858	$13,733	$13,777
5/31/2018	$14,186	$14,598	$14,108
6/30/2018	$14,485	$14,712	$14,195
7/31/2018	$14,424	$14,965	$14,724
8/31/2018	$16,309	$15,897	$15,203
9/30/2018	$16,269	$15,525	$15,290
10/31/2018	$13,985	$13,560	$14,245
11/30/2018	$13,859	$13,772	$14,535
12/31/2018	$12,383	$12,163	$13,223
1/31/2019	$14,340	$13,568	$14,282
2/28/2019	$15,909	$14,444	$14,741
3/31/2019	$15,742	$14,248	$15,027
4/30/2019	$16,128	$14,682	$15,636
5/31/2019	$15,706	$13,593	$14,642
6/30/2019	$17,178	$14,640	$15,674
7/31/2019	$17,688	$14,783	$15,899
8/31/2019	$16,749	$14,145	$15,648
9/30/2019	$15,235	$14,029	$15,940
10/31/2019	$15,566	$14,428	$16,286
11/30/2019	$16,123	$15,278	$16,877
12/31/2019	$16,366	$15,628	$17,386
1/31/2020	$16,722	$15,456	$17,379
2/29/2020	$16,063	$14,340	$15,949
3/31/2020	$13,589	$11,601	$13,979
4/30/2020	$15,901	$13,329	$15,771
5/31/2020	$17,700	$14,589	$16,522
6/30/2020	$18,359	$15,149	$16,850
7/31/2020	$19,398	$15,670	$17,801
8/31/2020	$20,473	$16,589	$19,080
9/30/2020	$20,435	$16,234	$18,355
10/31/2020	$20,568	$16,357	$17,867
11/30/2020	$23,158	$19,241	$19,823
12/31/2020	$25,512	$21,040	$20,585
1/31/2021	$25,921	$22,054	$20,377
2/28/2021	$26,320	$22,782	$20,939
3/31/2021	$25,790	$22,066	$21,856
4/30/2021	$27,088	$22,547	$23,022
5/31/2021	$26,683	$21,903	$23,183
6/30/2021	$27,803	$22,930	$23,724
7/31/2021	$27,731	$22,095	$24,288
8/31/2021	$28,744	$22,496	$25,026
9/30/2021	$27,464	$21,634	$23,863
10/31/2021	$28,548	$22,647	$25,534
11/30/2021	$26,404	$21,541	$25,357
12/31/2021	$25,995	$21,636	$26,494
1/31/2022	$22,367	$18,736	$25,123
2/28/2022	$22,173	$18,818	$24,371
3/31/2022	$21,799	$18,904	$25,276
4/30/2022	$19,489	$16,585	$23,071
5/31/2022	$19,288	$16,272	$23,114
6/30/2022	$17,723	$15,264	$21,206
7/31/2022	$19,465	$16,973	$23,161
8/31/2022	$18,922	$16,814	$22,217
9/30/2022	$17,145	$15,301	$20,170
10/31/2022	$18,492	$16,754	$21,804
11/30/2022	$19,238	$17,026	$23,022
12/31/2022	$18,254	$15,933	$21,696
1/31/2023	$20,219	$17,518	$23,059
2/28/2023	$19,746	$17,329	$22,496
3/31/2023	$19,530	$16,901	$23,322
4/30/2023	$19,457	$16,705	$23,686
5/31/2023	$18,687	$16,708	$23,789
6/30/2023	$20,213	$18,093	$25,361
7/31/2023	$21,021	$18,939	$26,176
8/31/2023	$20,140	$17,953	$25,759
9/30/2023	$18,917	$16,769	$24,531
10/31/2023	$17,704	$15,476	$24,015
11/30/2023	$19,092	$16,885	$26,208
12/31/2023	$20,887	$18,906	$27,399
1/31/2024	$20,617	$18,300	$27,859
2/29/2024	$21,851	$19,787	$29,347
3/31/2024	$22,330	$20,340	$30,291
4/30/2024	$20,905	$18,774	$29,054
5/31/2024	$21,470	$19,779	$30,494
6/30/2024	$21,491	$19,746	$31,589
7/31/2024	$22,483	$21,363	$31,973
8/31/2024	$22,416	$21,126	$32,749
9/30/2024	$22,311	$21,407	$33,448
10/31/2024	$22,293	$21,123	$33,145
11/30/2024	$24,111	$23,713	$35,090
12/31/2024	$22,299	$21,772	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	6.76%	6.38%	8.35%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 405,895,209
Holdings Count | Holding			113
Advisory Fees Paid, Amount			$ 2,221,807
InvestmentCompanyPortfolioTurnover			108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$405,895,209 # of Portfolio Holdings113 Total Advisory Fees Paid$2,221,807 Portfolio Turnover Rate108%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	6.0%
Energy	6.4%
Consumer, Cyclical	7.8%
Financial	8.9%
Industrial	19.1%
Technology	22.7%
Consumer, Non-Cyclical	29.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Technology Sector Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078116
Shareholder Report [Line Items]
Fund Name			Small-Cap Index Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	0.56%

Expenses Paid, Amount			$ 59
Expense Ratio, Percent			0.56%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell 2000 Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the Information Technology, Industrials and Financial sectors.

+ An additional contributor to relative performance was returns from cash holdings and security litigation payments.

Top detractors from performance:

- Key detractors to the performance for the benchmark index  were the Energy, Materials and Utilities sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Index (Class I)	Russell 2000® Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,674	$9,678	$9,700
2/28/2015	$10,245	$10,253	$10,257
3/31/2015	$10,418	$10,432	$10,095
4/30/2015	$10,145	$10,165	$10,192
5/31/2015	$10,372	$10,398	$10,323
6/30/2015	$10,447	$10,475	$10,123
7/31/2015	$10,320	$10,354	$10,335
8/31/2015	$9,663	$9,703	$9,712
9/30/2015	$9,187	$9,227	$9,471
10/31/2015	$9,702	$9,747	$10,270
11/30/2015	$10,015	$10,064	$10,301
12/31/2015	$9,507	$9,559	$10,138
1/31/2016	$8,667	$8,718	$9,635
2/29/2016	$8,665	$8,718	$9,622
3/31/2016	$9,353	$9,413	$10,275
4/30/2016	$9,496	$9,561	$10,315
5/31/2016	$9,704	$9,777	$10,500
6/30/2016	$9,695	$9,770	$10,527
7/31/2016	$10,270	$10,354	$10,915
8/31/2016	$10,446	$10,537	$10,931
9/30/2016	$10,558	$10,654	$10,933
10/31/2016	$10,052	$10,148	$10,733
11/30/2016	$11,168	$11,279	$11,131
12/31/2016	$11,472	$11,595	$11,351
1/31/2017	$11,514	$11,641	$11,566
2/28/2017	$11,731	$11,866	$12,025
3/31/2017	$11,744	$11,881	$12,039
4/30/2017	$11,869	$12,012	$12,163
5/31/2017	$11,619	$11,767	$12,334
6/30/2017	$12,014	$12,174	$12,411
7/31/2017	$12,098	$12,264	$12,666
8/31/2017	$11,939	$12,108	$12,705
9/30/2017	$12,680	$12,864	$12,967
10/31/2017	$12,782	$12,974	$13,270
11/30/2017	$13,145	$13,348	$13,677
12/31/2017	$13,085	$13,294	$13,829
1/31/2018	$13,421	$13,641	$14,621
2/28/2018	$12,896	$13,113	$14,082
3/31/2018	$13,055	$13,283	$13,724
4/30/2018	$13,163	$13,397	$13,777
5/31/2018	$13,956	$14,211	$14,108
6/30/2018	$14,046	$14,312	$14,195
7/31/2018	$14,283	$14,562	$14,724
8/31/2018	$14,895	$15,190	$15,203
9/30/2018	$14,529	$14,824	$15,290
10/31/2018	$12,946	$13,214	$14,245
11/30/2018	$13,145	$13,424	$14,535
12/31/2018	$11,574	$11,830	$13,223
1/31/2019	$12,870	$13,160	$14,282
2/28/2019	$13,533	$13,845	$14,741
3/31/2019	$13,241	$13,555	$15,027
4/30/2019	$13,684	$14,015	$15,636
5/31/2019	$12,615	$12,925	$14,642
6/30/2019	$13,499	$13,839	$15,674
7/31/2019	$13,570	$13,918	$15,899
8/31/2019	$12,892	$13,231	$15,648
9/30/2019	$13,155	$13,507	$15,940
10/31/2019	$13,496	$13,862	$16,286
11/30/2019	$14,046	$14,433	$16,877
12/31/2019	$14,443	$14,849	$17,386
1/31/2020	$13,971	$14,373	$17,379
2/29/2020	$12,788	$13,163	$15,949
3/31/2020	$9,995	$10,303	$13,979
4/30/2020	$11,361	$11,718	$15,771
5/31/2020	$12,099	$12,481	$16,522
6/30/2020	$12,517	$12,922	$16,850
7/31/2020	$12,857	$13,280	$17,801
8/31/2020	$13,578	$14,028	$19,080
9/30/2020	$13,120	$13,559	$18,355
10/31/2020	$13,389	$13,843	$17,867
11/30/2020	$15,849	$16,395	$19,823
12/31/2020	$17,210	$17,813	$20,585
1/31/2021	$18,074	$18,709	$20,377
2/28/2021	$19,193	$19,876	$20,939
3/31/2021	$19,380	$20,075	$21,856
4/30/2021	$19,785	$20,497	$23,022
5/31/2021	$19,809	$20,539	$23,183
6/30/2021	$20,182	$20,937	$23,724
7/31/2021	$19,444	$20,181	$24,288
8/31/2021	$19,870	$20,632	$25,026
9/30/2021	$19,277	$20,024	$23,863
10/31/2021	$20,090	$20,876	$25,534
11/30/2021	$19,242	$20,006	$25,357
12/31/2021	$19,660	$20,453	$26,494
1/31/2022	$17,762	$18,484	$25,123
2/28/2022	$17,944	$18,681	$24,371
3/31/2022	$18,160	$18,914	$25,276
4/30/2022	$16,354	$17,039	$23,071
5/31/2022	$16,374	$17,065	$23,114
6/30/2022	$15,017	$15,661	$21,206
7/31/2022	$16,575	$17,296	$23,161
8/31/2022	$16,228	$16,942	$22,217
9/30/2022	$14,665	$15,319	$20,170
10/31/2022	$16,274	$17,005	$21,804
11/30/2022	$16,646	$17,402	$23,022
12/31/2022	$15,559	$16,273	$21,696
1/31/2023	$17,071	$17,859	$23,059
2/28/2023	$16,777	$17,557	$22,496
3/31/2023	$15,970	$16,718	$23,322
4/30/2023	$15,675	$16,418	$23,686
5/31/2023	$15,526	$16,266	$23,789
6/30/2023	$16,774	$17,589	$25,361
7/31/2023	$17,781	$18,664	$26,176
8/31/2023	$16,880	$17,731	$25,759
9/30/2023	$15,877	$16,687	$24,531
10/31/2023	$14,789	$15,549	$24,015
11/30/2023	$16,121	$16,956	$26,208
12/31/2023	$18,079	$19,028	$27,399
1/31/2024	$17,369	$18,288	$27,859
2/29/2024	$18,341	$19,322	$29,347
3/31/2024	$18,987	$20,013	$30,291
4/30/2024	$17,643	$18,605	$29,054
5/31/2024	$18,520	$19,538	$30,494
6/30/2024	$18,339	$19,357	$31,589
7/31/2024	$20,188	$21,324	$31,973
8/31/2024	$19,877	$21,006	$32,749
9/30/2024	$20,006	$21,152	$33,448
10/31/2024	$19,705	$20,847	$33,145
11/30/2024	$21,856	$23,134	$35,090
12/31/2024	$20,038	$21,223	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.84%	6.77%	7.20%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 698,464,963
Holdings Count | Holding			1,972
Advisory Fees Paid, Amount			$ 2,245,742
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$698,464,963 # of Portfolio Holdings1,972 Total Advisory Fees Paid$2,245,742 Portfolio Turnover Rate22%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Derivatives	(0.1%)
Others (each less than 3.0%)	2.7%
Basic Materials	3.2%
Communications	4.3%
Energy	5.1%
Technology	10.1%
Consumer, Cyclical	10.9%
Industrial	16.2%
Consumer, Non-Cyclical	22.9%
Financial	24.6%

Material Fund Change [Text Block]
C000098975
Shareholder Report [Line Items]
Fund Name			Small-Cap Index Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$38	0.36%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.36%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell 2000 Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the Information Technology, Industrials and Financial sectors.

+ An additional contributor to relative performance was returns from cash holdings and security litigation payments.

Top detractors from performance:

- Key detractors to the performance for the benchmark index  were the Energy, Materials and Utilities sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Index (Class P)	Russell 2000® Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,675	$9,678	$9,700
2/28/2015	$10,248	$10,253	$10,257
3/31/2015	$10,423	$10,432	$10,095
4/30/2015	$10,152	$10,165	$10,192
5/31/2015	$10,381	$10,398	$10,323
6/30/2015	$10,457	$10,475	$10,123
7/31/2015	$10,332	$10,354	$10,335
8/31/2015	$9,676	$9,703	$9,712
9/30/2015	$9,200	$9,227	$9,471
10/31/2015	$9,718	$9,747	$10,270
11/30/2015	$10,033	$10,064	$10,301
12/31/2015	$9,526	$9,559	$10,138
1/31/2016	$8,686	$8,718	$9,635
2/29/2016	$8,685	$8,718	$9,622
3/31/2016	$9,376	$9,413	$10,275
4/30/2016	$9,521	$9,561	$10,315
5/31/2016	$9,732	$9,777	$10,500
6/30/2016	$9,724	$9,770	$10,527
7/31/2016	$10,302	$10,354	$10,915
8/31/2016	$10,481	$10,537	$10,931
9/30/2016	$10,595	$10,654	$10,933
10/31/2016	$10,089	$10,148	$10,733
11/30/2016	$11,211	$11,279	$11,131
12/31/2016	$11,518	$11,595	$11,351
1/31/2017	$11,562	$11,641	$11,566
2/28/2017	$11,781	$11,866	$12,025
3/31/2017	$11,796	$11,881	$12,039
4/30/2017	$11,924	$12,012	$12,163
5/31/2017	$11,675	$11,767	$12,334
6/30/2017	$12,073	$12,174	$12,411
7/31/2017	$12,160	$12,264	$12,666
8/31/2017	$12,003	$12,108	$12,705
9/30/2017	$12,749	$12,864	$12,967
10/31/2017	$12,854	$12,974	$13,270
11/30/2017	$13,221	$13,348	$13,677
12/31/2017	$13,164	$13,294	$13,829
1/31/2018	$13,504	$13,641	$14,621
2/28/2018	$12,978	$13,113	$14,082
3/31/2018	$13,140	$13,283	$13,724
4/30/2018	$13,251	$13,397	$13,777
5/31/2018	$14,051	$14,211	$14,108
6/30/2018	$14,144	$14,312	$14,195
7/31/2018	$14,385	$14,562	$14,724
8/31/2018	$15,004	$15,190	$15,203
9/30/2018	$14,638	$14,824	$15,290
10/31/2018	$13,045	$13,214	$14,245
11/30/2018	$13,248	$13,424	$14,535
12/31/2018	$11,666	$11,830	$13,223
1/31/2019	$12,974	$13,160	$14,282
2/28/2019	$13,645	$13,845	$14,741
3/31/2019	$13,353	$13,555	$15,027
4/30/2019	$13,802	$14,015	$15,636
5/31/2019	$12,726	$12,925	$14,642
6/30/2019	$13,620	$13,839	$15,674
7/31/2019	$13,694	$13,918	$15,899
8/31/2019	$13,013	$13,231	$15,648
9/30/2019	$13,279	$13,507	$15,940
10/31/2019	$13,626	$13,862	$16,286
11/30/2019	$14,184	$14,433	$16,877
12/31/2019	$14,588	$14,849	$17,386
1/31/2020	$14,113	$14,373	$17,379
2/29/2020	$12,920	$13,163	$15,949
3/31/2020	$10,100	$10,303	$13,979
4/30/2020	$11,483	$11,718	$15,771
5/31/2020	$12,230	$12,481	$16,522
6/30/2020	$12,654	$12,922	$16,850
7/31/2020	$13,000	$13,280	$17,801
8/31/2020	$13,732	$14,028	$19,080
9/30/2020	$13,271	$13,559	$18,355
10/31/2020	$13,546	$13,843	$17,867
11/30/2020	$16,036	$16,395	$19,823
12/31/2020	$17,417	$17,813	$20,585
1/31/2021	$18,294	$18,709	$20,377
2/28/2021	$19,430	$19,876	$20,939
3/31/2021	$19,622	$20,075	$21,856
4/30/2021	$20,035	$20,497	$23,022
5/31/2021	$20,064	$20,539	$23,183
6/30/2021	$20,445	$20,937	$23,724
7/31/2021	$19,700	$20,181	$24,288
8/31/2021	$20,135	$20,632	$25,026
9/30/2021	$19,538	$20,024	$23,863
10/31/2021	$20,365	$20,876	$25,534
11/30/2021	$19,509	$20,006	$25,357
12/31/2021	$19,936	$20,453	$26,494
1/31/2022	$18,014	$18,484	$25,123
2/28/2022	$18,202	$18,681	$24,371
3/31/2022	$18,423	$18,914	$25,276
4/30/2022	$16,594	$17,039	$23,071
5/31/2022	$16,617	$17,065	$23,114
6/30/2022	$15,243	$15,661	$21,206
7/31/2022	$16,827	$17,296	$23,161
8/31/2022	$16,477	$16,942	$22,217
9/30/2022	$14,893	$15,319	$20,170
10/31/2022	$16,530	$17,005	$21,804
11/30/2022	$16,911	$17,402	$23,022
12/31/2022	$15,809	$16,273	$21,696
1/31/2023	$17,349	$17,859	$23,059
2/28/2023	$17,052	$17,557	$22,496
3/31/2023	$16,235	$16,718	$23,322
4/30/2023	$15,937	$16,418	$23,686
5/31/2023	$15,788	$16,266	$23,789
6/30/2023	$17,060	$17,589	$25,361
7/31/2023	$18,088	$18,664	$26,176
8/31/2023	$17,174	$17,731	$25,759
9/30/2023	$16,157	$16,687	$24,531
10/31/2023	$15,052	$15,549	$24,015
11/30/2023	$16,410	$16,956	$26,208
12/31/2023	$18,406	$19,028	$27,399
1/31/2024	$17,686	$18,288	$27,859
2/29/2024	$18,679	$19,322	$29,347
3/31/2024	$19,341	$20,013	$30,291
4/30/2024	$17,975	$18,605	$29,054
5/31/2024	$18,871	$19,538	$30,494
6/30/2024	$18,689	$19,357	$31,589
7/31/2024	$20,578	$21,324	$31,973
8/31/2024	$20,263	$21,006	$32,749
9/30/2024	$20,398	$21,152	$33,448
10/31/2024	$20,096	$20,847	$33,145
11/30/2024	$22,293	$23,134	$35,090
12/31/2024	$20,442	$21,223	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	11.06%	6.98%	7.41%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 698,464,963
Holdings Count | Holding			1,972
Advisory Fees Paid, Amount			$ 2,245,742
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$698,464,963 # of Portfolio Holdings1,972 Total Advisory Fees Paid$2,245,742 Portfolio Turnover Rate22%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Derivatives	(0.1%)
Others (each less than 3.0%)	2.7%
Basic Materials	3.2%
Communications	4.3%
Energy	5.1%
Technology	10.1%
Consumer, Cyclical	10.9%
Industrial	16.2%
Consumer, Non-Cyclical	22.9%
Financial	24.6%

Material Fund Change [Text Block]
C000253936
Shareholder Report [Line Items]
Fund Name			Small-Cap Plus Bond Alpha Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.70%

Expenses Paid, Amount			$ 12
Expense Ratio, Percent			0.70%
AssetsNet			$ 94,294,798
Holdings Count | Holding			244
Advisory Fees Paid, Amount			$ 38,147
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$94,294,798 # of Portfolio Holdings244 Total Advisory Fees Paid$38,147 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.1%
Derivatives	(5.9%)
Others (each less than 3.0%)	2.5%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	10.4%
Short-Term Investments	28.7%
Corporate Bonds & Notes	48.8%

Material Fund Change [Text Block]
C000253935
Shareholder Report [Line Items]
Fund Name			Small-Cap Plus Bond Alpha Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$8	0.50%

Expenses Paid, Amount			$ 8
Expense Ratio, Percent			0.50%
AssetsNet			$ 94,294,798
Holdings Count | Holding			244
Advisory Fees Paid, Amount			$ 38,147
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$94,294,798 # of Portfolio Holdings244 Total Advisory Fees Paid$38,147 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.1%
Derivatives	(5.9%)
Others (each less than 3.0%)	2.5%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	10.4%
Short-Term Investments	28.7%
Corporate Bonds & Notes	48.8%

Material Fund Change [Text Block]
C000078075
Shareholder Report [Line Items]
Fund Name			Small-Cap Value Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.88%

Expenses Paid, Amount			$ 91
Expense Ratio, Percent			0.88%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

American Century Investment Management, Inc., through its division Avantis Investors (“Avantis”) assumed management of the Fund from AllianceBernstein L.P. (“AB”) on May 1, 2024. The following are discussions from each sub-adviser for the period it managed the Fund.

Avantis

Top contributors to performance:

+ A higher allocation (relative to the benchmark index, the Russell 2000 Value Index) to stocks trading at lower price-to-book ratios contributed to performance.

+ From a sector standpoint, a lower allocation to health care companies contributed.

Top detractors from performance:

- Overweight positions in the energy and consumer discretionary sectors weighed on relative results.

- Not holding real estate investment trusts detracted from relative results.

AB

Top contributors to performance:

+ Aerospace materials firm ATI, Inc. contributed to performance as its stock price rose as the result of financial results, better than-expected sales, and share repurchase.

+ Encore Wire added to performance after announcing an agreement to be purchased by Prysmian Group.

Top detractors from performance:

- Shares of telecommunications company Calix detracted as the company reported lower guidance driven by a number of customers who had paused their purchases.

- Integra Lifesciences detracted after the medical device company offered weaker guidance driven by supply chain bottlenecks.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Value (Class I)	Russell 2000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,574	$9,584	$9,700
2/28/2015	$10,189	$10,029	$10,257
3/31/2015	$10,372	$10,198	$10,095
4/30/2015	$10,185	$9,980	$10,192
5/31/2015	$10,337	$10,063	$10,323
6/30/2015	$10,208	$10,076	$10,123
7/31/2015	$10,020	$9,798	$10,335
8/31/2015	$9,583	$9,317	$9,712
9/30/2015	$9,244	$8,994	$9,471
10/31/2015	$9,812	$9,498	$10,270
11/30/2015	$10,130	$9,768	$10,301
12/31/2015	$9,566	$9,253	$10,138
1/31/2016	$8,968	$8,632	$9,635
2/29/2016	$9,145	$8,690	$9,622
3/31/2016	$9,970	$9,411	$10,275
4/30/2016	$10,034	$9,610	$10,315
5/31/2016	$10,147	$9,786	$10,500
6/30/2016	$9,994	$9,816	$10,527
7/31/2016	$10,589	$10,346	$10,915
8/31/2016	$10,862	$10,603	$10,931
9/30/2016	$10,925	$10,686	$10,933
10/31/2016	$10,638	$10,335	$10,733
11/30/2016	$12,088	$11,707	$11,131
12/31/2016	$12,398	$12,190	$11,351
1/31/2017	$12,407	$12,103	$11,566
2/28/2017	$12,471	$12,278	$12,025
3/31/2017	$12,365	$12,174	$12,039
4/30/2017	$12,374	$12,222	$12,163
5/31/2017	$12,107	$11,842	$12,334
6/30/2017	$12,356	$12,256	$12,411
7/31/2017	$12,513	$12,333	$12,666
8/31/2017	$11,976	$12,030	$12,705
9/30/2017	$12,970	$12,882	$12,967
10/31/2017	$13,143	$12,899	$13,270
11/30/2017	$13,480	$13,272	$13,677
12/31/2017	$13,471	$13,146	$13,829
1/31/2018	$13,671	$13,308	$14,621
2/28/2018	$12,965	$12,642	$14,082
3/31/2018	$13,151	$12,799	$13,724
4/30/2018	$13,441	$13,020	$13,777
5/31/2018	$13,933	$13,778	$14,108
6/30/2018	$13,949	$13,861	$14,195
7/31/2018	$14,131	$14,106	$14,724
8/31/2018	$14,394	$14,442	$15,203
9/30/2018	$14,108	$14,084	$15,290
10/31/2018	$12,681	$12,823	$14,245
11/30/2018	$12,863	$13,029	$14,535
12/31/2018	$11,276	$11,455	$13,223
1/31/2019	$12,617	$12,707	$14,282
2/28/2019	$13,028	$13,201	$14,741
3/31/2019	$12,594	$12,821	$15,027
4/30/2019	$13,091	$13,306	$15,636
5/31/2019	$11,985	$12,219	$14,642
6/30/2019	$12,943	$12,997	$15,674
7/31/2019	$13,136	$13,018	$15,899
8/31/2019	$12,256	$12,291	$15,648
9/30/2019	$12,825	$12,923	$15,940
10/31/2019	$12,968	$13,236	$16,286
11/30/2019	$13,451	$13,545	$16,877
12/31/2019	$13,823	$14,020	$17,386
1/31/2020	$13,073	$13,263	$17,379
2/29/2020	$11,659	$11,975	$15,949
3/31/2020	$8,587	$9,020	$13,979
4/30/2020	$9,842	$10,133	$15,771
5/31/2020	$10,184	$10,424	$16,522
6/30/2020	$10,417	$10,726	$16,850
7/31/2020	$10,702	$10,947	$17,801
8/31/2020	$11,068	$11,536	$19,080
9/30/2020	$10,564	$11,000	$18,355
10/31/2020	$11,105	$11,393	$17,867
11/30/2020	$13,111	$13,593	$19,823
12/31/2020	$14,298	$14,669	$20,585
1/31/2021	$14,729	$15,441	$20,377
2/28/2021	$16,831	$16,892	$20,939
3/31/2021	$17,953	$17,775	$21,856
4/30/2021	$18,595	$18,134	$23,022
5/31/2021	$19,238	$18,698	$23,183
6/30/2021	$18,520	$18,585	$23,724
7/31/2021	$18,042	$17,920	$24,288
8/31/2021	$18,557	$18,400	$25,026
9/30/2021	$18,413	$18,031	$23,863
10/31/2021	$19,093	$18,719	$25,534
11/30/2021	$18,395	$18,079	$25,357
12/31/2021	$19,389	$18,816	$26,494
1/31/2022	$18,487	$17,719	$25,123
2/28/2022	$18,624	$18,013	$24,371
3/31/2022	$18,316	$18,365	$25,276
4/30/2022	$16,858	$16,940	$23,071
5/31/2022	$17,269	$17,265	$23,114
6/30/2022	$15,479	$15,559	$21,206
7/31/2022	$17,041	$17,066	$23,161
8/31/2022	$16,278	$16,526	$22,217
9/30/2022	$14,667	$14,842	$20,170
10/31/2022	$16,623	$16,711	$21,804
11/30/2022	$17,167	$17,221	$23,022
12/31/2022	$16,130	$16,091	$21,696
1/31/2023	$17,644	$17,627	$23,059
2/28/2023	$17,376	$17,220	$22,496
3/31/2023	$16,039	$15,986	$23,322
4/30/2023	$15,449	$15,587	$23,686
5/31/2023	$14,833	$15,280	$23,789
6/30/2023	$16,095	$16,494	$25,361
7/31/2023	$17,020	$17,739	$26,176
8/31/2023	$16,304	$16,885	$25,759
9/30/2023	$15,393	$16,006	$24,531
10/31/2023	$14,431	$15,051	$24,015
11/30/2023	$15,540	$16,406	$26,208
12/31/2023	$17,344	$18,448	$27,399
1/31/2024	$16,589	$17,610	$27,859
2/29/2024	$17,119	$18,186	$29,347
3/31/2024	$18,004	$18,983	$30,291
4/30/2024	$16,712	$17,774	$29,054
5/31/2024	$17,535	$18,605	$30,494
6/30/2024	$16,998	$18,291	$31,589
7/31/2024	$18,833	$20,520	$31,973
8/31/2024	$18,146	$20,135	$32,749
9/30/2024	$18,236	$20,148	$33,448
10/31/2024	$17,989	$19,833	$33,145
11/30/2024	$20,027	$21,746	$35,090
12/31/2024	$18,417	$19,934	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.18%	5.91%	6.30%
Russell 2000® Value Index	8.05%	7.29%	7.14%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Description [Text Block]
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 348,023,388
Holdings Count | Holding			550
Advisory Fees Paid, Amount			$ 1,909,741
InvestmentCompanyPortfolioTurnover			124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$348,023,388 # of Portfolio Holdings550 Total Advisory Fees Paid$1,909,741 Portfolio Turnover Rate124%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.3%
Others (each less than 3.0%)	1.4%
Basic Materials	3.6%
Communications	4.0%
Consumer, Non-Cyclical	9.2%
Energy	14.9%
Industrial	18.0%
Consumer, Cyclical	18.3%
Financial	30.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective May 1, 2024, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

          * Effective May 1, 2024, the Fund's definitions of a small-capitalization company and a U.S. company were modified.

          * Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund.

Material Fund Change Expenses [Text Block]			* Effective May 1, 2024, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.
Material Fund Change Strategies [Text Block]			* Effective May 1, 2024, the Fund's definitions of a small-capitalization company and a U.S. company were modified.
Material Fund Change Adviser [Text Block]			* Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098948
Shareholder Report [Line Items]
Fund Name			Small-Cap Value Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$70	0.68%

Expenses Paid, Amount			$ 70
Expense Ratio, Percent			0.68%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

American Century Investment Management, Inc., through its division Avantis Investors (“Avantis”) assumed management of the Fund from AllianceBernstein L.P. (“AB”) on May 1, 2024. The following are discussions from each sub-adviser for the period it managed the Fund.

Avantis

Top contributors to performance:

+ A higher allocation (relative to the benchmark index, the Russell 2000 Value Index) to stocks trading at lower price-to-book ratios contributed to performance.

+ From a sector standpoint, a lower allocation to health care companies contributed.

Top detractors from performance:

- Overweight positions in the energy and consumer discretionary sectors weighed on relative results.

- Not holding real estate investment trusts detracted from relative results.

AB

Top contributors to performance:

+ Aerospace materials firm ATI, Inc. contributed to performance as its stock price rose as the result of financial results, better than-expected sales, and share repurchase.

+ Encore Wire added to performance after announcing an agreement to be purchased by Prysmian Group.

Top detractors from performance:

- Shares of telecommunications company Calix detracted as the company reported lower guidance driven by a number of customers who had paused their purchases.

- Integra Lifesciences detracted after the medical device company offered weaker guidance driven by supply chain bottlenecks.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Value (Class P)	Russell 2000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,575	$9,584	$9,700
2/28/2015	$10,192	$10,029	$10,257
3/31/2015	$10,377	$10,198	$10,095
4/30/2015	$10,192	$9,980	$10,192
5/31/2015	$10,346	$10,063	$10,323
6/30/2015	$10,218	$10,076	$10,123
7/31/2015	$10,031	$9,798	$10,335
8/31/2015	$9,596	$9,317	$9,712
9/30/2015	$9,258	$8,994	$9,471
10/31/2015	$9,829	$9,498	$10,270
11/30/2015	$10,148	$9,768	$10,301
12/31/2015	$9,585	$9,253	$10,138
1/31/2016	$8,988	$8,632	$9,635
2/29/2016	$9,166	$8,690	$9,622
3/31/2016	$9,995	$9,411	$10,275
4/30/2016	$10,060	$9,610	$10,315
5/31/2016	$10,175	$9,786	$10,500
6/30/2016	$10,024	$9,816	$10,527
7/31/2016	$10,622	$10,346	$10,915
8/31/2016	$10,898	$10,603	$10,931
9/30/2016	$10,963	$10,686	$10,933
10/31/2016	$10,677	$10,335	$10,733
11/30/2016	$12,134	$11,707	$11,131
12/31/2016	$12,447	$12,190	$11,351
1/31/2017	$12,458	$12,103	$11,566
2/28/2017	$12,524	$12,278	$12,025
3/31/2017	$12,420	$12,174	$12,039
4/30/2017	$12,431	$12,222	$12,163
5/31/2017	$12,165	$11,842	$12,334
6/30/2017	$12,417	$12,256	$12,411
7/31/2017	$12,577	$12,333	$12,666
8/31/2017	$12,040	$12,030	$12,705
9/30/2017	$13,041	$12,882	$12,967
10/31/2017	$13,218	$12,899	$13,270
11/30/2017	$13,558	$13,272	$13,677
12/31/2017	$13,551	$13,146	$13,829
1/31/2018	$13,755	$13,308	$14,621
2/28/2018	$13,047	$12,642	$14,082
3/31/2018	$13,236	$12,799	$13,724
4/30/2018	$13,530	$13,020	$13,777
5/31/2018	$14,027	$13,778	$14,108
6/30/2018	$14,046	$13,861	$14,195
7/31/2018	$14,232	$14,106	$14,724
8/31/2018	$14,499	$14,442	$15,203
9/30/2018	$14,213	$14,084	$15,290
10/31/2018	$12,777	$12,823	$14,245
11/30/2018	$12,964	$13,029	$14,535
12/31/2018	$11,366	$11,455	$13,223
1/31/2019	$12,719	$12,707	$14,282
2/28/2019	$13,136	$13,201	$14,741
3/31/2019	$12,700	$12,821	$15,027
4/30/2019	$13,204	$13,306	$15,636
5/31/2019	$12,090	$12,219	$14,642
6/30/2019	$13,059	$12,997	$15,674
7/31/2019	$13,256	$13,018	$15,899
8/31/2019	$12,370	$12,291	$15,648
9/30/2019	$12,947	$12,923	$15,940
10/31/2019	$13,093	$13,236	$16,286
11/30/2019	$13,583	$13,545	$16,877
12/31/2019	$13,961	$14,020	$17,386
1/31/2020	$13,206	$13,263	$17,379
2/29/2020	$11,779	$11,975	$15,949
3/31/2020	$8,677	$9,020	$13,979
4/30/2020	$9,947	$10,133	$15,771
5/31/2020	$10,294	$10,424	$16,522
6/30/2020	$10,531	$10,726	$16,850
7/31/2020	$10,821	$10,947	$17,801
8/31/2020	$11,193	$11,536	$19,080
9/30/2020	$10,686	$11,000	$18,355
10/31/2020	$11,235	$11,393	$17,867
11/30/2020	$13,266	$13,593	$19,823
12/31/2020	$14,470	$14,669	$20,585
1/31/2021	$14,908	$15,441	$20,377
2/28/2021	$17,038	$16,892	$20,939
3/31/2021	$18,178	$17,775	$21,856
4/30/2021	$18,830	$18,134	$23,022
5/31/2021	$19,485	$18,698	$23,183
6/30/2021	$18,761	$18,585	$23,724
7/31/2021	$18,279	$17,920	$24,288
8/31/2021	$18,805	$18,400	$25,026
9/30/2021	$18,661	$18,031	$23,863
10/31/2021	$19,355	$18,719	$25,534
11/30/2021	$18,650	$18,079	$25,357
12/31/2021	$19,661	$18,816	$26,494
1/31/2022	$18,749	$17,719	$25,123
2/28/2022	$18,892	$18,013	$24,371
3/31/2022	$18,582	$18,365	$25,276
4/30/2022	$17,105	$16,940	$23,071
5/31/2022	$17,526	$17,265	$23,114
6/30/2022	$15,712	$15,559	$21,206
7/31/2022	$17,300	$17,066	$23,161
8/31/2022	$16,528	$16,526	$22,217
9/30/2022	$14,895	$14,842	$20,170
10/31/2022	$16,884	$16,711	$21,804
11/30/2022	$17,440	$17,221	$23,022
12/31/2022	$16,389	$16,091	$21,696
1/31/2023	$17,931	$17,627	$23,059
2/28/2023	$17,661	$17,220	$22,496
3/31/2023	$16,305	$15,986	$23,322
4/30/2023	$15,707	$15,587	$23,686
5/31/2023	$15,084	$15,280	$23,789
6/30/2023	$16,370	$16,494	$25,361
7/31/2023	$17,313	$17,739	$26,176
8/31/2023	$16,588	$16,885	$25,759
9/30/2023	$15,663	$16,006	$24,531
10/31/2023	$14,687	$15,051	$24,015
11/30/2023	$15,819	$16,406	$26,208
12/31/2023	$17,658	$18,448	$27,399
1/31/2024	$16,892	$17,610	$27,859
2/29/2024	$17,435	$18,186	$29,347
3/31/2024	$18,338	$18,983	$30,291
4/30/2024	$17,026	$17,774	$29,054
5/31/2024	$17,867	$18,605	$30,494
6/30/2024	$17,323	$18,291	$31,589
7/31/2024	$19,196	$20,520	$31,973
8/31/2024	$18,499	$20,135	$32,749
9/30/2024	$18,594	$20,148	$33,448
10/31/2024	$18,345	$19,833	$33,145
11/30/2024	$20,427	$21,746	$35,090
12/31/2024	$18,787	$19,934	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	6.40%	6.12%	6.51%
Russell 2000® Value Index	8.05%	7.29%	7.14%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Description [Text Block]
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 348,023,388
Holdings Count | Holding			550
Advisory Fees Paid, Amount			$ 1,909,741
InvestmentCompanyPortfolioTurnover			124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$348,023,388 # of Portfolio Holdings550 Total Advisory Fees Paid$1,909,741 Portfolio Turnover Rate124%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.3%
Others (each less than 3.0%)	1.4%
Basic Materials	3.6%
Communications	4.0%
Consumer, Non-Cyclical	9.2%
Energy	14.9%
Industrial	18.0%
Consumer, Cyclical	18.3%
Financial	30.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective May 1, 2024, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

          * Effective May 1, 2024, the Fund's definitions of a small-capitalization company and a U.S. company were modified.

          * Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund.

Material Fund Change Expenses [Text Block]			* Effective May 1, 2024, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.
Material Fund Change Strategies [Text Block]			* Effective May 1, 2024, the Fund's definitions of a small-capitalization company and a U.S. company were modified.
Material Fund Change Adviser [Text Block]			* Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078084
Shareholder Report [Line Items]
Fund Name			Value Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.88%

Expenses Paid, Amount			$ 92
Expense Ratio, Percent			0.88%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Putnam Investment Management, LLC (“Putnam”) assumed management of the Fund from American Century Investment Management, Inc. (“ACIM”) on November 1, 2024. The following are discussions from each sub-adviser for the period it managed the Fund.

Putnam

Top contributors to performance:

+ Security selection within the financials, utilities, and industrials sectors contributed to relative results.

+ An underweight positioning (relative to the benchmark index, the Russell 1000 Value Index) in the real estate sector contributed to performance.

Top detractors from performance:

- Sector allocation decisions including an overweight to materials and an underweight to financials detracted.

- Security selection in information technology, consumer discretionary, and energy sectors detracted.

ACIM

Top contributors to performance:

+ An overweight to Allstate Corp was a key contributor to performance as the insurance company improved its profitability after implementing policy increases.

+ Not holding Intel helped performance as the shares of the semiconductor company underperformed after the company provided a weaker data center and foundry outlook.

Top detractors from performance:

- Xcel Energy detracted from performance after disclosing its equipment contributed to a wildfire in Texas, exposing the company to liability.

- Roche Holding detracted as the Switzerland-based pharmaceutical company underperformed after it decreased its guidance due to currency headwinds.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Value (Class I)	Russell 1000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,496	$9,600	$9,700
2/28/2015	$10,107	$10,065	$10,257
3/31/2015	$9,989	$9,928	$10,095
4/30/2015	$10,241	$10,021	$10,192
5/31/2015	$10,277	$10,141	$10,323
6/30/2015	$10,081	$9,939	$10,123
7/31/2015	$10,114	$9,982	$10,335
8/31/2015	$9,377	$9,388	$9,712
9/30/2015	$8,970	$9,104	$9,471
10/31/2015	$9,717	$9,791	$10,270
11/30/2015	$9,771	$9,829	$10,301
12/31/2015	$9,395	$9,617	$10,138
1/31/2016	$8,679	$9,120	$9,635
2/29/2016	$8,581	$9,118	$9,622
3/31/2016	$9,208	$9,775	$10,275
4/30/2016	$9,509	$9,980	$10,315
5/31/2016	$9,526	$10,135	$10,500
6/30/2016	$9,379	$10,223	$10,527
7/31/2016	$9,759	$10,520	$10,915
8/31/2016	$10,014	$10,601	$10,931
9/30/2016	$10,022	$10,579	$10,933
10/31/2016	$9,937	$10,415	$10,733
11/30/2016	$10,838	$11,010	$11,131
12/31/2016	$11,039	$11,285	$11,351
1/31/2017	$11,107	$11,365	$11,566
2/28/2017	$11,422	$11,774	$12,025
3/31/2017	$11,252	$11,654	$12,039
4/30/2017	$11,250	$11,632	$12,163
5/31/2017	$11,158	$11,621	$12,334
6/30/2017	$11,408	$11,811	$12,411
7/31/2017	$11,618	$11,967	$12,666
8/31/2017	$11,502	$11,828	$12,705
9/30/2017	$12,095	$12,178	$12,967
10/31/2017	$12,334	$12,267	$13,270
11/30/2017	$12,701	$12,642	$13,677
12/31/2017	$13,000	$12,827	$13,829
1/31/2018	$13,642	$13,323	$14,621
2/28/2018	$12,950	$12,687	$14,082
3/31/2018	$12,666	$12,464	$13,724
4/30/2018	$12,944	$12,505	$13,777
5/31/2018	$13,034	$12,579	$14,108
6/30/2018	$12,982	$12,610	$14,195
7/31/2018	$13,521	$13,109	$14,724
8/31/2018	$13,621	$13,303	$15,203
9/30/2018	$13,620	$13,329	$15,290
10/31/2018	$12,566	$12,639	$14,245
11/30/2018	$12,746	$13,016	$14,535
12/31/2018	$11,392	$11,767	$13,223
1/31/2019	$12,419	$12,682	$14,282
2/28/2019	$12,733	$13,088	$14,741
3/31/2019	$12,706	$13,171	$15,027
4/30/2019	$13,335	$13,638	$15,636
5/31/2019	$12,231	$12,761	$14,642
6/30/2019	$13,057	$13,677	$15,674
7/31/2019	$13,227	$13,791	$15,899
8/31/2019	$12,515	$13,385	$15,648
9/30/2019	$13,019	$13,863	$15,940
10/31/2019	$13,194	$14,056	$16,286
11/30/2019	$13,676	$14,491	$16,877
12/31/2019	$14,208	$14,890	$17,386
1/31/2020	$13,521	$14,569	$17,379
2/29/2020	$12,151	$13,158	$15,949
3/31/2020	$9,668	$10,910	$13,979
4/30/2020	$10,858	$12,136	$15,771
5/31/2020	$11,184	$12,552	$16,522
6/30/2020	$11,317	$12,469	$16,850
7/31/2020	$11,592	$12,962	$17,801
8/31/2020	$12,062	$13,497	$19,080
9/30/2020	$11,545	$13,166	$18,355
10/31/2020	$11,436	$12,993	$17,867
11/30/2020	$12,836	$14,741	$19,823
12/31/2020	$13,222	$15,306	$20,585
1/31/2021	$13,043	$15,166	$20,377
2/28/2021	$13,505	$16,082	$20,939
3/31/2021	$14,440	$17,028	$21,856
4/30/2021	$14,904	$17,709	$23,022
5/31/2021	$15,253	$18,123	$23,183
6/30/2021	$15,036	$17,915	$23,724
7/31/2021	$15,310	$18,059	$24,288
8/31/2021	$15,529	$18,417	$25,026
9/30/2021	$15,117	$17,776	$23,863
10/31/2021	$15,692	$18,678	$25,534
11/30/2021	$15,044	$18,020	$25,357
12/31/2021	$16,084	$19,157	$26,494
1/31/2022	$16,104	$18,711	$25,123
2/28/2022	$16,002	$18,493	$24,371
3/31/2022	$16,432	$19,015	$25,276
4/30/2022	$15,688	$17,943	$23,071
5/31/2022	$16,075	$18,292	$23,114
6/30/2022	$14,890	$16,694	$21,206
7/31/2022	$15,511	$17,801	$23,161
8/31/2022	$15,023	$17,270	$22,217
9/30/2022	$13,943	$15,756	$20,170
10/31/2022	$15,437	$17,371	$21,804
11/30/2022	$16,337	$18,457	$23,022
12/31/2022	$15,998	$17,713	$21,696
1/31/2023	$16,447	$18,631	$23,059
2/28/2023	$15,969	$17,974	$22,496
3/31/2023	$15,725	$17,891	$23,322
4/30/2023	$16,100	$18,161	$23,686
5/31/2023	$15,241	$17,460	$23,789
6/30/2023	$16,125	$18,620	$25,361
7/31/2023	$16,420	$19,275	$26,176
8/31/2023	$15,928	$18,754	$25,759
9/30/2023	$15,338	$18,031	$24,531
10/31/2023	$15,001	$17,395	$24,015
11/30/2023	$15,934	$18,707	$26,208
12/31/2023	$16,601	$19,743	$27,399
1/31/2024	$16,758	$19,764	$27,859
2/29/2024	$17,028	$20,493	$29,347
3/31/2024	$17,766	$21,517	$30,291
4/30/2024	$17,128	$20,598	$29,054
5/31/2024	$17,463	$21,251	$30,494
6/30/2024	$17,100	$21,051	$31,589
7/31/2024	$18,088	$22,127	$31,973
8/31/2024	$18,695	$22,721	$32,749
9/30/2024	$18,785	$23,036	$33,448
10/31/2024	$18,589	$22,783	$33,145
11/30/2024	$19,568	$24,238	$35,090
12/31/2024	$18,285	$22,580	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.14%	5.17%	6.22%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Description [Text Block]
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,018,069,167
Holdings Count | Holding			71
Advisory Fees Paid, Amount			$ 5,688,188
InvestmentCompanyPortfolioTurnover			140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,018,069,167 # of Portfolio Holdings71 Total Advisory Fees Paid$5,688,188 Portfolio Turnover Rate140%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.2%
Derivatives	0.1%
Communications	3.2%
Basic Materials	3.6%
Utilities	4.2%
Energy	6.1%
Technology	7.8%
Industrial	12.0%
Consumer, Cyclical	12.4%
Financial	22.3%
Consumer, Non-Cyclical	26.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective November 1, 2024, the investment adviser initiated a management fee waiver of 0.085% through April 30, 2026.

          * Effective November 1, 2024, the Fund began principally investing in mid-capitalization companies.

          * ESG Considerations Risk was deleted and Mid-Capitalization Companies Risk was added during the reporting period.

          * Effective November 1, 2024, Putnam Investment Management, LLC began managing the Fund.

Material Fund Change Expenses [Text Block]			* Effective November 1, 2024, the investment adviser initiated a management fee waiver of 0.085% through April 30, 2026.
Material Fund Change Strategies [Text Block]			* Effective November 1, 2024, the Fund began principally investing in mid-capitalization companies.
Material Fund Change Risks Change [Text Block]			* ESG Considerations Risk was deleted and Mid-Capitalization Companies Risk was added during the reporting period.
Material Fund Change Adviser [Text Block]			* Effective November 1, 2024, Putnam Investment Management, LLC began managing the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098956
Shareholder Report [Line Items]
Fund Name			Value Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.68%

Expenses Paid, Amount			$ 72
Expense Ratio, Percent			0.68%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Putnam Investment Management, LLC (“Putnam”) assumed management of the Fund from American Century Investment Management, Inc. (“ACIM”) on November 1, 2024. The following are discussions from each sub-adviser for the period it managed the Fund.

Putnam

Top contributors to performance:

+ Security selection within the financials, utilities, and industrials sectors contributed to relative results.

+ An underweight positioning (relative to the benchmark index, the Russell 1000 Value Index) in the real estate sector contributed to performance.

Top detractors from performance:

- Sector allocation decisions including an overweight to materials and an underweight to financials detracted.

- Security selection in information technology, consumer discretionary, and energy sectors detracted.

ACIM

Top contributors to performance:

+ An overweight to Allstate Corp was a key contributor to performance as the insurance company improved its profitability after implementing policy increases.

+ Not holding Intel helped performance as the shares of the semiconductor company underperformed after the company provided a weaker data center and foundry outlook.

Top detractors from performance:

- Xcel Energy detracted from performance after disclosing its equipment contributed to a wildfire in Texas, exposing the company to liability.

- Roche Holding detracted as the Switzerland-based pharmaceutical company underperformed after it decreased its guidance due to currency headwinds.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Value (Class P)	Russell 1000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,497	$9,600	$9,700
2/28/2015	$10,110	$10,065	$10,257
3/31/2015	$9,994	$9,928	$10,095
4/30/2015	$10,248	$10,021	$10,192
5/31/2015	$10,286	$10,141	$10,323
6/30/2015	$10,091	$9,939	$10,123
7/31/2015	$10,125	$9,982	$10,335
8/31/2015	$9,390	$9,388	$9,712
9/30/2015	$8,984	$9,104	$9,471
10/31/2015	$9,733	$9,791	$10,270
11/30/2015	$9,788	$9,829	$10,301
12/31/2015	$9,414	$9,617	$10,138
1/31/2016	$8,698	$9,120	$9,635
2/29/2016	$8,601	$9,118	$9,622
3/31/2016	$9,231	$9,775	$10,275
4/30/2016	$9,534	$9,980	$10,315
5/31/2016	$9,553	$10,135	$10,500
6/30/2016	$9,407	$10,223	$10,527
7/31/2016	$9,790	$10,520	$10,915
8/31/2016	$10,047	$10,601	$10,931
9/30/2016	$10,057	$10,579	$10,933
10/31/2016	$9,973	$10,415	$10,733
11/30/2016	$10,879	$11,010	$11,131
12/31/2016	$11,083	$11,285	$11,351
1/31/2017	$11,153	$11,365	$11,566
2/28/2017	$11,472	$11,774	$12,025
3/31/2017	$11,303	$11,654	$12,039
4/30/2017	$11,302	$11,632	$12,163
5/31/2017	$11,212	$11,621	$12,334
6/30/2017	$11,465	$11,811	$12,411
7/31/2017	$11,678	$11,967	$12,666
8/31/2017	$11,563	$11,828	$12,705
9/30/2017	$12,162	$12,178	$12,967
10/31/2017	$12,404	$12,267	$13,270
11/30/2017	$12,775	$12,642	$13,677
12/31/2017	$13,078	$12,827	$13,829
1/31/2018	$13,726	$13,323	$14,621
2/28/2018	$13,032	$12,687	$14,082
3/31/2018	$12,749	$12,464	$13,724
4/30/2018	$13,030	$12,505	$13,777
5/31/2018	$13,123	$12,579	$14,108
6/30/2018	$13,073	$12,610	$14,195
7/31/2018	$13,618	$13,109	$14,724
8/31/2018	$13,721	$13,303	$15,203
9/30/2018	$13,722	$13,329	$15,290
10/31/2018	$12,662	$12,639	$14,245
11/30/2018	$12,845	$13,016	$14,535
12/31/2018	$11,483	$11,767	$13,223
1/31/2019	$12,520	$12,682	$14,282
2/28/2019	$12,839	$13,088	$14,741
3/31/2019	$12,814	$13,171	$15,027
4/30/2019	$13,450	$13,638	$15,636
5/31/2019	$12,339	$12,761	$14,642
6/30/2019	$13,175	$13,677	$15,674
7/31/2019	$13,349	$13,791	$15,899
8/31/2019	$12,632	$13,385	$15,648
9/30/2019	$13,143	$13,863	$15,940
10/31/2019	$13,321	$14,056	$16,286
11/30/2019	$13,810	$14,491	$16,877
12/31/2019	$14,350	$14,890	$17,386
1/31/2020	$13,659	$14,569	$17,379
2/29/2020	$12,277	$13,158	$15,949
3/31/2020	$9,770	$10,910	$13,979
4/30/2020	$10,974	$12,136	$15,771
5/31/2020	$11,306	$12,552	$16,522
6/30/2020	$11,442	$12,469	$16,850
7/31/2020	$11,722	$12,962	$17,801
8/31/2020	$12,199	$13,497	$19,080
9/30/2020	$11,678	$13,166	$18,355
10/31/2020	$11,570	$12,993	$17,867
11/30/2020	$12,988	$14,741	$19,823
12/31/2020	$13,381	$15,306	$20,585
1/31/2021	$13,202	$15,166	$20,377
2/28/2021	$13,672	$16,082	$20,939
3/31/2021	$14,621	$17,028	$21,856
4/30/2021	$15,094	$17,709	$23,022
5/31/2021	$15,449	$18,123	$23,183
6/30/2021	$15,232	$17,915	$23,724
7/31/2021	$15,512	$18,059	$24,288
8/31/2021	$15,737	$18,417	$25,026
9/30/2021	$15,322	$17,776	$23,863
10/31/2021	$15,908	$18,678	$25,534
11/30/2021	$15,253	$18,020	$25,357
12/31/2021	$16,310	$19,157	$26,494
1/31/2022	$16,333	$18,711	$25,123
2/28/2022	$16,232	$18,493	$24,371
3/31/2022	$16,672	$19,015	$25,276
4/30/2022	$15,919	$17,943	$23,071
5/31/2022	$16,314	$18,292	$23,114
6/30/2022	$15,114	$16,694	$21,206
7/31/2022	$15,747	$17,801	$23,161
8/31/2022	$15,255	$17,270	$22,217
9/30/2022	$14,160	$15,756	$20,170
10/31/2022	$15,681	$17,371	$21,804
11/30/2022	$16,597	$18,457	$23,022
12/31/2022	$16,255	$17,713	$21,696
1/31/2023	$16,715	$18,631	$23,059
2/28/2023	$16,232	$17,974	$22,496
3/31/2023	$15,986	$17,891	$23,322
4/30/2023	$16,370	$18,161	$23,686
5/31/2023	$15,499	$17,460	$23,789
6/30/2023	$16,401	$18,620	$25,361
7/31/2023	$16,704	$19,275	$26,176
8/31/2023	$16,206	$18,754	$25,759
9/30/2023	$15,608	$18,031	$24,531
10/31/2023	$15,267	$17,395	$24,015
11/30/2023	$16,220	$18,707	$26,208
12/31/2023	$16,902	$19,743	$27,399
1/31/2024	$17,065	$19,764	$27,859
2/29/2024	$17,342	$20,493	$29,347
3/31/2024	$18,097	$21,517	$30,291
4/30/2024	$17,450	$20,598	$29,054
5/31/2024	$17,794	$21,251	$30,494
6/30/2024	$17,428	$21,051	$31,589
7/31/2024	$18,437	$22,127	$31,973
8/31/2024	$19,059	$22,721	$32,749
9/30/2024	$19,154	$23,036	$33,448
10/31/2024	$18,957	$22,783	$33,145
11/30/2024	$19,959	$24,238	$35,090
12/31/2024	$18,653	$22,580	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	10.36%	5.39%	6.43%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Description [Text Block]
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,018,069,167
Holdings Count | Holding			71
Advisory Fees Paid, Amount			$ 5,688,188
InvestmentCompanyPortfolioTurnover			140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,018,069,167 # of Portfolio Holdings71 Total Advisory Fees Paid$5,688,188 Portfolio Turnover Rate140%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.2%
Derivatives	0.1%
Communications	3.2%
Basic Materials	3.6%
Utilities	4.2%
Energy	6.1%
Technology	7.8%
Industrial	12.0%
Consumer, Cyclical	12.4%
Financial	22.3%
Consumer, Non-Cyclical	26.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective November 1, 2024, the investment adviser initiated a management fee waiver of 0.085% through April 30, 2026.

          * Effective November 1, 2024, the Fund began principally investing in mid-capitalization companies.

          * ESG Considerations Risk was deleted and Mid-Capitalization Companies Risk was added during the reporting period.

          * Effective November 1, 2024, Putnam Investment Management, LLC began managing the Fund.

Material Fund Change Expenses [Text Block]			* Effective November 1, 2024, the investment adviser initiated a management fee waiver of 0.085% through April 30, 2026.
Material Fund Change Strategies [Text Block]			* Effective November 1, 2024, the Fund began principally investing in mid-capitalization companies.
Material Fund Change Risks Change [Text Block]			* ESG Considerations Risk was deleted and Mid-Capitalization Companies Risk was added during the reporting period.
Material Fund Change Adviser [Text Block]			* Effective November 1, 2024, Putnam Investment Management, LLC began managing the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000125302
Shareholder Report [Line Items]
Fund Name			Value Advantage Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.87%

Expenses Paid, Amount			$ 94
Expense Ratio, Percent			0.87%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Individual stock selection, especially within the consumer discretionary sector (relative to the benchmark index, the Russell 3000 Value Index), was a key contributor to performance. Shares of Dick’s Sporting Goods rallied on better-than-expected earnings and improved outlook.

+ Three of the Fund’s top five overall contributors were within the financial sector: Wells Fargo, M&T Bank, and Capital One. The stocks for these money center banks rallied on excitement for a soft-landing from the Federal Reserve.

+ Individual stock selection within the energy sector aided performance, including pipeline companies Kinder Morgan and Williams values increasing based upon a growing demand for natural gas needed to fuel growth of data centers.

Top detractors from performance:

- Merck, a pharmaceutical company, stood out as a top detractor as its stock price declined due to disappointing growth in its new product portfolio, which is needed to offset upcoming patent expirations over the next several years.

- Microchip, a semiconductor manufacturer, was a top detractor after disappointing on the pace of recovery in end market demand.

- Our inability to own JPMorgan Chase was a key detractor as money center bank stocks rallied.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Value Advantage (Class I)	Russell 3000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,661	$9,599	$9,700
2/28/2015	$10,209	$10,062	$10,257
3/31/2015	$10,155	$9,949	$10,095
4/30/2015	$10,115	$10,017	$10,192
5/31/2015	$10,226	$10,135	$10,323
6/30/2015	$10,065	$9,949	$10,123
7/31/2015	$10,170	$9,966	$10,335
8/31/2015	$9,586	$9,381	$9,712
9/30/2015	$9,270	$9,095	$9,471
10/31/2015	$9,824	$9,767	$10,270
11/30/2015	$9,812	$9,823	$10,301
12/31/2015	$9,531	$9,587	$10,138
1/31/2016	$8,986	$9,080	$9,635
2/29/2016	$8,985	$9,083	$9,622
3/31/2016	$9,565	$9,745	$10,275
4/30/2016	$9,699	$9,949	$10,315
5/31/2016	$9,827	$10,106	$10,500
6/30/2016	$9,807	$10,190	$10,527
7/31/2016	$10,092	$10,504	$10,915
8/31/2016	$10,245	$10,598	$10,931
9/30/2016	$10,189	$10,584	$10,933
10/31/2016	$10,152	$10,406	$10,733
11/30/2016	$10,841	$11,060	$11,131
12/31/2016	$11,102	$11,351	$11,351
1/31/2017	$11,157	$11,419	$11,566
2/28/2017	$11,547	$11,809	$12,025
3/31/2017	$11,427	$11,690	$12,039
4/30/2017	$11,428	$11,674	$12,163
5/31/2017	$11,347	$11,635	$12,334
6/30/2017	$11,578	$11,841	$12,411
7/31/2017	$11,809	$11,992	$12,666
8/31/2017	$11,540	$11,841	$12,705
9/30/2017	$11,942	$12,228	$12,967
10/31/2017	$12,067	$12,311	$13,270
11/30/2017	$12,480	$12,686	$13,677
12/31/2017	$12,692	$12,848	$13,829
1/31/2018	$13,223	$13,320	$14,621
2/28/2018	$12,565	$12,682	$14,082
3/31/2018	$12,341	$12,486	$13,724
4/30/2018	$12,389	$12,540	$13,777
5/31/2018	$12,416	$12,664	$14,108
6/30/2018	$12,557	$12,700	$14,195
7/31/2018	$13,058	$13,181	$14,724
8/31/2018	$13,321	$13,385	$15,203
9/30/2018	$13,178	$13,384	$15,290
10/31/2018	$12,444	$12,654	$14,245
11/30/2018	$12,830	$13,019	$14,535
12/31/2018	$11,542	$11,746	$13,223
1/31/2019	$12,470	$12,686	$14,282
2/28/2019	$12,904	$13,098	$14,741
3/31/2019	$12,974	$13,148	$15,027
4/30/2019	$13,504	$13,617	$15,636
5/31/2019	$12,656	$12,725	$14,642
6/30/2019	$13,469	$13,632	$15,674
7/31/2019	$13,618	$13,738	$15,899
8/31/2019	$13,101	$13,310	$15,648
9/30/2019	$13,621	$13,799	$15,940
10/31/2019	$13,833	$14,001	$16,286
11/30/2019	$14,210	$14,427	$16,877
12/31/2019	$14,653	$14,831	$17,386
1/31/2020	$14,121	$14,480	$17,379
2/29/2020	$12,741	$13,077	$15,949
3/31/2020	$10,092	$10,779	$13,979
4/30/2020	$11,236	$11,998	$15,771
5/31/2020	$11,565	$12,405	$16,522
6/30/2020	$11,554	$12,347	$16,850
7/31/2020	$11,887	$12,822	$17,801
8/31/2020	$12,323	$13,361	$19,080
9/30/2020	$11,911	$13,016	$18,355
10/31/2020	$11,896	$12,881	$17,867
11/30/2020	$13,673	$14,658	$19,823
12/31/2020	$14,246	$15,257	$20,585
1/31/2021	$14,135	$15,178	$20,377
2/28/2021	$15,200	$16,130	$20,939
3/31/2021	$16,262	$17,071	$21,856
4/30/2021	$17,123	$17,730	$23,022
5/31/2021	$17,571	$18,153	$23,183
6/30/2021	$17,301	$17,953	$23,724
7/31/2021	$17,322	$18,043	$24,288
8/31/2021	$17,753	$18,409	$25,026
9/30/2021	$17,205	$17,786	$23,863
10/31/2021	$17,995	$18,674	$25,534
11/30/2021	$17,192	$18,017	$25,357
12/31/2021	$18,310	$19,128	$26,494
1/31/2022	$18,479	$18,639	$25,123
2/28/2022	$18,501	$18,455	$24,371
3/31/2022	$18,714	$18,966	$25,276
4/30/2022	$17,909	$17,871	$23,071
5/31/2022	$18,261	$18,218	$23,114
6/30/2022	$16,658	$16,613	$21,206
7/31/2022	$17,598	$17,745	$23,161
8/31/2022	$17,187	$17,214	$22,217
9/30/2022	$15,790	$15,690	$20,170
10/31/2022	$17,410	$17,321	$21,804
11/30/2022	$18,427	$18,369	$23,022
12/31/2022	$17,565	$17,601	$21,696
1/31/2023	$18,500	$18,558	$23,059
2/28/2023	$17,866	$17,917	$22,496
3/31/2023	$17,270	$17,762	$23,322
4/30/2023	$17,463	$17,990	$23,686
5/31/2023	$16,730	$17,314	$23,789
6/30/2023	$17,831	$18,477	$25,361
7/31/2023	$18,569	$19,170	$26,176
8/31/2023	$17,965	$18,628	$25,759
9/30/2023	$17,377	$17,894	$24,531
10/31/2023	$16,873	$17,238	$24,015
11/30/2023	$18,127	$18,553	$26,208
12/31/2023	$19,252	$19,653	$27,399
1/31/2024	$19,379	$19,618	$27,859
2/29/2024	$20,046	$20,337	$29,347
3/31/2024	$21,105	$21,347	$30,291
4/30/2024	$20,248	$20,410	$29,054
5/31/2024	$20,725	$21,074	$30,494
6/30/2024	$20,493	$20,867	$31,589
7/31/2024	$21,779	$22,006	$31,973
8/31/2024	$22,447	$22,544	$32,749
9/30/2024	$22,534	$22,842	$33,448
10/31/2024	$22,536	$22,585	$33,145
11/30/2024	$24,144	$24,064	$35,090
12/31/2024	$22,430	$22,400	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	16.50%	8.89%	8.41%
Russell 3000® Value Index	13.98%	8.60%	8.40%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 752,174,323
Holdings Count | Holding			132
Advisory Fees Paid, Amount			$ 6,177,918
InvestmentCompanyPortfolioTurnover			55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$752,174,323 # of Portfolio Holdings132 Total Advisory Fees Paid$6,177,918 Portfolio Turnover Rate55%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.1%
Others (each less than 3.0%)	1.4%
Utilities	3.6%
Technology	4.9%
Communications	5.5%
Consumer, Cyclical	6.4%
Energy	7.3%
Industrial	13.5%
Consumer, Non-Cyclical	20.0%
Financial	36.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective January 1, 2024, the investment adviser initiated a management fee waiver of 0.02% through April 30, 2025.

Material Fund Change Expenses [Text Block]			* Effective January 1, 2024, the investment adviser initiated a management fee waiver of 0.02% through April 30, 2025.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000125303
Shareholder Report [Line Items]
Fund Name			Value Advantage Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$73	0.67%

Expenses Paid, Amount			$ 73
Expense Ratio, Percent			0.67%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Individual stock selection, especially within the consumer discretionary sector (relative to the benchmark index, the Russell 3000 Value Index), was a key contributor to performance. Shares of Dick’s Sporting Goods rallied on better-than-expected earnings and improved outlook.

+ Three of the Fund’s top five overall contributors were within the financial sector: Wells Fargo, M&T Bank, and Capital One. The stocks for these money center banks rallied on excitement for a soft-landing from the Federal Reserve.

+ Individual stock selection within the energy sector aided performance, including pipeline companies Kinder Morgan and Williams values increasing based upon a growing demand for natural gas needed to fuel growth of data centers.

Top detractors from performance:

- Merck, a pharmaceutical company, stood out as a top detractor as its stock price declined due to disappointing growth in its new product portfolio, which is needed to offset upcoming patent expirations over the next several years.

- Microchip, a semiconductor manufacturer, was a top detractor after disappointing on the pace of recovery in end market demand.

- Our inability to own JPMorgan Chase was a key detractor as money center bank stocks rallied.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Value Advantage (Class P)	Russell 3000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,662	$9,599	$9,700
2/28/2015	$10,212	$10,062	$10,257
3/31/2015	$10,160	$9,949	$10,095
4/30/2015	$10,122	$10,017	$10,192
5/31/2015	$10,234	$10,135	$10,323
6/30/2015	$10,075	$9,949	$10,123
7/31/2015	$10,182	$9,966	$10,335
8/31/2015	$9,599	$9,381	$9,712
9/30/2015	$9,283	$9,095	$9,471
10/31/2015	$9,840	$9,767	$10,270
11/30/2015	$9,830	$9,823	$10,301
12/31/2015	$9,550	$9,587	$10,138
1/31/2016	$9,005	$9,080	$9,635
2/29/2016	$9,005	$9,083	$9,622
3/31/2016	$9,589	$9,745	$10,275
4/30/2016	$9,724	$9,949	$10,315
5/31/2016	$9,855	$10,106	$10,500
6/30/2016	$9,836	$10,190	$10,527
7/31/2016	$10,124	$10,504	$10,915
8/31/2016	$10,280	$10,598	$10,931
9/30/2016	$10,225	$10,584	$10,933
10/31/2016	$10,189	$10,406	$10,733
11/30/2016	$10,882	$11,060	$11,131
12/31/2016	$11,147	$11,351	$11,351
1/31/2017	$11,204	$11,419	$11,566
2/28/2017	$11,597	$11,809	$12,025
3/31/2017	$11,478	$11,690	$12,039
4/30/2017	$11,481	$11,674	$12,163
5/31/2017	$11,401	$11,635	$12,334
6/30/2017	$11,635	$11,841	$12,411
7/31/2017	$11,870	$11,992	$12,666
8/31/2017	$11,602	$11,841	$12,705
9/30/2017	$12,008	$12,228	$12,967
10/31/2017	$12,136	$12,311	$13,270
11/30/2017	$12,553	$12,686	$13,677
12/31/2017	$12,768	$12,848	$13,829
1/31/2018	$13,305	$13,320	$14,621
2/28/2018	$12,645	$12,682	$14,082
3/31/2018	$12,422	$12,486	$13,724
4/30/2018	$12,471	$12,540	$13,777
5/31/2018	$12,501	$12,664	$14,108
6/30/2018	$12,645	$12,700	$14,195
7/31/2018	$13,152	$13,181	$14,724
8/31/2018	$13,419	$13,385	$15,203
9/30/2018	$13,277	$13,384	$15,290
10/31/2018	$12,540	$12,654	$14,245
11/30/2018	$12,930	$13,019	$14,535
12/31/2018	$11,634	$11,746	$13,223
1/31/2019	$12,572	$12,686	$14,282
2/28/2019	$13,011	$13,098	$14,741
3/31/2019	$13,084	$13,148	$15,027
4/30/2019	$13,622	$13,617	$15,636
5/31/2019	$12,768	$12,725	$14,642
6/30/2019	$13,591	$13,632	$15,674
7/31/2019	$13,743	$13,738	$15,899
8/31/2019	$13,223	$13,310	$15,648
9/30/2019	$13,751	$13,799	$15,940
10/31/2019	$13,967	$14,001	$16,286
11/30/2019	$14,350	$14,427	$16,877
12/31/2019	$14,800	$14,831	$17,386
1/31/2020	$14,265	$14,480	$17,379
2/29/2020	$12,873	$13,077	$15,949
3/31/2020	$10,198	$10,779	$13,979
4/30/2020	$11,357	$11,998	$15,771
5/31/2020	$11,690	$12,405	$16,522
6/30/2020	$11,682	$12,347	$16,850
7/31/2020	$12,020	$12,822	$17,801
8/31/2020	$12,463	$13,361	$19,080
9/30/2020	$12,048	$13,016	$18,355
10/31/2020	$12,035	$12,881	$17,867
11/30/2020	$13,835	$14,658	$19,823
12/31/2020	$14,418	$15,257	$20,585
1/31/2021	$14,308	$15,178	$20,377
2/28/2021	$15,388	$16,130	$20,939
3/31/2021	$16,466	$17,071	$21,856
4/30/2021	$17,341	$17,730	$23,022
5/31/2021	$17,798	$18,153	$23,183
6/30/2021	$17,527	$17,953	$23,724
7/31/2021	$17,552	$18,043	$24,288
8/31/2021	$17,991	$18,409	$25,026
9/30/2021	$17,439	$17,786	$23,863
10/31/2021	$18,242	$18,674	$25,534
11/30/2021	$17,431	$18,017	$25,357
12/31/2021	$18,568	$19,128	$26,494
1/31/2022	$18,742	$18,639	$25,123
2/28/2022	$18,768	$18,455	$24,371
3/31/2022	$18,987	$18,966	$25,276
4/30/2022	$18,174	$17,871	$23,071
5/31/2022	$18,533	$18,218	$23,114
6/30/2022	$16,909	$16,613	$21,206
7/31/2022	$17,866	$17,745	$23,161
8/31/2022	$17,452	$17,214	$22,217
9/30/2022	$16,036	$15,690	$20,170
10/31/2022	$17,684	$17,321	$21,804
11/30/2022	$18,720	$18,369	$23,022
12/31/2022	$17,848	$17,601	$21,696
1/31/2023	$18,801	$18,558	$23,059
2/28/2023	$18,160	$17,917	$22,496
3/31/2023	$17,557	$17,762	$23,322
4/30/2023	$17,756	$17,990	$23,686
5/31/2023	$17,014	$17,314	$23,789
6/30/2023	$18,136	$18,477	$25,361
7/31/2023	$18,890	$19,170	$26,176
8/31/2023	$18,279	$18,628	$25,759
9/30/2023	$17,683	$17,894	$24,531
10/31/2023	$17,174	$17,238	$24,015
11/30/2023	$18,453	$18,553	$26,208
12/31/2023	$19,602	$19,653	$27,399
1/31/2024	$19,734	$19,618	$27,859
2/29/2024	$20,416	$20,337	$29,347
3/31/2024	$21,499	$21,347	$30,291
4/30/2024	$20,629	$20,410	$29,054
5/31/2024	$21,119	$21,074	$30,494
6/30/2024	$20,885	$20,867	$31,589
7/31/2024	$22,200	$22,006	$31,973
8/31/2024	$22,885	$22,544	$32,749
9/30/2024	$22,977	$22,842	$33,448
10/31/2024	$22,983	$22,585	$33,145
11/30/2024	$24,627	$24,064	$35,090
12/31/2024	$22,882	$22,400	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	16.74%	9.11%	8.63%
Russell 3000® Value Index	13.98%	8.60%	8.40%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 752,174,323
Holdings Count | Holding			132
Advisory Fees Paid, Amount			$ 6,177,918
InvestmentCompanyPortfolioTurnover			55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$752,174,323 # of Portfolio Holdings132 Total Advisory Fees Paid$6,177,918 Portfolio Turnover Rate55%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.1%
Others (each less than 3.0%)	1.4%
Utilities	3.6%
Technology	4.9%
Communications	5.5%
Consumer, Cyclical	6.4%
Energy	7.3%
Industrial	13.5%
Consumer, Non-Cyclical	20.0%
Financial	36.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective January 1, 2024, the investment adviser initiated a management fee waiver of 0.02% through April 30, 2025.

Material Fund Change Expenses [Text Block]			* Effective January 1, 2024, the investment adviser initiated a management fee waiver of 0.02% through April 30, 2025.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078078
Shareholder Report [Line Items]
Fund Name			Emerging Markets Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.07%

Expenses Paid, Amount			$ 106
Expense Ratio, Percent			1.07%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ From a sector perspective, a key contributor to relative performance was an underweight (relative to the benchmark index) and stock selection in the poorly performing materials sector.

+ Stock selection in real estate contributed to relative performance, including a rally in Oberoi Realty, a real estate development company based in India.

+ Stock selection in the information technology sector also contributed to relative performance, driven largely by strong returns from Taiwan Semiconductor Manufacturing Company as the company delivered solid results due to demand driven mainly by robust AI-semiconductor needs, high-performance computers and next-gen smartphones.

Top detractors from performance:

- A significant detractor from relative performance was stock selection and an overweight to consumer staples. Weakness in this sector was driven by Fomento Economico Mexicano, a Mexican beverage and retail company, and Pernod Ricard, the French wines and spirits company.

- Stock selection in financials was a detractor from relative performance driven by strong performance from lower quality and state-owned banks, which the sub-adviser typically avoids.

- Stock selection in consumer discretionary also detracted from relative performance. Yum China Holdings was a detractor in this sector as the Fund was underweight in the Chinese fast food company when its stock price increased.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Emerging Markets (Class I)	MSCI Emerging Markets Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,893	$10,060
2/28/2015	$10,111	$10,371
3/31/2015	$9,889	$10,224
4/30/2015	$10,296	$11,010
5/31/2015	$10,104	$10,569
6/30/2015	$9,948	$10,295
7/31/2015	$9,470	$9,581
8/31/2015	$8,492	$8,715
9/30/2015	$8,236	$8,452
10/31/2015	$8,975	$9,055
11/30/2015	$8,792	$8,702
12/31/2015	$8,616	$8,508
1/31/2016	$8,131	$7,956
2/29/2016	$8,032	$7,943
3/31/2016	$8,862	$8,994
4/30/2016	$8,842	$9,043
5/31/2016	$8,729	$8,706
6/30/2016	$8,892	$9,054
7/31/2016	$9,174	$9,509
8/31/2016	$9,444	$9,746
9/30/2016	$9,702	$9,871
10/31/2016	$9,700	$9,895
11/30/2016	$9,191	$9,439
12/31/2016	$9,173	$9,460
1/31/2017	$9,635	$9,978
2/28/2017	$9,790	$10,283
3/31/2017	$10,178	$10,543
4/30/2017	$10,455	$10,774
5/31/2017	$10,735	$11,092
6/30/2017	$10,862	$11,204
7/31/2017	$11,455	$11,872
8/31/2017	$11,726	$12,136
9/30/2017	$11,770	$12,088
10/31/2017	$12,060	$12,512
11/30/2017	$11,984	$12,537
12/31/2017	$12,339	$12,987
1/31/2018	$13,364	$14,069
2/28/2018	$12,726	$13,421
3/31/2018	$12,723	$13,171
4/30/2018	$12,579	$13,113
5/31/2018	$12,540	$12,648
6/30/2018	$12,205	$12,123
7/31/2018	$12,266	$12,389
8/31/2018	$11,917	$12,054
9/30/2018	$11,781	$11,990
10/31/2018	$10,669	$10,946
11/30/2018	$11,199	$11,397
12/31/2018	$10,859	$11,094
1/31/2019	$11,786	$12,066
2/28/2019	$12,032	$12,094
3/31/2019	$12,211	$12,195
4/30/2019	$12,605	$12,452
5/31/2019	$11,800	$11,548
6/30/2019	$12,569	$12,269
7/31/2019	$12,365	$12,119
8/31/2019	$11,990	$11,528
9/30/2019	$12,121	$11,748
10/31/2019	$12,749	$12,244
11/30/2019	$12,882	$12,227
12/31/2019	$13,639	$13,139
1/31/2020	$13,065	$12,526
2/29/2020	$12,443	$11,866
3/31/2020	$10,424	$10,038
4/30/2020	$11,292	$10,958
5/31/2020	$11,476	$11,042
6/30/2020	$12,373	$11,853
7/31/2020	$13,179	$12,913
8/31/2020	$13,724	$13,198
9/30/2020	$13,419	$12,986
10/31/2020	$13,461	$13,254
11/30/2020	$14,999	$14,480
12/31/2020	$16,003	$15,544
1/31/2021	$16,091	$16,021
2/28/2021	$16,419	$16,143
3/31/2021	$16,199	$15,899
4/30/2021	$16,341	$16,295
5/31/2021	$16,880	$16,673
6/30/2021	$16,821	$16,702
7/31/2021	$15,425	$15,578
8/31/2021	$15,721	$15,986
9/30/2021	$15,278	$15,350
10/31/2021	$15,461	$15,502
11/30/2021	$14,763	$14,870
12/31/2021	$14,677	$15,149
1/31/2022	$14,302	$14,862
2/28/2022	$13,089	$14,418
3/31/2022	$12,362	$14,092
4/30/2022	$11,412	$13,308
5/31/2022	$11,653	$13,367
6/30/2022	$10,973	$12,479
7/31/2022	$11,199	$12,448
8/31/2022	$10,986	$12,500
9/30/2022	$9,869	$11,035
10/31/2022	$9,684	$10,692
11/30/2022	$11,382	$12,278
12/31/2022	$10,968	$12,105
1/31/2023	$12,060	$13,061
2/28/2023	$11,488	$12,214
3/31/2023	$11,977	$12,584
4/30/2023	$12,140	$12,442
5/31/2023	$11,669	$12,233
6/30/2023	$12,064	$12,697
7/31/2023	$12,591	$13,488
8/31/2023	$11,623	$12,657
9/30/2023	$11,194	$12,326
10/31/2023	$10,949	$11,847
11/30/2023	$11,502	$12,795
12/31/2023	$11,950	$13,295
1/31/2024	$11,312	$12,678
2/29/2024	$11,712	$13,281
3/31/2024	$12,176	$13,610
4/30/2024	$11,977	$13,671
5/31/2024	$12,190	$13,748
6/30/2024	$12,242	$14,290
7/31/2024	$12,294	$14,333
8/31/2024	$12,429	$14,564
9/30/2024	$12,862	$15,537
10/31/2024	$12,412	$14,846
11/30/2024	$11,909	$14,312
12/31/2024	$11,768	$14,293

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(1.52%)	(2.91%)	1.64%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 597,067,197
Holdings Count | Holding			82
Advisory Fees Paid, Amount			$ 5,172,920
InvestmentCompanyPortfolioTurnover			98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$597,067,197 # of Portfolio Holdings82 Total Advisory Fees Paid$5,172,920 Portfolio Turnover Rate98%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.6%
Others (each less than 3.0%)	0.3%
Energy	3.1%
Basic Materials	3.1%
Industrial	4.8%
Consumer, Cyclical	12.4%
Communications	13.5%
Consumer, Non-Cyclical	15.8%
Financial	20.3%
Technology	25.1%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Others (each less than 3.0%)	21.3%
Italy	3.5%
Brazil	4.7%
South Korea	5.9%
Mexico	7.2%
India	17.1%
Taiwan	17.9%
China	20.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * China Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* China Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098950
Shareholder Report [Line Items]
Fund Name			Emerging Markets Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$88	0.89%

Expenses Paid, Amount			$ 88
Expense Ratio, Percent			0.89%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ From a sector perspective, a key contributor to relative performance was an underweight (relative to the benchmark index) and stock selection in the poorly performing materials sector.

+ Stock selection in real estate contributed to relative performance, including a rally in Oberoi Realty, a real estate development company based in India.

+ Stock selection in the information technology sector also contributed to relative performance, driven largely by strong returns from Taiwan Semiconductor Manufacturing Company as the company delivered solid results due to demand driven mainly by robust AI-semiconductor needs, high-performance computers and next-gen smartphones.

Top detractors from performance:

- A significant detractor from relative performance was stock selection and an overweight to consumer staples. Weakness in this sector was driven by Fomento Economico Mexicano, a Mexican beverage and retail company, and Pernod Ricard, the French wines and spirits company.

- Stock selection in financials was a detractor from relative performance driven by strong performance from lower quality and state-owned banks, which the sub-adviser typically avoids.

- Stock selection in consumer discretionary also detracted from relative performance. Yum China Holdings was a detractor in this sector as the Fund was underweight in the Chinese fast food company when its stock price increased.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Emerging Markets (Class P)	MSCI Emerging Markets Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,895	$10,060
2/28/2015	$10,114	$10,371
3/31/2015	$9,893	$10,224
4/30/2015	$10,303	$11,010
5/31/2015	$10,112	$10,569
6/30/2015	$9,958	$10,295
7/31/2015	$9,481	$9,581
8/31/2015	$8,503	$8,715
9/30/2015	$8,248	$8,452
10/31/2015	$8,990	$9,055
11/30/2015	$8,808	$8,702
12/31/2015	$8,633	$8,508
1/31/2016	$8,149	$7,956
2/29/2016	$8,051	$7,943
3/31/2016	$8,884	$8,994
4/30/2016	$8,866	$9,043
5/31/2016	$8,753	$8,706
6/30/2016	$8,919	$9,054
7/31/2016	$9,203	$9,509
8/31/2016	$9,475	$9,746
9/30/2016	$9,736	$9,871
10/31/2016	$9,735	$9,895
11/30/2016	$9,226	$9,439
12/31/2016	$9,210	$9,460
1/31/2017	$9,675	$9,978
2/28/2017	$9,832	$10,283
3/31/2017	$10,223	$10,543
4/30/2017	$10,504	$10,774
5/31/2017	$10,787	$11,092
6/30/2017	$10,917	$11,204
7/31/2017	$11,514	$11,872
8/31/2017	$11,789	$12,136
9/30/2017	$11,834	$12,088
10/31/2017	$12,128	$12,512
11/30/2017	$12,054	$12,537
12/31/2017	$12,413	$12,987
1/31/2018	$13,446	$14,069
2/28/2018	$12,807	$13,421
3/31/2018	$12,805	$13,171
4/30/2018	$12,663	$13,113
5/31/2018	$12,625	$12,648
6/30/2018	$12,291	$12,123
7/31/2018	$12,354	$12,389
8/31/2018	$12,004	$12,054
9/30/2018	$11,869	$11,990
10/31/2018	$10,751	$10,946
11/30/2018	$11,286	$11,397
12/31/2018	$10,946	$11,094
1/31/2019	$11,882	$12,066
2/28/2019	$12,132	$12,094
3/31/2019	$12,315	$12,195
4/30/2019	$12,714	$12,452
5/31/2019	$11,905	$11,548
6/30/2019	$12,682	$12,269
7/31/2019	$12,479	$12,119
8/31/2019	$12,102	$11,528
9/30/2019	$12,236	$11,748
10/31/2019	$12,872	$12,244
11/30/2019	$13,009	$12,227
12/31/2019	$13,776	$13,139
1/31/2020	$13,198	$12,526
2/29/2020	$12,572	$11,866
3/31/2020	$10,534	$10,038
4/30/2020	$11,413	$10,958
5/31/2020	$11,601	$11,042
6/30/2020	$12,509	$11,853
7/31/2020	$13,327	$12,913
8/31/2020	$13,880	$13,198
9/30/2020	$13,574	$12,986
10/31/2020	$13,619	$13,254
11/30/2020	$15,177	$14,480
12/31/2020	$16,196	$15,544
1/31/2021	$16,288	$16,021
2/28/2021	$16,622	$16,143
3/31/2021	$16,403	$15,899
4/30/2021	$16,548	$16,295
5/31/2021	$17,098	$16,673
6/30/2021	$17,041	$16,702
7/31/2021	$15,630	$15,578
8/31/2021	$15,932	$15,986
9/30/2021	$15,486	$15,350
10/31/2021	$15,673	$15,502
11/30/2021	$14,969	$14,870
12/31/2021	$14,884	$15,149
1/31/2022	$14,506	$14,862
2/28/2022	$13,277	$14,418
3/31/2022	$12,542	$14,092
4/30/2022	$11,581	$13,308
5/31/2022	$11,827	$13,367
6/30/2022	$11,139	$12,479
7/31/2022	$11,370	$12,448
8/31/2022	$11,156	$12,500
9/30/2022	$10,023	$11,035
10/31/2022	$9,837	$10,692
11/30/2022	$11,563	$12,278
12/31/2022	$11,145	$12,105
1/31/2023	$12,256	$13,061
2/28/2023	$11,677	$12,214
3/31/2023	$12,176	$12,584
4/30/2023	$12,344	$12,442
5/31/2023	$11,867	$12,233
6/30/2023	$12,271	$12,697
7/31/2023	$12,809	$13,488
8/31/2023	$11,826	$12,657
9/30/2023	$11,391	$12,326
10/31/2023	$11,144	$11,847
11/30/2023	$11,709	$12,795
12/31/2023	$12,167	$13,295
1/31/2024	$11,519	$12,678
2/29/2024	$11,928	$13,281
3/31/2024	$12,403	$13,610
4/30/2024	$12,203	$13,671
5/31/2024	$12,421	$13,748
6/30/2024	$12,476	$14,290
7/31/2024	$12,532	$14,333
8/31/2024	$12,671	$14,564
9/30/2024	$13,115	$15,537
10/31/2024	$12,658	$14,846
11/30/2024	$12,147	$14,312
12/31/2024	$12,005	$14,293

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	(1.33%)	(2.71%)	1.84%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 597,067,197
Holdings Count | Holding			82
Advisory Fees Paid, Amount			$ 5,172,920
InvestmentCompanyPortfolioTurnover			98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$597,067,197 # of Portfolio Holdings82 Total Advisory Fees Paid$5,172,920 Portfolio Turnover Rate98%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.6%
Others (each less than 3.0%)	0.3%
Energy	3.1%
Basic Materials	3.1%
Industrial	4.8%
Consumer, Cyclical	12.4%
Communications	13.5%
Consumer, Non-Cyclical	15.8%
Financial	20.3%
Technology	25.1%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Others (each less than 3.0%)	21.3%
Italy	3.5%
Brazil	4.7%
South Korea	5.9%
Mexico	7.2%
India	17.1%
Taiwan	17.9%
China	20.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * China Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* China Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000253929
Shareholder Report [Line Items]
Fund Name			International Equity Plus Bond Alpha Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.70%

Expenses Paid, Amount			$ 11
Expense Ratio, Percent			0.70%
AssetsNet			$ 243,379,347
Holdings Count | Holding			266
Advisory Fees Paid, Amount			$ 79,887
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$243,379,347 # of Portfolio Holdings266 Total Advisory Fees Paid$79,887 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	9.1%
Derivatives	(2.5%)
Others (each less than 3.0%)	1.8%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	10.1%
Short-Term Investments	30.9%
Corporate Bonds & Notes	46.2%

Material Fund Change [Text Block]
C000253930
Shareholder Report [Line Items]
Fund Name			International Equity Plus Bond Alpha Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$8	0.50%

Expenses Paid, Amount			$ 8
Expense Ratio, Percent			0.50%
AssetsNet			$ 243,379,347
Holdings Count | Holding			266
Advisory Fees Paid, Amount			$ 79,887
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$243,379,347 # of Portfolio Holdings266 Total Advisory Fees Paid$79,887 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	9.1%
Derivatives	(2.5%)
Others (each less than 3.0%)	1.8%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	10.1%
Short-Term Investments	30.9%
Corporate Bonds & Notes	46.2%

Material Fund Change [Text Block]
C000230801
Shareholder Report [Line Items]
Fund Name			International Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.95%

Expenses Paid, Amount			$ 99
Expense Ratio, Percent			0.95%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the information technology sector was the top contributor to the Fund’s relative performance. This was highlighted by solid performance from Taiwan Semiconductor as well as software makers SAP, Shopify and Xero, whose stock prices increased due to results exceeding plans and seeing profitability benefits as AI efforts drove an uplift across business.

+ Argenx, a health care company, contributed to relative performance as the Dutch biotechnology company shares rose based upon strong sales for its Vyvgart treatment for a rare autoimmune disease and confidence in its long-term pipeline.

+ Industria de Diseno Textil, the Spanish clothing company, helped relative performance due to positive sales momentum and good expense control.

Top detractors from performance:

- The Fund’s underweight (relative to the benchmark index) to the financials sector was a key detractor from relative performance due to an underweight to the well-performing banking industry.

- Stock selection in financials hurt performance due to weakness among Hong Kong-based insurer AIA Group and Hong Kong Exchanges & Clearing as a result of a sluggish Chinese recovery.

- Shares of EDP-Energias, a Portuguese utility company, were pressured by negative sentiment toward renewable energy, rising yields and flagging demand in some of its end markets in Europe.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Growth (Class I)	MSCI EAFE Index
10/29/2021	$10,000	$10,000
10/31/2021	$10,000	$10,000
11/30/2021	$9,504	$9,535
12/31/2021	$9,915	$10,023
1/31/2022	$9,067	$9,538
2/28/2022	$8,580	$9,370
3/31/2022	$8,579	$9,430
4/30/2022	$7,946	$8,820
5/31/2022	$7,977	$8,886
6/30/2022	$7,380	$8,062
7/31/2022	$7,996	$8,463
8/31/2022	$7,444	$8,061
9/30/2022	$6,764	$7,307
10/31/2022	$7,233	$7,700
11/30/2022	$8,034	$8,567
12/31/2022	$7,779	$8,574
1/31/2023	$8,417	$9,269
2/28/2023	$8,121	$9,075
3/31/2023	$8,592	$9,300
4/30/2023	$8,763	$9,563
5/31/2023	$8,398	$9,158
6/30/2023	$8,702	$9,575
7/31/2023	$8,830	$9,885
8/31/2023	$8,446	$9,506
9/30/2023	$7,970	$9,181
10/31/2023	$7,762	$8,809
11/30/2023	$8,474	$9,627
12/31/2023	$8,848	$10,138
1/31/2024	$8,937	$10,196
2/29/2024	$9,313	$10,383
3/31/2024	$9,545	$10,725
4/30/2024	$9,043	$10,450
5/31/2024	$9,429	$10,855
6/30/2024	$9,489	$10,679
7/31/2024	$9,661	$10,993
8/31/2024	$10,186	$11,350
9/30/2024	$10,254	$11,455
10/31/2024	$9,712	$10,832
11/30/2024	$9,853	$10,771
12/31/2024	$9,502	$10,526

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 29, 2021
Class I	7.39%	(1.60%)
MSCI EAFE Index	3.82%	1.63%

Performance Inception Date			Oct. 29, 2021
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 676,980,846
Holdings Count | Holding			68
Advisory Fees Paid, Amount			$ 6,069,018
InvestmentCompanyPortfolioTurnover			64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$676,980,846 # of Portfolio Holdings68 Total Advisory Fees Paid$6,069,018 Portfolio Turnover Rate64%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Others (each less than 3.0%)	3.4%
Communications	11.0%
Technology	12.7%
Consumer, Cyclical	14.0%
Financial	15.9%
Industrial	16.0%
Consumer, Non-Cyclical	26.1%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	12.5%
Switzerland	3.6%
Italy	3.8%
Denmark	4.3%
Netherlands	4.5%
Spain	5.3%
United States	7.6%
Germany	7.8%
Canada	9.0%
France	9.7%
United Kingdom	14.7%
Japan	16.3%

Material Fund Change [Text Block]
C000230800
Shareholder Report [Line Items]
Fund Name			International Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$78	0.75%

Expenses Paid, Amount			$ 78
Expense Ratio, Percent			0.75%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the information technology sector was the top contributor to the Fund’s relative performance. This was highlighted by solid performance from Taiwan Semiconductor as well as software makers SAP, Shopify and Xero, whose stock prices increased due to results exceeding plans and seeing profitability benefits as AI efforts drove an uplift across business.

+ Argenx, a health care company, contributed to relative performance as the Dutch biotechnology company shares rose based upon strong sales for its Vyvgart treatment for a rare autoimmune disease and confidence in its long-term pipeline.

+ Industria de Diseno Textil, the Spanish clothing company, helped relative performance due to positive sales momentum and good expense control.

Top detractors from performance:

- The Fund’s underweight (relative to the benchmark index) to the financials sector was a key detractor from relative performance due to an underweight to the well-performing banking industry.

- Stock selection in financials hurt performance due to weakness among Hong Kong-based insurer AIA Group and Hong Kong Exchanges & Clearing as a result of a sluggish Chinese recovery.

- Shares of EDP-Energias, a Portuguese utility company, were pressured by negative sentiment toward renewable energy, rising yields and flagging demand in some of its end markets in Europe.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Growth (Class P)	MSCI EAFE Index
10/29/2021	$10,000	$10,000
10/31/2021	$10,000	$10,000
11/30/2021	$9,506	$9,535
12/31/2021	$9,919	$10,023
1/31/2022	$9,072	$9,538
2/28/2022	$8,585	$9,370
3/31/2022	$8,587	$9,430
4/30/2022	$7,954	$8,820
5/31/2022	$7,986	$8,886
6/30/2022	$7,390	$8,062
7/31/2022	$8,008	$8,463
8/31/2022	$7,457	$8,061
9/30/2022	$6,776	$7,307
10/31/2022	$7,247	$7,700
11/30/2022	$8,051	$8,567
12/31/2022	$7,798	$8,574
1/31/2023	$8,438	$9,269
2/28/2023	$8,143	$9,075
3/31/2023	$8,617	$9,300
4/30/2023	$8,805	$9,563
5/31/2023	$8,439	$9,158
6/30/2023	$8,746	$9,575
7/31/2023	$8,877	$9,885
8/31/2023	$8,492	$9,506
9/30/2023	$8,015	$9,181
10/31/2023	$7,807	$8,809
11/30/2023	$8,524	$9,627
12/31/2023	$8,902	$10,138
1/31/2024	$8,993	$10,196
2/29/2024	$9,373	$10,383
3/31/2024	$9,608	$10,725
4/30/2024	$9,104	$10,450
5/31/2024	$9,495	$10,855
6/30/2024	$9,556	$10,679
7/31/2024	$9,732	$10,993
8/31/2024	$10,262	$11,350
9/30/2024	$10,332	$11,455
10/31/2024	$9,788	$10,832
11/30/2024	$9,932	$10,771
12/31/2024	$9,580	$10,526

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 29, 2021
Class P	7.61%	(1.34%)
MSCI EAFE Index	3.82%	1.63%

Performance Inception Date			Oct. 29, 2021
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 676,980,846
Holdings Count | Holding			68
Advisory Fees Paid, Amount			$ 6,069,018
InvestmentCompanyPortfolioTurnover			64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$676,980,846 # of Portfolio Holdings68 Total Advisory Fees Paid$6,069,018 Portfolio Turnover Rate64%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Others (each less than 3.0%)	3.4%
Communications	11.0%
Technology	12.7%
Consumer, Cyclical	14.0%
Financial	15.9%
Industrial	16.0%
Consumer, Non-Cyclical	26.1%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	12.5%
Switzerland	3.6%
Italy	3.8%
Denmark	4.3%
Netherlands	4.5%
Spain	5.3%
United States	7.6%
Germany	7.8%
Canada	9.0%
France	9.7%
United Kingdom	14.7%
Japan	16.3%

Material Fund Change [Text Block]
C000078073
Shareholder Report [Line Items]
Fund Name			International Large-Cap Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	1.00%

Expenses Paid, Amount			$ 102
Expense Ratio, Percent			1.00%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the industrials sector contributed to relative returns as the Fund owned several companies that manufacture electrical equipment products needed for the energy transition.

+ Security selection and an overweight position (relative to the benchmark index) in the technology sector also supported relative performance.

+ An overweight position in electronics company Hitachi (Japan) boosted relative performance as the company’s share price climbed as a result of revenue results, led by strong sales growth in its IT services division.

Top detractors from performance:

- A combination of security selection and an underweight allocation to the financial sector detracted from relative returns. The Federal Reserve forecasted fewer interest rate cuts in 2025 than it had previously anticipated as a result of inflation remaining higher than expected, causing financials to rally and finished the year as the best-performing sector in the  benchmark index.

- An underweight allocation to the communications sector hurt relative performance as entertainment companies and wireless telecommunication services were standout performers.

- A combination of security selection and an overweight allocation to the consumer, non-cyclical sector detracted from relative returns. In particular, alcoholic beverage producers were under pressure due to cyclical pressures (e.g., excess inventory).

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Large-Cap (Class I)	MSCI EAFE Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,123	$10,049
2/28/2015	$10,724	$10,650
3/31/2015	$10,603	$10,488
4/30/2015	$11,046	$10,916
5/31/2015	$11,024	$10,860
6/30/2015	$10,696	$10,552
7/31/2015	$10,889	$10,772
8/31/2015	$10,036	$9,979
9/30/2015	$9,697	$9,472
10/31/2015	$10,312	$10,213
11/30/2015	$10,187	$10,054
12/31/2015	$9,956	$9,919
1/31/2016	$9,360	$9,201
2/29/2016	$9,153	$9,033
3/31/2016	$9,707	$9,620
4/30/2016	$9,869	$9,899
5/31/2016	$9,801	$9,809
6/30/2016	$9,573	$9,480
7/31/2016	$9,956	$9,960
8/31/2016	$10,079	$9,967
9/30/2016	$10,165	$10,090
10/31/2016	$9,935	$9,883
11/30/2016	$9,707	$9,687
12/31/2016	$9,949	$10,018
1/31/2017	$10,346	$10,308
2/28/2017	$10,398	$10,456
3/31/2017	$10,752	$10,744
4/30/2017	$11,170	$11,017
5/31/2017	$11,736	$11,421
6/30/2017	$11,756	$11,401
7/31/2017	$11,999	$11,730
8/31/2017	$11,990	$11,726
9/30/2017	$12,244	$12,017
10/31/2017	$12,467	$12,200
11/30/2017	$12,550	$12,328
12/31/2017	$12,686	$12,526
1/31/2018	$13,291	$13,154
2/28/2018	$12,676	$12,560
3/31/2018	$12,467	$12,334
4/30/2018	$12,687	$12,615
5/31/2018	$12,561	$12,332
6/30/2018	$12,416	$12,181
7/31/2018	$12,844	$12,481
8/31/2018	$12,665	$12,240
9/30/2018	$12,641	$12,346
10/31/2018	$11,594	$11,364
11/30/2018	$11,688	$11,349
12/31/2018	$11,187	$10,798
1/31/2019	$11,856	$11,508
2/28/2019	$12,289	$11,801
3/31/2019	$12,483	$11,876
4/30/2019	$12,983	$12,210
5/31/2019	$12,409	$11,623
6/30/2019	$13,272	$12,313
7/31/2019	$12,921	$12,157
8/31/2019	$12,914	$11,842
9/30/2019	$13,155	$12,181
10/31/2019	$13,616	$12,619
11/30/2019	$13,857	$12,761
12/31/2019	$14,323	$13,176
1/31/2020	$14,037	$12,900
2/29/2020	$13,107	$11,734
3/31/2020	$11,365	$10,168
4/30/2020	$12,114	$10,825
5/31/2020	$12,632	$11,296
6/30/2020	$13,161	$11,681
7/31/2020	$13,615	$11,953
8/31/2020	$14,195	$12,568
9/30/2020	$13,937	$12,241
10/31/2020	$13,205	$11,752
11/30/2020	$15,105	$13,574
12/31/2020	$15,861	$14,205
1/31/2021	$15,464	$14,054
2/28/2021	$15,627	$14,369
3/31/2021	$16,026	$14,700
4/30/2021	$16,594	$15,142
5/31/2021	$17,318	$15,636
6/30/2021	$17,126	$15,460
7/31/2021	$17,371	$15,576
8/31/2021	$17,738	$15,851
9/30/2021	$17,085	$15,391
10/31/2021	$17,833	$15,769
11/30/2021	$17,362	$15,035
12/31/2021	$18,205	$15,805
1/31/2022	$17,472	$15,042
2/28/2022	$16,787	$14,776
3/31/2022	$16,757	$14,871
4/30/2022	$15,734	$13,909
5/31/2022	$15,946	$14,013
6/30/2022	$14,624	$12,713
7/31/2022	$15,360	$13,346
8/31/2022	$14,504	$12,712
9/30/2022	$13,344	$11,523
10/31/2022	$14,013	$12,143
11/30/2022	$15,840	$13,510
12/31/2022	$15,439	$13,521
1/31/2023	$16,818	$14,616
2/28/2023	$16,285	$14,311
3/31/2023	$17,003	$14,666
4/30/2023	$17,556	$15,080
5/31/2023	$16,899	$14,442
6/30/2023	$17,636	$15,099
7/31/2023	$17,940	$15,587
8/31/2023	$17,306	$14,990
9/30/2023	$16,360	$14,478
10/31/2023	$16,089	$13,891
11/30/2023	$17,507	$15,181
12/31/2023	$18,319	$15,987
1/31/2024	$18,188	$16,079
2/29/2024	$18,743	$16,373
3/31/2024	$19,167	$16,912
4/30/2024	$18,522	$16,479
5/31/2024	$19,441	$17,117
6/30/2024	$19,116	$16,841
7/31/2024	$19,668	$17,335
8/31/2024	$20,398	$17,899
9/30/2024	$20,695	$18,064
10/31/2024	$19,594	$17,082
11/30/2024	$19,451	$16,985
12/31/2024	$18,992	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	3.68%	5.81%	6.62%
MSCI EAFE Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,188,641,862
Holdings Count | Holding			78
Advisory Fees Paid, Amount			$ 9,271,665
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,188,641,862 # of Portfolio Holdings78 Total Advisory Fees Paid$9,271,665 Portfolio Turnover Rate23%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.8%)
Others (each less than 3.0%)	6.6%
Basic Materials	5.5%
Technology	11.2%
Consumer, Cyclical	13.2%
Industrial	17.0%
Financial	20.4%
Consumer, Non-Cyclical	26.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.8%)
Others (each less than 3.0%)	19.8%
Canada	3.6%
Italy	4.0%
Germany	9.3%
Switzerland	9.5%
United Kingdom	9.9%
United States	11.9%
France	15.1%
Japan	17.7%

Material Fund Change [Text Block]
C000098946
Shareholder Report [Line Items]
Fund Name			International Large-Cap Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$82	0.80%

Expenses Paid, Amount			$ 82
Expense Ratio, Percent			0.80%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the industrials sector contributed to relative returns as the Fund owned several companies that manufacture electrical equipment products needed for the energy transition.

+ Security selection and an overweight position (relative to the benchmark index) in the technology sector also supported relative performance.

+ An overweight position in electronics company Hitachi (Japan) boosted relative performance as the company’s share price climbed as a result of revenue results, led by strong sales growth in its IT services division.

Top detractors from performance:

- A combination of security selection and an underweight allocation to the financial sector detracted from relative returns. The Federal Reserve forecasted fewer interest rate cuts in 2025 than it had previously anticipated as a result of inflation remaining higher than expected, causing financials to rally and finished the year as the best-performing sector in the  benchmark index.

- An underweight allocation to the communications sector hurt relative performance as entertainment companies and wireless telecommunication services were standout performers.

- A combination of security selection and an overweight allocation to the consumer, non-cyclical sector detracted from relative returns. In particular, alcoholic beverage producers were under pressure due to cyclical pressures (e.g., excess inventory).

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Large-Cap (Class P)	MSCI EAFE Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,125	$10,049
2/28/2015	$10,728	$10,650
3/31/2015	$10,608	$10,488
4/30/2015	$11,053	$10,916
5/31/2015	$11,033	$10,860
6/30/2015	$10,706	$10,552
7/31/2015	$10,902	$10,772
8/31/2015	$10,049	$9,979
9/30/2015	$9,712	$9,472
10/31/2015	$10,329	$10,213
11/30/2015	$10,205	$10,054
12/31/2015	$9,976	$9,919
1/31/2016	$9,380	$9,201
2/29/2016	$9,175	$9,033
3/31/2016	$9,731	$9,620
4/30/2016	$9,896	$9,899
5/31/2016	$9,829	$9,809
6/30/2016	$9,602	$9,480
7/31/2016	$9,987	$9,960
8/31/2016	$10,113	$9,967
9/30/2016	$10,201	$10,090
10/31/2016	$9,972	$9,883
11/30/2016	$9,745	$9,687
12/31/2016	$9,989	$10,018
1/31/2017	$10,389	$10,308
2/28/2017	$10,443	$10,456
3/31/2017	$10,801	$10,744
4/30/2017	$11,222	$11,017
5/31/2017	$11,793	$11,421
6/30/2017	$11,815	$11,401
7/31/2017	$12,061	$11,730
8/31/2017	$12,054	$11,726
9/30/2017	$12,311	$12,017
10/31/2017	$12,538	$12,200
11/30/2017	$12,623	$12,328
12/31/2017	$12,762	$12,526
1/31/2018	$13,373	$13,154
2/28/2018	$12,756	$12,560
3/31/2018	$12,548	$12,334
4/30/2018	$12,771	$12,615
5/31/2018	$12,647	$12,332
6/30/2018	$12,503	$12,181
7/31/2018	$12,936	$12,481
8/31/2018	$12,758	$12,240
9/30/2018	$12,736	$12,346
10/31/2018	$11,683	$11,364
11/30/2018	$11,780	$11,349
12/31/2018	$11,277	$10,798
1/31/2019	$11,953	$11,508
2/28/2019	$12,391	$11,801
3/31/2019	$12,590	$11,876
4/30/2019	$13,096	$12,210
5/31/2019	$12,519	$11,623
6/30/2019	$13,392	$12,313
7/31/2019	$13,040	$12,157
8/31/2019	$13,035	$11,842
9/30/2019	$13,280	$12,181
10/31/2019	$13,748	$12,619
11/30/2019	$13,994	$12,761
12/31/2019	$14,467	$13,176
1/31/2020	$14,181	$12,900
2/29/2020	$13,243	$11,734
3/31/2020	$11,485	$10,168
4/30/2020	$12,244	$10,825
5/31/2020	$12,769	$11,296
6/30/2020	$13,307	$11,681
7/31/2020	$13,768	$11,953
8/31/2020	$14,356	$12,568
9/30/2020	$14,098	$12,241
10/31/2020	$13,360	$11,752
11/30/2020	$15,285	$13,574
12/31/2020	$16,053	$14,205
1/31/2021	$15,653	$14,054
2/28/2021	$15,821	$14,369
3/31/2021	$16,227	$14,700
4/30/2021	$16,805	$15,142
5/31/2021	$17,541	$15,636
6/30/2021	$17,350	$15,460
7/31/2021	$17,601	$15,576
8/31/2021	$17,976	$15,851
9/30/2021	$17,317	$15,391
10/31/2021	$18,078	$15,769
11/30/2021	$17,604	$15,035
12/31/2021	$18,462	$15,805
1/31/2022	$17,721	$15,042
2/28/2022	$17,029	$14,776
3/31/2022	$17,001	$14,871
4/30/2022	$15,966	$13,909
5/31/2022	$16,184	$14,013
6/30/2022	$14,845	$12,713
7/31/2022	$15,594	$13,346
8/31/2022	$14,728	$12,712
9/30/2022	$13,552	$11,523
10/31/2022	$14,234	$12,143
11/30/2022	$16,093	$13,510
12/31/2022	$15,688	$13,521
1/31/2023	$17,091	$14,616
2/28/2023	$16,552	$14,311
3/31/2023	$17,286	$14,666
4/30/2023	$17,851	$15,080
5/31/2023	$17,186	$14,442
6/30/2023	$17,938	$15,099
7/31/2023	$18,251	$15,587
8/31/2023	$17,608	$14,990
9/30/2023	$16,649	$14,478
10/31/2023	$16,375	$13,891
11/30/2023	$17,821	$15,181
12/31/2023	$18,651	$15,987
1/31/2024	$18,521	$16,079
2/29/2024	$19,090	$16,373
3/31/2024	$19,525	$16,912
4/30/2024	$18,870	$16,479
5/31/2024	$19,810	$17,117
6/30/2024	$19,482	$16,841
7/31/2024	$20,048	$17,335
8/31/2024	$20,796	$17,899
9/30/2024	$21,102	$18,064
10/31/2024	$19,983	$17,082
11/30/2024	$19,841	$16,985
12/31/2024	$19,375	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	3.88%	6.02%	6.84%
MSCI EAFE Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,188,641,862
Holdings Count | Holding			78
Advisory Fees Paid, Amount			$ 9,271,665
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,188,641,862 # of Portfolio Holdings78 Total Advisory Fees Paid$9,271,665 Portfolio Turnover Rate23%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.8%)
Others (each less than 3.0%)	6.6%
Basic Materials	5.5%
Technology	11.2%
Consumer, Cyclical	13.2%
Industrial	17.0%
Financial	20.4%
Consumer, Non-Cyclical	26.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.8%)
Others (each less than 3.0%)	19.8%
Canada	3.6%
Italy	4.0%
Germany	9.3%
Switzerland	9.5%
United Kingdom	9.9%
United States	11.9%
France	15.1%
Japan	17.7%

Material Fund Change [Text Block]
C000078094
Shareholder Report [Line Items]
Fund Name			International Small-Cap Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	1.15%

Expenses Paid, Amount			$ 114
Expense Ratio, Percent			1.15%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight position (relative to its benchmark index, the MSCI ACWI ex USA Small Cap Index) in International Games System, a gaming company in Taiwan, was a top contributor. The company was on pace for record sales and earnings as its online game business, with a higher margin, grew faster than its arcade game business.

+ Non-benchmark holding in Germany-based Rheinmetall AG also contributed. Rheinmetall, an automotive and arms manufacturer, continued to benefit from upward trending defense budgets across the European continent as well as orders to replace materiel donated to Ukraine.

+ An overweight in Danish bank Spar Nord also contributed as net interest income grew due to the higher level of interest rates and net fee income from asset management increased.

Top detractors from performance:

- An overweight position in John Wood Group was a significant detractor. The United Kingdom-based engineering and consulting company has been struggling with restructuring challenges.

- An overweight in Tsuruha Holdings, Japan’s largest operator of drugstores, detracted from performance as the company’s sales were weak.

- A non-benchmark holding in Hypera SA, a Brazilian pharmaceutical company, hurt performance as its net revenues, gross margin, and net profit declined due to less operating leverage, higher marketing expenses, and increased discounts on certain products.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Small-Cap (Class I)	MSCI ACWI ex USA Small Cap Index	MSCI EAFE Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,951	$9,963	$10,049
2/28/2015	$10,619	$10,507	$10,650
3/31/2015	$10,558	$10,393	$10,488
4/30/2015	$11,101	$11,014	$10,916
5/31/2015	$11,271	$11,076	$10,860
6/30/2015	$11,179	$10,832	$10,552
7/31/2015	$11,205	$10,625	$10,772
8/31/2015	$10,579	$10,032	$9,979
9/30/2015	$10,233	$9,746	$9,472
10/31/2015	$10,710	$10,324	$10,213
11/30/2015	$10,707	$10,250	$10,054
12/31/2015	$10,643	$10,260	$9,919
1/31/2016	$10,045	$9,474	$9,201
2/29/2016	$9,839	$9,506	$9,033
3/31/2016	$10,692	$10,330	$9,620
4/30/2016	$10,803	$10,619	$9,899
5/31/2016	$10,962	$10,549	$9,809
6/30/2016	$10,513	$10,240	$9,480
7/31/2016	$11,031	$10,810	$9,960
8/31/2016	$10,942	$10,784	$9,967
9/30/2016	$11,316	$11,050	$10,090
10/31/2016	$11,016	$10,759	$9,883
11/30/2016	$10,732	$10,440	$9,687
12/31/2016	$11,007	$10,661	$10,018
1/31/2017	$11,408	$11,070	$10,308
2/28/2017	$11,647	$11,361	$10,456
3/31/2017	$11,977	$11,597	$10,744
4/30/2017	$12,330	$11,945	$11,017
5/31/2017	$12,704	$12,269	$11,421
6/30/2017	$12,806	$12,320	$11,401
7/31/2017	$13,356	$12,756	$11,730
8/31/2017	$13,576	$12,894	$11,726
9/30/2017	$13,890	$13,171	$12,017
10/31/2017	$14,108	$13,417	$12,200
11/30/2017	$14,188	$13,617	$12,328
12/31/2017	$14,520	$14,035	$12,526
1/31/2018	$15,274	$14,725	$13,154
2/28/2018	$14,496	$14,146	$12,560
3/31/2018	$14,412	$13,952	$12,334
4/30/2018	$14,512	$14,147	$12,615
5/31/2018	$14,329	$14,004	$12,332
6/30/2018	$13,938	$13,622	$12,181
7/31/2018	$14,082	$13,717	$12,481
8/31/2018	$13,778	$13,584	$12,240
9/30/2018	$13,638	$13,416	$12,346
10/31/2018	$12,220	$12,111	$11,364
11/30/2018	$12,015	$12,141	$11,349
12/31/2018	$11,303	$11,481	$10,798
1/31/2019	$12,375	$12,380	$11,508
2/28/2019	$12,528	$12,640	$11,801
3/31/2019	$12,442	$12,659	$11,876
4/30/2019	$12,738	$12,939	$12,210
5/31/2019	$11,840	$12,271	$11,623
6/30/2019	$12,499	$12,813	$12,313
7/31/2019	$12,294	$12,727	$12,157
8/31/2019	$11,948	$12,360	$11,842
9/30/2019	$12,254	$12,661	$12,181
10/31/2019	$12,732	$13,173	$12,619
11/30/2019	$12,966	$13,394	$12,761
12/31/2019	$13,571	$14,055	$13,176
1/31/2020	$13,026	$13,616	$12,900
2/29/2020	$11,896	$12,364	$11,734
3/31/2020	$9,444	$9,978	$10,168
4/30/2020	$10,585	$11,191	$10,825
5/31/2020	$11,270	$11,869	$11,296
6/30/2020	$11,530	$12,256	$11,681
7/31/2020	$11,992	$12,869	$11,953
8/31/2020	$12,668	$13,715	$12,568
9/30/2020	$12,650	$13,542	$12,241
10/31/2020	$12,253	$13,183	$11,752
11/30/2020	$13,728	$15,007	$13,574
12/31/2020	$14,714	$16,056	$14,205
1/31/2021	$14,723	$16,028	$14,054
2/28/2021	$15,202	$16,608	$14,369
3/31/2021	$15,878	$16,945	$14,700
4/30/2021	$16,649	$17,723	$15,142
5/31/2021	$17,176	$18,133	$15,636
6/30/2021	$16,910	$18,021	$15,460
7/31/2021	$17,161	$18,166	$15,576
8/31/2021	$17,304	$18,585	$15,851
9/30/2021	$16,581	$18,020	$15,391
10/31/2021	$16,881	$18,302	$15,769
11/30/2021	$15,995	$17,396	$15,035
12/31/2021	$16,755	$18,131	$15,805
1/31/2022	$16,167	$17,000	$15,042
2/28/2022	$15,644	$16,779	$14,776
3/31/2022	$15,394	$16,950	$14,871
4/30/2022	$14,613	$15,856	$13,909
5/31/2022	$14,842	$15,710	$14,013
6/30/2022	$13,494	$13,976	$12,713
7/31/2022	$14,070	$14,783	$13,346
8/31/2022	$13,336	$14,396	$12,712
9/30/2022	$11,988	$12,806	$11,523
10/31/2022	$12,695	$13,222	$12,143
11/30/2022	$14,005	$14,486	$13,510
12/31/2022	$13,892	$14,510	$13,521
1/31/2023	$14,945	$15,555	$14,616
2/28/2023	$14,707	$15,158	$14,311
3/31/2023	$14,954	$15,192	$14,666
4/30/2023	$15,089	$15,416	$15,080
5/31/2023	$14,660	$14,988	$14,442
6/30/2023	$15,024	$15,503	$15,099
7/31/2023	$15,577	$16,290	$15,587
8/31/2023	$15,114	$15,836	$14,990
9/30/2023	$14,579	$15,240	$14,478
10/31/2023	$13,970	$14,388	$13,891
11/30/2023	$15,254	$15,780	$15,181
12/31/2023	$16,285	$16,782	$15,987
1/31/2024	$15,991	$16,494	$16,079
2/29/2024	$16,195	$16,660	$16,373
3/31/2024	$16,700	$17,136	$16,912
4/30/2024	$16,181	$16,887	$16,479
5/31/2024	$16,855	$17,434	$17,117
6/30/2024	$16,490	$17,249	$16,841
7/31/2024	$17,105	$17,906	$17,335
8/31/2024	$17,290	$18,236	$17,899
9/30/2024	$17,392	$18,784	$18,064
10/31/2024	$16,330	$17,802	$17,082
11/30/2024	$16,512	$17,724	$16,985
12/31/2024	$16,125	$17,346	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(0.98%)	3.51%	4.89%
MSCI ACWI ex USA Small Cap Index	3.36%	4.30%	5.66%
MSCI EAFE Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 386,656,452
Holdings Count | Holding			169
Advisory Fees Paid, Amount			$ 1,414,872
InvestmentCompanyPortfolioTurnover			86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$386,656,452 # of Portfolio Holdings169 Total Advisory Fees Paid$1,414,872 Portfolio Turnover Rate86%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.2%
Others (each less than 3.0%)	5.2%
Energy	5.5%
Technology	7.1%
Exchange-Traded Funds	7.9%
Consumer, Cyclical	12.8%
Consumer, Non-Cyclical	17.7%
Financial	17.8%
Industrial	23.8%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.2%
Others (each less than 3.0%)	37.1%
Canada	3.0%
France	3.2%
Australia	3.3%
Spain	3.4%
Taiwan	3.7%
China	4.0%
United States	4.1%
United Kingdom	14.6%
Japan	21.4%

Material Fund Change [Text Block]
C000098965
Shareholder Report [Line Items]
Fund Name			International Small-Cap Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$95	0.95%

Expenses Paid, Amount			$ 95
Expense Ratio, Percent			0.95%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight position (relative to its benchmark index, the MSCI ACWI ex USA Small Cap Index) in International Games System, a gaming company in Taiwan, was a top contributor. The company was on pace for record sales and earnings as its online game business, with a higher margin, grew faster than its arcade game business.

+ Non-benchmark holding in Germany-based Rheinmetall AG also contributed. Rheinmetall, an automotive and arms manufacturer, continued to benefit from upward trending defense budgets across the European continent as well as orders to replace materiel donated to Ukraine.

+ An overweight in Danish bank Spar Nord also contributed as net interest income grew due to the higher level of interest rates and net fee income from asset management increased.

Top detractors from performance:

- An overweight position in John Wood Group was a significant detractor. The United Kingdom-based engineering and consulting company has been struggling with restructuring challenges.

- An overweight in Tsuruha Holdings, Japan’s largest operator of drugstores, detracted from performance as the company’s sales were weak.

- A non-benchmark holding in Hypera SA, a Brazilian pharmaceutical company, hurt performance as its net revenues, gross margin, and net profit declined due to less operating leverage, higher marketing expenses, and increased discounts on certain products.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Small-Cap (Class P)	MSCI ACWI ex USA Small Cap Index	MSCI EAFE Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,953	$9,963	$10,049
2/28/2015	$10,623	$10,507	$10,650
3/31/2015	$10,563	$10,393	$10,488
4/30/2015	$11,108	$11,014	$10,916
5/31/2015	$11,281	$11,076	$10,860
6/30/2015	$11,190	$10,832	$10,552
7/31/2015	$11,218	$10,625	$10,772
8/31/2015	$10,593	$10,032	$9,979
9/30/2015	$10,248	$9,746	$9,472
10/31/2015	$10,728	$10,324	$10,213
11/30/2015	$10,727	$10,250	$10,054
12/31/2015	$10,664	$10,260	$9,919
1/31/2016	$10,067	$9,474	$9,201
2/29/2016	$9,862	$9,506	$9,033
3/31/2016	$10,719	$10,330	$9,620
4/30/2016	$10,832	$10,619	$9,899
5/31/2016	$10,994	$10,549	$9,809
6/30/2016	$10,545	$10,240	$9,480
7/31/2016	$11,066	$10,810	$9,960
8/31/2016	$10,979	$10,784	$9,967
9/30/2016	$11,355	$11,050	$10,090
10/31/2016	$11,056	$10,759	$9,883
11/30/2016	$10,773	$10,440	$9,687
12/31/2016	$11,051	$10,661	$10,018
1/31/2017	$11,455	$11,070	$10,308
2/28/2017	$11,697	$11,361	$10,456
3/31/2017	$12,030	$11,597	$10,744
4/30/2017	$12,388	$11,945	$11,017
5/31/2017	$12,766	$12,269	$11,421
6/30/2017	$12,869	$12,320	$11,401
7/31/2017	$13,425	$12,756	$11,730
8/31/2017	$13,648	$12,894	$11,726
9/30/2017	$13,967	$13,171	$12,017
10/31/2017	$14,188	$13,417	$12,200
11/30/2017	$14,271	$13,617	$12,328
12/31/2017	$14,607	$14,035	$12,526
1/31/2018	$15,368	$14,725	$13,154
2/28/2018	$14,587	$14,146	$12,560
3/31/2018	$14,505	$13,952	$12,334
4/30/2018	$14,609	$14,147	$12,615
5/31/2018	$14,427	$14,004	$12,332
6/30/2018	$14,035	$13,622	$12,181
7/31/2018	$14,183	$13,717	$12,481
8/31/2018	$13,879	$13,584	$12,240
9/30/2018	$13,740	$13,416	$12,346
10/31/2018	$12,314	$12,111	$11,364
11/30/2018	$12,110	$12,141	$11,349
12/31/2018	$11,393	$11,481	$10,798
1/31/2019	$12,476	$12,380	$11,508
2/28/2019	$12,633	$12,640	$11,801
3/31/2019	$12,548	$12,659	$11,876
4/30/2019	$12,849	$12,939	$12,210
5/31/2019	$11,945	$12,271	$11,623
6/30/2019	$12,612	$12,813	$12,313
7/31/2019	$12,407	$12,727	$12,157
8/31/2019	$12,060	$12,360	$11,842
9/30/2019	$12,370	$12,661	$12,181
10/31/2019	$12,855	$13,173	$12,619
11/30/2019	$13,093	$13,394	$12,761
12/31/2019	$13,707	$14,055	$13,176
1/31/2020	$13,158	$13,616	$12,900
2/29/2020	$12,019	$12,364	$11,734
3/31/2020	$9,543	$9,978	$10,168
4/30/2020	$10,698	$11,191	$10,825
5/31/2020	$11,392	$11,869	$11,296
6/30/2020	$11,657	$12,256	$11,681
7/31/2020	$12,127	$12,869	$11,953
8/31/2020	$12,813	$13,715	$12,568
9/30/2020	$12,796	$13,542	$12,241
10/31/2020	$12,397	$13,183	$11,752
11/30/2020	$13,891	$15,007	$13,574
12/31/2020	$14,891	$16,056	$14,205
1/31/2021	$14,903	$16,028	$14,054
2/28/2021	$15,390	$16,608	$14,369
3/31/2021	$16,077	$16,945	$14,700
4/30/2021	$16,860	$17,723	$15,142
5/31/2021	$17,397	$18,133	$15,636
6/30/2021	$17,131	$18,021	$15,460
7/31/2021	$17,388	$18,166	$15,576
8/31/2021	$17,535	$18,585	$15,851
9/30/2021	$16,806	$18,020	$15,391
10/31/2021	$17,113	$18,302	$15,769
11/30/2021	$16,218	$17,396	$15,035
12/31/2021	$16,991	$18,131	$15,805
1/31/2022	$16,397	$17,000	$15,042
2/28/2022	$15,869	$16,779	$14,776
3/31/2022	$15,618	$16,950	$14,871
4/30/2022	$14,828	$15,856	$13,909
5/31/2022	$15,063	$15,710	$14,013
6/30/2022	$13,697	$13,976	$12,713
7/31/2022	$14,285	$14,783	$13,346
8/31/2022	$13,542	$14,396	$12,712
9/30/2022	$12,175	$12,806	$11,523
10/31/2022	$12,896	$13,222	$12,143
11/30/2022	$14,228	$14,486	$13,510
12/31/2022	$14,116	$14,510	$13,521
1/31/2023	$15,188	$15,555	$14,616
2/28/2023	$14,949	$15,158	$14,311
3/31/2023	$15,202	$15,192	$14,666
4/30/2023	$15,342	$15,416	$15,080
5/31/2023	$14,909	$14,988	$14,442
6/30/2023	$15,281	$15,503	$15,099
7/31/2023	$15,846	$16,290	$15,587
8/31/2023	$15,378	$15,836	$14,990
9/30/2023	$14,836	$15,240	$14,478
10/31/2023	$14,218	$14,388	$13,891
11/30/2023	$15,528	$15,780	$15,181
12/31/2023	$16,581	$16,782	$15,987
1/31/2024	$16,284	$16,494	$16,079
2/29/2024	$16,494	$16,660	$16,373
3/31/2024	$17,012	$17,136	$16,912
4/30/2024	$16,486	$16,887	$16,479
5/31/2024	$17,174	$17,434	$17,117
6/30/2024	$16,806	$17,249	$16,841
7/31/2024	$17,436	$17,906	$17,335
8/31/2024	$17,627	$18,236	$17,899
9/30/2024	$17,734	$18,784	$18,064
10/31/2024	$16,654	$17,802	$17,082
11/30/2024	$16,843	$17,724	$16,985
12/31/2024	$16,451	$17,346	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	(0.78%)	3.72%	5.10%
MSCI ACWI ex USA Small Cap Index	3.36%	4.30%	5.66%
MSCI EAFE Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 386,656,452
Holdings Count | Holding			169
Advisory Fees Paid, Amount			$ 1,414,872
InvestmentCompanyPortfolioTurnover			86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$386,656,452 # of Portfolio Holdings169 Total Advisory Fees Paid$1,414,872 Portfolio Turnover Rate86%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.2%
Others (each less than 3.0%)	5.2%
Energy	5.5%
Technology	7.1%
Exchange-Traded Funds	7.9%
Consumer, Cyclical	12.8%
Consumer, Non-Cyclical	17.7%
Financial	17.8%
Industrial	23.8%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.2%
Others (each less than 3.0%)	37.1%
Canada	3.0%
France	3.2%
Australia	3.3%
Spain	3.4%
Taiwan	3.7%
China	4.0%
United States	4.1%
United Kingdom	14.6%
Japan	21.4%

Material Fund Change [Text Block]
C000078114
Shareholder Report [Line Items]
Fund Name			International Value Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.91%

Expenses Paid, Amount			$ 93
Expense Ratio, Percent			0.91%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Country selection within the Europe Developed (excluding the United Kingdom) region, where resilient labor markets reinforced the view that an inflation soft landing was achievable, was a key contributor to performance.

+ Sector allocation contributed to outperformance. An overweight allocation (relative to the benchmark index) to financials contributed to results as that sector gained.

+ UniCredit S.p.A. and BPER Banca S.p.A. were the top individual contributors to performance. Both Italian banks reported strong results amid a backdrop of challenging interest rates.

Top detractors from performance:

- Security selection in the industrials, consumer discretionary, and communication services sectors detracted from performance.

- An overweight allocation to the poor performing energy sector hurt performance.

- Banco Bradesco SA, a Brazilian bank, was the largest individual detractor from performance as the bank struggled amid a challenging macroeconomic landscape in Brazil.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Value (Class I)	MSCI EAFE Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,116	$10,049
2/28/2015	$10,660	$10,650
3/31/2015	$10,450	$10,488
4/30/2015	$10,922	$10,916
5/31/2015	$10,982	$10,860
6/30/2015	$10,690	$10,552
7/31/2015	$10,795	$10,772
8/31/2015	$9,932	$9,979
9/30/2015	$9,519	$9,472
10/31/2015	$10,056	$10,213
11/30/2015	$9,974	$10,054
12/31/2015	$9,737	$9,919
1/31/2016	$9,036	$9,201
2/29/2016	$8,686	$9,033
3/31/2016	$9,306	$9,620
4/30/2016	$9,541	$9,899
5/31/2016	$9,447	$9,809
6/30/2016	$9,058	$9,480
7/31/2016	$9,488	$9,960
8/31/2016	$9,651	$9,967
9/30/2016	$9,662	$10,090
10/31/2016	$9,654	$9,883
11/30/2016	$9,652	$9,687
12/31/2016	$10,026	$10,018
1/31/2017	$10,334	$10,308
2/28/2017	$10,353	$10,456
3/31/2017	$10,709	$10,744
4/30/2017	$10,765	$11,017
5/31/2017	$11,040	$11,421
6/30/2017	$11,137	$11,401
7/31/2017	$11,487	$11,730
8/31/2017	$11,413	$11,726
9/30/2017	$11,799	$12,017
10/31/2017	$11,940	$12,200
11/30/2017	$11,978	$12,328
12/31/2017	$12,189	$12,526
1/31/2018	$12,945	$13,154
2/28/2018	$12,364	$12,560
3/31/2018	$12,124	$12,334
4/30/2018	$12,400	$12,615
5/31/2018	$11,807	$12,332
6/30/2018	$11,540	$12,181
7/31/2018	$11,984	$12,481
8/31/2018	$11,630	$12,240
9/30/2018	$11,969	$12,346
10/31/2018	$11,095	$11,364
11/30/2018	$11,020	$11,349
12/31/2018	$10,366	$10,798
1/31/2019	$11,142	$11,508
2/28/2019	$11,246	$11,801
3/31/2019	$11,060	$11,876
4/30/2019	$11,359	$12,210
5/31/2019	$10,610	$11,623
6/30/2019	$11,261	$12,313
7/31/2019	$10,828	$12,157
8/31/2019	$10,430	$11,842
9/30/2019	$10,952	$12,181
10/31/2019	$11,414	$12,619
11/30/2019	$11,564	$12,761
12/31/2019	$12,087	$13,176
1/31/2020	$11,141	$12,900
2/29/2020	$10,076	$11,734
3/31/2020	$7,869	$10,168
4/30/2020	$8,518	$10,825
5/31/2020	$8,841	$11,296
6/30/2020	$9,096	$11,681
7/31/2020	$9,128	$11,953
8/31/2020	$9,816	$12,568
9/30/2020	$9,263	$12,241
10/31/2020	$9,000	$11,752
11/30/2020	$10,731	$13,574
12/31/2020	$11,220	$14,205
1/31/2021	$11,153	$14,054
2/28/2021	$12,091	$14,369
3/31/2021	$12,631	$14,700
4/30/2021	$12,797	$15,142
5/31/2021	$13,597	$15,636
6/30/2021	$13,167	$15,460
7/31/2021	$13,019	$15,576
8/31/2021	$13,294	$15,851
9/30/2021	$13,384	$15,391
10/31/2021	$13,623	$15,769
11/30/2021	$12,855	$15,035
12/31/2021	$13,505	$15,805
1/31/2022	$14,158	$15,042
2/28/2022	$13,743	$14,776
3/31/2022	$13,552	$14,871
4/30/2022	$12,912	$13,909
5/31/2022	$13,553	$14,013
6/30/2022	$12,256	$12,713
7/31/2022	$12,424	$13,346
8/31/2022	$11,987	$12,712
9/30/2022	$10,969	$11,523
10/31/2022	$11,732	$12,143
11/30/2022	$13,337	$13,510
12/31/2022	$13,334	$13,521
1/31/2023	$14,620	$14,616
2/28/2023	$14,378	$14,311
3/31/2023	$14,230	$14,666
4/30/2023	$14,594	$15,080
5/31/2023	$13,960	$14,442
6/30/2023	$14,801	$15,099
7/31/2023	$15,534	$15,587
8/31/2023	$15,083	$14,990
9/30/2023	$14,839	$14,478
10/31/2023	$14,375	$13,891
11/30/2023	$15,418	$15,181
12/31/2023	$16,028	$15,987
1/31/2024	$15,678	$16,079
2/29/2024	$15,919	$16,373
3/31/2024	$16,749	$16,912
4/30/2024	$16,611	$16,479
5/31/2024	$17,335	$17,117
6/30/2024	$16,519	$16,841
7/31/2024	$17,357	$17,335
8/31/2024	$17,851	$17,899
9/30/2024	$18,078	$18,064
10/31/2024	$17,344	$17,082
11/30/2024	$17,055	$16,985
12/31/2024	$16,651	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	3.89%	6.62%	5.23%
MSCI EAFE Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 993,296,678
Holdings Count | Holding			138
Advisory Fees Paid, Amount			$ 6,134,133
InvestmentCompanyPortfolioTurnover			53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$993,296,678 # of Portfolio Holdings138 Total Advisory Fees Paid$6,134,133 Portfolio Turnover Rate53%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.0%
Others (each less than 3.0%)	3.2%
Basic Materials	4.9%
Industrial	7.7%
Energy	8.0%
Communications	11.8%
Consumer, Cyclical	13.7%
Consumer, Non-Cyclical	17.8%
Financial	30.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.0%
Others (each less than 3.0%)	18.2%
Brazil	3.6%
Switzerland	4.1%
South Korea	4.4%
Italy	4.8%
Netherlands	5.1%
United States	6.3%
Germany	7.5%
France	11.6%
United Kingdom	12.0%
Japan	20.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Japan Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Japan Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098973
Shareholder Report [Line Items]
Fund Name			International Value Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.71%

Expenses Paid, Amount			$ 72
Expense Ratio, Percent			0.71%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Country selection within the Europe Developed (excluding the United Kingdom) region, where resilient labor markets reinforced the view that an inflation soft landing was achievable, was a key contributor to performance.

+ Sector allocation contributed to outperformance. An overweight allocation (relative to the benchmark index) to financials contributed to results as that sector gained.

+ UniCredit S.p.A. and BPER Banca S.p.A. were the top individual contributors to performance. Both Italian banks reported strong results amid a backdrop of challenging interest rates.

Top detractors from performance:

- Security selection in the industrials, consumer discretionary, and communication services sectors detracted from performance.

- An overweight allocation to the poor performing energy sector hurt performance.

- Banco Bradesco SA, a Brazilian bank, was the largest individual detractor from performance as the bank struggled amid a challenging macroeconomic landscape in Brazil.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Value (Class P)	MSCI EAFE Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,118	$10,049
2/28/2015	$10,664	$10,650
3/31/2015	$10,455	$10,488
4/30/2015	$10,929	$10,916
5/31/2015	$10,991	$10,860
6/30/2015	$10,700	$10,552
7/31/2015	$10,807	$10,772
8/31/2015	$9,945	$9,979
9/30/2015	$9,533	$9,472
10/31/2015	$10,073	$10,213
11/30/2015	$9,992	$10,054
12/31/2015	$9,756	$9,919
1/31/2016	$9,056	$9,201
2/29/2016	$8,706	$9,033
3/31/2016	$9,329	$9,620
4/30/2016	$9,567	$9,899
5/31/2016	$9,473	$9,809
6/30/2016	$9,085	$9,480
7/31/2016	$9,518	$9,960
8/31/2016	$9,683	$9,967
9/30/2016	$9,696	$10,090
10/31/2016	$9,689	$9,883
11/30/2016	$9,689	$9,687
12/31/2016	$10,066	$10,018
1/31/2017	$10,377	$10,308
2/28/2017	$10,398	$10,456
3/31/2017	$10,758	$10,744
4/30/2017	$10,815	$11,017
5/31/2017	$11,093	$11,421
6/30/2017	$11,193	$11,401
7/31/2017	$11,546	$11,730
8/31/2017	$11,474	$11,726
9/30/2017	$11,864	$12,017
10/31/2017	$12,008	$12,200
11/30/2017	$12,048	$12,328
12/31/2017	$12,262	$12,526
1/31/2018	$13,025	$13,154
2/28/2018	$12,442	$12,560
3/31/2018	$12,203	$12,334
4/30/2018	$12,483	$12,615
5/31/2018	$11,888	$12,332
6/30/2018	$11,621	$12,181
7/31/2018	$12,070	$12,481
8/31/2018	$11,715	$12,240
9/30/2018	$12,059	$12,346
10/31/2018	$11,180	$11,364
11/30/2018	$11,106	$11,349
12/31/2018	$10,449	$10,798
1/31/2019	$11,233	$11,508
2/28/2019	$11,339	$11,801
3/31/2019	$11,154	$11,876
4/30/2019	$11,457	$12,210
5/31/2019	$10,704	$11,623
6/30/2019	$11,362	$12,313
7/31/2019	$10,927	$12,157
8/31/2019	$10,528	$11,842
9/30/2019	$11,056	$12,181
10/31/2019	$11,524	$12,619
11/30/2019	$11,678	$12,761
12/31/2019	$12,208	$13,176
1/31/2020	$11,255	$12,900
2/29/2020	$10,181	$11,734
3/31/2020	$7,952	$10,168
4/30/2020	$8,609	$10,825
5/31/2020	$8,937	$11,296
6/30/2020	$9,196	$11,681
7/31/2020	$9,230	$11,953
8/31/2020	$9,928	$12,568
9/30/2020	$9,370	$12,241
10/31/2020	$9,105	$11,752
11/30/2020	$10,859	$13,574
12/31/2020	$11,355	$14,205
1/31/2021	$11,289	$14,054
2/28/2021	$12,241	$14,369
3/31/2021	$12,790	$14,700
4/30/2021	$12,959	$15,142
5/31/2021	$13,772	$15,636
6/30/2021	$13,339	$15,460
7/31/2021	$13,191	$15,576
8/31/2021	$13,472	$15,851
9/30/2021	$13,565	$15,391
10/31/2021	$13,810	$15,769
11/30/2021	$13,033	$15,035
12/31/2021	$13,695	$15,805
1/31/2022	$14,359	$15,042
2/28/2022	$13,941	$14,776
3/31/2022	$13,749	$14,871
4/30/2022	$13,103	$13,909
5/31/2022	$13,755	$14,013
6/30/2022	$12,441	$12,713
7/31/2022	$12,613	$13,346
8/31/2022	$12,172	$12,712
9/30/2022	$11,140	$11,523
10/31/2022	$11,917	$12,143
11/30/2022	$13,550	$13,510
12/31/2022	$13,549	$13,521
1/31/2023	$14,858	$14,616
2/28/2023	$14,614	$14,311
3/31/2023	$14,466	$14,666
4/30/2023	$14,839	$15,080
5/31/2023	$14,197	$14,442
6/30/2023	$15,054	$15,099
7/31/2023	$15,803	$15,587
8/31/2023	$15,347	$14,990
9/30/2023	$15,100	$14,478
10/31/2023	$14,631	$13,891
11/30/2023	$15,695	$15,181
12/31/2023	$16,319	$15,987
1/31/2024	$15,965	$16,079
2/29/2024	$16,213	$16,373
3/31/2024	$17,061	$16,912
4/30/2024	$16,923	$16,479
5/31/2024	$17,664	$17,117
6/30/2024	$16,835	$16,841
7/31/2024	$17,693	$17,335
8/31/2024	$18,200	$17,899
9/30/2024	$18,433	$18,064
10/31/2024	$17,688	$17,082
11/30/2024	$17,396	$16,985
12/31/2024	$16,987	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	4.10%	6.83%	5.44%
MSCI EAFE Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 993,296,678
Holdings Count | Holding			138
Advisory Fees Paid, Amount			$ 6,134,133
InvestmentCompanyPortfolioTurnover			53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$993,296,678 # of Portfolio Holdings138 Total Advisory Fees Paid$6,134,133 Portfolio Turnover Rate53%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.0%
Others (each less than 3.0%)	3.2%
Basic Materials	4.9%
Industrial	7.7%
Energy	8.0%
Communications	11.8%
Consumer, Cyclical	13.7%
Consumer, Non-Cyclical	17.8%
Financial	30.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.0%
Others (each less than 3.0%)	18.2%
Brazil	3.6%
Switzerland	4.1%
South Korea	4.4%
Italy	4.8%
Netherlands	5.1%
United States	6.3%
Germany	7.5%
France	11.6%
United Kingdom	12.0%
Japan	20.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Japan Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Japan Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078112
Shareholder Report [Line Items]
Fund Name			Health Sciences Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	1.14%

Expenses Paid, Amount			$ 116
Expense Ratio, Percent			1.14%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight position (relative to the health care sector benchmark index, the Russell 3000 Health Care Index) in Boston Scientific was the largest contributor. The share price rallied as the company saw strong adoption of its recently approved devices by the U.S. Food and Drug Administration (“FDA”) in high-growth cardiovascular end markets, while also benefiting from a robust pipeline of future commercial opportunities.

+ An overweight position in Argenx contributed to relative performance as the Dutch biotechnology company shares rose based upon strong sales for its Vyvgart treatment for a rare autoimmune disease and confidence in its long-term pipeline.

+ An overweight position in Intuitive Surgical contributed positively to relative performance. The company experienced strong growth in installations and procedural volumes for its da Vinci surgical robotic system and received FDA approval for its latest-generation model.

Top detractors from performance:

- An underweight position in Eli Lilly was the largest detractor, as the shares increased as driven by strong demand for its glucagon-like peptide-1 (GLP-1) weight-loss drugs.

- An overweight position in Biogen detracted from relative returns. Despite achieving the first-ever approval for an Alzheimer’s disease treatment, the company’s shares traded down as it faced slower drug uptake due to the requirements for specialized screening and limited availability of infusion centers.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Health Sciences (Class I)	Russell 3000 Health Care Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,193	$10,159	$9,700
2/28/2015	$10,717	$10,637	$10,257
3/31/2015	$10,966	$10,780	$10,095
4/30/2015	$10,735	$10,580	$10,192
5/31/2015	$11,457	$11,127	$10,323
6/30/2015	$11,490	$11,143	$10,123
7/31/2015	$11,872	$11,461	$10,335
8/31/2015	$10,966	$10,544	$9,712
9/30/2015	$10,138	$9,847	$9,471
10/31/2015	$10,664	$10,512	$10,270
11/30/2015	$10,745	$10,582	$10,301
12/31/2015	$10,959	$10,714	$10,138
1/31/2016	$9,767	$9,720	$9,635
2/29/2016	$9,597	$9,647	$9,622
3/31/2016	$9,899	$9,959	$10,275
4/30/2016	$10,335	$10,265	$10,315
5/31/2016	$10,587	$10,501	$10,500
6/30/2016	$10,608	$10,560	$10,527
7/31/2016	$11,143	$11,140	$10,915
8/31/2016	$10,814	$10,797	$10,931
9/30/2016	$10,880	$10,813	$10,933
10/31/2016	$10,083	$10,038	$10,733
11/30/2016	$10,337	$10,311	$11,131
12/31/2016	$10,304	$10,357	$11,351
1/31/2017	$10,650	$10,633	$11,566
2/28/2017	$11,360	$11,310	$12,025
3/31/2017	$11,375	$11,279	$12,039
4/30/2017	$11,723	$11,462	$12,163
5/31/2017	$11,795	$11,515	$12,334
6/30/2017	$12,292	$12,098	$12,411
7/31/2017	$12,340	$12,162	$12,666
8/31/2017	$12,498	$12,407	$12,705
9/30/2017	$12,581	$12,552	$12,967
10/31/2017	$12,550	$12,444	$13,270
11/30/2017	$12,905	$12,823	$13,677
12/31/2017	$12,774	$12,753	$13,829
1/31/2018	$13,649	$13,616	$14,621
2/28/2018	$13,032	$13,048	$14,082
3/31/2018	$12,786	$12,715	$13,724
4/30/2018	$12,920	$12,848	$13,777
5/31/2018	$13,309	$13,078	$14,108
6/30/2018	$13,611	$13,282	$14,195
7/31/2018	$14,233	$14,077	$14,724
8/31/2018	$14,949	$14,779	$15,203
9/30/2018	$15,377	$15,089	$15,290
10/31/2018	$14,230	$13,925	$14,245
11/30/2018	$15,013	$14,808	$14,535
12/31/2018	$13,783	$13,471	$13,223
1/31/2019	$14,716	$14,275	$14,282
2/28/2019	$14,948	$14,563	$14,741
3/31/2019	$15,044	$14,639	$15,027
4/30/2019	$14,453	$14,233	$15,636
5/31/2019	$14,235	$13,864	$14,642
6/30/2019	$15,318	$14,849	$15,674
7/31/2019	$15,420	$14,648	$15,899
8/31/2019	$15,388	$14,467	$15,648
9/30/2019	$15,049	$14,313	$15,940
10/31/2019	$15,892	$15,003	$16,286
11/30/2019	$16,762	$15,911	$16,877
12/31/2019	$17,335	$16,449	$17,386
1/31/2020	$16,971	$16,052	$17,379
2/29/2020	$16,080	$15,094	$15,949
3/31/2020	$15,312	$14,330	$13,979
4/30/2020	$17,273	$16,307	$15,771
5/31/2020	$18,223	$17,019	$16,522
6/30/2020	$17,987	$16,748	$16,850
7/31/2020	$18,817	$17,620	$17,801
8/31/2020	$19,256	$18,065	$19,080
9/30/2020	$19,075	$17,833	$18,355
10/31/2020	$18,303	$17,309	$17,867
11/30/2020	$19,639	$18,809	$19,823
12/31/2020	$20,591	$19,630	$20,585
1/31/2021	$20,627	$20,066	$20,377
2/28/2021	$20,204	$19,741	$20,939
3/31/2021	$20,649	$20,050	$21,856
4/30/2021	$21,564	$20,883	$23,022
5/31/2021	$21,590	$20,974	$23,183
6/30/2021	$22,151	$21,687	$23,724
7/31/2021	$22,633	$22,445	$24,288
8/31/2021	$22,880	$22,982	$25,026
9/30/2021	$21,663	$21,723	$23,863
10/31/2021	$22,537	$22,651	$25,534
11/30/2021	$21,578	$21,713	$25,357
12/31/2021	$23,141	$23,282	$26,494
1/31/2022	$21,173	$21,335	$25,123
2/28/2022	$20,975	$21,139	$24,371
3/31/2022	$21,853	$22,221	$25,276
4/30/2022	$20,783	$20,860	$23,071
5/31/2022	$20,895	$21,010	$23,114
6/30/2022	$20,523	$20,571	$21,206
7/31/2022	$21,166	$21,373	$23,161
8/31/2022	$20,062	$20,206	$22,217
9/30/2022	$19,443	$19,600	$20,170
10/31/2022	$21,205	$21,334	$21,804
11/30/2022	$22,215	$22,288	$23,022
12/31/2022	$21,798	$21,862	$21,696
1/31/2023	$21,603	$21,698	$23,059
2/28/2023	$20,641	$20,726	$22,496
3/31/2023	$21,257	$21,146	$23,322
4/30/2023	$21,977	$21,821	$23,686
5/31/2023	$21,276	$20,981	$23,789
6/30/2023	$22,165	$21,874	$25,361
7/31/2023	$22,120	$22,073	$26,176
8/31/2023	$22,025	$21,864	$25,759
9/30/2023	$21,336	$21,025	$24,531
10/31/2023	$20,626	$20,166	$24,015
11/30/2023	$21,621	$21,337	$26,208
12/31/2023	$22,544	$22,488	$27,399
1/31/2024	$23,293	$23,031	$27,859
2/29/2024	$23,982	$23,902	$29,347
3/31/2024	$24,467	$24,405	$30,291
4/30/2024	$23,440	$23,089	$29,054
5/31/2024	$24,082	$23,677	$30,494
6/30/2024	$24,670	$24,156	$31,589
7/31/2024	$25,119	$24,890	$31,973
8/31/2024	$26,156	$26,218	$32,749
9/30/2024	$25,682	$25,784	$33,448
10/31/2024	$24,624	$24,676	$33,145
11/30/2024	$24,981	$24,797	$35,090
12/31/2024	$23,454	$23,270	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	4.04%	6.23%	8.90%
Russell 3000 Health Care Index	3.48%	7.18%	8.81%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 373,651,024
Holdings Count | Holding			121
Advisory Fees Paid, Amount			$ 3,702,572
InvestmentCompanyPortfolioTurnover			32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$373,651,024 # of Portfolio Holdings121 Total Advisory Fees Paid$3,702,572 Portfolio Turnover Rate32%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	2.8%
Others (each less than 3.0%)	10.5%
Medical-HMO	6.9%
Diagnostic Equipment	8.3%
Medical Products	12.1%
Medical Instruments	14.5%
Medical-Biomedical/Gene	19.3%
Medical-Drugs	25.6%

Material Fund Change [Text Block]
C000098971
Shareholder Report [Line Items]
Fund Name			Health Sciences Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$96	0.94%

Expenses Paid, Amount			$ 96
Expense Ratio, Percent			0.94%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight position (relative to the health care sector benchmark index, the Russell 3000 Health Care Index) in Boston Scientific was the largest contributor. The share price rallied as the company saw strong adoption of its recently approved devices by the U.S. Food and Drug Administration (“FDA”) in high-growth cardiovascular end markets, while also benefiting from a robust pipeline of future commercial opportunities.

+ An overweight position in Argenx contributed to relative performance as the Dutch biotechnology company shares rose based upon strong sales for its Vyvgart treatment for a rare autoimmune disease and confidence in its long-term pipeline.

+ An overweight position in Intuitive Surgical contributed positively to relative performance. The company experienced strong growth in installations and procedural volumes for its da Vinci surgical robotic system and received FDA approval for its latest-generation model.

Top detractors from performance:

- An underweight position in Eli Lilly was the largest detractor, as the shares increased as driven by strong demand for its glucagon-like peptide-1 (GLP-1) weight-loss drugs.

- An overweight position in Biogen detracted from relative returns. Despite achieving the first-ever approval for an Alzheimer’s disease treatment, the company’s shares traded down as it faced slower drug uptake due to the requirements for specialized screening and limited availability of infusion centers.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Health Sciences (Class P)	Russell 3000 Health Care Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,194	$10,159	$9,700
2/28/2015	$10,720	$10,637	$10,257
3/31/2015	$10,972	$10,780	$10,095
4/30/2015	$10,742	$10,580	$10,192
5/31/2015	$11,467	$11,127	$10,323
6/30/2015	$11,502	$11,143	$10,123
7/31/2015	$11,886	$11,461	$10,335
8/31/2015	$10,981	$10,544	$9,712
9/30/2015	$10,154	$9,847	$9,471
10/31/2015	$10,683	$10,512	$10,270
11/30/2015	$10,766	$10,582	$10,301
12/31/2015	$10,982	$10,714	$10,138
1/31/2016	$9,789	$9,720	$9,635
2/29/2016	$9,621	$9,647	$9,622
3/31/2016	$9,925	$9,959	$10,275
4/30/2016	$10,364	$10,265	$10,315
5/31/2016	$10,619	$10,501	$10,500
6/30/2016	$10,642	$10,560	$10,527
7/31/2016	$11,181	$11,140	$10,915
8/31/2016	$10,852	$10,797	$10,931
9/30/2016	$10,920	$10,813	$10,933
10/31/2016	$10,122	$10,038	$10,733
11/30/2016	$10,379	$10,311	$11,131
12/31/2016	$10,348	$10,357	$11,351
1/31/2017	$10,697	$10,633	$11,566
2/28/2017	$11,412	$11,310	$12,025
3/31/2017	$11,429	$11,279	$12,039
4/30/2017	$11,781	$11,462	$12,163
5/31/2017	$11,856	$11,515	$12,334
6/30/2017	$12,357	$12,098	$12,411
7/31/2017	$12,407	$12,162	$12,666
8/31/2017	$12,569	$12,407	$12,705
9/30/2017	$12,655	$12,552	$12,967
10/31/2017	$12,626	$12,444	$13,270
11/30/2017	$12,985	$12,823	$13,677
12/31/2017	$12,856	$12,753	$13,829
1/31/2018	$13,739	$13,616	$14,621
2/28/2018	$13,120	$13,048	$14,082
3/31/2018	$12,874	$12,715	$13,724
4/30/2018	$13,012	$12,848	$13,777
5/31/2018	$13,406	$13,078	$14,108
6/30/2018	$13,712	$13,282	$14,195
7/31/2018	$14,342	$14,077	$14,724
8/31/2018	$15,066	$14,779	$15,203
9/30/2018	$15,499	$15,089	$15,290
10/31/2018	$14,346	$13,925	$14,245
11/30/2018	$15,137	$14,808	$14,535
12/31/2018	$13,900	$13,471	$13,223
1/31/2019	$14,844	$14,275	$14,282
2/28/2019	$15,080	$14,563	$14,741
3/31/2019	$15,180	$14,639	$15,027
4/30/2019	$14,586	$14,233	$15,636
5/31/2019	$14,369	$13,864	$14,642
6/30/2019	$15,464	$14,849	$15,674
7/31/2019	$15,570	$14,648	$15,899
8/31/2019	$15,541	$14,467	$15,648
9/30/2019	$15,201	$14,313	$15,940
10/31/2019	$16,056	$15,003	$16,286
11/30/2019	$16,938	$15,911	$16,877
12/31/2019	$17,519	$16,449	$17,386
1/31/2020	$17,154	$16,052	$17,379
2/29/2020	$16,256	$15,094	$15,949
3/31/2020	$15,483	$14,330	$13,979
4/30/2020	$17,469	$16,307	$15,771
5/31/2020	$18,432	$17,019	$16,522
6/30/2020	$18,197	$16,748	$16,850
7/31/2020	$19,040	$17,620	$17,801
8/31/2020	$19,488	$18,065	$19,080
9/30/2020	$19,308	$17,833	$18,355
10/31/2020	$18,529	$17,309	$17,867
11/30/2020	$19,885	$18,809	$19,823
12/31/2020	$20,852	$19,630	$20,585
1/31/2021	$20,892	$20,066	$20,377
2/28/2021	$20,467	$19,741	$20,939
3/31/2021	$20,922	$20,050	$21,856
4/30/2021	$21,852	$20,883	$23,022
5/31/2021	$21,882	$20,974	$23,183
6/30/2021	$22,455	$21,687	$23,724
7/31/2021	$22,947	$22,445	$24,288
8/31/2021	$23,202	$22,982	$25,026
9/30/2021	$21,971	$21,723	$23,863
10/31/2021	$22,861	$22,651	$25,534
11/30/2021	$21,892	$21,713	$25,357
12/31/2021	$23,482	$23,282	$26,494
1/31/2022	$21,489	$21,335	$25,123
2/28/2022	$21,291	$21,139	$24,371
3/31/2022	$22,186	$22,221	$25,276
4/30/2022	$21,103	$20,860	$23,071
5/31/2022	$21,220	$21,010	$23,114
6/30/2022	$20,846	$20,571	$21,206
7/31/2022	$21,503	$21,373	$23,161
8/31/2022	$20,385	$20,206	$22,217
9/30/2022	$19,760	$19,600	$20,170
10/31/2022	$21,553	$21,334	$21,804
11/30/2022	$22,584	$22,288	$23,022
12/31/2022	$22,164	$21,862	$21,696
1/31/2023	$21,969	$21,698	$23,059
2/28/2023	$20,994	$20,726	$22,496
3/31/2023	$21,624	$21,146	$23,322
4/30/2023	$22,361	$21,821	$23,686
5/31/2023	$21,651	$20,981	$23,789
6/30/2023	$22,559	$21,874	$25,361
7/31/2023	$22,517	$22,073	$26,176
8/31/2023	$22,425	$21,864	$25,759
9/30/2023	$21,727	$21,025	$24,531
10/31/2023	$21,007	$20,166	$24,015
11/30/2023	$22,024	$21,337	$26,208
12/31/2023	$22,968	$22,488	$27,399
1/31/2024	$23,735	$23,031	$27,859
2/29/2024	$24,441	$23,902	$29,347
3/31/2024	$24,939	$24,405	$30,291
4/30/2024	$23,896	$23,089	$29,054
5/31/2024	$24,555	$23,677	$30,494
6/30/2024	$25,159	$24,156	$31,589
7/31/2024	$25,622	$24,890	$31,973
8/31/2024	$26,684	$26,218	$32,749
9/30/2024	$26,204	$25,784	$33,448
10/31/2024	$25,129	$24,676	$33,145
11/30/2024	$25,498	$24,797	$35,090
12/31/2024	$23,943	$23,270	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	4.24%	6.45%	9.12%
Russell 3000 Health Care Index	3.48%	7.18%	8.81%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 373,651,024
Holdings Count | Holding			121
Advisory Fees Paid, Amount			$ 3,702,572
InvestmentCompanyPortfolioTurnover			32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$373,651,024 # of Portfolio Holdings121 Total Advisory Fees Paid$3,702,572 Portfolio Turnover Rate32%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	2.8%
Others (each less than 3.0%)	10.5%
Medical-HMO	6.9%
Diagnostic Equipment	8.3%
Medical Products	12.1%
Medical Instruments	14.5%
Medical-Biomedical/Gene	19.3%
Medical-Drugs	25.6%

Material Fund Change [Text Block]
C000078085
Shareholder Report [Line Items]
Fund Name			Real Estate Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.99%

Expenses Paid, Amount			$ 103
Expense Ratio, Percent			0.99%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its real estate sector benchmark index, the MSCI U.S. REITs Index) to U.S. senior housing REITs was the key contributor to Fund performance as they demonstrated continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions.

+ An underweight to the net lease REIT Realty Income Corporation contributed to relative performance as the stock was negatively impacted due to tenant credit concerns, narrowed investment spreads, and the uncertainty associated with a new private fund business.

Top detractors from performance:

- Relative performance was negatively impacted due to an underweight to the document storage REIT Iron Mountain as the company’s stock rallied as a result of pivoting its business to data centers.

- An underweight to cyclical malls hurt performance as these stocks generally rallied in 2024 on signs of resilient economic growth.

- Exposure to out-of-benchmark REIT American Tower Corporation detracted from performance as the company’s stock price suffered due to an upward movement in real interest rates and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Real Estate (Class I)	MSCI U.S. REITs Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,565	$10,672	$9,700
2/28/2015	$10,245	$10,284	$10,257
3/31/2015	$10,439	$10,448	$10,095
4/30/2015	$9,853	$9,828	$10,192
5/31/2015	$9,821	$9,796	$10,323
6/30/2015	$9,395	$9,331	$10,123
7/31/2015	$9,918	$9,853	$10,335
8/31/2015	$9,284	$9,231	$9,712
9/30/2015	$9,518	$9,495	$9,471
10/31/2015	$10,135	$10,039	$10,270
11/30/2015	$9,973	$9,965	$10,301
12/31/2015	$10,152	$10,128	$10,138
1/31/2016	$9,705	$9,786	$9,635
2/29/2016	$9,756	$9,739	$9,622
3/31/2016	$10,762	$10,723	$10,275
4/30/2016	$10,455	$10,461	$10,315
5/31/2016	$10,546	$10,701	$10,500
6/30/2016	$11,197	$11,421	$10,527
7/31/2016	$11,703	$11,895	$10,915
8/31/2016	$11,329	$11,452	$10,931
9/30/2016	$11,063	$11,219	$10,933
10/31/2016	$10,390	$10,575	$10,733
11/30/2016	$10,368	$10,386	$11,131
12/31/2016	$10,821	$10,851	$11,351
1/31/2017	$10,767	$10,843	$11,566
2/28/2017	$11,092	$11,211	$12,025
3/31/2017	$10,749	$10,925	$12,039
4/30/2017	$10,606	$10,938	$12,163
5/31/2017	$10,456	$10,860	$12,334
6/30/2017	$10,725	$11,072	$12,411
7/31/2017	$10,783	$11,208	$12,666
8/31/2017	$10,643	$11,172	$12,705
9/30/2017	$10,762	$11,142	$12,967
10/31/2017	$10,597	$11,025	$13,270
11/30/2017	$11,070	$11,303	$13,677
12/31/2017	$11,171	$11,257	$13,829
1/31/2018	$10,735	$10,782	$14,621
2/28/2018	$9,963	$9,945	$14,082
3/31/2018	$10,283	$10,313	$13,724
4/30/2018	$10,313	$10,456	$13,777
5/31/2018	$10,538	$10,859	$14,108
6/30/2018	$10,937	$11,318	$14,195
7/31/2018	$10,990	$11,393	$14,724
8/31/2018	$11,267	$11,731	$15,203
9/30/2018	$11,071	$11,406	$15,290
10/31/2018	$10,735	$11,062	$14,245
11/30/2018	$11,224	$11,571	$14,535
12/31/2018	$10,339	$10,601	$13,223
1/31/2019	$11,533	$11,844	$14,282
2/28/2019	$11,728	$11,915	$14,741
3/31/2019	$12,159	$12,289	$15,027
4/30/2019	$12,228	$12,252	$15,636
5/31/2019	$12,364	$12,276	$14,642
6/30/2019	$12,527	$12,411	$15,674
7/31/2019	$12,711	$12,560	$15,899
8/31/2019	$13,231	$12,978	$15,648
9/30/2019	$13,510	$13,327	$15,940
10/31/2019	$13,828	$13,508	$16,286
11/30/2019	$13,735	$13,292	$16,877
12/31/2019	$13,574	$13,181	$17,386
1/31/2020	$13,853	$13,328	$17,379
2/29/2020	$12,756	$12,263	$15,949
3/31/2020	$10,471	$9,591	$13,979
4/30/2020	$11,311	$10,375	$15,771
5/31/2020	$11,477	$10,387	$16,522
6/30/2020	$11,718	$10,683	$16,850
7/31/2020	$12,399	$11,115	$17,801
8/31/2020	$12,416	$11,202	$19,080
9/30/2020	$12,033	$10,826	$18,355
10/31/2020	$11,700	$10,541	$17,867
11/30/2020	$12,765	$11,665	$19,823
12/31/2020	$13,129	$12,034	$20,585
1/31/2021	$13,060	$12,048	$20,377
2/28/2021	$13,372	$12,524	$20,939
3/31/2021	$14,059	$13,056	$21,856
4/30/2021	$15,160	$14,102	$23,022
5/31/2021	$15,324	$14,227	$23,183
6/30/2021	$15,787	$14,590	$23,724
7/31/2021	$16,669	$15,293	$24,288
8/31/2021	$16,961	$15,579	$25,026
9/30/2021	$16,036	$14,699	$23,863
10/31/2021	$17,190	$15,832	$25,534
11/30/2021	$16,930	$15,705	$25,357
12/31/2021	$18,422	$17,053	$26,494
1/31/2022	$17,099	$15,866	$25,123
2/28/2022	$16,413	$15,354	$24,371
3/31/2022	$17,447	$16,323	$25,276
4/30/2022	$16,740	$15,590	$23,071
5/31/2022	$15,758	$14,625	$23,114
6/30/2022	$14,635	$13,522	$21,206
7/31/2022	$15,971	$14,725	$23,161
8/31/2022	$15,063	$13,838	$22,217
9/30/2022	$13,383	$12,132	$20,170
10/31/2022	$13,697	$12,718	$21,804
11/30/2022	$14,417	$13,445	$23,022
12/31/2022	$13,699	$12,727	$21,696
1/31/2023	$15,147	$14,070	$23,059
2/28/2023	$14,473	$13,394	$22,496
3/31/2023	$14,117	$13,031	$23,322
4/30/2023	$14,306	$13,132	$23,686
5/31/2023	$13,725	$12,723	$23,789
6/30/2023	$14,390	$13,335	$25,361
7/31/2023	$14,742	$13,711	$26,176
8/31/2023	$14,278	$13,288	$25,759
9/30/2023	$13,420	$12,359	$24,531
10/31/2023	$12,946	$11,814	$24,015
11/30/2023	$14,251	$13,034	$26,208
12/31/2023	$15,481	$14,288	$27,399
1/31/2024	$14,749	$13,692	$27,859
2/29/2024	$14,965	$13,958	$29,347
3/31/2024	$15,222	$14,199	$30,291
4/30/2024	$14,174	$13,190	$29,054
5/31/2024	$14,962	$13,801	$30,494
6/30/2024	$15,315	$14,168	$31,589
7/31/2024	$16,242	$15,049	$31,973
8/31/2024	$17,213	$16,010	$32,749
9/30/2024	$17,586	$16,406	$33,448
10/31/2024	$17,111	$15,927	$33,145
11/30/2024	$17,824	$16,616	$35,090
12/31/2024	$16,645	$15,358	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.51%	4.16%	5.23%
MSCI U.S. REITs Index	7.49%	3.10%	4.38%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 382,225,972
Holdings Count | Holding			36
Advisory Fees Paid, Amount			$ 2,689,567
InvestmentCompanyPortfolioTurnover			44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$382,225,972 # of Portfolio Holdings36 Total Advisory Fees Paid$2,689,567 Portfolio Turnover Rate44%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	0.8%
Others (each less than 3.0%)	8.2%
REITS-Office Property	4.7%
REITS-Storage	5.5%
REITS-Shopping Centers	5.6%
REITS-Warehouse/Industrial	12.3%
REITS-Apartments	17.7%
REITS-Health Care	21.3%
REITS-Diversified	23.9%

Material Fund Change [Text Block]
C000098957
Shareholder Report [Line Items]
Fund Name			Real Estate Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$82	0.79%

Expenses Paid, Amount			$ 82
Expense Ratio, Percent			0.79%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its real estate sector benchmark index, the MSCI U.S. REITs Index) to U.S. senior housing REITs was the key contributor to Fund performance as they demonstrated continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions.

+ An underweight to the net lease REIT Realty Income Corporation contributed to relative performance as the stock was negatively impacted due to tenant credit concerns, narrowed investment spreads, and the uncertainty associated with a new private fund business.

Top detractors from performance:

- Relative performance was negatively impacted due to an underweight to the document storage REIT Iron Mountain as the company’s stock rallied as a result of pivoting its business to data centers.

- An underweight to cyclical malls hurt performance as these stocks generally rallied in 2024 on signs of resilient economic growth.

- Exposure to out-of-benchmark REIT American Tower Corporation detracted from performance as the company’s stock price suffered due to an upward movement in real interest rates and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Real Estate (Class P)	MSCI U.S. REITs Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,567	$10,672	$9,700
2/28/2015	$10,249	$10,284	$10,257
3/31/2015	$10,444	$10,448	$10,095
4/30/2015	$9,859	$9,828	$10,192
5/31/2015	$9,829	$9,796	$10,323
6/30/2015	$9,404	$9,331	$10,123
7/31/2015	$9,930	$9,853	$10,335
8/31/2015	$9,296	$9,231	$9,712
9/30/2015	$9,533	$9,495	$9,471
10/31/2015	$10,152	$10,039	$10,270
11/30/2015	$9,991	$9,965	$10,301
12/31/2015	$10,172	$10,128	$10,138
1/31/2016	$9,726	$9,786	$9,635
2/29/2016	$9,778	$9,739	$9,622
3/31/2016	$10,789	$10,723	$10,275
4/30/2016	$10,483	$10,461	$10,315
5/31/2016	$10,576	$10,701	$10,500
6/30/2016	$11,230	$11,421	$10,527
7/31/2016	$11,740	$11,895	$10,915
8/31/2016	$11,366	$11,452	$10,931
9/30/2016	$11,101	$11,219	$10,933
10/31/2016	$10,428	$10,575	$10,733
11/30/2016	$10,407	$10,386	$11,131
12/31/2016	$10,864	$10,851	$11,351
1/31/2017	$10,812	$10,843	$11,566
2/28/2017	$11,140	$11,211	$12,025
3/31/2017	$10,797	$10,925	$12,039
4/30/2017	$10,655	$10,938	$12,163
5/31/2017	$10,506	$10,860	$12,334
6/30/2017	$10,779	$11,072	$12,411
7/31/2017	$10,839	$11,208	$12,666
8/31/2017	$10,699	$11,172	$12,705
9/30/2017	$10,821	$11,142	$12,967
10/31/2017	$10,657	$11,025	$13,270
11/30/2017	$11,135	$11,303	$13,677
12/31/2017	$11,238	$11,257	$13,829
1/31/2018	$10,801	$10,782	$14,621
2/28/2018	$10,026	$9,945	$14,082
3/31/2018	$10,350	$10,313	$13,724
4/30/2018	$10,382	$10,456	$13,777
5/31/2018	$10,609	$10,859	$14,108
6/30/2018	$11,013	$11,318	$14,195
7/31/2018	$11,068	$11,393	$14,724
8/31/2018	$11,349	$11,731	$15,203
9/30/2018	$11,153	$11,406	$15,290
10/31/2018	$10,817	$11,062	$14,245
11/30/2018	$11,312	$11,571	$14,535
12/31/2018	$10,421	$10,601	$13,223
1/31/2019	$11,627	$11,844	$14,282
2/28/2019	$11,824	$11,915	$14,741
3/31/2019	$12,262	$12,289	$15,027
4/30/2019	$12,333	$12,252	$15,636
5/31/2019	$12,473	$12,276	$14,642
6/30/2019	$12,639	$12,411	$15,674
7/31/2019	$12,827	$12,560	$15,899
8/31/2019	$13,353	$12,978	$15,648
9/30/2019	$13,638	$13,327	$15,940
10/31/2019	$13,961	$13,508	$16,286
11/30/2019	$13,869	$13,292	$16,877
12/31/2019	$13,709	$13,181	$17,386
1/31/2020	$13,993	$13,328	$17,379
2/29/2020	$12,887	$12,263	$15,949
3/31/2020	$10,581	$9,591	$13,979
4/30/2020	$11,431	$10,375	$15,771
5/31/2020	$11,601	$10,387	$16,522
6/30/2020	$11,847	$10,683	$16,850
7/31/2020	$12,537	$11,115	$17,801
8/31/2020	$12,556	$11,202	$19,080
9/30/2020	$12,171	$10,826	$18,355
10/31/2020	$11,836	$10,541	$17,867
11/30/2020	$12,916	$11,665	$19,823
12/31/2020	$13,286	$12,034	$20,585
1/31/2021	$13,218	$12,048	$20,377
2/28/2021	$13,537	$12,524	$20,939
3/31/2021	$14,234	$13,056	$21,856
4/30/2021	$15,352	$14,102	$23,022
5/31/2021	$15,520	$14,227	$23,183
6/30/2021	$15,992	$14,590	$23,724
7/31/2021	$16,888	$15,293	$24,288
8/31/2021	$17,186	$15,579	$25,026
9/30/2021	$16,252	$14,699	$23,863
10/31/2021	$17,425	$15,832	$25,534
11/30/2021	$17,164	$15,705	$25,357
12/31/2021	$18,680	$17,053	$26,494
1/31/2022	$17,341	$15,866	$25,123
2/28/2022	$16,648	$15,354	$24,371
3/31/2022	$17,700	$16,323	$25,276
4/30/2022	$16,985	$15,590	$23,071
5/31/2022	$15,991	$14,625	$23,114
6/30/2022	$14,855	$13,522	$21,206
7/31/2022	$16,213	$14,725	$23,161
8/31/2022	$15,294	$13,838	$22,217
9/30/2022	$13,590	$12,132	$20,170
10/31/2022	$13,912	$12,718	$21,804
11/30/2022	$14,646	$13,445	$23,022
12/31/2022	$13,919	$12,727	$21,696
1/31/2023	$15,392	$14,070	$23,059
2/28/2023	$14,710	$13,394	$22,496
3/31/2023	$14,351	$13,031	$23,322
4/30/2023	$14,545	$13,132	$23,686
5/31/2023	$13,957	$12,723	$23,789
6/30/2023	$14,635	$13,335	$25,361
7/31/2023	$14,996	$13,711	$26,176
8/31/2023	$14,526	$13,288	$25,759
9/30/2023	$13,656	$12,359	$24,531
10/31/2023	$13,175	$11,814	$24,015
11/30/2023	$14,506	$13,034	$26,208
12/31/2023	$15,761	$14,288	$27,399
1/31/2024	$15,018	$13,692	$27,859
2/29/2024	$15,240	$13,958	$29,347
3/31/2024	$15,505	$14,199	$30,291
4/30/2024	$14,440	$13,190	$29,054
5/31/2024	$15,245	$13,801	$30,494
6/30/2024	$15,607	$14,168	$31,589
7/31/2024	$16,555	$15,049	$31,973
8/31/2024	$17,547	$16,010	$32,749
9/30/2024	$17,931	$16,406	$33,448
10/31/2024	$17,449	$15,927	$33,145
11/30/2024	$18,179	$16,616	$35,090
12/31/2024	$16,979	$15,358	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	7.73%	4.37%	5.44%
MSCI U.S. REITs Index	7.49%	3.10%	4.38%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 382,225,972
Holdings Count | Holding			36
Advisory Fees Paid, Amount			$ 2,689,567
InvestmentCompanyPortfolioTurnover			44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$382,225,972 # of Portfolio Holdings36 Total Advisory Fees Paid$2,689,567 Portfolio Turnover Rate44%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	0.8%
Others (each less than 3.0%)	8.2%
REITS-Office Property	4.7%
REITS-Storage	5.5%
REITS-Shopping Centers	5.6%
REITS-Warehouse/Industrial	12.3%
REITS-Apartments	17.7%
REITS-Health Care	21.3%
REITS-Diversified	23.9%

Material Fund Change [Text Block]
C000078092
Shareholder Report [Line Items]
Fund Name			Technology Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$127	1.07%

Expenses Paid, Amount			$ 127
Expense Ratio, Percent			1.07%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

FIAM LLC (“FIAM”) assumed management of the Fund from MFS Investment Management (“MFS”) on May 1, 2024. The following are discussions from each sub-adviser for the period it managed the Fund.

FIAM

Top contributors to performance:

+ An overweight position (relative to the technology sector benchmark index, MSCI US IMI Information Technology 25/50 Index) in Nvidia was a key contributor as the chipmaker posted strong financial results due to AI growth opportunities.

+ An overweight in semiconductor firm Marvell Technology contributed as the stock price benefited from the exuberance for AI.

Top detractors from performance:

- An underweight position in Broadcom was the biggest detractor as the stock price rose due to demand for high-capacity chips used in AI.

- An overweight in ON Semiconductor detracted as the company was challenged when electric vehicle volumes disappointed.

MFS

Top contributors to performance:

+ An overweight position (to its technology sector benchmark index, the S&P North American Technology Index) and security selection in the computer systems industry contributed.

+ An off-benchmark position in Hitachi benefited due to positive developments related to its distribution transformer business line.

Top detractors from performance:

- An underweight to Nvidia detracted.

- An underweight to Alphabet detracted as the company outperformed based on strong earnings.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Technology (Class I)	U.S. IMI Information Technology 25/50 Index	S&P 500® Index	S&P North American Technology Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,728	$9,645	$9,700	$9,639
2/28/2015	$10,484	$10,439	$10,257	$10,447
3/31/2015	$10,498	$10,152	$10,095	$10,149
4/30/2015	$10,472	$10,318	$10,192	$10,401
5/31/2015	$10,845	$10,559	$10,323	$10,616
6/30/2015	$10,429	$10,150	$10,123	$10,230
7/31/2015	$10,378	$10,374	$10,335	$10,636
8/31/2015	$9,588	$9,773	$9,712	$10,062
9/30/2015	$9,060	$9,653	$9,471	$9,944
10/31/2015	$9,788	$10,643	$10,270	$11,051
11/30/2015	$10,003	$10,755	$10,301	$11,194
12/31/2015	$9,696	$10,467	$10,138	$10,991
1/31/2016	$8,652	$9,865	$9,635	$10,276
2/29/2016	$8,365	$9,757	$9,622	$10,180
3/31/2016	$8,936	$10,617	$10,275	$11,041
4/30/2016	$8,914	$10,118	$10,315	$10,691
5/31/2016	$9,079	$10,660	$10,500	$11,271
6/30/2016	$8,778	$10,400	$10,527	$11,017
7/31/2016	$9,468	$11,198	$10,915	$11,836
8/31/2016	$9,525	$11,439	$10,931	$12,091
9/30/2016	$9,762	$11,729	$10,933	$12,431
10/31/2016	$9,270	$11,660	$10,733	$12,353
11/30/2016	$9,067	$11,706	$11,131	$12,355
12/31/2016	$9,055	$11,862	$11,351	$12,481
1/31/2017	$9,558	$12,381	$11,566	$13,093
2/28/2017	$9,963	$12,983	$12,025	$13,674
3/31/2017	$10,227	$13,267	$12,039	$13,993
4/30/2017	$10,611	$13,581	$12,163	$14,363
5/31/2017	$11,183	$14,175	$12,334	$15,007
6/30/2017	$10,930	$13,817	$12,411	$14,664
7/31/2017	$11,474	$14,381	$12,666	$15,300
8/31/2017	$11,774	$14,820	$12,705	$15,630
9/30/2017	$11,784	$14,948	$12,967	$15,796
10/31/2017	$12,501	$16,044	$13,270	$16,991
11/30/2017	$12,576	$16,222	$13,677	$17,198
12/31/2017	$12,566	$16,217	$13,829	$17,196
1/31/2018	$13,829	$17,437	$14,621	$18,846
2/28/2018	$13,730	$17,453	$14,082	$18,930
3/31/2018	$13,503	$16,873	$13,724	$18,347
4/30/2018	$13,680	$16,854	$13,777	$18,498
5/31/2018	$14,509	$18,047	$14,108	$19,714
6/30/2018	$14,680	$17,996	$14,195	$19,769
7/31/2018	$14,815	$18,358	$14,724	$20,105
8/31/2018	$15,669	$19,724	$15,203	$21,588
9/30/2018	$15,624	$19,649	$15,290	$21,527
10/31/2018	$13,841	$17,940	$14,245	$19,321
11/30/2018	$13,850	$17,626	$14,535	$19,259
12/31/2018	$12,791	$16,139	$13,223	$17,691
1/31/2019	$14,200	$17,423	$14,282	$19,445
2/28/2019	$14,884	$18,681	$14,741	$20,369
3/31/2019	$15,253	$19,451	$15,027	$21,227
4/30/2019	$16,236	$20,694	$15,636	$22,617
5/31/2019	$15,324	$18,849	$14,642	$20,723
6/30/2019	$16,138	$20,494	$15,674	$22,286
7/31/2019	$16,630	$21,212	$15,899	$23,079
8/31/2019	$16,106	$20,747	$15,648	$22,511
9/30/2019	$15,787	$21,003	$15,940	$22,581
10/31/2019	$16,265	$21,787	$16,286	$23,297
11/30/2019	$17,056	$23,006	$16,877	$24,393
12/31/2019	$17,437	$23,929	$17,386	$25,242
1/31/2020	$18,339	$24,823	$17,379	$26,165
2/29/2020	$17,442	$22,987	$15,949	$24,402
3/31/2020	$15,721	$20,772	$13,979	$22,027
4/30/2020	$18,097	$23,708	$15,771	$25,596
5/31/2020	$19,534	$25,557	$16,522	$27,582
6/30/2020	$20,577	$27,360	$16,850	$29,127
7/31/2020	$22,199	$28,992	$17,801	$31,064
8/31/2020	$24,190	$32,242	$19,080	$34,181
9/30/2020	$23,136	$30,649	$18,355	$32,278
10/31/2020	$22,322	$29,290	$17,867	$31,419
11/30/2020	$24,677	$32,939	$19,823	$35,126
12/31/2020	$25,674	$34,863	$20,585	$36,640
1/31/2021	$25,475	$34,633	$20,377	$36,361
2/28/2021	$26,163	$35,123	$20,939	$37,589
3/31/2021	$25,766	$35,349	$21,856	$37,890
4/30/2021	$27,405	$37,167	$23,022	$40,332
5/31/2021	$26,797	$36,706	$23,183	$39,888
6/30/2021	$28,579	$39,389	$23,724	$42,546
7/31/2021	$28,914	$40,707	$24,288	$43,607
8/31/2021	$29,862	$42,116	$25,026	$45,232
9/30/2021	$28,333	$39,732	$23,863	$42,468
10/31/2021	$30,010	$42,969	$25,534	$45,203
11/30/2021	$29,226	$44,243	$25,357	$45,740
12/31/2021	$29,233	$45,390	$26,494	$46,313
1/31/2022	$26,547	$41,898	$25,123	$42,211
2/28/2022	$25,161	$40,030	$24,371	$40,040
3/31/2022	$25,611	$41,285	$25,276	$41,193
4/30/2022	$22,242	$36,459	$23,071	$35,494
5/31/2022	$22,051	$35,830	$23,114	$34,948
6/30/2022	$20,065	$32,463	$21,206	$31,472
7/31/2022	$22,194	$36,789	$23,161	$35,495
8/31/2022	$20,888	$34,710	$22,217	$33,459
9/30/2022	$18,493	$30,602	$20,170	$29,483
10/31/2022	$19,167	$32,892	$21,804	$30,693
11/30/2022	$20,084	$34,667	$23,022	$32,599
12/31/2022	$18,691	$31,881	$21,696	$29,937
1/31/2023	$20,706	$34,974	$23,059	$33,533
2/28/2023	$20,148	$35,136	$22,496	$33,144
3/31/2023	$21,734	$38,541	$23,322	$36,360
4/30/2023	$21,908	$38,428	$23,686	$36,252
5/31/2023	$23,589	$41,659	$23,789	$39,915
6/30/2023	$24,614	$44,289	$25,361	$42,082
7/31/2023	$25,715	$45,520	$26,176	$44,277
8/31/2023	$25,794	$44,511	$25,759	$43,703
9/30/2023	$24,406	$41,594	$24,531	$41,170
10/31/2023	$24,046	$40,901	$24,015	$40,161
11/30/2023	$27,323	$46,256	$26,208	$45,377
12/31/2023	$28,724	$48,542	$27,399	$48,237
1/31/2024	$30,464	$49,526	$27,859	$50,279
2/29/2024	$32,587	$51,969	$29,347	$54,321
3/31/2024	$33,312	$52,701	$30,291	$55,622
4/30/2024	$31,516	$49,714	$29,054	$52,803
5/31/2024	$33,960	$53,637	$30,494	$56,284
6/30/2024	$36,903	$57,987	$31,589	$60,838
7/31/2024	$36,178	$57,142	$31,973	$59,303
8/31/2024	$36,616	$57,724	$32,749	$60,083
9/30/2024	$37,132	$59,102	$33,448	$61,969
10/31/2024	$37,188	$58,659	$33,145	$61,617
11/30/2024	$39,458	$62,691	$35,090	$65,187
12/31/2024	$39,480	$62,687	$34,254	$65,639

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	37.45%	17.76%	14.72%
U.S. IMI Information Technology 25/50 Index	29.14%	21.24%	20.15%
S&P 500® Index	25.02%	14.53%	13.10%
S&P North American Technology Index	36.08%	21.06%	20.70%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Performance Table Market Index Changed [Text Block]			Effective May 1, 2024, the technology sector benchmark index for the Fund changed from the S&P North American Technology Index to the MSCI US IMI Information Technology 25/50 Index. The technology sector index was changed in connection with the Fund’s change in sub-adviser to reflect the current sub-adviser’s investment strategy and approach.
Material Change Description [Text Block]
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 414,038,433
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 3,060,713
InvestmentCompanyPortfolioTurnover			123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$414,038,433 # of Portfolio Holdings38 Total Advisory Fees Paid$3,060,713 Portfolio Turnover Rate123%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	2.9%
Others (each less than 3.0%)	10.2%
Computer Software	3.1%
Networking Products	3.5%
Internet Application Software	4.3%
Semicon Component-Integrator Circuit	4.5%
Enterprise Software/Services	4.8%
Applications Software	13.2%
Computers	17.9%
Electronic Components-Semiconductor	35.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective May 1, 2024, the investment adviser initiated a management fee waiver of 0.11% through April 30, 2025.

          * Effective May 1, 2024, the Fund's definition of technology or technology-related companies was modified.

          * Effective May 1, 2024, FIAM LLC began managing the Fund.

Material Fund Change Expenses [Text Block]			* Effective May 1, 2024, the investment adviser initiated a management fee waiver of 0.11% through April 30, 2025.
Material Fund Change Strategies [Text Block]			* Effective May 1, 2024, the Fund's definition of technology or technology-related companies was modified.
Material Fund Change Adviser [Text Block]			* Effective May 1, 2024, FIAM LLC began managing the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098963
Shareholder Report [Line Items]
Fund Name			Technology Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$103	0.87%

Expenses Paid, Amount			$ 103
Expense Ratio, Percent			0.87%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

FIAM LLC (“FIAM”) assumed management of the Fund from MFS Investment Management (“MFS”) on May 1, 2024. The following are discussions from each sub-adviser for the period it managed the Fund.

FIAM

Top contributors to performance:

+ An overweight position (relative to the technology sector benchmark index, MSCI US IMI Information Technology 25/50 Index) in Nvidia was a key contributor as the chipmaker posted strong financial results due to AI growth opportunities.

+ An overweight in semiconductor firm Marvell Technology contributed as the stock price benefited from the exuberance for AI.

Top detractors from performance:

- An underweight position in Broadcom was the biggest detractor as the stock price rose due to demand for high-capacity chips used in AI.

- An overweight in ON Semiconductor detracted as the company was challenged when electric vehicle volumes disappointed.

MFS

Top contributors to performance:

+ An overweight position (to its technology sector benchmark index, the S&P North American Technology Index) and security selection in the computer systems industry contributed.

+ An off-benchmark position in Hitachi benefited due to positive developments related to its distribution transformer business line.

Top detractors from performance:

- An underweight to Nvidia detracted.

- An underweight to Alphabet detracted as the company outperformed based on strong earnings.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Technology (Class P)	U.S. IMI Information Technology 25/50 Index	S&P 500® Index	S&P North American Technology Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,730	$9,645	$9,700	$9,639
2/28/2015	$10,488	$10,439	$10,257	$10,447
3/31/2015	$10,504	$10,152	$10,095	$10,149
4/30/2015	$10,479	$10,318	$10,192	$10,401
5/31/2015	$10,855	$10,559	$10,323	$10,616
6/30/2015	$10,440	$10,150	$10,123	$10,230
7/31/2015	$10,391	$10,374	$10,335	$10,636
8/31/2015	$9,601	$9,773	$9,712	$10,062
9/30/2015	$9,074	$9,653	$9,471	$9,944
10/31/2015	$9,805	$10,643	$10,270	$11,051
11/30/2015	$10,022	$10,755	$10,301	$11,194
12/31/2015	$9,716	$10,467	$10,138	$10,991
1/31/2016	$8,672	$9,865	$9,635	$10,276
2/29/2016	$8,386	$9,757	$9,622	$10,180
3/31/2016	$8,960	$10,617	$10,275	$11,041
4/30/2016	$8,939	$10,118	$10,315	$10,691
5/31/2016	$9,106	$10,660	$10,500	$11,271
6/30/2016	$8,806	$10,400	$10,527	$11,017
7/31/2016	$9,499	$11,198	$10,915	$11,836
8/31/2016	$9,559	$11,439	$10,931	$12,091
9/30/2016	$9,798	$11,729	$10,933	$12,431
10/31/2016	$9,307	$11,660	$10,733	$12,353
11/30/2016	$9,104	$11,706	$11,131	$12,355
12/31/2016	$9,093	$11,862	$11,351	$12,481
1/31/2017	$9,601	$12,381	$11,566	$13,093
2/28/2017	$10,009	$12,983	$12,025	$13,674
3/31/2017	$10,275	$13,267	$12,039	$13,993
4/30/2017	$10,664	$13,581	$12,163	$14,363
5/31/2017	$11,240	$14,175	$12,334	$15,007
6/30/2017	$10,988	$13,817	$12,411	$14,664
7/31/2017	$11,537	$14,381	$12,666	$15,300
8/31/2017	$11,841	$14,820	$12,705	$15,630
9/30/2017	$11,854	$14,948	$12,967	$15,796
10/31/2017	$12,577	$16,044	$13,270	$16,991
11/30/2017	$12,654	$16,222	$13,677	$17,198
12/31/2017	$12,647	$16,217	$13,829	$17,196
1/31/2018	$13,920	$17,437	$14,621	$18,846
2/28/2018	$13,822	$17,453	$14,082	$18,930
3/31/2018	$13,597	$16,873	$13,724	$18,347
4/30/2018	$13,777	$16,854	$13,777	$18,498
5/31/2018	$14,615	$18,047	$14,108	$19,714
6/30/2018	$14,789	$17,996	$14,195	$19,769
7/31/2018	$14,927	$18,358	$14,724	$20,105
8/31/2018	$15,791	$19,724	$15,203	$21,588
9/30/2018	$15,749	$19,649	$15,290	$21,527
10/31/2018	$13,954	$17,940	$14,245	$19,321
11/30/2018	$13,965	$17,626	$14,535	$19,259
12/31/2018	$12,900	$16,139	$13,223	$17,691
1/31/2019	$14,325	$17,423	$14,282	$19,445
2/28/2019	$15,017	$18,681	$14,741	$20,369
3/31/2019	$15,392	$19,451	$15,027	$21,227
4/30/2019	$16,387	$20,694	$15,636	$22,617
5/31/2019	$15,470	$18,849	$14,642	$20,723
6/30/2019	$16,294	$20,494	$15,674	$22,286
7/31/2019	$16,794	$21,212	$15,899	$23,079
8/31/2019	$16,268	$20,747	$15,648	$22,511
9/30/2019	$15,948	$21,003	$15,940	$22,581
10/31/2019	$16,435	$21,787	$16,286	$23,297
11/30/2019	$17,237	$23,006	$16,877	$24,393
12/31/2019	$17,625	$23,929	$17,386	$25,242
1/31/2020	$18,540	$24,823	$17,379	$26,165
2/29/2020	$17,636	$22,987	$15,949	$24,402
3/31/2020	$15,899	$20,772	$13,979	$22,027
4/30/2020	$18,305	$23,708	$15,771	$25,596
5/31/2020	$19,762	$25,557	$16,522	$27,582
6/30/2020	$20,820	$27,360	$16,850	$29,127
7/31/2020	$22,466	$28,992	$17,801	$31,064
8/31/2020	$24,485	$32,242	$19,080	$34,181
9/30/2020	$23,422	$30,649	$18,355	$32,278
10/31/2020	$22,602	$29,290	$17,867	$31,419
11/30/2020	$24,991	$32,939	$19,823	$35,126
12/31/2020	$26,004	$34,863	$20,585	$36,640
1/31/2021	$25,807	$34,633	$20,377	$36,361
2/28/2021	$26,509	$35,123	$20,939	$37,589
3/31/2021	$26,111	$35,349	$21,856	$37,890
4/30/2021	$27,776	$37,167	$23,022	$40,332
5/31/2021	$27,164	$36,706	$23,183	$39,888
6/30/2021	$28,976	$39,389	$23,724	$42,546
7/31/2021	$29,320	$40,707	$24,288	$43,607
8/31/2021	$30,287	$42,116	$25,026	$45,232
9/30/2021	$28,741	$39,732	$23,863	$42,468
10/31/2021	$30,448	$42,969	$25,534	$45,203
11/30/2021	$29,657	$44,243	$25,357	$45,740
12/31/2021	$29,669	$45,390	$26,494	$46,313
1/31/2022	$26,948	$41,898	$25,123	$42,211
2/28/2022	$25,545	$40,030	$24,371	$40,040
3/31/2022	$26,006	$41,285	$25,276	$41,193
4/30/2022	$22,589	$36,459	$23,071	$35,494
5/31/2022	$22,399	$35,830	$23,114	$34,948
6/30/2022	$20,385	$32,463	$21,206	$31,472
7/31/2022	$22,552	$36,789	$23,161	$35,495
8/31/2022	$21,228	$34,710	$22,217	$33,459
9/30/2022	$18,797	$30,602	$20,170	$29,483
10/31/2022	$19,486	$32,892	$21,804	$30,693
11/30/2022	$20,422	$34,667	$23,022	$32,599
12/31/2022	$19,008	$31,881	$21,696	$29,937
1/31/2023	$21,061	$34,974	$23,059	$33,533
2/28/2023	$20,497	$35,136	$22,496	$33,144
3/31/2023	$22,114	$38,541	$23,322	$36,360
4/30/2023	$22,294	$38,428	$23,686	$36,252
5/31/2023	$24,010	$41,659	$23,789	$39,915
6/30/2023	$25,057	$44,289	$25,361	$42,082
7/31/2023	$26,182	$45,520	$26,176	$44,277
8/31/2023	$26,267	$44,511	$25,759	$43,703
9/30/2023	$24,858	$41,594	$24,531	$41,170
10/31/2023	$24,495	$40,901	$24,015	$40,161
11/30/2023	$27,837	$46,256	$26,208	$45,377
12/31/2023	$29,270	$48,542	$27,399	$48,237
1/31/2024	$31,048	$49,526	$27,859	$50,279
2/29/2024	$33,217	$51,969	$29,347	$54,321
3/31/2024	$33,962	$52,701	$30,291	$55,622
4/30/2024	$32,136	$49,714	$29,054	$52,803
5/31/2024	$34,635	$53,637	$30,494	$56,284
6/30/2024	$37,642	$57,987	$31,589	$60,838
7/31/2024	$36,909	$57,142	$31,973	$59,303
8/31/2024	$37,362	$57,724	$32,749	$60,083
9/30/2024	$37,895	$59,102	$33,448	$61,969
10/31/2024	$37,958	$58,659	$33,145	$61,617
11/30/2024	$40,281	$62,691	$35,090	$65,187
12/31/2024	$40,311	$62,687	$34,254	$65,639

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	37.72%	17.99%	14.96%
U.S. IMI Information Technology 25/50 Index	29.14%	21.24%	20.15%
S&P 500® Index	25.02%	14.53%	13.10%
S&P North American Technology Index	36.08%	21.06%	20.70%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Performance Table Market Index Changed [Text Block]			Effective May 1, 2024, the technology sector benchmark index for the Fund changed from the S&P North American Technology Index to the MSCI US IMI Information Technology 25/50 Index. The technology sector index was changed in connection with the Fund’s change in sub-adviser to reflect the current sub-adviser’s investment strategy and approach.
Material Change Description [Text Block]
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 414,038,433
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 3,060,713
InvestmentCompanyPortfolioTurnover			123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$414,038,433 # of Portfolio Holdings38 Total Advisory Fees Paid$3,060,713 Portfolio Turnover Rate123%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	2.9%
Others (each less than 3.0%)	10.2%
Computer Software	3.1%
Networking Products	3.5%
Internet Application Software	4.3%
Semicon Component-Integrator Circuit	4.5%
Enterprise Software/Services	4.8%
Applications Software	13.2%
Computers	17.9%
Electronic Components-Semiconductor	35.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective May 1, 2024, the investment adviser initiated a management fee waiver of 0.11% through April 30, 2025.

          * Effective May 1, 2024, the Fund's definition of technology or technology-related companies was modified.

          * Effective May 1, 2024, FIAM LLC began managing the Fund.

Material Fund Change Expenses [Text Block]			* Effective May 1, 2024, the investment adviser initiated a management fee waiver of 0.11% through April 30, 2025.
Material Fund Change Strategies [Text Block]			* Effective May 1, 2024, the Fund's definition of technology or technology-related companies was modified.
Material Fund Change Adviser [Text Block]			* Effective May 1, 2024, FIAM LLC began managing the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000226481
Shareholder Report [Line Items]
Fund Name			ESG Diversified Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

Expenses Paid, Amount			$ 53
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks relative to the Composite Benchmark benefited from the enthusiasm over artificial intelligence.

+ The underweight to short-term bonds relative to the composite benchmark also contributed to performance.

Top detractors from performance:

- The Fidelity® U.S. Sustainability Index Fund underperformed its benchmark and detracted from performance.

- The Calvert U.S. Mid-Cap Core Responsible Index Fund underperformed its benchmark and detracted from performance.

- The Calvert Green Bond Fund underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	ESG Diversified (Class I)	ESG Diversified Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/30/2021	$10,000	$10,000	$10,000	$10,000
4/30/2021	$10,000	$10,000	$10,000	$10,000
5/31/2021	$10,077	$10,091	$10,033	$10,070
6/30/2021	$10,198	$10,216	$10,103	$10,305
7/31/2021	$10,337	$10,346	$10,216	$10,550
8/31/2021	$10,489	$10,509	$10,197	$10,870
9/30/2021	$10,176	$10,202	$10,108	$10,365
10/31/2021	$10,603	$10,559	$10,106	$11,091
11/30/2021	$10,433	$10,467	$10,136	$11,014
12/31/2021	$10,700	$10,733	$10,110	$11,508
1/31/2022	$10,258	$10,331	$9,892	$10,912
2/28/2022	$10,031	$10,115	$9,781	$10,586
3/31/2022	$10,073	$10,174	$9,510	$10,979
4/30/2022	$9,444	$9,524	$9,149	$10,021
5/31/2022	$9,424	$9,567	$9,208	$10,040
6/30/2022	$8,866	$9,028	$9,063	$9,211
7/31/2022	$9,376	$9,537	$9,285	$10,060
8/31/2022	$9,015	$9,209	$9,022	$9,650
9/30/2022	$8,371	$8,530	$8,633	$8,761
10/31/2022	$8,712	$8,835	$8,521	$9,471
11/30/2022	$9,243	$9,343	$8,834	$10,000
12/31/2022	$8,925	$9,074	$8,794	$9,424
1/31/2023	$9,446	$9,552	$9,065	$10,016
2/28/2023	$9,216	$9,298	$8,830	$9,771
3/31/2023	$9,393	$9,580	$9,055	$10,130
4/30/2023	$9,448	$9,696	$9,110	$10,288
5/31/2023	$9,388	$9,620	$9,010	$10,333
6/30/2023	$9,717	$9,957	$8,978	$11,016
7/31/2023	$9,932	$10,159	$8,972	$11,370
8/31/2023	$9,810	$9,991	$8,915	$11,189
9/30/2023	$9,445	$9,628	$8,688	$10,655
10/31/2023	$9,216	$9,416	$8,551	$10,431
11/30/2023	$9,904	$10,101	$8,938	$11,384
12/31/2023	$10,333	$10,538	$9,281	$11,901
1/31/2024	$10,381	$10,591	$9,255	$12,101
2/29/2024	$10,672	$10,826	$9,124	$12,747
3/31/2024	$10,932	$11,073	$9,209	$13,157
4/30/2024	$10,557	$10,728	$8,976	$12,620
5/31/2024	$10,895	$11,087	$9,128	$13,246
6/30/2024	$11,098	$11,306	$9,215	$13,721
7/31/2024	$11,278	$11,513	$9,430	$13,888
8/31/2024	$11,490	$11,754	$9,565	$14,225
9/30/2024	$11,718	$11,977	$9,693	$14,529
10/31/2024	$11,477	$11,722	$9,453	$14,397
11/30/2024	$11,957	$12,065	$9,553	$15,242
12/31/2024	$11,592	$11,821	$9,397	$14,879

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception April 30, 2021
Class I	12.18%	4.10%
ESG Diversified Composite Benchmark	12.17%	4.66%
Bloomberg US Aggregate Bond Index	1.25%	(1.68%)
S&P 500® Index	25.02%	11.42%

Performance Inception Date			Apr. 30, 2021
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Description [Text Block]
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 29,688,596
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 70,189
InvestmentCompanyPortfolioTurnover			81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$29,688,596 # of Portfolio Holdings10 Total Advisory Fees Paid$70,189 Portfolio Turnover Rate81%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Mutual Funds	34.2%
Equity Mutual Funds	66.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * ESG Underlying Funds managed by Dimensional Fund Advisors, LP were added to the Fund and ESG Underlying Funds managed by

            Pacific Investment Management Company LLC were removed from the Fund during the reporting period.

          * LIBOR Transition Risk was removed and Geographic Focus Risk, Small-Capitalization Companies Risk and Value Companies Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]

          * ESG Underlying Funds managed by Dimensional Fund Advisors, LP were added to the Fund and ESG Underlying Funds managed by

            Pacific Investment Management Company LLC were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Geographic Focus Risk, Small-Capitalization Companies Risk and Value Companies Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000226480
Shareholder Report [Line Items]
Fund Name			ESG Diversified Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.30%

Expenses Paid, Amount			$ 32
Expense Ratio, Percent			0.30%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks relative to the Composite Benchmark benefited from the enthusiasm over artificial intelligence.

+ The underweight to short-term bonds relative to the composite benchmark also contributed to performance.

Top detractors from performance:

- The Fidelity® U.S. Sustainability Index Fund underperformed its benchmark and detracted from performance.

- The Calvert U.S. Mid-Cap Core Responsible Index Fund underperformed its benchmark and detracted from performance.

- The Calvert Green Bond Fund underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	ESG Diversified (Class P)	ESG Diversified Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/30/2021	$10,000	$10,000	$10,000	$10,000
4/30/2021	$10,000	$10,000	$10,000	$10,000
5/31/2021	$10,079	$10,091	$10,033	$10,070
6/30/2021	$10,201	$10,216	$10,103	$10,305
7/31/2021	$10,342	$10,346	$10,216	$10,550
8/31/2021	$10,497	$10,509	$10,197	$10,870
9/30/2021	$10,184	$10,202	$10,108	$10,365
10/31/2021	$10,613	$10,559	$10,106	$11,091
11/30/2021	$10,446	$10,467	$10,136	$11,014
12/31/2021	$10,715	$10,733	$10,110	$11,508
1/31/2022	$10,274	$10,331	$9,892	$10,912
2/28/2022	$10,048	$10,115	$9,781	$10,586
3/31/2022	$10,092	$10,174	$9,510	$10,979
4/30/2022	$9,463	$9,524	$9,149	$10,021
5/31/2022	$9,445	$9,567	$9,208	$10,040
6/30/2022	$8,887	$9,028	$9,063	$9,211
7/31/2022	$9,400	$9,537	$9,285	$10,060
8/31/2022	$9,039	$9,209	$9,022	$9,650
9/30/2022	$8,395	$8,530	$8,633	$8,761
10/31/2022	$8,738	$8,835	$8,521	$9,471
11/30/2022	$9,273	$9,343	$8,834	$10,000
12/31/2022	$8,955	$9,074	$8,794	$9,424
1/31/2023	$9,479	$9,552	$9,065	$10,016
2/28/2023	$9,250	$9,298	$8,830	$9,771
3/31/2023	$9,429	$9,580	$9,055	$10,130
4/30/2023	$9,486	$9,696	$9,110	$10,288
5/31/2023	$9,427	$9,620	$9,010	$10,333
6/30/2023	$9,759	$9,957	$8,978	$11,016
7/31/2023	$9,977	$10,159	$8,972	$11,370
8/31/2023	$9,856	$9,991	$8,915	$11,189
9/30/2023	$9,491	$9,628	$8,688	$10,655
10/31/2023	$9,263	$9,416	$8,551	$10,431
11/30/2023	$9,955	$10,101	$8,938	$11,384
12/31/2023	$10,389	$10,538	$9,281	$11,901
1/31/2024	$10,439	$10,591	$9,255	$12,101
2/29/2024	$10,732	$10,826	$9,124	$12,747
3/31/2024	$10,997	$11,073	$9,209	$13,157
4/30/2024	$10,620	$10,728	$8,976	$12,620
5/31/2024	$10,962	$11,087	$9,128	$13,246
6/30/2024	$11,169	$11,306	$9,215	$13,721
7/31/2024	$11,352	$11,513	$9,430	$13,888
8/31/2024	$11,567	$11,754	$9,565	$14,225
9/30/2024	$11,799	$11,977	$9,693	$14,529
10/31/2024	$11,558	$11,722	$9,453	$14,397
11/30/2024	$12,043	$12,065	$9,553	$15,242
12/31/2024	$11,677	$11,821	$9,397	$14,879

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception April 30, 2021
Class P	12.40%	4.31%
ESG Diversified Composite Benchmark	12.17%	4.66%
Bloomberg US Aggregate Bond Index	1.25%	(1.68%)
S&P 500® Index	25.02%	11.42%

Performance Inception Date			Apr. 30, 2021
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Description [Text Block]
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 29,688,596
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 70,189
InvestmentCompanyPortfolioTurnover			81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$29,688,596 # of Portfolio Holdings10 Total Advisory Fees Paid$70,189 Portfolio Turnover Rate81%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Mutual Funds	34.2%
Equity Mutual Funds	66.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * ESG Underlying Funds managed by Dimensional Fund Advisors, LP were added to the Fund and ESG Underlying Funds managed by

            Pacific Investment Management Company LLC were removed from the Fund during the reporting period.

          * LIBOR Transition Risk was removed and Geographic Focus Risk, Small-Capitalization Companies Risk and Value Companies Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]

          * ESG Underlying Funds managed by Dimensional Fund Advisors, LP were added to the Fund and ESG Underlying Funds managed by

            Pacific Investment Management Company LLC were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Geographic Focus Risk, Small-Capitalization Companies Risk and Value Companies Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000230799
Shareholder Report [Line Items]
Fund Name			ESG Diversified Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

Expenses Paid, Amount			$ 53
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks relative to the Composite Benchmark benefited from the enthusiasm over artificial intelligence.

+ The underweight to short-term bonds relative to the Composite Benchmark also contributed to performance.

Top detractors from performance:

- The Fidelity® U.S. Sustainability Index Fund underperformed its benchmark and detracted from performance.

- The Calvert U.S. Mid-Cap Core Responsible Index Fund underperformed its benchmark and detracted from performance.

- The Calvert Green Bond Fund underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	ESG Diversified Growth (Class I)	ESG Diversified Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/29/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,000	$10,000	$10,000	$10,000
11/30/2021	$9,771	$9,874	$10,030	$9,931
12/31/2021	$10,109	$10,216	$10,004	$10,376
1/31/2022	$9,626	$9,780	$9,788	$9,839
2/28/2022	$9,389	$9,544	$9,679	$9,544
3/31/2022	$9,483	$9,706	$9,410	$9,899
4/30/2022	$8,813	$9,003	$9,053	$9,035
5/31/2022	$8,785	$9,037	$9,112	$9,052
6/30/2022	$8,187	$8,406	$8,969	$8,305
7/31/2022	$8,710	$8,970	$9,188	$9,071
8/31/2022	$8,342	$8,642	$8,928	$8,701
9/30/2022	$7,658	$7,917	$8,542	$7,899
10/31/2022	$8,064	$8,328	$8,432	$8,539
11/30/2022	$8,640	$8,865	$8,742	$9,016
12/31/2022	$8,281	$8,538	$8,702	$8,497
1/31/2023	$8,837	$9,050	$8,970	$9,031
2/28/2023	$8,608	$8,808	$8,738	$8,810
3/31/2023	$8,771	$9,089	$8,960	$9,134
4/30/2023	$8,820	$9,217	$9,014	$9,276
5/31/2023	$8,753	$9,154	$8,916	$9,317
6/30/2023	$9,143	$9,593	$8,885	$9,932
7/31/2023	$9,389	$9,854	$8,878	$10,251
8/31/2023	$9,229	$9,658	$8,822	$10,088
9/30/2023	$8,857	$9,272	$8,597	$9,607
10/31/2023	$8,620	$9,049	$8,462	$9,405
11/30/2023	$9,314	$9,790	$8,845	$10,264
12/31/2023	$9,744	$10,230	$9,184	$10,730
1/31/2024	$9,782	$10,307	$9,158	$10,910
2/29/2024	$10,129	$10,661	$9,029	$11,493
3/31/2024	$10,409	$10,953	$9,112	$11,863
4/30/2024	$10,034	$10,590	$8,882	$11,378
5/31/2024	$10,391	$11,002	$9,033	$11,943
6/30/2024	$10,600	$11,258	$9,118	$12,371
7/31/2024	$10,760	$11,445	$9,331	$12,522
8/31/2024	$10,978	$11,709	$9,465	$12,825
9/30/2024	$11,216	$11,954	$9,592	$13,099
10/31/2024	$10,978	$11,712	$9,354	$12,980
11/30/2024	$11,484	$12,128	$9,453	$13,742
12/31/2024	$11,096	$11,868	$9,298	$13,415

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 29, 2021
Class I	13.88%	3.33%
ESG Diversified Growth Composite Benchmark	16.01%	5.54%
Bloomberg US Aggregate Bond Index	1.25%	(2.26%)
S&P 500® Index	25.02%	9.69%

Performance Inception Date			Oct. 29, 2021
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Description [Text Block]
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 21,483,455
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 36,201
InvestmentCompanyPortfolioTurnover			66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$21,483,455 # of Portfolio Holdings10 Total Advisory Fees Paid$36,201 Portfolio Turnover Rate66%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Mutual Funds	19.0%
Equity Mutual Funds	81.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * ESG Underlying Funds managed by Dimensional Fund Advisors, LP were added to the Fund and ESG Underlying Funds managed by

            Pacific Investment Management Company LLC were removed from the Fund during the reporting period.

          * LIBOR Transition Risk was removed and Geographic Focus Risk, Small-Capitalization Companies Risk and Value Companies Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]

          * ESG Underlying Funds managed by Dimensional Fund Advisors, LP were added to the Fund and ESG Underlying Funds managed by

            Pacific Investment Management Company LLC were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Geographic Focus Risk, Small-Capitalization Companies Risk and Value Companies Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000230798
Shareholder Report [Line Items]
Fund Name			ESG Diversified Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.30%

Expenses Paid, Amount			$ 32
Expense Ratio, Percent			0.30%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks relative to the Composite Benchmark benefited from the enthusiasm over artificial intelligence.

+ The underweight to short-term bonds relative to the Composite Benchmark also contributed to performance.

Top detractors from performance:

- The Fidelity® U.S. Sustainability Index Fund underperformed its benchmark and detracted from performance.

- The Calvert U.S. Mid-Cap Core Responsible Index Fund underperformed its benchmark and detracted from performance.

- The Calvert Green Bond Fund underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	ESG Diversified Growth (Class P)	ESG Diversified Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/29/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,000	$10,000	$10,000	$10,000
11/30/2021	$9,773	$9,874	$10,030	$9,931
12/31/2021	$10,112	$10,216	$10,004	$10,376
1/31/2022	$9,631	$9,780	$9,788	$9,839
2/28/2022	$9,396	$9,544	$9,679	$9,544
3/31/2022	$9,491	$9,706	$9,410	$9,899
4/30/2022	$8,822	$9,003	$9,053	$9,035
5/31/2022	$8,796	$9,037	$9,112	$9,052
6/30/2022	$8,198	$8,406	$8,969	$8,305
7/31/2022	$8,723	$8,970	$9,188	$9,071
8/31/2022	$8,356	$8,642	$8,928	$8,701
9/30/2022	$7,673	$7,917	$8,542	$7,899
10/31/2022	$8,080	$8,328	$8,432	$8,539
11/30/2022	$8,659	$8,865	$8,742	$9,016
12/31/2022	$8,295	$8,538	$8,702	$8,497
1/31/2023	$8,853	$9,050	$8,970	$9,031
2/28/2023	$8,626	$8,808	$8,738	$8,810
3/31/2023	$8,791	$9,089	$8,960	$9,134
4/30/2023	$8,841	$9,217	$9,014	$9,276
5/31/2023	$8,776	$9,154	$8,916	$9,317
6/30/2023	$9,168	$9,593	$8,885	$9,932
7/31/2023	$9,416	$9,854	$8,878	$10,251
8/31/2023	$9,257	$9,658	$8,822	$10,088
9/30/2023	$8,885	$9,272	$8,597	$9,607
10/31/2023	$8,649	$9,049	$8,462	$9,405
11/30/2023	$9,347	$9,790	$8,845	$10,264
12/31/2023	$9,780	$10,230	$9,184	$10,730
1/31/2024	$9,820	$10,307	$9,158	$10,910
2/29/2024	$10,170	$10,661	$9,029	$11,493
3/31/2024	$10,453	$10,953	$9,112	$11,863
4/30/2024	$10,078	$10,590	$8,882	$11,378
5/31/2024	$10,439	$11,002	$9,033	$11,943
6/30/2024	$10,650	$11,258	$9,118	$12,371
7/31/2024	$10,813	$11,445	$9,331	$12,522
8/31/2024	$11,033	$11,709	$9,465	$12,825
9/30/2024	$11,275	$11,954	$9,592	$13,099
10/31/2024	$11,037	$11,712	$9,354	$12,980
11/30/2024	$11,547	$12,128	$9,453	$13,742
12/31/2024	$11,160	$11,868	$9,298	$13,415

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 29, 2021
Class P	14.11%	3.52%
ESG Diversified Growth Composite Benchmark	16.01%	5.54%
Bloomberg US Aggregate Bond Index	1.25%	(2.26%)
S&P 500® Index	25.02%	9.69%

Performance Inception Date			Oct. 29, 2021
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Description [Text Block]
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 21,483,455
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 36,201
InvestmentCompanyPortfolioTurnover			66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$21,483,455 # of Portfolio Holdings10 Total Advisory Fees Paid$36,201 Portfolio Turnover Rate66%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Mutual Funds	19.0%
Equity Mutual Funds	81.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * ESG Underlying Funds managed by Dimensional Fund Advisors, LP were added to the Fund and ESG Underlying Funds managed by

            Pacific Investment Management Company LLC were removed from the Fund during the reporting period.

          * LIBOR Transition Risk was removed and Geographic Focus Risk, Small-Capitalization Companies Risk and Value Companies Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]

          * ESG Underlying Funds managed by Dimensional Fund Advisors, LP were added to the Fund and ESG Underlying Funds managed by

            Pacific Investment Management Company LLC were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Geographic Focus Risk, Small-Capitalization Companies Risk and Value Companies Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000167976
Shareholder Report [Line Items]
Fund Name			PSF Avantis Balanced Allocation Portfolio
Class Name			Class D
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$45	0.43%

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.43%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Avantis® U.S. Large Cap Value ETF outperformed its benchmark and primarily contributed to performance.

+ The overweight to US equities relative to the Composite Benchmark contributed to performance.

+ The underweight to short-term bonds relative to the Composite Benchmark also contributed to performance.

Top detractors from performance:

- The Avantis® U.S. Large Cap Equity ETF underperformed its benchmark and detracted from performance.

- The Avantis® U.S. Equity ETF underperformed its benchmark and detracted from performance.

- The Avantis® Real Estate ETF underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PSF Avantis Balanced Allocation (Class D)	PSF Avantis Balanced Allocation Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/29/2016	$10,000	$10,000	$10,000	$10,000
4/30/2016	$10,000	$9,996	$10,000	$10,000
5/31/2016	$10,053	$10,064	$10,003	$10,180
6/30/2016	$10,081	$10,097	$10,182	$10,206
7/31/2016	$10,358	$10,367	$10,247	$10,582
8/31/2016	$10,379	$10,370	$10,235	$10,597
9/30/2016	$10,419	$10,388	$10,229	$10,599
10/31/2016	$10,246	$10,239	$10,151	$10,406
11/30/2016	$10,431	$10,282	$9,911	$10,791
12/31/2016	$10,572	$10,432	$9,925	$11,004
1/31/2017	$10,710	$10,575	$9,944	$11,213
2/28/2017	$10,899	$10,815	$10,011	$11,658
3/31/2017	$10,930	$10,863	$10,006	$11,672
4/30/2017	$11,038	$10,988	$10,083	$11,792
5/31/2017	$11,126	$11,152	$10,160	$11,958
6/30/2017	$11,177	$11,176	$10,150	$12,032
7/31/2017	$11,343	$11,347	$10,194	$12,280
8/31/2017	$11,377	$11,402	$10,285	$12,317
9/30/2017	$11,537	$11,529	$10,236	$12,572
10/31/2017	$11,677	$11,679	$10,242	$12,865
11/30/2017	$11,840	$11,853	$10,229	$13,259
12/31/2017	$11,944	$11,962	$10,276	$13,407
1/31/2018	$12,240	$12,305	$10,158	$14,174
2/28/2018	$11,902	$11,971	$10,061	$13,652
3/31/2018	$11,810	$11,833	$10,126	$13,305
4/30/2018	$11,811	$11,859	$10,051	$13,356
5/31/2018	$11,941	$11,981	$10,122	$13,678
6/30/2018	$11,918	$11,986	$10,110	$13,762
7/31/2018	$12,136	$12,232	$10,112	$14,274
8/31/2018	$12,287	$12,408	$10,177	$14,739
9/30/2018	$12,267	$12,424	$10,112	$14,823
10/31/2018	$11,642	$11,854	$10,032	$13,810
11/30/2018	$11,743	$11,989	$10,092	$14,091
12/31/2018	$11,205	$11,502	$10,277	$12,819
1/31/2019	$11,811	$12,080	$10,386	$13,846
2/28/2019	$12,039	$12,297	$10,380	$14,291
3/31/2019	$12,189	$12,511	$10,580	$14,569
4/30/2019	$12,480	$12,793	$10,582	$15,158
5/31/2019	$12,042	$12,426	$10,770	$14,195
6/30/2019	$12,615	$12,993	$10,906	$15,196
7/31/2019	$12,655	$13,064	$10,930	$15,414
8/31/2019	$12,575	$13,055	$11,213	$15,170
9/30/2019	$12,747	$13,193	$11,153	$15,454
10/31/2019	$12,958	$13,409	$11,187	$15,788
11/30/2019	$13,180	$13,648	$11,181	$16,362
12/31/2019	$13,418	$13,896	$11,173	$16,855
1/31/2020	$13,384	$13,957	$11,388	$16,849
2/29/2020	$12,786	$13,351	$11,593	$15,462
3/31/2020	$11,445	$12,310	$11,525	$13,552
4/30/2020	$12,368	$13,227	$11,730	$15,289
5/31/2020	$12,819	$13,622	$11,784	$16,018
6/30/2020	$13,064	$13,848	$11,859	$16,336
7/31/2020	$13,491	$14,330	$12,036	$17,257
8/31/2020	$13,978	$14,858	$11,939	$18,498
9/30/2020	$13,696	$14,543	$11,932	$17,795
10/31/2020	$13,491	$14,256	$11,879	$17,322
11/30/2020	$14,599	$15,345	$11,995	$19,218
12/31/2020	$15,042	$15,726	$12,012	$19,957
1/31/2021	$14,951	$15,585	$11,926	$19,755
2/28/2021	$15,215	$15,741	$11,753	$20,300
3/31/2021	$15,487	$16,026	$11,607	$21,189
4/30/2021	$15,936	$16,534	$11,698	$22,320
5/31/2021	$16,138	$16,689	$11,737	$22,476
6/30/2021	$16,251	$16,883	$11,819	$23,000
7/31/2021	$16,469	$17,158	$11,951	$23,547
8/31/2021	$16,663	$17,425	$11,928	$24,263
9/30/2021	$16,195	$16,924	$11,825	$23,134
10/31/2021	$16,669	$17,518	$11,822	$24,755
11/30/2021	$16,472	$17,362	$11,857	$24,583
12/31/2021	$16,923	$17,828	$11,827	$25,685
1/31/2022	$16,282	$17,130	$11,572	$24,356
2/28/2022	$16,028	$16,777	$11,443	$23,627
3/31/2022	$16,032	$16,887	$11,125	$24,504
4/30/2022	$15,041	$15,804	$10,703	$22,367
5/31/2022	$15,190	$15,876	$10,772	$22,408
6/30/2022	$14,243	$14,965	$10,603	$20,559
7/31/2022	$15,080	$15,845	$10,862	$22,454
8/31/2022	$14,538	$15,262	$10,555	$21,538
9/30/2022	$13,471	$14,151	$10,099	$19,555
10/31/2022	$14,126	$14,708	$9,968	$21,138
11/30/2022	$14,859	$15,543	$10,335	$22,319
12/31/2022	$14,385	$15,113	$10,288	$21,033
1/31/2023	$15,176	$15,910	$10,604	$22,355
2/28/2023	$14,782	$15,521	$10,330	$21,809
3/31/2023	$14,956	$15,993	$10,593	$22,610
4/30/2023	$15,049	$16,212	$10,657	$22,963
5/31/2023	$14,797	$16,070	$10,541	$23,063
6/30/2023	$15,352	$16,635	$10,503	$24,587
7/31/2023	$15,737	$16,951	$10,496	$25,377
8/31/2023	$15,458	$16,689	$10,429	$24,973
9/30/2023	$14,936	$16,076	$10,164	$23,782
10/31/2023	$14,556	$15,725	$10,003	$23,282
11/30/2023	$15,578	$16,875	$10,456	$25,408
12/31/2023	$16,375	$17,612	$10,857	$26,562
1/31/2024	$16,369	$17,741	$10,827	$27,009
2/29/2024	$16,747	$18,116	$10,674	$28,451
3/31/2024	$17,202	$18,535	$10,773	$29,366
4/30/2024	$16,561	$17,936	$10,500	$28,167
5/31/2024	$17,183	$18,562	$10,678	$29,564
6/30/2024	$17,406	$18,887	$10,780	$30,624
7/31/2024	$17,743	$19,250	$11,031	$30,997
8/31/2024	$18,036	$19,664	$11,190	$31,749
9/30/2024	$18,326	$19,986	$11,340	$32,427
10/31/2024	$18,000	$19,543	$11,058	$32,133
11/30/2024	$18,795	$20,125	$11,175	$34,019
12/31/2024	$18,265	$19,709	$10,992	$33,208

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception April 29, 2016
Class D	11.54%	6.36%	7.19%
PSF Avantis Balanced Allocation Composite Benchmark	11.90%	7.24%	8.13%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.10%
S&P 500® Index	25.02%	14.53%	14.83%

Performance Inception Date			Apr. 29, 2016
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 320,492,619
Holdings Count | Holding			12
Advisory Fees Paid, Amount			$ 463,668
InvestmentCompanyPortfolioTurnover			96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$320,492,619 # of Portfolio Holdings12 Total Advisory Fees Paid$463,668 Portfolio Turnover Rate96%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Equity Mutual Funds	2.1%
Fixed Income Mutual Funds	13.8%
Fixed Income Exchange-Traded Funds	17.9%
Equity Exchange-Traded Funds	66.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Value Companies Risk and Mid-Capitalization Companies Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Value Companies Risk and Mid-Capitalization Companies Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000211249
Shareholder Report [Line Items]
Fund Name			PSF Avantis Balanced Allocation Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

Expenses Paid, Amount			$ 19
Expense Ratio, Percent			0.18%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Avantis® U.S. Large Cap Value ETF outperformed its benchmark and primarily contributed to performance.

+ The overweight to US equities relative to the Composite Benchmark contributed to performance.

+ The underweight to short-term bonds relative to the Composite Benchmark also contributed to performance.

Top detractors from performance:

- The Avantis® U.S. Large Cap Equity ETF underperformed its benchmark and detracted from performance.

- The Avantis® U.S. Equity ETF underperformed its benchmark and detracted from performance.

- The Avantis® Real Estate ETF underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PSF Avantis Balanced Allocation (Class P)	PSF Avantis Balanced Allocation Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,995	$10,010	$10,053	$9,970
11/30/2019	$10,168	$10,189	$10,048	$10,332
12/31/2019	$10,353	$10,374	$10,041	$10,644
1/31/2020	$10,330	$10,420	$10,234	$10,640
2/29/2020	$9,870	$9,967	$10,419	$9,764
3/31/2020	$8,837	$9,190	$10,357	$8,558
4/30/2020	$9,552	$9,875	$10,542	$9,655
5/31/2020	$9,903	$10,169	$10,591	$10,115
6/30/2020	$10,093	$10,338	$10,657	$10,316
7/31/2020	$10,426	$10,698	$10,816	$10,898
8/31/2020	$10,805	$11,092	$10,729	$11,681
9/30/2020	$10,589	$10,857	$10,723	$11,237
10/31/2020	$10,433	$10,643	$10,675	$10,939
11/30/2020	$11,292	$11,456	$10,780	$12,136
12/31/2020	$11,637	$11,740	$10,795	$12,603
1/31/2021	$11,569	$11,635	$10,718	$12,475
2/28/2021	$11,775	$11,751	$10,563	$12,819
3/31/2021	$11,988	$11,964	$10,431	$13,381
4/30/2021	$12,339	$12,344	$10,513	$14,095
5/31/2021	$12,498	$12,459	$10,548	$14,193
6/30/2021	$12,588	$12,604	$10,622	$14,525
7/31/2021	$12,759	$12,809	$10,741	$14,870
8/31/2021	$12,913	$13,008	$10,720	$15,322
9/30/2021	$12,552	$12,635	$10,627	$14,609
10/31/2021	$12,923	$13,078	$10,624	$15,633
11/30/2021	$12,773	$12,961	$10,656	$15,524
12/31/2021	$13,125	$13,309	$10,629	$16,220
1/31/2022	$12,631	$12,788	$10,400	$15,381
2/28/2022	$12,436	$12,525	$10,284	$14,920
3/31/2022	$12,442	$12,607	$9,998	$15,474
4/30/2022	$11,675	$11,799	$9,618	$14,125
5/31/2022	$11,793	$11,852	$9,680	$14,151
6/30/2022	$11,060	$11,172	$9,529	$12,983
7/31/2022	$11,713	$11,829	$9,761	$14,180
8/31/2022	$11,294	$11,394	$9,486	$13,602
9/30/2022	$10,467	$10,565	$9,076	$12,349
10/31/2022	$10,979	$10,980	$8,958	$13,349
11/30/2022	$11,551	$11,603	$9,288	$14,095
12/31/2022	$11,185	$11,283	$9,246	$13,283
1/31/2023	$11,802	$11,878	$9,530	$14,117
2/28/2023	$11,498	$11,587	$9,284	$13,773
3/31/2023	$11,636	$11,940	$9,520	$14,278
4/30/2023	$11,710	$12,103	$9,577	$14,501
5/31/2023	$11,516	$11,997	$9,473	$14,564
6/30/2023	$11,952	$12,419	$9,439	$15,527
7/31/2023	$12,253	$12,655	$9,433	$16,025
8/31/2023	$12,039	$12,459	$9,372	$15,770
9/30/2023	$11,635	$12,001	$9,134	$15,018
10/31/2023	$11,341	$11,739	$8,990	$14,703
11/30/2023	$12,140	$12,598	$9,397	$16,045
12/31/2023	$12,764	$13,148	$9,757	$16,774
1/31/2024	$12,762	$13,245	$9,730	$17,056
2/29/2024	$13,059	$13,524	$9,593	$17,967
3/31/2024	$13,417	$13,837	$9,681	$18,545
4/30/2024	$12,919	$13,390	$9,437	$17,788
5/31/2024	$13,408	$13,857	$9,597	$18,670
6/30/2024	$13,584	$14,100	$9,688	$19,339
7/31/2024	$13,850	$14,371	$9,914	$19,575
8/31/2024	$14,082	$14,680	$10,056	$20,050
9/30/2024	$14,311	$14,920	$10,191	$20,478
10/31/2024	$14,059	$14,590	$9,938	$20,292
11/30/2024	$14,684	$15,024	$10,043	$21,483
12/31/2024	$14,273	$14,714	$9,879	$20,971

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	11.82%	6.63%	7.12%
PSF Avantis Balanced Allocation Composite Benchmark	11.90%	7.24%	7.75%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

Performance Inception Date			Oct. 31, 2019
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 320,492,619
Holdings Count | Holding			12
Advisory Fees Paid, Amount			$ 463,668
InvestmentCompanyPortfolioTurnover			96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$320,492,619 # of Portfolio Holdings12 Total Advisory Fees Paid$463,668 Portfolio Turnover Rate96%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Equity Mutual Funds	2.1%
Fixed Income Mutual Funds	13.8%
Fixed Income Exchange-Traded Funds	17.9%
Equity Exchange-Traded Funds	66.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Value Companies Risk and Mid-Capitalization Companies Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Value Companies Risk and Mid-Capitalization Companies Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078100
Shareholder Report [Line Items]
Fund Name			Pacific Dynamix - Conservative Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.38%

Expenses Paid, Amount			$ 40
Expense Ratio, Percent			0.38%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Conservative Growth (Class I)	Pacific Dynamix Conservative Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,021	$10,032	$10,210	$9,700
2/28/2015	$10,204	$10,209	$10,114	$10,257
3/31/2015	$10,176	$10,171	$10,161	$10,095
4/30/2015	$10,223	$10,223	$10,124	$10,192
5/31/2015	$10,232	$10,239	$10,100	$10,323
6/30/2015	$10,092	$10,083	$9,990	$10,123
7/31/2015	$10,154	$10,205	$10,059	$10,335
8/31/2015	$9,867	$9,937	$10,045	$9,712
9/30/2015	$9,757	$9,853	$10,113	$9,471
10/31/2015	$10,047	$10,178	$10,114	$10,270
11/30/2015	$10,027	$10,154	$10,088	$10,301
12/31/2015	$9,890	$10,068	$10,055	$10,138
1/31/2016	$9,718	$9,932	$10,193	$9,635
2/29/2016	$9,726	$9,957	$10,266	$9,622
3/31/2016	$10,077	$10,282	$10,360	$10,275
4/30/2016	$10,166	$10,350	$10,400	$10,315
5/31/2016	$10,204	$10,396	$10,402	$10,500
6/30/2016	$10,292	$10,485	$10,589	$10,527
7/31/2016	$10,509	$10,692	$10,656	$10,915
8/31/2016	$10,538	$10,690	$10,644	$10,931
9/30/2016	$10,561	$10,700	$10,638	$10,933
10/31/2016	$10,427	$10,572	$10,556	$10,733
11/30/2016	$10,451	$10,522	$10,307	$11,131
12/31/2016	$10,566	$10,628	$10,321	$11,351
1/31/2017	$10,680	$10,732	$10,341	$11,566
2/28/2017	$10,842	$10,916	$10,411	$12,025
3/31/2017	$10,865	$10,944	$10,405	$12,039
4/30/2017	$10,963	$11,052	$10,486	$12,163
5/31/2017	$11,049	$11,186	$10,567	$12,334
6/30/2017	$11,094	$11,201	$10,556	$12,411
7/31/2017	$11,223	$11,333	$10,601	$12,666
8/31/2017	$11,263	$11,404	$10,696	$12,705
9/30/2017	$11,359	$11,471	$10,645	$12,967
10/31/2017	$11,448	$11,571	$10,652	$13,270
11/30/2017	$11,540	$11,681	$10,638	$13,677
12/31/2017	$11,617	$11,773	$10,687	$13,829
1/31/2018	$11,791	$11,948	$10,564	$14,621
2/28/2018	$11,527	$11,692	$10,464	$14,082
3/31/2018	$11,482	$11,627	$10,531	$13,724
4/30/2018	$11,475	$11,615	$10,452	$13,777
5/31/2018	$11,556	$11,727	$10,527	$14,108
6/30/2018	$11,543	$11,727	$10,514	$14,195
7/31/2018	$11,701	$11,889	$10,516	$14,724
8/31/2018	$11,809	$12,028	$10,584	$15,203
9/30/2018	$11,792	$12,012	$10,516	$15,290
10/31/2018	$11,371	$11,613	$10,433	$14,245
11/30/2018	$11,463	$11,725	$10,495	$14,535
12/31/2018	$11,170	$11,476	$10,688	$13,223
1/31/2019	$11,623	$11,906	$10,801	$14,282
2/28/2019	$11,769	$12,048	$10,795	$14,741
3/31/2019	$11,929	$12,263	$11,003	$15,027
4/30/2019	$12,119	$12,448	$11,005	$15,636
5/31/2019	$11,870	$12,285	$11,201	$14,642
6/30/2019	$12,280	$12,710	$11,341	$15,674
7/31/2019	$12,315	$12,766	$11,366	$15,899
8/31/2019	$12,331	$12,873	$11,661	$15,648
9/30/2019	$12,418	$12,940	$11,599	$15,940
10/31/2019	$12,561	$13,089	$11,634	$16,286
11/30/2019	$12,703	$13,244	$11,628	$16,877
12/31/2019	$12,898	$13,401	$11,620	$17,386
1/31/2020	$12,926	$13,528	$11,843	$17,379
2/29/2020	$12,581	$13,220	$12,056	$15,949
3/31/2020	$11,667	$12,497	$11,985	$13,979
4/30/2020	$12,392	$13,198	$12,198	$15,771
5/31/2020	$12,762	$13,479	$12,255	$16,522
6/30/2020	$12,950	$13,657	$12,332	$16,850
7/31/2020	$13,378	$14,047	$12,517	$17,801
8/31/2020	$13,690	$14,354	$12,416	$19,080
9/30/2020	$13,485	$14,145	$12,409	$18,355
10/31/2020	$13,362	$13,939	$12,353	$17,867
11/30/2020	$14,150	$14,692	$12,475	$19,823
12/31/2020	$14,473	$14,941	$12,492	$20,585
1/31/2021	$14,417	$14,815	$12,402	$20,377
2/28/2021	$14,537	$14,847	$12,223	$20,939
3/31/2021	$14,625	$14,969	$12,071	$21,856
4/30/2021	$14,926	$15,327	$12,166	$23,022
5/31/2021	$15,022	$15,442	$12,206	$23,183
6/30/2021	$15,168	$15,600	$12,291	$23,724
7/31/2021	$15,224	$15,826	$12,429	$24,288
8/31/2021	$15,363	$15,978	$12,405	$25,026
9/30/2021	$15,067	$15,626	$12,298	$23,863
10/31/2021	$15,355	$15,998	$12,294	$25,534
11/30/2021	$15,158	$15,918	$12,331	$25,357
12/31/2021	$15,405	$16,189	$12,299	$26,494
1/31/2022	$14,900	$15,657	$12,034	$25,123
2/28/2022	$14,679	$15,387	$11,900	$24,371
3/31/2022	$14,605	$15,320	$11,569	$25,276
4/30/2022	$13,801	$14,470	$11,130	$23,071
5/31/2022	$13,869	$14,546	$11,202	$23,114
6/30/2022	$13,158	$13,912	$11,026	$21,206
7/31/2022	$13,825	$14,570	$11,296	$23,161
8/31/2022	$13,385	$14,076	$10,977	$22,217
9/30/2022	$12,553	$13,192	$10,502	$20,170
10/31/2022	$12,912	$13,483	$10,366	$21,804
11/30/2022	$13,532	$14,150	$10,748	$23,022
12/31/2022	$13,191	$13,860	$10,699	$21,696
1/31/2023	$13,845	$14,491	$11,028	$23,059
2/28/2023	$13,512	$14,126	$10,743	$22,496
3/31/2023	$13,748	$14,528	$11,016	$23,322
4/30/2023	$13,850	$14,691	$11,083	$23,686
5/31/2023	$13,698	$14,550	$10,962	$23,789
6/30/2023	$14,023	$14,876	$10,923	$25,361
7/31/2023	$14,230	$15,061	$10,915	$26,176
8/31/2023	$14,030	$14,873	$10,846	$25,759
9/30/2023	$13,597	$14,384	$10,570	$24,531
10/31/2023	$13,318	$14,096	$10,403	$24,015
11/30/2023	$14,130	$14,998	$10,874	$26,208
12/31/2023	$14,732	$15,629	$11,291	$27,399
1/31/2024	$14,740	$15,688	$11,260	$27,859
2/29/2024	$14,939	$15,834	$11,101	$29,347
3/31/2024	$15,227	$16,128	$11,203	$30,291
4/30/2024	$14,761	$15,643	$10,920	$29,054
5/31/2024	$15,171	$16,094	$11,105	$30,494
6/30/2024	$15,337	$16,332	$11,210	$31,589
7/31/2024	$15,700	$16,672	$11,472	$31,973
8/31/2024	$15,990	$16,993	$11,637	$32,749
9/30/2024	$16,235	$17,257	$11,793	$33,448
10/31/2024	$15,908	$16,865	$11,500	$33,145
11/30/2024	$16,392	$17,273	$11,622	$35,090
12/31/2024	$15,989	$16,934	$11,432	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.54%	4.39%	4.81%
Pacific Dynamix Conservative Growth Composite Benchmark	8.35%	4.79%	5.41%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 480,123,507
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 989,396
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$480,123,507 # of Portfolio Holdings10 Total Advisory Fees Paid$989,396 Portfolio Turnover Rate19%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.3%
Affiliated Fixed Income Funds	54.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk and Consumer Non-Cyclical Sector Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk and Consumer Non-Cyclical Sector Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000211240
Shareholder Report [Line Items]
Fund Name			Pacific Dynamix - Conservative Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

Expenses Paid, Amount			$ 19
Expense Ratio, Percent			0.18%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Conservative Growth (Class P)	Pacific Dynamix Conservative Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,998	$10,024	$10,053	$9,970
11/30/2019	$10,114	$10,143	$10,048	$10,332
12/31/2019	$10,270	$10,263	$10,041	$10,644
1/31/2020	$10,294	$10,360	$10,234	$10,640
2/29/2020	$10,021	$10,125	$10,419	$9,764
3/31/2020	$9,295	$9,571	$10,357	$8,558
4/30/2020	$9,874	$10,108	$10,542	$9,655
5/31/2020	$10,170	$10,323	$10,591	$10,115
6/30/2020	$10,322	$10,459	$10,657	$10,316
7/31/2020	$10,665	$10,758	$10,816	$10,898
8/31/2020	$10,916	$10,993	$10,729	$11,681
9/30/2020	$10,754	$10,833	$10,723	$11,237
10/31/2020	$10,657	$10,675	$10,675	$10,939
11/30/2020	$11,288	$11,252	$10,780	$12,136
12/31/2020	$11,547	$11,443	$10,795	$12,603
1/31/2021	$11,505	$11,347	$10,718	$12,475
2/28/2021	$11,602	$11,371	$10,563	$12,819
3/31/2021	$11,674	$11,464	$10,431	$13,381
4/30/2021	$11,917	$11,738	$10,513	$14,095
5/31/2021	$11,995	$11,827	$10,548	$14,193
6/30/2021	$12,114	$11,947	$10,622	$14,525
7/31/2021	$12,161	$12,120	$10,741	$14,870
8/31/2021	$12,274	$12,237	$10,720	$15,322
9/30/2021	$12,040	$11,967	$10,627	$14,609
10/31/2021	$12,271	$12,252	$10,624	$15,633
11/30/2021	$12,116	$12,191	$10,656	$15,524
12/31/2021	$12,316	$12,398	$10,629	$16,220
1/31/2022	$11,914	$11,991	$10,400	$15,381
2/28/2022	$11,740	$11,784	$10,284	$14,920
3/31/2022	$11,682	$11,733	$9,998	$15,474
4/30/2022	$11,041	$11,082	$9,618	$14,125
5/31/2022	$11,097	$11,140	$9,680	$14,151
6/30/2022	$10,530	$10,654	$9,529	$12,983
7/31/2022	$11,065	$11,158	$9,761	$14,180
8/31/2022	$10,715	$10,780	$9,486	$13,602
9/30/2022	$10,051	$10,103	$9,076	$12,349
10/31/2022	$10,340	$10,326	$8,958	$13,349
11/30/2022	$10,839	$10,837	$9,288	$14,095
12/31/2022	$10,567	$10,615	$9,246	$13,283
1/31/2023	$11,093	$11,098	$9,530	$14,117
2/28/2023	$10,827	$10,819	$9,284	$13,773
3/31/2023	$11,018	$11,127	$9,520	$14,278
4/30/2023	$11,102	$11,251	$9,577	$14,501
5/31/2023	$10,982	$11,143	$9,473	$14,564
6/30/2023	$11,245	$11,393	$9,439	$15,527
7/31/2023	$11,413	$11,535	$9,433	$16,025
8/31/2023	$11,254	$11,391	$9,372	$15,770
9/30/2023	$10,908	$11,016	$9,134	$15,018
10/31/2023	$10,686	$10,796	$8,990	$14,703
11/30/2023	$11,340	$11,486	$9,397	$16,045
12/31/2023	$11,825	$11,969	$9,757	$16,774
1/31/2024	$11,834	$12,015	$9,730	$17,056
2/29/2024	$11,995	$12,126	$9,593	$17,967
3/31/2024	$12,229	$12,351	$9,681	$18,545
4/30/2024	$11,856	$11,980	$9,437	$17,788
5/31/2024	$12,187	$12,326	$9,597	$18,670
6/30/2024	$12,323	$12,508	$9,688	$19,339
7/31/2024	$12,617	$12,768	$9,914	$19,575
8/31/2024	$12,852	$13,014	$10,056	$20,050
9/30/2024	$13,051	$13,216	$10,191	$20,478
10/31/2024	$12,790	$12,916	$9,938	$20,292
11/30/2024	$13,182	$13,229	$10,043	$21,483
12/31/2024	$12,860	$12,969	$9,879	$20,971

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	8.75%	4.60%	4.98%
Pacific Dynamix Conservative Growth Composite Benchmark	8.35%	4.79%	5.15%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

Performance Inception Date			Oct. 31, 2019
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 480,123,507
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 989,396
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$480,123,507 # of Portfolio Holdings10 Total Advisory Fees Paid$989,396 Portfolio Turnover Rate19%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.3%
Affiliated Fixed Income Funds	54.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk and Consumer Non-Cyclical Sector Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk and Consumer Non-Cyclical Sector Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078101
Shareholder Report [Line Items]
Fund Name			Pacific Dynamix - Moderate Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.38%

Expenses Paid, Amount			$ 40
Expense Ratio, Percent			0.38%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- The PD Aggregate Bond Index Portfolio underperformed its benchmark and detracted from performance.

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Moderate Growth (Class I)	Pacific Dynamix Moderate Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,945	$9,943	$10,210	$9,700
2/28/2015	$10,247	$10,252	$10,114	$10,257
3/31/2015	$10,191	$10,173	$10,161	$10,095
4/30/2015	$10,276	$10,268	$10,124	$10,192
5/31/2015	$10,302	$10,304	$10,100	$10,323
6/30/2015	$10,146	$10,126	$9,990	$10,123
7/31/2015	$10,198	$10,273	$10,059	$10,335
8/31/2015	$9,783	$9,876	$10,045	$9,712
9/30/2015	$9,591	$9,718	$10,113	$9,471
10/31/2015	$10,004	$10,197	$10,114	$10,270
11/30/2015	$9,995	$10,176	$10,088	$10,301
12/31/2015	$9,815	$10,063	$10,055	$10,138
1/31/2016	$9,506	$9,790	$10,193	$9,635
2/29/2016	$9,488	$9,791	$10,266	$9,622
3/31/2016	$9,953	$10,226	$10,360	$10,275
4/30/2016	$10,056	$10,309	$10,400	$10,315
5/31/2016	$10,108	$10,376	$10,402	$10,500
6/30/2016	$10,163	$10,415	$10,589	$10,527
7/31/2016	$10,455	$10,691	$10,656	$10,915
8/31/2016	$10,496	$10,694	$10,644	$10,931
9/30/2016	$10,534	$10,712	$10,638	$10,933
10/31/2016	$10,363	$10,560	$10,556	$10,733
11/30/2016	$10,494	$10,611	$10,307	$11,131
12/31/2016	$10,644	$10,763	$10,321	$11,351
1/31/2017	$10,804	$10,912	$10,341	$11,566
2/28/2017	$11,013	$11,155	$10,411	$12,025
3/31/2017	$11,062	$11,201	$10,405	$12,039
4/30/2017	$11,179	$11,323	$10,486	$12,163
5/31/2017	$11,279	$11,486	$10,567	$12,334
6/30/2017	$11,348	$11,515	$10,556	$12,411
7/31/2017	$11,524	$11,693	$10,601	$12,666
8/31/2017	$11,561	$11,751	$10,696	$12,705
9/30/2017	$11,717	$11,883	$10,645	$12,967
10/31/2017	$11,857	$12,035	$10,652	$13,270
11/30/2017	$12,011	$12,213	$10,638	$13,677
12/31/2017	$12,112	$12,330	$10,687	$13,829
1/31/2018	$12,442	$12,677	$10,564	$14,621
2/28/2018	$12,076	$12,328	$10,464	$14,082
3/31/2018	$11,994	$12,187	$10,531	$13,724
4/30/2018	$12,005	$12,213	$10,452	$13,777
5/31/2018	$12,097	$12,346	$10,527	$14,108
6/30/2018	$12,069	$12,354	$10,514	$14,195
7/31/2018	$12,303	$12,607	$10,516	$14,724
8/31/2018	$12,437	$12,789	$10,584	$15,203
9/30/2018	$12,428	$12,804	$10,516	$15,290
10/31/2018	$11,809	$12,217	$10,433	$14,245
11/30/2018	$11,942	$12,356	$10,495	$14,535
12/31/2018	$11,442	$11,849	$10,688	$13,223
1/31/2019	$12,051	$12,454	$10,801	$14,282
2/28/2019	$12,255	$12,679	$10,795	$14,741
3/31/2019	$12,412	$12,897	$11,003	$15,027
4/30/2019	$12,691	$13,188	$11,005	$15,636
5/31/2019	$12,250	$12,811	$11,201	$14,642
6/30/2019	$12,800	$13,396	$11,341	$15,674
7/31/2019	$12,836	$13,470	$11,366	$15,899
8/31/2019	$12,750	$13,464	$11,661	$15,648
9/30/2019	$12,898	$13,605	$11,599	$15,940
10/31/2019	$13,105	$13,820	$11,634	$16,286
11/30/2019	$13,330	$14,069	$11,628	$16,877
12/31/2019	$13,610	$14,323	$11,620	$17,386
1/31/2020	$13,567	$14,390	$11,843	$17,379
2/29/2020	$12,968	$13,769	$12,056	$15,949
3/31/2020	$11,743	$12,679	$11,985	$13,979
4/30/2020	$12,697	$13,633	$12,198	$15,771
5/31/2020	$13,167	$14,038	$12,255	$16,522
6/30/2020	$13,408	$14,271	$12,332	$16,850
7/31/2020	$13,936	$14,775	$12,517	$17,801
8/31/2020	$14,449	$15,320	$12,416	$19,080
9/30/2020	$14,146	$14,990	$12,409	$18,355
10/31/2020	$13,968	$14,695	$12,353	$17,867
11/30/2020	$15,109	$15,815	$12,475	$19,823
12/31/2020	$15,594	$16,205	$12,492	$20,585
1/31/2021	$15,534	$16,059	$12,402	$20,377
2/28/2021	$15,803	$16,227	$12,223	$20,939
3/31/2021	$16,030	$16,528	$12,071	$21,856
4/30/2021	$16,477	$17,055	$12,166	$23,022
5/31/2021	$16,623	$17,220	$12,206	$23,183
6/30/2021	$16,803	$17,423	$12,291	$23,724
7/31/2021	$16,862	$17,705	$12,429	$24,288
8/31/2021	$17,100	$17,976	$12,405	$25,026
9/30/2021	$16,649	$17,460	$12,298	$23,863
10/31/2021	$17,157	$18,087	$12,294	$25,534
11/30/2021	$16,840	$17,925	$12,331	$25,357
12/31/2021	$17,249	$18,404	$12,299	$26,494
1/31/2022	$16,568	$17,695	$12,034	$25,123
2/28/2022	$16,282	$17,337	$11,900	$24,371
3/31/2022	$16,346	$17,464	$11,569	$25,276
4/30/2022	$15,282	$16,341	$11,130	$23,071
5/31/2022	$15,345	$16,417	$11,202	$23,114
6/30/2022	$14,368	$15,473	$11,026	$21,206
7/31/2022	$15,254	$16,382	$11,296	$23,161
8/31/2022	$14,729	$15,781	$10,977	$22,217
9/30/2022	$13,659	$14,635	$10,502	$20,170
10/31/2022	$14,274	$15,213	$10,366	$21,804
11/30/2022	$15,060	$16,063	$10,748	$23,022
12/31/2022	$14,542	$15,606	$10,699	$21,696
1/31/2023	$15,388	$16,431	$11,028	$23,059
2/28/2023	$15,005	$16,023	$10,743	$22,496
3/31/2023	$15,260	$16,504	$11,016	$23,322
4/30/2023	$15,389	$16,730	$11,083	$23,686
5/31/2023	$15,237	$16,581	$10,962	$23,789
6/30/2023	$15,791	$17,168	$10,923	$25,361
7/31/2023	$16,130	$17,495	$10,915	$26,176
8/31/2023	$15,841	$17,223	$10,846	$25,759
9/30/2023	$15,278	$16,592	$10,570	$24,531
10/31/2023	$14,915	$16,225	$10,403	$24,015
11/30/2023	$15,978	$17,414	$10,874	$26,208
12/31/2023	$16,730	$18,180	$11,291	$27,399
1/31/2024	$16,756	$18,309	$11,260	$27,859
2/29/2024	$17,194	$18,692	$11,101	$29,347
3/31/2024	$17,613	$19,127	$11,203	$30,291
4/30/2024	$16,993	$18,506	$10,920	$29,054
5/31/2024	$17,570	$19,150	$11,105	$30,494
6/30/2024	$17,803	$19,485	$11,210	$31,589
7/31/2024	$18,228	$19,865	$11,472	$31,973
8/31/2024	$18,597	$20,295	$11,637	$32,749
9/30/2024	$18,905	$20,633	$11,793	$33,448
10/31/2024	$18,560	$20,186	$11,500	$33,145
11/30/2024	$19,324	$20,812	$11,622	$35,090
12/31/2024	$18,758	$20,369	$11,432	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.12%	6.63%	6.49%
Pacific Dynamix Moderate Growth Composite Benchmark	12.04%	7.30%	7.37%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 2,532,389,310
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 5,127,944
InvestmentCompanyPortfolioTurnover			15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$2,532,389,310 # of Portfolio Holdings10 Total Advisory Fees Paid$5,127,944 Portfolio Turnover Rate15%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	33.6%
Affiliated Equity Funds	66.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000211241
Shareholder Report [Line Items]
Fund Name			Pacific Dynamix - Moderate Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

Expenses Paid, Amount			$ 19
Expense Ratio, Percent			0.18%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- The PD Aggregate Bond Index Portfolio underperformed its benchmark and detracted from performance.

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Moderate Growth (Class P)	Pacific Dynamix Moderate Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,987	$10,010	$10,053	$9,970
11/30/2019	$10,161	$10,190	$10,048	$10,332
12/31/2019	$10,375	$10,375	$10,041	$10,644
1/31/2020	$10,345	$10,422	$10,234	$10,640
2/29/2020	$9,890	$9,973	$10,419	$9,764
3/31/2020	$8,957	$9,184	$10,357	$8,558
4/30/2020	$9,686	$9,875	$10,542	$9,655
5/31/2020	$10,047	$10,168	$10,591	$10,115
6/30/2020	$10,232	$10,337	$10,657	$10,316
7/31/2020	$10,637	$10,702	$10,816	$10,898
8/31/2020	$11,030	$11,096	$10,729	$11,681
9/30/2020	$10,801	$10,857	$10,723	$11,237
10/31/2020	$10,666	$10,644	$10,675	$10,939
11/30/2020	$11,540	$11,455	$10,780	$12,136
12/31/2020	$11,912	$11,738	$10,795	$12,603
1/31/2021	$11,868	$11,632	$10,718	$12,475
2/28/2021	$12,076	$11,754	$10,563	$12,819
3/31/2021	$12,251	$11,971	$10,431	$13,381
4/30/2021	$12,595	$12,353	$10,513	$14,095
5/31/2021	$12,708	$12,473	$10,548	$14,193
6/30/2021	$12,849	$12,620	$10,622	$14,525
7/31/2021	$12,896	$12,824	$10,741	$14,870
8/31/2021	$13,080	$13,020	$10,720	$15,322
9/30/2021	$12,737	$12,647	$10,627	$14,609
10/31/2021	$13,128	$13,100	$10,624	$15,633
11/30/2021	$12,888	$12,983	$10,656	$15,524
12/31/2021	$13,204	$13,330	$10,629	$16,220
1/31/2022	$12,684	$12,817	$10,400	$15,381
2/28/2022	$12,468	$12,557	$10,284	$14,920
3/31/2022	$12,519	$12,649	$9,998	$15,474
4/30/2022	$11,706	$11,836	$9,618	$14,125
5/31/2022	$11,756	$11,891	$9,680	$14,151
6/30/2022	$11,009	$11,207	$9,529	$12,983
7/31/2022	$11,690	$11,865	$9,761	$14,180
8/31/2022	$11,290	$11,430	$9,486	$13,602
9/30/2022	$10,471	$10,600	$9,076	$12,349
10/31/2022	$10,945	$11,019	$8,958	$13,349
11/30/2022	$11,549	$11,634	$9,288	$14,095
12/31/2022	$11,154	$11,303	$9,246	$13,283
1/31/2023	$11,805	$11,901	$9,530	$14,117
2/28/2023	$11,513	$11,606	$9,284	$13,773
3/31/2023	$11,710	$11,954	$9,520	$14,278
4/30/2023	$11,811	$12,118	$9,577	$14,501
5/31/2023	$11,697	$12,009	$9,473	$14,564
6/30/2023	$12,124	$12,435	$9,439	$15,527
7/31/2023	$12,386	$12,672	$9,433	$16,025
8/31/2023	$12,167	$12,475	$9,372	$15,770
9/30/2023	$11,736	$12,017	$9,134	$15,018
10/31/2023	$11,459	$11,752	$8,990	$14,703
11/30/2023	$12,278	$12,613	$9,397	$16,045
12/31/2023	$12,858	$13,168	$9,757	$16,774
1/31/2024	$12,880	$13,261	$9,730	$17,056
2/29/2024	$13,219	$13,539	$9,593	$17,967
3/31/2024	$13,543	$13,854	$9,681	$18,545
4/30/2024	$13,069	$13,404	$9,437	$17,788
5/31/2024	$13,515	$13,871	$9,597	$18,670
6/30/2024	$13,696	$14,113	$9,688	$19,339
7/31/2024	$14,026	$14,388	$9,914	$19,575
8/31/2024	$14,312	$14,700	$10,056	$20,050
9/30/2024	$14,551	$14,945	$10,191	$20,478
10/31/2024	$14,288	$14,621	$9,938	$20,292
11/30/2024	$14,879	$15,074	$10,043	$21,483
12/31/2024	$14,445	$14,753	$9,879	$20,971

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	12.35%	6.84%	7.37%
Pacific Dynamix Moderate Growth Composite Benchmark	12.04%	7.30%	7.81%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

Performance Inception Date			Oct. 31, 2019
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 2,532,389,310
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 5,127,944
InvestmentCompanyPortfolioTurnover			15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$2,532,389,310 # of Portfolio Holdings10 Total Advisory Fees Paid$5,127,944 Portfolio Turnover Rate15%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	33.6%
Affiliated Equity Funds	66.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078102
Shareholder Report [Line Items]
Fund Name			Pacific Dynamix - Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.38%

Expenses Paid, Amount			$ 41
Expense Ratio, Percent			0.38%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Growth Index Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Growth (Class I)	Pacific Dynamix Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,871	$9,868	$10,210	$9,700
2/28/2015	$10,293	$10,309	$10,114	$10,257
3/31/2015	$10,222	$10,186	$10,161	$10,095
4/30/2015	$10,334	$10,342	$10,124	$10,192
5/31/2015	$10,376	$10,388	$10,100	$10,323
6/30/2015	$10,207	$10,181	$9,990	$10,123
7/31/2015	$10,247	$10,353	$10,059	$10,335
8/31/2015	$9,711	$9,818	$10,045	$9,712
9/30/2015	$9,446	$9,573	$10,113	$9,471
10/31/2015	$9,972	$10,198	$10,114	$10,270
11/30/2015	$9,979	$10,169	$10,088	$10,301
12/31/2015	$9,755	$10,028	$10,055	$10,138
1/31/2016	$9,318	$9,610	$10,193	$9,635
2/29/2016	$9,275	$9,583	$10,266	$9,622
3/31/2016	$9,850	$10,120	$10,360	$10,275
4/30/2016	$9,964	$10,231	$10,400	$10,315
5/31/2016	$10,030	$10,304	$10,402	$10,500
6/30/2016	$10,055	$10,277	$10,589	$10,527
7/31/2016	$10,421	$10,625	$10,656	$10,915
8/31/2016	$10,477	$10,633	$10,644	$10,931
9/30/2016	$10,528	$10,665	$10,638	$10,933
10/31/2016	$10,320	$10,490	$10,556	$10,733
11/30/2016	$10,559	$10,612	$10,307	$11,131
12/31/2016	$10,748	$10,817	$10,321	$11,351
1/31/2017	$10,950	$11,015	$10,341	$11,566
2/28/2017	$11,200	$11,302	$10,411	$12,025
3/31/2017	$11,274	$11,380	$10,405	$12,039
4/30/2017	$11,410	$11,522	$10,486	$12,163
5/31/2017	$11,524	$11,725	$10,567	$12,334
6/30/2017	$11,621	$11,766	$10,556	$12,411
7/31/2017	$11,845	$11,996	$10,601	$12,666
8/31/2017	$11,871	$12,037	$10,696	$12,705
9/30/2017	$12,099	$12,241	$10,645	$12,967
10/31/2017	$12,288	$12,441	$10,652	$13,270
11/30/2017	$12,505	$12,679	$10,638	$13,677
12/31/2017	$12,631	$12,825	$10,687	$13,829
1/31/2018	$13,115	$13,349	$10,564	$14,621
2/28/2018	$12,646	$12,894	$10,464	$14,082
3/31/2018	$12,526	$12,675	$10,531	$13,724
4/30/2018	$12,563	$12,756	$10,452	$13,777
5/31/2018	$12,672	$12,882	$10,527	$14,108
6/30/2018	$12,632	$12,887	$10,514	$14,195
7/31/2018	$12,953	$13,231	$10,516	$14,724
8/31/2018	$13,117	$13,422	$10,584	$15,203
9/30/2018	$13,120	$13,473	$10,516	$15,290
10/31/2018	$12,281	$12,678	$10,433	$14,245
11/30/2018	$12,456	$12,832	$10,495	$14,535
12/31/2018	$11,711	$12,076	$10,688	$13,223
1/31/2019	$12,510	$12,850	$10,801	$14,282
2/28/2019	$12,790	$13,158	$10,795	$14,741
3/31/2019	$12,942	$13,366	$11,003	$15,027
4/30/2019	$13,318	$13,759	$11,005	$15,636
5/31/2019	$12,668	$13,164	$11,201	$14,642
6/30/2019	$13,375	$13,903	$11,341	$15,674
7/31/2019	$13,414	$13,977	$11,366	$15,899
8/31/2019	$13,217	$13,842	$11,661	$15,648
9/30/2019	$13,436	$14,067	$11,599	$15,940
10/31/2019	$13,713	$14,356	$11,634	$16,286
11/30/2019	$14,029	$14,686	$11,628	$16,877
12/31/2019	$14,397	$15,045	$11,620	$17,386
1/31/2020	$14,283	$15,027	$11,843	$17,379
2/29/2020	$13,406	$14,067	$12,056	$15,949
3/31/2020	$11,799	$12,598	$11,985	$13,979
4/30/2020	$12,959	$13,751	$12,198	$15,771
5/31/2020	$13,522	$14,270	$12,255	$16,522
6/30/2020	$13,815	$14,567	$12,332	$16,850
7/31/2020	$14,440	$15,159	$12,517	$17,801
8/31/2020	$15,152	$15,929	$12,416	$19,080
9/30/2020	$14,758	$15,482	$12,409	$18,355
10/31/2020	$14,504	$15,090	$12,353	$17,867
11/30/2020	$16,024	$16,607	$12,475	$19,823
12/31/2020	$16,670	$17,151	$12,492	$20,585
1/31/2021	$16,602	$16,986	$12,402	$20,377
2/28/2021	$17,010	$17,303	$12,223	$20,939
3/31/2021	$17,356	$17,786	$12,071	$21,856
4/30/2021	$17,964	$18,477	$12,166	$23,022
5/31/2021	$18,167	$18,720	$12,206	$23,183
6/30/2021	$18,385	$18,939	$12,291	$23,724
7/31/2021	$18,442	$19,260	$12,429	$24,288
8/31/2021	$18,788	$19,653	$12,405	$25,026
9/30/2021	$18,168	$18,975	$12,298	$23,863
10/31/2021	$18,924	$19,846	$12,294	$25,534
11/30/2021	$18,470	$19,550	$12,331	$25,357
12/31/2021	$19,060	$20,270	$12,299	$26,494
1/31/2022	$18,186	$19,382	$12,034	$25,123
2/28/2022	$17,831	$18,944	$11,900	$24,371
3/31/2022	$18,037	$19,281	$11,569	$25,276
4/30/2022	$16,723	$17,893	$11,130	$23,071
5/31/2022	$16,792	$17,972	$11,202	$23,114
6/30/2022	$15,532	$16,676	$11,026	$21,206
7/31/2022	$16,630	$17,811	$11,296	$23,161
8/31/2022	$16,029	$17,103	$10,977	$22,217
9/30/2022	$14,706	$15,693	$10,502	$20,170
10/31/2022	$15,581	$16,567	$10,366	$21,804
11/30/2022	$16,567	$17,639	$10,748	$23,022
12/31/2022	$15,879	$17,043	$10,699	$21,696
1/31/2023	$16,946	$18,086	$11,028	$23,059
2/28/2023	$16,502	$17,645	$10,743	$22,496
3/31/2023	$16,738	$18,188	$11,016	$23,322
4/30/2023	$16,889	$18,496	$11,083	$23,686
5/31/2023	$16,679	$18,298	$10,962	$23,789
6/30/2023	$17,455	$19,167	$10,923	$25,361
7/31/2023	$17,923	$19,659	$10,915	$26,176
8/31/2023	$17,526	$19,271	$10,846	$25,759
9/30/2023	$16,870	$18,505	$10,570	$24,531
10/31/2023	$16,426	$18,038	$10,403	$24,015
11/30/2023	$17,689	$19,531	$10,874	$26,208
12/31/2023	$18,576	$20,435	$11,291	$27,399
1/31/2024	$18,592	$20,635	$11,260	$27,859
2/29/2024	$19,232	$21,271	$11,101	$29,347
3/31/2024	$19,766	$21,866	$11,203	$30,291
4/30/2024	$19,034	$21,119	$10,920	$29,054
5/31/2024	$19,752	$21,969	$11,105	$30,494
6/30/2024	$20,012	$22,353	$11,210	$31,589
7/31/2024	$20,509	$22,782	$11,472	$31,973
8/31/2024	$20,948	$23,342	$11,637	$32,749
9/30/2024	$21,311	$23,743	$11,793	$33,448
10/31/2024	$20,917	$23,204	$11,500	$33,145
11/30/2024	$21,864	$24,016	$11,622	$35,090
12/31/2024	$21,157	$23,462	$11,432	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.90%	8.00%	7.78%
Pacific Dynamix Growth Composite Benchmark	14.81%	9.29%	8.90%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 2,079,369,996
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 4,106,855
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$2,079,369,996 # of Portfolio Holdings10 Total Advisory Fees Paid$4,106,855 Portfolio Turnover Rate18%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	18.9%
Affiliated Equity Funds	81.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000211242
Shareholder Report [Line Items]
Fund Name			Pacific Dynamix - Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

Expenses Paid, Amount			$ 19
Expense Ratio, Percent			0.18%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Growth Index Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Growth (Class P)	Pacific Dynamix Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,976	$9,998	$10,053	$9,970
11/30/2019	$10,208	$10,228	$10,048	$10,332
12/31/2019	$10,477	$10,477	$10,041	$10,644
1/31/2020	$10,396	$10,465	$10,234	$10,640
2/29/2020	$9,760	$9,796	$10,419	$9,764
3/31/2020	$8,591	$8,774	$10,357	$8,558
4/30/2020	$9,437	$9,576	$10,542	$9,655
5/31/2020	$9,849	$9,938	$10,591	$10,115
6/30/2020	$10,064	$10,144	$10,657	$10,316
7/31/2020	$10,521	$10,557	$10,816	$10,898
8/31/2020	$11,042	$11,093	$10,729	$11,681
9/30/2020	$10,757	$10,782	$10,723	$11,237
10/31/2020	$10,573	$10,509	$10,675	$10,939
11/30/2020	$11,683	$11,565	$10,780	$12,136
12/31/2020	$12,156	$11,944	$10,795	$12,603
1/31/2021	$12,109	$11,829	$10,718	$12,475
2/28/2021	$12,408	$12,050	$10,563	$12,819
3/31/2021	$12,663	$12,387	$10,431	$13,381
4/30/2021	$13,108	$12,867	$10,513	$14,095
5/31/2021	$13,258	$13,037	$10,548	$14,193
6/30/2021	$13,420	$13,189	$10,622	$14,525
7/31/2021	$13,464	$13,413	$10,741	$14,870
8/31/2021	$13,719	$13,686	$10,720	$15,322
9/30/2021	$13,269	$13,214	$10,627	$14,609
10/31/2021	$13,823	$13,821	$10,624	$15,633
11/30/2021	$13,493	$13,615	$10,656	$15,524
12/31/2021	$13,927	$14,116	$10,629	$16,220
1/31/2022	$13,291	$13,498	$10,400	$15,381
2/28/2022	$13,033	$13,193	$10,284	$14,920
3/31/2022	$13,186	$13,427	$9,998	$15,474
4/30/2022	$12,228	$12,461	$9,618	$14,125
5/31/2022	$12,280	$12,515	$9,680	$14,151
6/30/2022	$11,361	$11,614	$9,529	$12,983
7/31/2022	$12,166	$12,404	$9,761	$14,180
8/31/2022	$11,728	$11,910	$9,486	$13,602
9/30/2022	$10,762	$10,929	$9,076	$12,349
10/31/2022	$11,404	$11,537	$8,958	$13,349
11/30/2022	$12,128	$12,284	$9,288	$14,095
12/31/2022	$11,626	$11,869	$9,246	$13,283
1/31/2023	$12,410	$12,595	$9,530	$14,117
2/28/2023	$12,086	$12,288	$9,284	$13,773
3/31/2023	$12,261	$12,666	$9,520	$14,278
4/30/2023	$12,374	$12,880	$9,577	$14,501
5/31/2023	$12,222	$12,743	$9,473	$14,564
6/30/2023	$12,793	$13,348	$9,439	$15,527
7/31/2023	$13,138	$13,690	$9,433	$16,025
8/31/2023	$12,849	$13,420	$9,372	$15,770
9/30/2023	$12,371	$12,887	$9,134	$15,018
10/31/2023	$12,047	$12,562	$8,990	$14,703
11/30/2023	$12,975	$13,601	$9,397	$16,045
12/31/2023	$13,628	$14,231	$9,757	$16,774
1/31/2024	$13,642	$14,370	$9,730	$17,056
2/29/2024	$14,114	$14,813	$9,593	$17,967
3/31/2024	$14,509	$15,227	$9,681	$18,545
4/30/2024	$13,973	$14,708	$9,437	$17,788
5/31/2024	$14,503	$15,299	$9,597	$18,670
6/30/2024	$14,696	$15,567	$9,688	$19,339
7/31/2024	$15,064	$15,866	$9,914	$19,575
8/31/2024	$15,389	$16,255	$10,056	$20,050
9/30/2024	$15,658	$16,535	$10,191	$20,478
10/31/2024	$15,371	$16,159	$9,938	$20,292
11/30/2024	$16,070	$16,725	$10,043	$21,483
12/31/2024	$15,553	$16,339	$9,879	$20,971

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	14.12%	8.22%	8.91%
Pacific Dynamix Growth Composite Benchmark	14.81%	9.29%	9.96%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

Performance Inception Date			Oct. 31, 2019
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 2,079,369,996
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 4,106,855
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$2,079,369,996 # of Portfolio Holdings10 Total Advisory Fees Paid$4,106,855 Portfolio Turnover Rate18%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	18.9%
Affiliated Equity Funds	81.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000248882
Shareholder Report [Line Items]
Fund Name			Pacific Dynamix - Aggressive Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of April 30, 2024 (Fund Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.39%

Expenses Paid, Amount			$ 28
Expense Ratio, Percent			0.39%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund commenced operations on April 30, 2024. As such, the following performance is for the period of April 30, 2024 through December 31, 2024.

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Growth Index Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Aggressive Growth (Class I)	Bloomberg US Aggregate Bond Index	Pacific Dynamix - Aggressive Growth Composite Benchmark	S&P 500® Index
4/30/2024	$10,000	$10,000	$10,000	$10,000
4/30/2024	$10,000	$9,962	$10,000	$9,843
5/31/2024	$10,421	$10,131	$10,308	$10,331
6/30/2024	$10,550	$10,227	$10,611	$10,702
7/31/2024	$10,823	$10,465	$10,766	$10,832
8/31/2024	$11,070	$10,616	$11,023	$11,095
9/30/2024	$11,264	$10,758	$11,241	$11,332
10/31/2024	$11,044	$10,491	$11,091	$11,229
11/30/2024	$11,590	$10,602	$11,653	$11,888
12/31/2024	$11,169	$10,429	$11,377	$11,605

Average Annual Return [Table Text Block]
Fund	Since Inception April 30, 2024
Class I	11.69%
Bloomberg US Aggregate Bond Index	4.29%
S&P 500® Index	16.05%
Pacific Dynamix - Aggressive Growth Composite Benchmark	13.77%

Performance Inception Date			Apr. 30, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 6,364,277
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 5,871
InvestmentCompanyPortfolioTurnover			81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$6,364,277 # of Portfolio Holdings10 Total Advisory Fees Paid$5,871 Portfolio Turnover Rate81%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Affiliated Fixed Income Funds	3.6%
Affiliated Equity Funds	96.7%

Material Fund Change [Text Block]
C000248883
Shareholder Report [Line Items]
Fund Name			Pacific Dynamix - Aggressive Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of April 30, 2024 (Fund Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.19%

Expenses Paid, Amount			$ 13
Expense Ratio, Percent			0.19%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund commenced operations on April 30, 2024. As such, the following performance is for the period of April 30, 2024 through December 31, 2024.

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Growth Index Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Aggressive Growth (Class P)	Bloomberg US Aggregate Bond Index	Pacific Dynamix - Aggressive Growth Composite Benchmark	S&P 500® Index
4/30/2024	$10,000	$10,000	$10,000	$10,000
4/30/2024	$10,000	$9,962	$10,000	$9,843
5/31/2024	$10,422	$10,131	$10,308	$10,331
6/30/2024	$10,555	$10,227	$10,611	$10,702
7/31/2024	$10,831	$10,465	$10,766	$10,832
8/31/2024	$11,079	$10,616	$11,023	$11,095
9/30/2024	$11,276	$10,758	$11,241	$11,332
10/31/2024	$11,058	$10,491	$11,091	$11,229
11/30/2024	$11,606	$10,602	$11,653	$11,888
12/31/2024	$11,187	$10,429	$11,377	$11,605

Average Annual Return [Table Text Block]
Fund	Since Inception April 30, 2024
Class P	11.87%
Bloomberg US Aggregate Bond Index	4.29%
S&P 500® Index	16.05%
Pacific Dynamix - Aggressive Growth Composite Benchmark	13.77%

Performance Inception Date			Apr. 30, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 6,364,277
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 5,871
InvestmentCompanyPortfolioTurnover			81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$6,364,277 # of Portfolio Holdings10 Total Advisory Fees Paid$5,871 Portfolio Turnover Rate81%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Affiliated Fixed Income Funds	3.6%
Affiliated Equity Funds	96.7%

Material Fund Change [Text Block]
C000098939
Shareholder Report [Line Items]
Fund Name			Portfolio Optimization Conservative Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.33%

Expenses Paid, Amount			$ 34
Expense Ratio, Percent			0.33%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Small-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Conservative (Class I)	Portfolio Optimization Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,058	$10,094	$10,210	$9,700
2/28/2015	$10,204	$10,149	$10,114	$10,257
3/31/2015	$10,170	$10,148	$10,161	$10,095
4/30/2015	$10,239	$10,160	$10,124	$10,192
5/31/2015	$10,250	$10,161	$10,100	$10,323
6/30/2015	$10,122	$10,045	$9,990	$10,123
7/31/2015	$10,199	$10,132	$10,059	$10,335
8/31/2015	$9,996	$9,994	$10,045	$9,712
9/30/2015	$9,888	$9,976	$10,113	$9,471
10/31/2015	$10,124	$10,142	$10,114	$10,270
11/30/2015	$10,111	$10,121	$10,088	$10,301
12/31/2015	$9,997	$10,070	$10,055	$10,138
1/31/2016	$9,872	$10,048	$10,193	$9,635
2/29/2016	$9,864	$10,084	$10,266	$9,622
3/31/2016	$10,137	$10,280	$10,360	$10,275
4/30/2016	$10,251	$10,327	$10,400	$10,315
5/31/2016	$10,256	$10,352	$10,402	$10,500
6/30/2016	$10,358	$10,460	$10,589	$10,527
7/31/2016	$10,509	$10,588	$10,656	$10,915
8/31/2016	$10,558	$10,583	$10,644	$10,931
9/30/2016	$10,592	$10,586	$10,638	$10,933
10/31/2016	$10,544	$10,494	$10,556	$10,733
11/30/2016	$10,477	$10,381	$10,307	$11,131
12/31/2016	$10,579	$10,440	$10,321	$11,351
1/31/2017	$10,676	$10,499	$10,341	$11,566
2/28/2017	$10,800	$10,615	$10,411	$12,025
3/31/2017	$10,842	$10,628	$10,405	$12,039
4/30/2017	$10,923	$10,713	$10,486	$12,163
5/31/2017	$10,992	$10,809	$10,567	$12,334
6/30/2017	$11,022	$10,813	$10,556	$12,411
7/31/2017	$11,115	$10,893	$10,601	$12,666
8/31/2017	$11,174	$10,963	$10,696	$12,705
9/30/2017	$11,223	$10,978	$10,645	$12,967
10/31/2017	$11,264	$11,031	$10,652	$13,270
11/30/2017	$11,311	$11,079	$10,638	$13,677
12/31/2017	$11,360	$11,142	$10,687	$13,829
1/31/2018	$11,452	$11,184	$10,564	$14,621
2/28/2018	$11,302	$11,029	$10,464	$14,082
3/31/2018	$11,301	$11,026	$10,531	$13,724
4/30/2018	$11,248	$10,994	$10,452	$13,777
5/31/2018	$11,234	$11,074	$10,527	$14,108
6/30/2018	$11,192	$11,072	$10,514	$14,195
7/31/2018	$11,307	$11,152	$10,516	$14,724
8/31/2018	$11,300	$11,245	$10,584	$15,203
9/30/2018	$11,302	$11,215	$10,516	$15,290
10/31/2018	$11,028	$11,001	$10,433	$14,245
11/30/2018	$11,052	$11,080	$10,495	$14,535
12/31/2018	$10,976	$11,038	$10,688	$13,223
1/31/2019	$11,329	$11,287	$10,801	$14,282
2/28/2019	$11,417	$11,354	$10,795	$14,741
3/31/2019	$11,552	$11,536	$11,003	$15,027
4/30/2019	$11,657	$11,628	$11,005	$15,636
5/31/2019	$11,639	$11,627	$11,201	$14,642
6/30/2019	$11,915	$11,883	$11,341	$15,674
7/31/2019	$11,932	$11,922	$11,366	$15,899
8/31/2019	$12,039	$12,082	$11,661	$15,648
9/30/2019	$12,067	$12,095	$11,599	$15,940
10/31/2019	$12,149	$12,183	$11,634	$16,286
11/30/2019	$12,184	$12,254	$11,628	$16,877
12/31/2019	$12,315	$12,327	$11,620	$17,386
1/31/2020	$12,415	$12,470	$11,843	$17,379
2/29/2020	$12,291	$12,408	$12,056	$15,949
3/31/2020	$11,436	$12,054	$11,985	$13,979
4/30/2020	$11,923	$12,464	$12,198	$15,771
5/31/2020	$12,204	$12,618	$12,255	$16,522
6/30/2020	$12,381	$12,729	$12,332	$16,850
7/31/2020	$12,696	$12,975	$12,517	$17,801
8/31/2020	$12,815	$13,080	$12,416	$19,080
9/30/2020	$12,714	$12,984	$12,409	$18,355
10/31/2020	$12,640	$12,869	$12,353	$17,867
11/30/2020	$13,114	$13,263	$12,475	$19,823
12/31/2020	$13,286	$13,382	$12,492	$20,585
1/31/2021	$13,187	$13,292	$12,402	$20,377
2/28/2021	$13,140	$13,238	$12,223	$20,939
3/31/2021	$13,088	$13,233	$12,071	$21,856
4/30/2021	$13,309	$13,426	$12,166	$23,022
5/31/2021	$13,405	$13,491	$12,206	$23,183
6/30/2021	$13,489	$13,592	$12,291	$23,724
7/31/2021	$13,584	$13,745	$12,429	$24,288
8/31/2021	$13,645	$13,802	$12,405	$25,026
9/30/2021	$13,468	$13,609	$12,298	$23,863
10/31/2021	$13,564	$13,766	$12,294	$25,534
11/30/2021	$13,464	$13,746	$12,331	$25,357
12/31/2021	$13,578	$13,851	$12,299	$26,494
1/31/2022	$13,236	$13,516	$12,034	$25,123
2/28/2022	$13,016	$13,345	$11,900	$24,371
3/31/2022	$12,766	$13,184	$11,569	$25,276
4/30/2022	$12,217	$12,644	$11,130	$23,071
5/31/2022	$12,248	$12,706	$11,202	$23,114
6/30/2022	$11,779	$12,361	$11,026	$21,206
7/31/2022	$12,203	$12,760	$11,296	$23,161
8/31/2022	$11,911	$12,420	$10,977	$22,217
9/30/2022	$11,306	$11,846	$10,502	$20,170
10/31/2022	$11,389	$11,925	$10,366	$21,804
11/30/2022	$11,846	$12,383	$10,748	$23,022
12/31/2022	$11,723	$12,247	$10,699	$21,696
1/31/2023	$12,180	$12,663	$11,028	$23,059
2/28/2023	$11,917	$12,396	$10,743	$22,496
3/31/2023	$12,148	$12,693	$11,016	$23,322
4/30/2023	$12,236	$12,796	$11,083	$23,686
5/31/2023	$12,100	$12,695	$10,962	$23,789
6/30/2023	$12,299	$12,829	$10,923	$25,361
7/31/2023	$12,423	$12,913	$10,915	$26,176
8/31/2023	$12,280	$12,813	$10,846	$25,759
9/30/2023	$11,932	$12,496	$10,570	$24,531
10/31/2023	$11,720	$12,312	$10,403	$24,015
11/30/2023	$12,324	$12,908	$10,874	$26,208
12/31/2023	$12,804	$13,361	$11,291	$27,399
1/31/2024	$12,836	$13,383	$11,260	$27,859
2/29/2024	$12,928	$13,388	$11,101	$29,347
3/31/2024	$13,138	$13,564	$11,203	$30,291
4/30/2024	$12,778	$13,249	$10,920	$29,054
5/31/2024	$13,045	$13,529	$11,105	$30,494
6/30/2024	$13,183	$13,682	$11,210	$31,589
7/31/2024	$13,476	$13,944	$11,472	$31,973
8/31/2024	$13,693	$14,158	$11,637	$32,749
9/30/2024	$13,885	$14,342	$11,793	$33,448
10/31/2024	$13,625	$14,061	$11,500	$33,145
11/30/2024	$13,939	$14,285	$11,622	$35,090
12/31/2024	$13,620	$14,075	$11,432	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.38%	2.04%	3.14%
Portfolio Optimization Conservative Composite Benchmark	5.34%	2.69%	3.48%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 971,166,751
Holdings Count | Holding			33
Advisory Fees Paid, Amount			$ 1,024,288
InvestmentCompanyPortfolioTurnover			35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$971,166,751 # of Portfolio Holdings33 Total Advisory Fees Paid$1,024,288 Portfolio Turnover Rate35%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	28.8%
Affiliated Fixed Income Funds	71.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000211243
Shareholder Report [Line Items]
Fund Name			Portfolio Optimization Conservative Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.12%

Expenses Paid, Amount			$ 12
Expense Ratio, Percent			0.12%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Small-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Conservative (Class P)	Portfolio Optimization Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,021	$10,031	$10,053	$9,970
11/30/2019	$10,051	$10,090	$10,048	$10,332
12/31/2019	$10,161	$10,150	$10,041	$10,644
1/31/2020	$10,245	$10,268	$10,234	$10,640
2/29/2020	$10,145	$10,217	$10,419	$9,764
3/31/2020	$9,440	$9,925	$10,357	$8,558
4/30/2020	$9,845	$10,263	$10,542	$9,655
5/31/2020	$10,078	$10,389	$10,591	$10,115
6/30/2020	$10,226	$10,481	$10,657	$10,316
7/31/2020	$10,488	$10,684	$10,816	$10,898
8/31/2020	$10,588	$10,770	$10,729	$11,681
9/30/2020	$10,506	$10,691	$10,723	$11,237
10/31/2020	$10,447	$10,597	$10,675	$10,939
11/30/2020	$10,840	$10,920	$10,780	$12,136
12/31/2020	$10,984	$11,019	$10,795	$12,603
1/31/2021	$10,905	$10,945	$10,718	$12,475
2/28/2021	$10,868	$10,900	$10,563	$12,819
3/31/2021	$10,826	$10,896	$10,431	$13,381
4/30/2021	$11,011	$11,055	$10,513	$14,095
5/31/2021	$11,092	$11,108	$10,548	$14,193
6/30/2021	$11,164	$11,192	$10,622	$14,525
7/31/2021	$11,244	$11,317	$10,741	$14,870
8/31/2021	$11,297	$11,365	$10,720	$15,322
9/30/2021	$11,152	$11,205	$10,627	$14,609
10/31/2021	$11,234	$11,335	$10,624	$15,633
11/30/2021	$11,153	$11,318	$10,656	$15,524
12/31/2021	$11,249	$11,405	$10,629	$16,220
1/31/2022	$10,967	$11,129	$10,400	$15,381
2/28/2022	$10,787	$10,989	$10,284	$14,920
3/31/2022	$10,581	$10,855	$9,998	$15,474
4/30/2022	$10,128	$10,411	$9,618	$14,125
5/31/2022	$10,155	$10,462	$9,680	$14,151
6/30/2022	$9,769	$10,178	$9,529	$12,983
7/31/2022	$10,121	$10,506	$9,761	$14,180
8/31/2022	$9,881	$10,227	$9,486	$13,602
9/30/2022	$9,381	$9,754	$9,076	$12,349
10/31/2022	$9,451	$9,819	$8,958	$13,349
11/30/2022	$9,832	$10,196	$9,288	$14,095
12/31/2022	$9,731	$10,084	$9,246	$13,283
1/31/2023	$10,113	$10,426	$9,530	$14,117
2/28/2023	$9,896	$10,207	$9,284	$13,773
3/31/2023	$10,090	$10,451	$9,520	$14,278
4/30/2023	$10,164	$10,537	$9,577	$14,501
5/31/2023	$10,053	$10,453	$9,473	$14,564
6/30/2023	$10,220	$10,563	$9,439	$15,527
7/31/2023	$10,325	$10,633	$9,433	$16,025
8/31/2023	$10,208	$10,550	$9,372	$15,770
9/30/2023	$9,921	$10,289	$9,134	$15,018
10/31/2023	$9,746	$10,137	$8,990	$14,703
11/30/2023	$10,249	$10,629	$9,397	$16,045
12/31/2023	$10,651	$11,001	$9,757	$16,774
1/31/2024	$10,679	$11,019	$9,730	$17,056
2/29/2024	$10,758	$11,023	$9,593	$17,967
3/31/2024	$10,934	$11,168	$9,681	$18,545
4/30/2024	$10,636	$10,909	$9,437	$17,788
5/31/2024	$10,860	$11,140	$9,597	$18,670
6/30/2024	$10,977	$11,266	$9,688	$19,339
7/31/2024	$11,223	$11,482	$9,914	$19,575
8/31/2024	$11,406	$11,658	$10,056	$20,050
9/30/2024	$11,567	$11,809	$10,191	$20,478
10/31/2024	$11,352	$11,578	$9,938	$20,292
11/30/2024	$11,617	$11,762	$10,043	$21,483
12/31/2024	$11,353	$11,589	$9,879	$20,971

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	6.59%	2.24%	2.48%
Portfolio Optimization Conservative Composite Benchmark	5.34%	2.69%	2.89%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

Performance Inception Date			Oct. 31, 2019
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 971,166,751
Holdings Count | Holding			33
Advisory Fees Paid, Amount			$ 1,024,288
InvestmentCompanyPortfolioTurnover			35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$971,166,751 # of Portfolio Holdings33 Total Advisory Fees Paid$1,024,288 Portfolio Turnover Rate35%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	28.8%
Affiliated Fixed Income Funds	71.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098940
Shareholder Report [Line Items]
Fund Name			Portfolio Optimization Moderate-Conservative Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.32%

Expenses Paid, Amount			$ 33
Expense Ratio, Percent			0.32%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Emerging Markets Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Moderate-Conservative (Class I)	Portfolio Optimization Moderate-Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,983	$10,020	$10,210	$9,700
2/28/2015	$10,220	$10,205	$10,114	$10,257
3/31/2015	$10,185	$10,165	$10,161	$10,095
4/30/2015	$10,247	$10,218	$10,124	$10,192
5/31/2015	$10,289	$10,239	$10,100	$10,323
6/30/2015	$10,158	$10,095	$9,990	$10,123
7/31/2015	$10,237	$10,215	$10,059	$10,335
8/31/2015	$9,931	$9,947	$10,045	$9,712
9/30/2015	$9,768	$9,857	$10,113	$9,471
10/31/2015	$10,096	$10,184	$10,114	$10,270
11/30/2015	$10,102	$10,164	$10,088	$10,301
12/31/2015	$9,959	$10,086	$10,055	$10,138
1/31/2016	$9,713	$9,932	$10,193	$9,635
2/29/2016	$9,689	$9,946	$10,266	$9,622
3/31/2016	$10,048	$10,259	$10,360	$10,275
4/30/2016	$10,155	$10,320	$10,400	$10,315
5/31/2016	$10,197	$10,368	$10,402	$10,500
6/30/2016	$10,253	$10,435	$10,589	$10,527
7/31/2016	$10,466	$10,636	$10,656	$10,915
8/31/2016	$10,528	$10,636	$10,644	$10,931
9/30/2016	$10,575	$10,647	$10,638	$10,933
10/31/2016	$10,499	$10,526	$10,556	$10,733
11/30/2016	$10,517	$10,498	$10,307	$11,131
12/31/2016	$10,635	$10,604	$10,321	$11,351
1/31/2017	$10,768	$10,706	$10,341	$11,566
2/28/2017	$10,939	$10,885	$10,411	$12,025
3/31/2017	$10,998	$10,916	$10,405	$12,039
4/30/2017	$11,101	$11,021	$10,486	$12,163
5/31/2017	$11,191	$11,151	$10,567	$12,334
6/30/2017	$11,244	$11,165	$10,556	$12,411
7/31/2017	$11,380	$11,291	$10,601	$12,666
8/31/2017	$11,427	$11,352	$10,696	$12,705
9/30/2017	$11,536	$11,425	$10,645	$12,967
10/31/2017	$11,620	$11,527	$10,652	$13,270
11/30/2017	$11,716	$11,638	$10,638	$13,677
12/31/2017	$11,782	$11,724	$10,687	$13,829
1/31/2018	$12,000	$11,918	$10,564	$14,621
2/28/2018	$11,765	$11,677	$10,464	$14,082
3/31/2018	$11,736	$11,606	$10,531	$13,724
4/30/2018	$11,698	$11,604	$10,452	$13,777
5/31/2018	$11,701	$11,705	$10,527	$14,108
6/30/2018	$11,653	$11,707	$10,514	$14,195
7/31/2018	$11,817	$11,870	$10,516	$14,724
8/31/2018	$11,830	$12,003	$10,584	$15,203
9/30/2018	$11,831	$11,997	$10,516	$15,290
10/31/2018	$11,375	$11,611	$10,433	$14,245
11/30/2018	$11,437	$11,717	$10,495	$14,535
12/31/2018	$11,195	$11,453	$10,688	$13,223
1/31/2019	$11,676	$11,866	$10,801	$14,282
2/28/2019	$11,828	$12,010	$10,795	$14,741
3/31/2019	$11,955	$12,205	$11,003	$15,027
4/30/2019	$12,141	$12,392	$11,005	$15,636
5/31/2019	$11,966	$12,209	$11,201	$14,642
6/30/2019	$12,360	$12,618	$11,341	$15,674
7/31/2019	$12,375	$12,673	$11,366	$15,899
8/31/2019	$12,398	$12,747	$11,661	$15,648
9/30/2019	$12,471	$12,823	$11,599	$15,940
10/31/2019	$12,596	$12,974	$11,634	$16,286
11/30/2019	$12,699	$13,129	$11,628	$16,877
12/31/2019	$12,905	$13,287	$11,620	$17,386
1/31/2020	$12,926	$13,388	$11,843	$17,379
2/29/2020	$12,592	$13,059	$12,056	$15,949
3/31/2020	$11,479	$12,366	$11,985	$13,979
4/30/2020	$12,147	$13,031	$12,198	$15,771
5/31/2020	$12,540	$13,305	$12,255	$16,522
6/30/2020	$12,754	$13,471	$12,332	$16,850
7/31/2020	$13,167	$13,831	$12,517	$17,801
8/31/2020	$13,426	$14,145	$12,416	$19,080
9/30/2020	$13,239	$13,943	$12,409	$18,355
10/31/2020	$13,133	$13,745	$12,353	$17,867
11/30/2020	$13,899	$14,478	$12,475	$19,823
12/31/2020	$14,192	$14,722	$12,492	$20,585
1/31/2021	$14,073	$14,609	$12,402	$20,377
2/28/2021	$14,168	$14,657	$12,223	$20,939
3/31/2021	$14,243	$14,792	$12,071	$21,856
4/30/2021	$14,585	$15,132	$12,166	$23,022
5/31/2021	$14,726	$15,238	$12,206	$23,183
6/30/2021	$14,830	$15,381	$12,291	$23,724
7/31/2021	$14,951	$15,588	$12,429	$24,288
8/31/2021	$15,077	$15,743	$12,405	$25,026
9/30/2021	$14,798	$15,410	$12,298	$23,863
10/31/2021	$15,036	$15,769	$12,294	$25,534
11/30/2021	$14,845	$15,686	$12,331	$25,357
12/31/2021	$15,083	$15,958	$12,299	$26,494
1/31/2022	$14,600	$15,461	$12,034	$25,123
2/28/2022	$14,316	$15,209	$11,900	$24,371
3/31/2022	$14,124	$15,177	$11,569	$25,276
4/30/2022	$13,399	$14,394	$11,130	$23,071
5/31/2022	$13,441	$14,460	$11,202	$23,114
6/30/2022	$12,781	$13,855	$11,026	$21,206
7/31/2022	$13,349	$14,477	$11,296	$23,161
8/31/2022	$12,968	$14,029	$10,977	$22,217
9/30/2022	$12,184	$13,211	$10,502	$20,170
10/31/2022	$12,434	$13,519	$10,366	$21,804
11/30/2022	$13,059	$14,151	$10,748	$23,022
12/31/2022	$12,835	$13,881	$10,699	$21,696
1/31/2023	$13,448	$14,472	$11,028	$23,059
2/28/2023	$13,133	$14,154	$10,743	$22,496
3/31/2023	$13,351	$14,531	$11,016	$23,322
4/30/2023	$13,463	$14,688	$11,083	$23,686
5/31/2023	$13,293	$14,571	$10,962	$23,789
6/30/2023	$13,615	$14,907	$10,923	$25,361
7/31/2023	$13,812	$15,100	$10,915	$26,176
8/31/2023	$13,612	$14,928	$10,846	$25,759
9/30/2023	$13,173	$14,481	$10,570	$24,531
10/31/2023	$12,920	$14,223	$10,403	$24,015
11/30/2023	$13,683	$15,073	$10,874	$26,208
12/31/2023	$14,254	$15,654	$11,291	$27,399
1/31/2024	$14,302	$15,727	$11,260	$27,859
2/29/2024	$14,527	$15,904	$11,101	$29,347
3/31/2024	$14,819	$16,190	$11,203	$30,291
4/30/2024	$14,357	$15,753	$10,920	$29,054
5/31/2024	$14,731	$16,189	$11,105	$30,494
6/30/2024	$14,901	$16,420	$11,210	$31,589
7/31/2024	$15,238	$16,728	$11,472	$31,973
8/31/2024	$15,523	$17,032	$11,637	$32,749
9/30/2024	$15,748	$17,278	$11,793	$33,448
10/31/2024	$15,447	$16,930	$11,500	$33,145
11/30/2024	$15,878	$17,314	$11,622	$35,090
12/31/2024	$15,453	$17,016	$11,432	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.41%	3.67%	4.45%
Portfolio Optimization Moderate-Conservative Composite Benchmark	8.70%	5.07%	5.46%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,448,296,578
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 1,526,818
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,448,296,578 # of Portfolio Holdings35 Total Advisory Fees Paid$1,526,818 Portfolio Turnover Rate36%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.3%
Affiliated Fixed Income Funds	54.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000211244
Shareholder Report [Line Items]
Fund Name			Portfolio Optimization Moderate-Conservative Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

Expenses Paid, Amount			$ 13
Expense Ratio, Percent			0.12%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Emerging Markets Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Moderate-Conservative (Class P)	Portfolio Optimization Moderate-Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,007	$10,020	$10,053	$9,970
11/30/2019	$10,090	$10,139	$10,048	$10,332
12/31/2019	$10,256	$10,261	$10,041	$10,644
1/31/2020	$10,274	$10,339	$10,234	$10,640
2/29/2020	$10,010	$10,085	$10,419	$9,764
3/31/2020	$9,127	$9,550	$10,357	$8,558
4/30/2020	$9,660	$10,064	$10,542	$9,655
5/31/2020	$9,974	$10,275	$10,591	$10,115
6/30/2020	$10,146	$10,403	$10,657	$10,316
7/31/2020	$10,476	$10,682	$10,816	$10,898
8/31/2020	$10,684	$10,924	$10,729	$11,681
9/30/2020	$10,537	$10,768	$10,723	$11,237
10/31/2020	$10,454	$10,615	$10,675	$10,939
11/30/2020	$11,066	$11,181	$10,780	$12,136
12/31/2020	$11,301	$11,369	$10,795	$12,603
1/31/2021	$11,208	$11,282	$10,718	$12,475
2/28/2021	$11,285	$11,319	$10,563	$12,819
3/31/2021	$11,347	$11,424	$10,431	$13,381
4/30/2021	$11,622	$11,686	$10,513	$14,095
5/31/2021	$11,736	$11,768	$10,548	$14,193
6/30/2021	$11,821	$11,878	$10,622	$14,525
7/31/2021	$11,919	$12,038	$10,741	$14,870
8/31/2021	$12,022	$12,158	$10,720	$15,322
9/30/2021	$11,801	$11,900	$10,627	$14,609
10/31/2021	$11,993	$12,178	$10,624	$15,633
11/30/2021	$11,843	$12,114	$10,656	$15,524
12/31/2021	$12,035	$12,324	$10,629	$16,220
1/31/2022	$11,651	$11,940	$10,400	$15,381
2/28/2022	$11,426	$11,745	$10,284	$14,920
3/31/2022	$11,275	$11,721	$9,998	$15,474
4/30/2022	$10,698	$11,116	$9,618	$14,125
5/31/2022	$10,733	$11,167	$9,680	$14,151
6/30/2022	$10,209	$10,700	$9,529	$12,983
7/31/2022	$10,664	$11,180	$9,761	$14,180
8/31/2022	$10,361	$10,834	$9,486	$13,602
9/30/2022	$9,736	$10,202	$9,076	$12,349
10/31/2022	$9,937	$10,440	$8,958	$13,349
11/30/2022	$10,439	$10,928	$9,288	$14,095
12/31/2022	$10,262	$10,720	$9,246	$13,283
1/31/2023	$10,754	$11,177	$9,530	$14,117
2/28/2023	$10,503	$10,931	$9,284	$13,773
3/31/2023	$10,680	$11,222	$9,520	$14,278
4/30/2023	$10,771	$11,343	$9,577	$14,501
5/31/2023	$10,637	$11,253	$9,473	$14,564
6/30/2023	$10,896	$11,512	$9,439	$15,527
7/31/2023	$11,056	$11,661	$9,433	$16,025
8/31/2023	$10,897	$11,529	$9,372	$15,770
9/30/2023	$10,548	$11,183	$9,134	$15,018
10/31/2023	$10,347	$10,984	$8,990	$14,703
11/30/2023	$10,960	$11,641	$9,397	$16,045
12/31/2023	$11,419	$12,089	$9,757	$16,774
1/31/2024	$11,459	$12,146	$9,730	$17,056
2/29/2024	$11,641	$12,282	$9,593	$17,967
3/31/2024	$11,878	$12,503	$9,681	$18,545
4/30/2024	$11,509	$12,165	$9,437	$17,788
5/31/2024	$11,811	$12,502	$9,597	$18,670
6/30/2024	$11,949	$12,681	$9,688	$19,339
7/31/2024	$12,221	$12,918	$9,914	$19,575
8/31/2024	$12,452	$13,153	$10,056	$20,050
9/30/2024	$12,635	$13,343	$10,191	$20,478
10/31/2024	$12,395	$13,074	$9,938	$20,292
11/30/2024	$12,744	$13,371	$10,043	$21,483
12/31/2024	$12,405	$13,141	$9,879	$20,971

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	8.63%	3.88%	4.25%
Portfolio Optimization Moderate-Conservative Composite Benchmark	8.70%	5.07%	5.42%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

Performance Inception Date			Oct. 31, 2019
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,448,296,578
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 1,526,818
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,448,296,578 # of Portfolio Holdings35 Total Advisory Fees Paid$1,526,818 Portfolio Turnover Rate36%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.3%
Affiliated Fixed Income Funds	54.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098941
Shareholder Report [Line Items]
Fund Name			Portfolio Optimization Moderate Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

Expenses Paid, Amount			$ 34
Expense Ratio, Percent			0.32%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The Value Advantage Portfolio outperformed its benchmark and contributed to performance.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Emerging Markets Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Moderate (Class I)	Portfolio Optimization Moderate Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,939	$9,965	$10,210	$9,700
2/28/2015	$10,256	$10,249	$10,114	$10,257
3/31/2015	$10,201	$10,178	$10,161	$10,095
4/30/2015	$10,274	$10,266	$10,124	$10,192
5/31/2015	$10,336	$10,302	$10,100	$10,323
6/30/2015	$10,190	$10,137	$9,990	$10,123
7/31/2015	$10,282	$10,279	$10,059	$10,335
8/31/2015	$9,886	$9,912	$10,045	$9,712
9/30/2015	$9,707	$9,764	$10,113	$9,471
10/31/2015	$10,108	$10,208	$10,114	$10,270
11/30/2015	$10,115	$10,186	$10,088	$10,301
12/31/2015	$9,964	$10,090	$10,055	$10,138
1/31/2016	$9,642	$9,831	$10,193	$9,635
2/29/2016	$9,606	$9,825	$10,266	$9,622
3/31/2016	$10,037	$10,221	$10,360	$10,275
4/30/2016	$10,139	$10,296	$10,400	$10,315
5/31/2016	$10,209	$10,357	$10,402	$10,500
6/30/2016	$10,239	$10,385	$10,589	$10,527
7/31/2016	$10,506	$10,642	$10,656	$10,915
8/31/2016	$10,578	$10,644	$10,644	$10,931
9/30/2016	$10,632	$10,663	$10,638	$10,933
10/31/2016	$10,522	$10,522	$10,556	$10,733
11/30/2016	$10,626	$10,555	$10,307	$11,131
12/31/2016	$10,769	$10,698	$10,321	$11,351
1/31/2017	$10,930	$10,834	$10,341	$11,566
2/28/2017	$11,134	$11,057	$10,411	$12,025
3/31/2017	$11,206	$11,106	$10,405	$12,039
4/30/2017	$11,325	$11,226	$10,486	$12,163
5/31/2017	$11,420	$11,383	$10,567	$12,334
6/30/2017	$11,492	$11,405	$10,556	$12,411
7/31/2017	$11,663	$11,567	$10,601	$12,666
8/31/2017	$11,690	$11,620	$10,696	$12,705
9/30/2017	$11,857	$11,740	$10,645	$12,967
10/31/2017	$11,975	$11,879	$10,652	$13,270
11/30/2017	$12,112	$12,039	$10,638	$13,677
12/31/2017	$12,193	$12,143	$10,687	$13,829
1/31/2018	$12,514	$12,462	$10,564	$14,621
2/28/2018	$12,198	$12,151	$10,464	$14,082
3/31/2018	$12,136	$12,025	$10,531	$13,724
4/30/2018	$12,126	$12,053	$10,452	$13,777
5/31/2018	$12,152	$12,161	$10,527	$14,108
6/30/2018	$12,102	$12,165	$10,514	$14,195
7/31/2018	$12,302	$12,394	$10,516	$14,724
8/31/2018	$12,339	$12,551	$10,584	$15,203
9/30/2018	$12,342	$12,567	$10,516	$15,290
10/31/2018	$11,725	$12,039	$10,433	$14,245
11/30/2018	$11,820	$12,163	$10,495	$14,535
12/31/2018	$11,394	$11,720	$10,688	$13,223
1/31/2019	$12,008	$12,259	$10,801	$14,282
2/28/2019	$12,226	$12,462	$10,795	$14,741
3/31/2019	$12,352	$12,662	$11,003	$15,027
4/30/2019	$12,608	$12,923	$11,005	$15,636
5/31/2019	$12,314	$12,589	$11,201	$14,642
6/30/2019	$12,810	$13,116	$11,341	$15,674
7/31/2019	$12,839	$13,179	$11,366	$15,899
8/31/2019	$12,811	$13,173	$11,661	$15,648
9/30/2019	$12,910	$13,304	$11,599	$15,940
10/31/2019	$13,074	$13,508	$11,634	$16,286
11/30/2019	$13,246	$13,726	$11,628	$16,877
12/31/2019	$13,497	$13,957	$11,620	$17,386
1/31/2020	$13,490	$14,012	$11,843	$17,379
2/29/2020	$12,991	$13,455	$12,056	$15,949
3/31/2020	$11,690	$12,495	$11,985	$13,979
4/30/2020	$12,533	$13,339	$12,198	$15,771
5/31/2020	$13,003	$13,703	$12,255	$16,522
6/30/2020	$13,254	$13,914	$12,332	$16,850
7/31/2020	$13,751	$14,354	$12,517	$17,801
8/31/2020	$14,130	$14,834	$12,416	$19,080
9/30/2020	$13,869	$14,548	$12,409	$18,355
10/31/2020	$13,719	$14,283	$12,353	$17,867
11/30/2020	$14,715	$15,292	$12,475	$19,823
12/31/2020	$15,094	$15,642	$12,492	$20,585
1/31/2021	$14,949	$15,512	$12,402	$20,377
2/28/2021	$15,154	$15,653	$12,223	$20,939
3/31/2021	$15,323	$15,909	$12,071	$21,856
4/30/2021	$15,776	$16,367	$12,166	$23,022
5/31/2021	$15,948	$16,512	$12,206	$23,183
6/30/2021	$16,066	$16,681	$12,291	$23,724
7/31/2021	$16,199	$16,928	$12,429	$24,288
8/31/2021	$16,392	$17,167	$12,405	$25,026
9/30/2021	$16,018	$16,718	$12,298	$23,863
10/31/2021	$16,398	$17,246	$12,294	$25,534
11/30/2021	$16,122	$17,097	$12,331	$25,357
12/31/2021	$16,479	$17,518	$12,299	$26,494
1/31/2022	$15,879	$16,889	$12,034	$25,123
2/28/2022	$15,540	$16,573	$11,900	$24,371
3/31/2022	$15,422	$16,665	$11,569	$25,276
4/30/2022	$14,524	$15,688	$11,130	$23,071
5/31/2022	$14,565	$15,755	$11,202	$23,114
6/30/2022	$13,738	$14,925	$11,026	$21,206
7/31/2022	$14,452	$15,722	$11,296	$23,161
8/31/2022	$13,994	$15,191	$10,977	$22,217
9/30/2022	$13,058	$14,179	$10,502	$20,170
10/31/2022	$13,483	$14,686	$10,366	$21,804
11/30/2022	$14,225	$15,466	$10,748	$23,022
12/31/2022	$13,889	$15,090	$10,699	$21,696
1/31/2023	$14,630	$15,828	$11,028	$23,059
2/28/2023	$14,282	$15,477	$10,743	$22,496
3/31/2023	$14,534	$15,913	$11,016	$23,322
4/30/2023	$14,676	$16,119	$11,083	$23,686
5/31/2023	$14,490	$15,985	$10,962	$23,789
6/30/2023	$14,999	$16,501	$10,923	$25,361
7/31/2023	$15,301	$16,794	$10,915	$26,176
8/31/2023	$15,029	$16,557	$10,846	$25,759
9/30/2023	$14,479	$16,007	$10,570	$24,531
10/31/2023	$14,180	$15,687	$10,403	$24,015
11/30/2023	$15,138	$16,747	$10,874	$26,208
12/31/2023	$15,817	$17,429	$11,291	$27,399
1/31/2024	$15,894	$17,549	$11,260	$27,859
2/29/2024	$16,329	$17,886	$11,101	$29,347
3/31/2024	$16,723	$18,272	$11,203	$30,291
4/30/2024	$16,143	$17,739	$10,920	$29,054
5/31/2024	$16,630	$18,312	$11,105	$30,494
6/30/2024	$16,845	$18,600	$11,210	$31,589
7/31/2024	$17,220	$18,940	$11,472	$31,973
8/31/2024	$17,580	$19,324	$11,637	$32,749
9/30/2024	$17,844	$19,619	$11,793	$33,448
10/31/2024	$17,528	$19,213	$11,500	$33,145
11/30/2024	$18,184	$19,729	$11,622	$35,090
12/31/2024	$17,590	$19,361	$11,432	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.21%	5.44%	5.81%
Portfolio Optimization Moderate Composite Benchmark	11.09%	6.76%	6.83%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 6,665,079,844
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 6,956,495
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$6,665,079,844 # of Portfolio Holdings35 Total Advisory Fees Paid$6,956,495 Portfolio Turnover Rate41%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	33.7%
Affiliated Equity Funds	66.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Small Number of Holdings Risk, Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Small Number of Holdings Risk, Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000211245
Shareholder Report [Line Items]
Fund Name			Portfolio Optimization Moderate Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

Expenses Paid, Amount			$ 13
Expense Ratio, Percent			0.12%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The Value Advantage Portfolio outperformed its benchmark and contributed to performance.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Emerging Markets Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Moderate (Class P)	Portfolio Optimization Moderate Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,998	$10,011	$10,053	$9,970
11/30/2019	$10,130	$10,172	$10,048	$10,332
12/31/2019	$10,325	$10,343	$10,041	$10,644
1/31/2020	$10,321	$10,384	$10,234	$10,640
2/29/2020	$9,941	$9,971	$10,419	$9,764
3/31/2020	$8,947	$9,260	$10,357	$8,558
4/30/2020	$9,593	$9,885	$10,542	$9,655
5/31/2020	$9,955	$10,155	$10,591	$10,115
6/30/2020	$10,149	$10,311	$10,657	$10,316
7/31/2020	$10,531	$10,637	$10,816	$10,898
8/31/2020	$10,823	$10,993	$10,729	$11,681
9/30/2020	$10,625	$10,781	$10,723	$11,237
10/31/2020	$10,512	$10,584	$10,675	$10,939
11/30/2020	$11,277	$11,332	$10,780	$12,136
12/31/2020	$11,569	$11,592	$10,795	$12,603
1/31/2021	$11,460	$11,496	$10,718	$12,475
2/28/2021	$11,619	$11,600	$10,563	$12,819
3/31/2021	$11,750	$11,789	$10,431	$13,381
4/30/2021	$12,100	$12,129	$10,513	$14,095
5/31/2021	$12,234	$12,237	$10,548	$14,193
6/30/2021	$12,327	$12,362	$10,622	$14,525
7/31/2021	$12,431	$12,545	$10,741	$14,870
8/31/2021	$12,581	$12,722	$10,720	$15,322
9/30/2021	$12,296	$12,389	$10,627	$14,609
10/31/2021	$12,590	$12,780	$10,624	$15,633
11/30/2021	$12,380	$12,670	$10,656	$15,524
12/31/2021	$12,656	$12,982	$10,629	$16,220
1/31/2022	$12,198	$12,516	$10,400	$15,381
2/28/2022	$11,939	$12,281	$10,284	$14,920
3/31/2022	$11,850	$12,350	$9,998	$15,474
4/30/2022	$11,162	$11,626	$9,618	$14,125
5/31/2022	$11,196	$11,676	$9,680	$14,151
6/30/2022	$10,562	$11,060	$9,529	$12,983
7/31/2022	$11,113	$11,651	$9,761	$14,180
8/31/2022	$10,762	$11,258	$9,486	$13,602
9/30/2022	$10,044	$10,507	$9,076	$12,349
10/31/2022	$10,372	$10,883	$8,958	$13,349
11/30/2022	$10,945	$11,462	$9,288	$14,095
12/31/2022	$10,689	$11,183	$9,246	$13,283
1/31/2023	$11,260	$11,730	$9,530	$14,117
2/28/2023	$10,994	$11,470	$9,284	$13,773
3/31/2023	$11,190	$11,792	$9,520	$14,278
4/30/2023	$11,301	$11,945	$9,577	$14,501
5/31/2023	$11,160	$11,846	$9,473	$14,564
6/30/2023	$11,554	$12,229	$9,439	$15,527
7/31/2023	$11,789	$12,446	$9,433	$16,025
8/31/2023	$11,581	$12,270	$9,372	$15,770
9/30/2023	$11,159	$11,862	$9,134	$15,018
10/31/2023	$10,930	$11,625	$8,990	$14,703
11/30/2023	$11,671	$12,411	$9,397	$16,045
12/31/2023	$12,196	$12,916	$9,757	$16,774
1/31/2024	$12,258	$13,005	$9,730	$17,056
2/29/2024	$12,595	$13,255	$9,593	$17,967
3/31/2024	$12,902	$13,541	$9,681	$18,545
4/30/2024	$12,456	$13,146	$9,437	$17,788
5/31/2024	$12,834	$13,570	$9,597	$18,670
6/30/2024	$13,002	$13,784	$9,688	$19,339
7/31/2024	$13,294	$14,036	$9,914	$19,575
8/31/2024	$13,574	$14,321	$10,056	$20,050
9/30/2024	$13,780	$14,539	$10,191	$20,478
10/31/2024	$13,538	$14,238	$9,938	$20,292
11/30/2024	$14,047	$14,621	$10,043	$21,483
12/31/2024	$13,591	$14,348	$9,879	$20,971

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	11.43%	5.65%	6.11%
Portfolio Optimization Moderate Composite Benchmark	11.09%	6.76%	7.23%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

Performance Inception Date			Oct. 31, 2019
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 6,665,079,844
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 6,956,495
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$6,665,079,844 # of Portfolio Holdings35 Total Advisory Fees Paid$6,956,495 Portfolio Turnover Rate41%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	33.7%
Affiliated Equity Funds	66.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Small Number of Holdings Risk, Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Small Number of Holdings Risk, Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098942
Shareholder Report [Line Items]
Fund Name			Portfolio Optimization Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

Expenses Paid, Amount			$ 34
Expense Ratio, Percent			0.32%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The International Growth Portfolio outperformed its benchmark and contributed to performance.

+ The Value Advantage Portfolio outperformed its benchmark and contributed to performance.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Emerging Markets Portfolio underperformed its benchmark and detracted from performance.

- Relative to the Composite Benchmark, the overweight to small capitalization stocks detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Growth (Class I)	Portfolio Optimization Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,894	$9,880	$10,210	$9,700
2/28/2015	$10,288	$10,295	$10,114	$10,257
3/31/2015	$10,224	$10,182	$10,161	$10,095
4/30/2015	$10,296	$10,313	$10,124	$10,192
5/31/2015	$10,383	$10,371	$10,100	$10,323
6/30/2015	$10,224	$10,183	$9,990	$10,123
7/31/2015	$10,330	$10,354	$10,059	$10,335
8/31/2015	$9,838	$9,856	$10,045	$9,712
9/30/2015	$9,626	$9,633	$10,113	$9,471
10/31/2015	$10,109	$10,231	$10,114	$10,270
11/30/2015	$10,129	$10,211	$10,088	$10,301
12/31/2015	$9,967	$10,090	$10,055	$10,138
1/31/2016	$9,558	$9,692	$10,193	$9,635
2/29/2016	$9,506	$9,661	$10,266	$9,622
3/31/2016	$9,994	$10,163	$10,360	$10,275
4/30/2016	$10,085	$10,250	$10,400	$10,315
5/31/2016	$10,190	$10,333	$10,402	$10,500
6/30/2016	$10,184	$10,311	$10,589	$10,527
7/31/2016	$10,512	$10,636	$10,656	$10,915
8/31/2016	$10,592	$10,643	$10,644	$10,931
9/30/2016	$10,649	$10,670	$10,638	$10,933
10/31/2016	$10,497	$10,506	$10,556	$10,733
11/30/2016	$10,681	$10,636	$10,307	$11,131
12/31/2016	$10,845	$10,827	$10,321	$11,351
1/31/2017	$11,041	$11,007	$10,341	$11,566
2/28/2017	$11,273	$11,291	$10,411	$12,025
3/31/2017	$11,362	$11,360	$10,405	$12,039
4/30/2017	$11,500	$11,498	$10,486	$12,163
5/31/2017	$11,617	$11,686	$10,567	$12,334
6/30/2017	$11,715	$11,721	$10,556	$12,411
7/31/2017	$11,933	$11,931	$10,601	$12,666
8/31/2017	$11,945	$11,969	$10,696	$12,705
9/30/2017	$12,172	$12,156	$10,645	$12,967
10/31/2017	$12,330	$12,351	$10,652	$13,270
11/30/2017	$12,514	$12,583	$10,638	$13,677
12/31/2017	$12,622	$12,711	$10,687	$13,829
1/31/2018	$13,095	$13,215	$10,564	$14,621
2/28/2018	$12,677	$12,808	$10,464	$14,082
3/31/2018	$12,567	$12,598	$10,531	$13,724
4/30/2018	$12,589	$12,668	$10,452	$13,777
5/31/2018	$12,629	$12,795	$10,527	$14,108
6/30/2018	$12,571	$12,806	$10,514	$14,195
7/31/2018	$12,823	$13,134	$10,516	$14,724
8/31/2018	$12,878	$13,335	$10,584	$15,203
9/30/2018	$12,884	$13,386	$10,516	$15,290
10/31/2018	$12,073	$12,654	$10,433	$14,245
11/30/2018	$12,211	$12,808	$10,495	$14,535
12/31/2018	$11,588	$12,089	$10,688	$13,223
1/31/2019	$12,343	$12,805	$10,801	$14,282
2/28/2019	$12,631	$13,097	$10,795	$14,741
3/31/2019	$12,748	$13,298	$11,003	$15,027
4/30/2019	$13,090	$13,672	$11,005	$15,636
5/31/2019	$12,626	$13,106	$11,201	$14,642
6/30/2019	$13,249	$13,800	$11,341	$15,674
7/31/2019	$13,282	$13,881	$11,366	$15,899
8/31/2019	$13,162	$13,752	$11,661	$15,648
9/30/2019	$13,303	$13,962	$11,599	$15,940
10/31/2019	$13,519	$14,238	$11,634	$16,286
11/30/2019	$13,772	$14,554	$11,628	$16,877
12/31/2019	$14,097	$14,890	$11,620	$17,386
1/31/2020	$14,014	$14,875	$11,843	$17,379
2/29/2020	$13,288	$13,980	$12,056	$15,949
3/31/2020	$11,682	$12,646	$11,985	$13,979
4/30/2020	$12,704	$13,740	$12,198	$15,771
5/31/2020	$13,253	$14,230	$12,255	$16,522
6/30/2020	$13,538	$14,498	$12,332	$16,850
7/31/2020	$14,102	$15,052	$12,517	$17,801
8/31/2020	$14,630	$15,782	$12,416	$19,080
9/30/2020	$14,290	$15,369	$12,409	$18,355
10/31/2020	$14,086	$15,009	$12,353	$17,867
11/30/2020	$15,385	$16,404	$12,475	$19,823
12/31/2020	$15,891	$16,907	$12,492	$20,585
1/31/2021	$15,727	$16,757	$12,402	$20,377
2/28/2021	$16,104	$17,045	$12,223	$20,939
3/31/2021	$16,419	$17,498	$12,071	$21,856
4/30/2021	$17,016	$18,140	$12,166	$23,022
5/31/2021	$17,233	$18,338	$12,206	$23,183
6/30/2021	$17,369	$18,554	$12,291	$23,724
7/31/2021	$17,520	$18,860	$12,429	$24,288
8/31/2021	$17,802	$19,236	$12,405	$25,026
9/30/2021	$17,300	$18,604	$12,298	$23,863
10/31/2021	$17,869	$19,411	$12,294	$25,534
11/30/2021	$17,470	$19,167	$12,331	$25,357
12/31/2021	$17,975	$19,827	$12,299	$26,494
1/31/2022	$17,213	$18,999	$12,034	$25,123
2/28/2022	$16,801	$18,583	$11,900	$24,371
3/31/2022	$16,792	$18,899	$11,569	$25,276
4/30/2022	$15,668	$17,626	$11,130	$23,071
5/31/2022	$15,714	$17,691	$11,202	$23,114
6/30/2022	$14,665	$16,512	$11,026	$21,206
7/31/2022	$15,566	$17,583	$11,296	$23,161
8/31/2022	$15,003	$16,940	$10,977	$22,217
9/30/2022	$13,865	$15,644	$10,502	$20,170
10/31/2022	$14,511	$16,476	$10,366	$21,804
11/30/2022	$15,422	$17,461	$10,748	$23,022
12/31/2022	$14,942	$16,902	$10,699	$21,696
1/31/2023	$15,838	$17,853	$11,028	$23,059
2/28/2023	$15,445	$17,465	$10,743	$22,496
3/31/2023	$15,700	$17,985	$11,016	$23,322
4/30/2023	$15,851	$18,264	$11,083	$23,686
5/31/2023	$15,641	$18,125	$10,962	$23,789
6/30/2023	$16,210	$18,945	$10,923	$25,361
7/31/2023	$16,542	$19,406	$10,915	$26,176
8/31/2023	$16,236	$19,073	$10,846	$25,759
9/30/2023	$15,635	$18,367	$10,570	$24,531
10/31/2023	$15,302	$17,963	$10,403	$24,015
11/30/2023	$16,354	$19,344	$10,874	$26,208
12/31/2023	$17,100	$20,166	$11,291	$27,399
1/31/2024	$17,179	$20,373	$11,260	$27,859
2/29/2024	$17,658	$21,003	$11,101	$29,347
3/31/2024	$18,102	$21,554	$11,203	$30,291
4/30/2024	$17,446	$20,874	$10,920	$29,054
5/31/2024	$17,999	$21,673	$11,105	$30,494
6/30/2024	$18,241	$22,073	$11,210	$31,589
7/31/2024	$18,653	$22,446	$11,472	$31,973
8/31/2024	$19,076	$22,955	$11,637	$32,749
9/30/2024	$19,363	$23,327	$11,793	$33,448
10/31/2024	$19,005	$22,866	$11,500	$33,145
11/30/2024	$19,751	$23,626	$11,622	$35,090
12/31/2024	$19,043	$23,151	$11,432	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.36%	6.20%	6.65%
Portfolio Optimization Growth Composite Benchmark	14.80%	9.23%	8.76%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 6,311,097,411
Holdings Count | Holding			34
Advisory Fees Paid, Amount			$ 6,549,481
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$6,311,097,411 # of Portfolio Holdings34 Total Advisory Fees Paid$6,549,481 Portfolio Turnover Rate50%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	19.5%
Affiliated Equity Funds	80.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000211246
Shareholder Report [Line Items]
Fund Name			Portfolio Optimization Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

Expenses Paid, Amount			$ 13
Expense Ratio, Percent			0.12%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The International Growth Portfolio outperformed its benchmark and contributed to performance.

+ The Value Advantage Portfolio outperformed its benchmark and contributed to performance.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Emerging Markets Portfolio underperformed its benchmark and detracted from performance.

- Relative to the Composite Benchmark, the overweight to small capitalization stocks detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Growth (Class P)	Portfolio Optimization Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,985	$9,996	$10,053	$9,970
11/30/2019	$10,173	$10,218	$10,048	$10,332
12/31/2019	$10,415	$10,454	$10,041	$10,644
1/31/2020	$10,355	$10,444	$10,234	$10,640
2/29/2020	$9,821	$9,815	$10,419	$9,764
3/31/2020	$8,635	$8,879	$10,357	$8,558
4/30/2020	$9,392	$9,647	$10,542	$9,655
5/31/2020	$9,799	$9,991	$10,591	$10,115
6/30/2020	$10,012	$10,179	$10,657	$10,316
7/31/2020	$10,431	$10,568	$10,816	$10,898
8/31/2020	$10,823	$11,080	$10,729	$11,681
9/30/2020	$10,573	$10,790	$10,723	$11,237
10/31/2020	$10,424	$10,538	$10,675	$10,939
11/30/2020	$11,388	$11,517	$10,780	$12,136
12/31/2020	$11,764	$11,870	$10,795	$12,603
1/31/2021	$11,645	$11,765	$10,718	$12,475
2/28/2021	$11,925	$11,967	$10,563	$12,819
3/31/2021	$12,161	$12,285	$10,431	$13,381
4/30/2021	$12,605	$12,736	$10,513	$14,095
5/31/2021	$12,768	$12,875	$10,548	$14,193
6/30/2021	$12,871	$13,027	$10,622	$14,525
7/31/2021	$12,985	$13,242	$10,741	$14,870
8/31/2021	$13,196	$13,506	$10,720	$15,322
9/30/2021	$12,826	$13,062	$10,627	$14,609
10/31/2021	$13,250	$13,629	$10,624	$15,633
11/30/2021	$12,956	$13,457	$10,656	$15,524
12/31/2021	$13,334	$13,921	$10,629	$16,220
1/31/2022	$12,770	$13,339	$10,400	$15,381
2/28/2022	$12,467	$13,047	$10,284	$14,920
3/31/2022	$12,462	$13,269	$9,998	$15,474
4/30/2022	$11,630	$12,375	$9,618	$14,125
5/31/2022	$11,666	$12,421	$9,680	$14,151
6/30/2022	$10,889	$11,593	$9,529	$12,983
7/31/2022	$11,560	$12,345	$9,761	$14,180
8/31/2022	$11,144	$11,893	$9,486	$13,602
9/30/2022	$10,301	$10,984	$9,076	$12,349
10/31/2022	$10,782	$11,568	$8,958	$13,349
11/30/2022	$11,461	$12,259	$9,288	$14,095
12/31/2022	$11,106	$11,867	$9,246	$13,283
1/31/2023	$11,774	$12,534	$9,530	$14,117
2/28/2023	$11,483	$12,262	$9,284	$13,773
3/31/2023	$11,675	$12,628	$9,520	$14,278
4/30/2023	$11,789	$12,823	$9,577	$14,501
5/31/2023	$11,635	$12,726	$9,473	$14,564
6/30/2023	$12,060	$13,301	$9,439	$15,527
7/31/2023	$12,309	$13,625	$9,433	$16,025
8/31/2023	$12,084	$13,391	$9,372	$15,770
9/30/2023	$11,638	$12,896	$9,134	$15,018
10/31/2023	$11,392	$12,612	$8,990	$14,703
11/30/2023	$12,178	$13,581	$9,397	$16,045
12/31/2023	$12,735	$14,158	$9,757	$16,774
1/31/2024	$12,796	$14,304	$9,730	$17,056
2/29/2024	$13,155	$14,747	$9,593	$17,967
3/31/2024	$13,488	$15,133	$9,681	$18,545
4/30/2024	$13,002	$14,656	$9,437	$17,788
5/31/2024	$13,416	$15,217	$9,597	$18,670
6/30/2024	$13,599	$15,497	$9,688	$19,339
7/31/2024	$13,908	$15,759	$9,914	$19,575
8/31/2024	$14,226	$16,116	$10,056	$20,050
9/30/2024	$14,442	$16,378	$10,191	$20,478
10/31/2024	$14,178	$16,054	$9,938	$20,292
11/30/2024	$14,737	$16,588	$10,043	$21,483
12/31/2024	$14,211	$16,254	$9,879	$20,971

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	11.58%	6.41%	7.03%
Portfolio Optimization Growth Composite Benchmark	14.80%	9.23%	9.85%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

Performance Inception Date			Oct. 31, 2019
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 6,311,097,411
Holdings Count | Holding			34
Advisory Fees Paid, Amount			$ 6,549,481
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$6,311,097,411 # of Portfolio Holdings34 Total Advisory Fees Paid$6,549,481 Portfolio Turnover Rate50%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	19.5%
Affiliated Equity Funds	80.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed and Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000098943
Shareholder Report [Line Items]
Fund Name			Portfolio Optimization Aggressive-Growth Portfolio
Class Name			Class I
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.33%

Expenses Paid, Amount			$ 35
Expense Ratio, Percent			0.33%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The International Growth Portfolio outperformed its benchmark and contributed to performance.

+ The Value Advantage Portfolio outperformed its benchmark and contributed to performance.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and largely detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and largely detracted from performance.

- Relative to the Composite Benchmark, the overweight to small capitalization stocks detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Aggressive-Growth (Class I)	Portfolio Optimization Aggressive-Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,860	$9,823	$10,210	$9,700
2/28/2015	$10,312	$10,334	$10,114	$10,257
3/31/2015	$10,237	$10,190	$10,161	$10,095
4/30/2015	$10,307	$10,357	$10,124	$10,192
5/31/2015	$10,410	$10,429	$10,100	$10,323
6/30/2015	$10,245	$10,221	$9,990	$10,123
7/31/2015	$10,344	$10,415	$10,059	$10,335
8/31/2015	$9,765	$9,815	$10,045	$9,712
9/30/2015	$9,517	$9,534	$10,113	$9,471
10/31/2015	$10,073	$10,244	$10,114	$10,270
11/30/2015	$10,102	$10,223	$10,088	$10,301
12/31/2015	$9,909	$10,083	$10,055	$10,138
1/31/2016	$9,396	$9,579	$10,193	$9,635
2/29/2016	$9,327	$9,529	$10,266	$9,622
3/31/2016	$9,907	$10,108	$10,360	$10,275
4/30/2016	$9,997	$10,208	$10,400	$10,315
5/31/2016	$10,097	$10,304	$10,402	$10,500
6/30/2016	$10,067	$10,240	$10,589	$10,527
7/31/2016	$10,430	$10,618	$10,656	$10,915
8/31/2016	$10,520	$10,629	$10,644	$10,931
9/30/2016	$10,584	$10,663	$10,638	$10,933
10/31/2016	$10,410	$10,480	$10,556	$10,733
11/30/2016	$10,653	$10,673	$10,307	$11,131
12/31/2016	$10,833	$10,902	$10,321	$11,351
1/31/2017	$11,050	$11,116	$10,341	$11,566
2/28/2017	$11,292	$11,445	$10,411	$12,025
3/31/2017	$11,394	$11,533	$10,405	$12,039
4/30/2017	$11,542	$11,686	$10,486	$12,163
5/31/2017	$11,674	$11,904	$10,567	$12,334
6/30/2017	$11,793	$11,947	$10,556	$12,411
7/31/2017	$12,038	$12,195	$10,601	$12,666
8/31/2017	$12,027	$12,222	$10,696	$12,705
9/30/2017	$12,313	$12,461	$10,645	$12,967
10/31/2017	$12,503	$12,699	$10,652	$13,270
11/30/2017	$12,728	$12,985	$10,638	$13,677
12/31/2017	$12,848	$13,134	$10,687	$13,829
1/31/2018	$13,428	$13,784	$10,564	$14,621
2/28/2018	$12,938	$13,295	$10,464	$14,082
3/31/2018	$12,792	$13,020	$10,531	$13,724
4/30/2018	$12,842	$13,125	$10,452	$13,777
5/31/2018	$12,897	$13,261	$10,527	$14,108
6/30/2018	$12,838	$13,274	$10,514	$14,195
7/31/2018	$13,131	$13,679	$10,516	$14,724
8/31/2018	$13,213	$13,907	$10,584	$15,203
9/30/2018	$13,220	$13,987	$10,516	$15,290
10/31/2018	$12,262	$13,086	$10,433	$14,245
11/30/2018	$12,437	$13,259	$10,495	$14,535
12/31/2018	$11,641	$12,329	$10,688	$13,223
1/31/2019	$12,507	$13,179	$10,801	$14,282
2/28/2019	$12,856	$13,540	$10,795	$14,741
3/31/2019	$12,947	$13,742	$11,003	$15,027
4/30/2019	$13,351	$14,202	$11,005	$15,636
5/31/2019	$12,743	$13,455	$11,201	$14,642
6/30/2019	$13,455	$14,278	$11,341	$15,674
7/31/2019	$13,475	$14,369	$11,366	$15,899
8/31/2019	$13,267	$14,141	$11,661	$15,648
9/30/2019	$13,461	$14,414	$11,599	$15,940
10/31/2019	$13,721	$14,750	$11,634	$16,286
11/30/2019	$14,022	$15,140	$11,628	$16,877
12/31/2019	$14,407	$15,561	$11,620	$17,386
1/31/2020	$14,221	$15,487	$11,843	$17,379
2/29/2020	$13,301	$14,318	$12,056	$15,949
3/31/2020	$11,409	$12,691	$11,985	$13,979
4/30/2020	$12,534	$13,960	$12,198	$15,771
5/31/2020	$13,132	$14,547	$12,255	$16,522
6/30/2020	$13,451	$14,861	$12,332	$16,850
7/31/2020	$14,063	$15,499	$12,517	$17,801
8/31/2020	$14,684	$16,419	$12,416	$19,080
9/30/2020	$14,293	$15,907	$12,409	$18,355
10/31/2020	$14,063	$15,471	$12,353	$17,867
11/30/2020	$15,590	$17,176	$12,475	$19,823
12/31/2020	$16,201	$17,806	$12,492	$20,585
1/31/2021	$16,039	$17,638	$12,402	$20,377
2/28/2021	$16,549	$18,045	$12,223	$20,939
3/31/2021	$16,960	$18,656	$12,071	$21,856
4/30/2021	$17,646	$19,448	$12,166	$23,022
5/31/2021	$17,913	$19,697	$12,206	$23,183
6/30/2021	$18,043	$19,944	$12,291	$23,724
7/31/2021	$18,170	$20,297	$12,429	$24,288
8/31/2021	$18,516	$20,786	$12,405	$25,026
9/30/2021	$17,933	$20,002	$12,298	$23,863
10/31/2021	$18,630	$21,035	$12,294	$25,534
11/30/2021	$18,121	$20,698	$12,331	$25,357
12/31/2021	$18,742	$21,564	$12,299	$26,494
1/31/2022	$17,872	$20,564	$12,034	$25,123
2/28/2022	$17,412	$20,066	$11,900	$24,371
3/31/2022	$17,488	$20,567	$11,569	$25,276
4/30/2022	$16,224	$19,045	$11,130	$23,071
5/31/2022	$16,279	$19,108	$11,202	$23,114
6/30/2022	$15,061	$17,631	$11,026	$21,206
7/31/2022	$16,072	$18,921	$11,296	$23,161
8/31/2022	$15,455	$18,181	$10,977	$22,217
9/30/2022	$14,179	$16,647	$10,502	$20,170
10/31/2022	$14,987	$17,742	$10,366	$21,804
11/30/2022	$16,036	$18,910	$10,748	$23,022
12/31/2022	$15,461	$18,207	$10,699	$21,696
1/31/2023	$16,497	$19,340	$11,028	$23,059
2/28/2023	$16,081	$18,922	$10,743	$22,496
3/31/2023	$16,330	$19,511	$11,016	$23,322
4/30/2023	$16,495	$19,855	$11,083	$23,686
5/31/2023	$16,223	$19,700	$10,962	$23,789
6/30/2023	$16,934	$20,774	$10,923	$25,361
7/31/2023	$17,355	$21,381	$10,915	$26,176
8/31/2023	$16,970	$20,958	$10,846	$25,759
9/30/2023	$16,313	$20,120	$10,570	$24,531
10/31/2023	$15,946	$19,638	$10,403	$24,015
11/30/2023	$17,112	$21,292	$10,874	$26,208
12/31/2023	$17,929	$22,235	$11,291	$27,399
1/31/2024	$17,986	$22,515	$11,260	$27,859
2/29/2024	$18,617	$23,396	$11,101	$29,347
3/31/2024	$19,146	$24,092	$11,203	$30,291
4/30/2024	$18,421	$23,287	$10,920	$29,054
5/31/2024	$19,065	$24,283	$11,105	$30,494
6/30/2024	$19,281	$24,765	$11,210	$31,589
7/31/2024	$19,743	$25,168	$11,472	$31,973
8/31/2024	$20,204	$25,788	$11,637	$32,749
9/30/2024	$20,510	$26,224	$11,793	$33,448
10/31/2024	$20,117	$25,700	$11,500	$33,145
11/30/2024	$20,987	$26,659	$11,622	$35,090
12/31/2024	$20,147	$26,089	$11,432	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.37%	6.94%	7.26%
Portfolio Optimization Aggressive-Growth Composite Benchmark	17.33%	10.89%	10.06%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,593,421,008
Holdings Count | Holding			31
Advisory Fees Paid, Amount			$ 1,633,049
InvestmentCompanyPortfolioTurnover			54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,593,421,008 # of Portfolio Holdings31 Total Advisory Fees Paid$1,633,049 Portfolio Turnover Rate54%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	3.6%
Affiliated Equity Funds	96.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk and ESG Considerations Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk and ESG Considerations Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000211247
Shareholder Report [Line Items]
Fund Name			Portfolio Optimization Aggressive-Growth Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$14	0.13%

Expenses Paid, Amount			$ 14
Expense Ratio, Percent			0.13%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The International Growth Portfolio outperformed its benchmark and contributed to performance.

+ The Value Advantage Portfolio outperformed its benchmark and contributed to performance.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and largely detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and largely detracted from performance.

- Relative to the Composite Benchmark, the overweight to small capitalization stocks detracted from performance.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Aggressive-Growth (Class P)	Portfolio Optimization Aggressive-Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,974	$9,987	$10,053	$9,970
11/30/2019	$10,194	$10,251	$10,048	$10,332
12/31/2019	$10,476	$10,536	$10,041	$10,644
1/31/2020	$10,342	$10,486	$10,234	$10,640
2/29/2020	$9,675	$9,694	$10,419	$9,764
3/31/2020	$8,300	$8,593	$10,357	$8,558
4/30/2020	$9,120	$9,452	$10,542	$9,655
5/31/2020	$9,557	$9,849	$10,591	$10,115
6/30/2020	$9,791	$10,062	$10,657	$10,316
7/31/2020	$10,238	$10,494	$10,816	$10,898
8/31/2020	$10,692	$11,117	$10,729	$11,681
9/30/2020	$10,409	$10,770	$10,723	$11,237
10/31/2020	$10,243	$10,475	$10,675	$10,939
11/30/2020	$11,357	$11,629	$10,780	$12,136
12/31/2020	$11,804	$12,056	$10,795	$12,603
1/31/2021	$11,688	$11,942	$10,718	$12,475
2/28/2021	$12,062	$12,218	$10,563	$12,819
3/31/2021	$12,363	$12,632	$10,431	$13,381
4/30/2021	$12,865	$13,168	$10,513	$14,095
5/31/2021	$13,062	$13,336	$10,548	$14,193
6/30/2021	$13,159	$13,504	$10,622	$14,525
7/31/2021	$13,254	$13,742	$10,741	$14,870
8/31/2021	$13,508	$14,074	$10,720	$15,322
9/30/2021	$13,085	$13,543	$10,627	$14,609
10/31/2021	$13,596	$14,242	$10,624	$15,633
11/30/2021	$13,227	$14,014	$10,656	$15,524
12/31/2021	$13,683	$14,601	$10,629	$16,220
1/31/2022	$13,050	$13,924	$10,400	$15,381
2/28/2022	$12,716	$13,586	$10,284	$14,920
3/31/2022	$12,774	$13,925	$9,998	$15,474
4/30/2022	$11,852	$12,895	$9,618	$14,125
5/31/2022	$11,894	$12,938	$9,680	$14,151
6/30/2022	$11,006	$11,937	$9,529	$12,983
7/31/2022	$11,747	$12,811	$9,761	$14,180
8/31/2022	$11,298	$12,310	$9,486	$13,602
9/30/2022	$10,367	$11,271	$9,076	$12,349
10/31/2022	$10,960	$12,013	$8,958	$13,349
11/30/2022	$11,729	$12,803	$9,288	$14,095
12/31/2022	$11,310	$12,328	$9,246	$13,283
1/31/2023	$12,070	$13,095	$9,530	$14,117
2/28/2023	$11,767	$12,812	$9,284	$13,773
3/31/2023	$11,951	$13,211	$9,520	$14,278
4/30/2023	$12,074	$13,443	$9,577	$14,501
5/31/2023	$11,878	$13,338	$9,473	$14,564
6/30/2023	$12,400	$14,066	$9,439	$15,527
7/31/2023	$12,711	$14,477	$9,433	$16,025
8/31/2023	$12,430	$14,190	$9,372	$15,770
9/30/2023	$11,951	$13,623	$9,134	$15,018
10/31/2023	$11,684	$13,296	$8,990	$14,703
11/30/2023	$12,541	$14,416	$9,397	$16,045
12/31/2023	$13,142	$15,055	$9,757	$16,774
1/31/2024	$13,185	$15,244	$9,730	$17,056
2/29/2024	$13,651	$15,841	$9,593	$17,967
3/31/2024	$14,041	$16,312	$9,681	$18,545
4/30/2024	$13,511	$15,767	$9,437	$17,788
5/31/2024	$13,986	$16,441	$9,597	$18,670
6/30/2024	$14,147	$16,768	$9,688	$19,339
7/31/2024	$14,488	$17,040	$9,914	$19,575
8/31/2024	$14,829	$17,461	$10,056	$20,050
9/30/2024	$15,056	$17,756	$10,191	$20,478
10/31/2024	$14,770	$17,401	$9,938	$20,292
11/30/2024	$15,412	$18,050	$10,043	$21,483
12/31/2024	$14,797	$17,664	$9,879	$20,971

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	12.59%	7.15%	7.87%
Portfolio Optimization Aggressive-Growth Composite Benchmark	17.33%	10.89%	11.63%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

Performance Inception Date			Oct. 31, 2019
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,593,421,008
Holdings Count | Holding			31
Advisory Fees Paid, Amount			$ 1,633,049
InvestmentCompanyPortfolioTurnover			54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,593,421,008 # of Portfolio Holdings31 Total Advisory Fees Paid$1,633,049 Portfolio Turnover Rate54%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	3.6%
Affiliated Equity Funds	96.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk and ESG Considerations Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk and ESG Considerations Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000139083
Shareholder Report [Line Items]
Fund Name			PD 1-3 Year Corporate Bond Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the PD 1-3 Year Corporate Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$27	0.26%

Expenses Paid, Amount			$ 27
Expense Ratio, Percent			0.26%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Bloomberg US 1-3 Year Corporate Bond Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the consumer cyclical and communications sectors due to credit performing well.

+ An additional contributor to relative performance was yield curve positioning difference as the Fund had a higher duration and longer duration bonds delivered stronger returns led by yields declining across the curve.

Top detractors from performance:

- Key detractors to performance for the benchmark index were the rising Treasury yields.

- Fund fees and expenses impacted relative performance negatively.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD 1-3 Year Corporate Bond (Class P)	Bloomberg US 1-3 Year Corporate Bond Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,051	$10,056	$10,210
2/28/2015	$10,050	$10,059	$10,114
3/31/2015	$10,065	$10,079	$10,161
4/30/2015	$10,079	$10,096	$10,124
5/31/2015	$10,080	$10,106	$10,100
6/30/2015	$10,059	$10,085	$9,990
7/31/2015	$10,063	$10,092	$10,059
8/31/2015	$10,046	$10,076	$10,045
9/30/2015	$10,084	$10,115	$10,113
10/31/2015	$10,101	$10,129	$10,114
11/30/2015	$10,091	$10,123	$10,088
12/31/2015	$10,065	$10,101	$10,055
1/31/2016	$10,086	$10,126	$10,193
2/29/2016	$10,092	$10,128	$10,266
3/31/2016	$10,175	$10,218	$10,360
4/30/2016	$10,209	$10,260	$10,400
5/31/2016	$10,202	$10,260	$10,402
6/30/2016	$10,260	$10,325	$10,589
7/31/2016	$10,279	$10,346	$10,656
8/31/2016	$10,271	$10,348	$10,644
9/30/2016	$10,274	$10,358	$10,638
10/31/2016	$10,277	$10,364	$10,556
11/30/2016	$10,232	$10,323	$10,307
12/31/2016	$10,246	$10,339	$10,321
1/31/2017	$10,272	$10,371	$10,341
2/28/2017	$10,301	$10,404	$10,411
3/31/2017	$10,308	$10,411	$10,405
4/30/2017	$10,332	$10,439	$10,486
5/31/2017	$10,354	$10,465	$10,567
6/30/2017	$10,359	$10,473	$10,556
7/31/2017	$10,398	$10,514	$10,601
8/31/2017	$10,414	$10,534	$10,696
9/30/2017	$10,412	$10,535	$10,645
10/31/2017	$10,416	$10,544	$10,652
11/30/2017	$10,391	$10,519	$10,638
12/31/2017	$10,399	$10,530	$10,687
1/31/2018	$10,378	$10,512	$10,564
2/28/2018	$10,351	$10,487	$10,464
3/31/2018	$10,350	$10,490	$10,531
4/30/2018	$10,362	$10,501	$10,452
5/31/2018	$10,397	$10,541	$10,527
6/30/2018	$10,396	$10,540	$10,514
7/31/2018	$10,418	$10,564	$10,516
8/31/2018	$10,458	$10,608	$10,584
9/30/2018	$10,464	$10,613	$10,516
10/31/2018	$10,463	$10,615	$10,433
11/30/2018	$10,468	$10,621	$10,495
12/31/2018	$10,538	$10,696	$10,688
1/31/2019	$10,616	$10,778	$10,801
2/28/2019	$10,646	$10,811	$10,795
3/31/2019	$10,722	$10,891	$11,003
4/30/2019	$10,749	$10,924	$11,005
5/31/2019	$10,806	$10,983	$11,201
6/30/2019	$10,878	$11,060	$11,341
7/31/2019	$10,890	$11,068	$11,366
8/31/2019	$10,969	$11,154	$11,661
9/30/2019	$10,978	$11,166	$11,599
10/31/2019	$11,023	$11,214	$11,634
11/30/2019	$11,026	$11,224	$11,628
12/31/2019	$11,060	$11,263	$11,620
1/31/2020	$11,122	$11,324	$11,843
2/29/2020	$11,179	$11,391	$12,056
3/31/2020	$10,831	$11,090	$11,985
4/30/2020	$11,074	$11,339	$12,198
5/31/2020	$11,200	$11,463	$12,255
6/30/2020	$11,268	$11,541	$12,332
7/31/2020	$11,314	$11,593	$12,517
8/31/2020	$11,331	$11,616	$12,416
9/30/2020	$11,322	$11,611	$12,409
10/31/2020	$11,337	$11,633	$12,353
11/30/2020	$11,367	$11,666	$12,475
12/31/2020	$11,385	$11,690	$12,492
1/31/2021	$11,384	$11,693	$12,402
2/28/2021	$11,387	$11,699	$12,223
3/31/2021	$11,372	$11,687	$12,071
4/30/2021	$11,391	$11,708	$12,166
5/31/2021	$11,410	$11,732	$12,206
6/30/2021	$11,397	$11,719	$12,291
7/31/2021	$11,412	$11,737	$12,429
8/31/2021	$11,413	$11,740	$12,405
9/30/2021	$11,409	$11,737	$12,298
10/31/2021	$11,370	$11,697	$12,294
11/30/2021	$11,345	$11,673	$12,331
12/31/2021	$11,343	$11,675	$12,299
1/31/2022	$11,260	$11,584	$12,034
2/28/2022	$11,200	$11,522	$11,900
3/31/2022	$11,070	$11,386	$11,569
4/30/2022	$10,990	$11,302	$11,130
5/31/2022	$11,056	$11,382	$11,202
6/30/2022	$10,956	$11,271	$11,026
7/31/2022	$11,046	$11,371	$11,296
8/31/2022	$10,975	$11,291	$10,977
9/30/2022	$10,823	$11,132	$10,502
10/31/2022	$10,797	$11,110	$10,366
11/30/2022	$10,942	$11,260	$10,748
12/31/2022	$10,966	$11,288	$10,699
1/31/2023	$11,079	$11,403	$11,028
2/28/2023	$11,004	$11,326	$10,743
3/31/2023	$11,089	$11,428	$11,016
4/30/2023	$11,151	$11,491	$11,083
5/31/2023	$11,132	$11,470	$10,962
6/30/2023	$11,114	$11,459	$10,923
7/31/2023	$11,187	$11,532	$10,915
8/31/2023	$11,215	$11,560	$10,846
9/30/2023	$11,200	$11,547	$10,570
10/31/2023	$11,222	$11,574	$10,403
11/30/2023	$11,387	$11,749	$10,874
12/31/2023	$11,537	$11,905	$11,291
1/31/2024	$11,592	$11,961	$11,260
2/29/2024	$11,564	$11,936	$11,101
3/31/2024	$11,620	$12,000	$11,203
4/30/2024	$11,588	$11,972	$10,920
5/31/2024	$11,675	$12,068	$11,105
6/30/2024	$11,726	$12,126	$11,210
7/31/2024	$11,872	$12,280	$11,472
8/31/2024	$11,978	$12,397	$11,637
9/30/2024	$12,084	$12,511	$11,793
10/31/2024	$12,029	$12,452	$11,500
11/30/2024	$12,081	$12,510	$11,622
12/31/2024	$12,104	$12,534	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	4.91%	1.82%	1.93%
Bloomberg US 1-3 Year Corporate Bond Index	5.28%	2.16%	2.28%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 130,903,592
Holdings Count | Holding			503
Advisory Fees Paid, Amount			$ 231,640
InvestmentCompanyPortfolioTurnover			95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$130,903,592 # of Portfolio Holdings503 Total Advisory Fees Paid$231,640 Portfolio Turnover Rate95%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.0%
Others (each less than 3.0%)	0.6%
Energy	4.7%
Utilities	5.4%
Industrial	5.7%
Communications	5.8%
Technology	7.4%
Consumer, Cyclical	8.5%
Consumer, Non-Cyclical	13.1%
Financial	47.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078108
Shareholder Report [Line Items]
Fund Name			PD Aggregate Bond Index Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the PD Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$20	0.20%

Expenses Paid, Amount			$ 20
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, Bloomberg US Aggregate Bond Index,  is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index was corporate spreads compression reaching historical lows and leading to overall positive credit returns.

+ An additional contributor to relative performance was an underweight to US Treasuries.

Top detractors from performance:

- Key detractors to performance for the benchmark index  were the sovereign sectors and the Republic of Indonesia bond holdings with varying maturity dates.

- A detractor from relative performance was variations in weights within the technology sector as well as differences in yield curve positioning as a result of the sub-adviser’s sampling process.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Aggregate Bond Index (Class P)	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,225	$10,210
2/28/2015	$10,115	$10,114
3/31/2015	$10,161	$10,161
4/30/2015	$10,122	$10,124
5/31/2015	$10,083	$10,100
6/30/2015	$9,974	$9,990
7/31/2015	$10,057	$10,059
8/31/2015	$10,026	$10,045
9/30/2015	$10,102	$10,113
10/31/2015	$10,106	$10,114
11/30/2015	$10,079	$10,088
12/31/2015	$10,039	$10,055
1/31/2016	$10,181	$10,193
2/29/2016	$10,252	$10,266
3/31/2016	$10,346	$10,360
4/30/2016	$10,382	$10,400
5/31/2016	$10,376	$10,402
6/30/2016	$10,571	$10,589
7/31/2016	$10,636	$10,656
8/31/2016	$10,614	$10,644
9/30/2016	$10,613	$10,638
10/31/2016	$10,523	$10,556
11/30/2016	$10,258	$10,307
12/31/2016	$10,273	$10,321
1/31/2017	$10,299	$10,341
2/28/2017	$10,366	$10,411
3/31/2017	$10,358	$10,405
4/30/2017	$10,436	$10,486
5/31/2017	$10,510	$10,567
6/30/2017	$10,503	$10,556
7/31/2017	$10,549	$10,601
8/31/2017	$10,639	$10,696
9/30/2017	$10,584	$10,645
10/31/2017	$10,588	$10,652
11/30/2017	$10,571	$10,638
12/31/2017	$10,620	$10,687
1/31/2018	$10,495	$10,564
2/28/2018	$10,396	$10,464
3/31/2018	$10,454	$10,531
4/30/2018	$10,372	$10,452
5/31/2018	$10,436	$10,527
6/30/2018	$10,433	$10,514
7/31/2018	$10,439	$10,516
8/31/2018	$10,496	$10,584
9/30/2018	$10,434	$10,516
10/31/2018	$10,353	$10,433
11/30/2018	$10,415	$10,495
12/31/2018	$10,605	$10,688
1/31/2019	$10,711	$10,801
2/28/2019	$10,703	$10,795
3/31/2019	$10,916	$11,003
4/30/2019	$10,911	$11,005
5/31/2019	$11,105	$11,201
6/30/2019	$11,239	$11,341
7/31/2019	$11,273	$11,366
8/31/2019	$11,564	$11,661
9/30/2019	$11,501	$11,599
10/31/2019	$11,527	$11,634
11/30/2019	$11,520	$11,628
12/31/2019	$11,498	$11,620
1/31/2020	$11,735	$11,843
2/29/2020	$11,936	$12,056
3/31/2020	$11,863	$11,985
4/30/2020	$12,038	$12,198
5/31/2020	$12,099	$12,255
6/30/2020	$12,179	$12,332
7/31/2020	$12,358	$12,517
8/31/2020	$12,243	$12,416
9/30/2020	$12,238	$12,409
10/31/2020	$12,176	$12,353
11/30/2020	$12,307	$12,475
12/31/2020	$12,321	$12,492
1/31/2021	$12,235	$12,402
2/28/2021	$12,056	$12,223
3/31/2021	$11,902	$12,071
4/30/2021	$11,998	$12,166
5/31/2021	$12,021	$12,206
6/30/2021	$12,115	$12,291
7/31/2021	$12,248	$12,429
8/31/2021	$12,221	$12,405
9/30/2021	$12,112	$12,298
10/31/2021	$12,106	$12,294
11/30/2021	$12,139	$12,331
12/31/2021	$12,094	$12,299
1/31/2022	$11,842	$12,034
2/28/2022	$11,705	$11,900
3/31/2022	$11,379	$11,569
4/30/2022	$10,943	$11,130
5/31/2022	$11,010	$11,202
6/30/2022	$10,839	$11,026
7/31/2022	$11,106	$11,296
8/31/2022	$10,788	$10,977
9/30/2022	$10,322	$10,502
10/31/2022	$10,183	$10,366
11/30/2022	$10,561	$10,748
12/31/2022	$10,488	$10,699
1/31/2023	$10,826	$11,028
2/28/2023	$10,545	$10,743
3/31/2023	$10,813	$11,016
4/30/2023	$10,878	$11,083
5/31/2023	$10,757	$10,962
6/30/2023	$10,717	$10,923
7/31/2023	$10,705	$10,915
8/31/2023	$10,636	$10,846
9/30/2023	$10,364	$10,570
10/31/2023	$10,198	$10,403
11/30/2023	$10,656	$10,874
12/31/2023	$11,050	$11,291
1/31/2024	$11,033	$11,260
2/29/2024	$10,871	$11,101
3/31/2024	$10,961	$11,203
4/30/2024	$10,689	$10,920
5/31/2024	$10,870	$11,105
6/30/2024	$10,971	$11,210
7/31/2024	$11,229	$11,472
8/31/2024	$11,387	$11,637
9/30/2024	$11,540	$11,793
10/31/2024	$11,247	$11,500
11/30/2024	$11,365	$11,622
12/31/2024	$11,175	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	1.13%	(0.57%)	1.12%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,110,188,014
Holdings Count | Holding			3,888
Advisory Fees Paid, Amount			$ 1,695,728
InvestmentCompanyPortfolioTurnover			45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,110,188,014 # of Portfolio Holdings3,888 Total Advisory Fees Paid$1,695,728 Portfolio Turnover Rate45%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	3.1%
Corporate Bonds & Notes	26.2%
Mortgage-Backed Securities	26.6%
U.S. Treasury Obligations	43.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078109
Shareholder Report [Line Items]
Fund Name			PD High Yield Bond Market Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the PD High Yield Bond Market Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$29	0.28%

Expenses Paid, Amount			$ 29
Expense Ratio, Percent			0.28%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Bloomberg US High-Yield 2% Issuer Capped Bond Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributor to the performance for the benchmark index  was an attractive credit market.

+ Additional contributors to relative performance  was yield curve positioning difference as the Fund had a higher duration (as compared to the benchmark index) in an environment where rates are declining.

Top detractors from performance:

- Key detractors to performance for the benchmark index  were rising Treasury yields leading to higher borrowing cost for issuers and diminishing incentives for investing in risker bonds.

- In addition to Fund fees and expenses, detractors from relative performance  were cash holdings and an underweight in the energy sector.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD High Yield Bond Market (Class P)	Bloomberg US High Yield 2% Issuer Capped Bond Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,064	$10,066	$10,210
2/28/2015	$10,311	$10,308	$10,114
3/31/2015	$10,245	$10,252	$10,161
4/30/2015	$10,365	$10,376	$10,124
5/31/2015	$10,390	$10,407	$10,100
6/30/2015	$10,226	$10,253	$9,990
7/31/2015	$10,163	$10,193	$10,059
8/31/2015	$9,987	$10,015	$10,045
9/30/2015	$9,713	$9,757	$10,113
10/31/2015	$10,004	$10,025	$10,114
11/30/2015	$9,771	$9,803	$10,088
12/31/2015	$9,526	$9,557	$10,055
1/31/2016	$9,374	$9,403	$10,193
2/29/2016	$9,438	$9,457	$10,266
3/31/2016	$9,847	$9,877	$10,360
4/30/2016	$10,229	$10,264	$10,400
5/31/2016	$10,279	$10,327	$10,402
6/30/2016	$10,376	$10,422	$10,589
7/31/2016	$10,637	$10,704	$10,656
8/31/2016	$10,866	$10,928	$10,644
9/30/2016	$10,933	$11,001	$10,638
10/31/2016	$10,950	$11,043	$10,556
11/30/2016	$10,913	$10,991	$10,307
12/31/2016	$11,126	$11,194	$10,321
1/31/2017	$11,266	$11,356	$10,341
2/28/2017	$11,424	$11,521	$10,411
3/31/2017	$11,395	$11,496	$10,405
4/30/2017	$11,521	$11,628	$10,486
5/31/2017	$11,610	$11,729	$10,567
6/30/2017	$11,619	$11,745	$10,556
7/31/2017	$11,750	$11,875	$10,601
8/31/2017	$11,743	$11,870	$10,696
9/30/2017	$11,847	$11,977	$10,645
10/31/2017	$11,892	$12,028	$10,652
11/30/2017	$11,861	$11,997	$10,638
12/31/2017	$11,897	$12,033	$10,687
1/31/2018	$11,968	$12,106	$10,564
2/28/2018	$11,856	$12,003	$10,464
3/31/2018	$11,785	$11,930	$10,531
4/30/2018	$11,854	$12,008	$10,452
5/31/2018	$11,848	$12,005	$10,527
6/30/2018	$11,888	$12,053	$10,514
7/31/2018	$12,016	$12,184	$10,516
8/31/2018	$12,095	$12,274	$10,584
9/30/2018	$12,173	$12,343	$10,516
10/31/2018	$11,964	$12,145	$10,433
11/30/2018	$11,854	$12,041	$10,495
12/31/2018	$11,592	$11,783	$10,688
1/31/2019	$12,127	$12,315	$10,801
2/28/2019	$12,332	$12,520	$10,795
3/31/2019	$12,447	$12,638	$11,003
4/30/2019	$12,624	$12,817	$11,005
5/31/2019	$12,454	$12,665	$11,201
6/30/2019	$12,772	$12,954	$11,341
7/31/2019	$12,838	$13,027	$11,366
8/31/2019	$12,894	$13,079	$11,661
9/30/2019	$12,940	$13,127	$11,599
10/31/2019	$12,968	$13,163	$11,634
11/30/2019	$12,996	$13,206	$11,628
12/31/2019	$13,259	$13,470	$11,620
1/31/2020	$13,254	$13,473	$11,843
2/29/2020	$13,042	$13,283	$12,056
3/31/2020	$11,570	$11,761	$11,985
4/30/2020	$12,093	$12,294	$12,198
5/31/2020	$12,605	$12,831	$12,255
6/30/2020	$12,705	$12,953	$12,332
7/31/2020	$13,312	$13,556	$12,517
8/31/2020	$13,435	$13,687	$12,416
9/30/2020	$13,293	$13,546	$12,409
10/31/2020	$13,346	$13,613	$12,353
11/30/2020	$13,883	$14,152	$12,475
12/31/2020	$14,149	$14,419	$12,492
1/31/2021	$14,190	$14,467	$12,402
2/28/2021	$14,246	$14,520	$12,223
3/31/2021	$14,271	$14,542	$12,071
4/30/2021	$14,431	$14,700	$12,166
5/31/2021	$14,465	$14,743	$12,206
6/30/2021	$14,666	$14,940	$12,291
7/31/2021	$14,712	$14,996	$12,429
8/31/2021	$14,782	$15,074	$12,405
9/30/2021	$14,780	$15,074	$12,298
10/31/2021	$14,747	$15,046	$12,294
11/30/2021	$14,600	$14,898	$12,331
12/31/2021	$14,866	$15,178	$12,299
1/31/2022	$14,468	$14,764	$12,034
2/28/2022	$14,326	$14,612	$11,900
3/31/2022	$14,182	$14,446	$11,569
4/30/2022	$13,679	$13,933	$11,130
5/31/2022	$13,701	$13,966	$11,202
6/30/2022	$12,787	$13,025	$11,026
7/31/2022	$13,546	$13,793	$11,296
8/31/2022	$13,220	$13,476	$10,977
9/30/2022	$12,708	$12,941	$10,502
10/31/2022	$13,043	$13,277	$10,366
11/30/2022	$13,321	$13,564	$10,748
12/31/2022	$13,230	$13,481	$10,699
1/31/2023	$13,749	$13,994	$11,028
2/28/2023	$13,567	$13,815	$10,743
3/31/2023	$13,710	$13,961	$11,016
4/30/2023	$13,841	$14,102	$11,083
5/31/2023	$13,690	$13,972	$10,962
6/30/2023	$13,918	$14,206	$10,923
7/31/2023	$14,122	$14,403	$10,915
8/31/2023	$14,168	$14,444	$10,846
9/30/2023	$14,020	$14,272	$10,570
10/31/2023	$13,836	$14,104	$10,403
11/30/2023	$14,463	$14,743	$10,874
12/31/2023	$15,014	$15,293	$11,291
1/31/2024	$15,007	$15,292	$11,260
2/29/2024	$15,041	$15,337	$11,101
3/31/2024	$15,231	$15,518	$11,203
4/30/2024	$15,088	$15,372	$10,920
5/31/2024	$15,253	$15,541	$11,105
6/30/2024	$15,398	$15,688	$11,210
7/31/2024	$15,699	$15,993	$11,472
8/31/2024	$15,958	$16,254	$11,637
9/30/2024	$16,220	$16,517	$11,793
10/31/2024	$16,131	$16,428	$11,500
11/30/2024	$16,317	$16,617	$11,622
12/31/2024	$16,252	$16,546	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	8.25%	4.15%	4.98%
Bloomberg US High Yield 2% Issuer Capped Bond Index	8.19%	4.20%	5.16%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 267,052,171
Holdings Count | Holding			1,358
Advisory Fees Paid, Amount			$ 452,395
InvestmentCompanyPortfolioTurnover			28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$267,052,171 # of Portfolio Holdings1,358 Total Advisory Fees Paid$452,395 Portfolio Turnover Rate28%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.7%
Others (each less than 3.0%)	3.0%
Technology	4.8%
Basic Materials	4.8%
Energy	10.9%
Industrial	11.3%
Financial	13.1%
Consumer, Non-Cyclical	15.2%
Communications	15.4%
Consumer, Cyclical	19.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000078103
Shareholder Report [Line Items]
Fund Name			PD Large-Cap Growth Index Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the PD Large-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$20	0.17%

Expenses Paid, Amount			$ 20
Expense Ratio, Percent			0.17%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell 1000 Growth Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the information technology, consumer discretionary and communication services sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index  were the real estate, materials and utilities sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Large-Cap Growth Index (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,842	$9,847	$9,700
2/28/2015	$10,494	$10,503	$10,257
3/31/2015	$10,371	$10,384	$10,095
4/30/2015	$10,424	$10,436	$10,192
5/31/2015	$10,570	$10,583	$10,323
6/30/2015	$10,382	$10,396	$10,123
7/31/2015	$10,730	$10,749	$10,335
8/31/2015	$10,076	$10,096	$9,712
9/30/2015	$9,824	$9,846	$9,471
10/31/2015	$10,671	$10,694	$10,270
11/30/2015	$10,700	$10,724	$10,301
12/31/2015	$10,540	$10,567	$10,138
1/31/2016	$9,949	$9,977	$9,635
2/29/2016	$9,943	$9,973	$9,622
3/31/2016	$10,612	$10,645	$10,275
4/30/2016	$10,514	$10,548	$10,315
5/31/2016	$10,717	$10,753	$10,500
6/30/2016	$10,673	$10,711	$10,527
7/31/2016	$11,175	$11,216	$10,915
8/31/2016	$11,119	$11,160	$10,931
9/30/2016	$11,159	$11,201	$10,933
10/31/2016	$10,896	$10,938	$10,733
11/30/2016	$11,132	$11,176	$11,131
12/31/2016	$11,268	$11,314	$11,351
1/31/2017	$11,646	$11,696	$11,566
2/28/2017	$12,128	$12,182	$12,025
3/31/2017	$12,266	$12,322	$12,039
4/30/2017	$12,544	$12,604	$12,163
5/31/2017	$12,864	$12,932	$12,334
6/30/2017	$12,827	$12,898	$12,411
7/31/2017	$13,167	$13,241	$12,666
8/31/2017	$13,404	$13,483	$12,705
9/30/2017	$13,577	$13,659	$12,967
10/31/2017	$14,100	$14,188	$13,270
11/30/2017	$14,526	$14,619	$13,677
12/31/2017	$14,638	$14,733	$13,829
1/31/2018	$15,672	$15,776	$14,621
2/28/2018	$15,259	$15,363	$14,082
3/31/2018	$14,829	$14,941	$13,724
4/30/2018	$14,877	$14,994	$13,777
5/31/2018	$15,525	$15,651	$14,108
6/30/2018	$15,673	$15,801	$14,195
7/31/2018	$16,130	$16,265	$14,724
8/31/2018	$17,008	$17,155	$15,203
9/30/2018	$17,101	$17,251	$15,290
10/31/2018	$15,568	$15,708	$14,245
11/30/2018	$15,731	$15,875	$14,535
12/31/2018	$14,378	$14,510	$13,223
1/31/2019	$15,667	$15,814	$14,282
2/28/2019	$16,224	$16,380	$14,741
3/31/2019	$16,683	$16,846	$15,027
4/30/2019	$17,435	$17,607	$15,636
5/31/2019	$16,329	$16,495	$14,642
6/30/2019	$17,447	$17,628	$15,674
7/31/2019	$17,837	$18,026	$15,899
8/31/2019	$17,697	$17,888	$15,648
9/30/2019	$17,697	$17,890	$15,940
10/31/2019	$18,194	$18,394	$16,286
11/30/2019	$18,998	$19,210	$16,877
12/31/2019	$19,567	$19,790	$17,386
1/31/2020	$20,002	$20,232	$17,379
2/29/2020	$18,639	$18,854	$15,949
3/31/2020	$16,802	$17,000	$13,979
4/30/2020	$19,285	$19,515	$15,771
5/31/2020	$20,573	$20,825	$16,522
6/30/2020	$21,465	$21,732	$16,850
7/31/2020	$23,110	$23,404	$17,801
8/31/2020	$25,492	$25,819	$19,080
9/30/2020	$24,290	$24,604	$18,355
10/31/2020	$23,464	$23,769	$17,867
11/30/2020	$25,863	$26,203	$19,823
12/31/2020	$27,047	$27,408	$20,585
1/31/2021	$26,845	$27,205	$20,377
2/28/2021	$26,839	$27,199	$20,939
3/31/2021	$27,288	$27,666	$21,856
4/30/2021	$29,141	$29,548	$23,022
5/31/2021	$28,735	$29,140	$23,183
6/30/2021	$30,532	$30,968	$23,724
7/31/2021	$31,536	$31,988	$24,288
8/31/2021	$32,710	$33,184	$25,026
9/30/2021	$30,873	$31,326	$23,863
10/31/2021	$33,541	$34,039	$25,534
11/30/2021	$33,739	$34,247	$25,357
12/31/2021	$34,441	$34,971	$26,494
1/31/2022	$31,485	$31,970	$25,123
2/28/2022	$30,143	$30,612	$24,371
3/31/2022	$31,316	$31,809	$25,276
4/30/2022	$27,531	$27,968	$23,071
5/31/2022	$26,888	$27,318	$23,114
6/30/2022	$24,753	$25,154	$21,206
7/31/2022	$27,719	$28,173	$23,161
8/31/2022	$26,424	$26,861	$22,217
9/30/2022	$23,851	$24,249	$20,170
10/31/2022	$25,243	$25,667	$21,804
11/30/2022	$26,390	$26,836	$23,022
12/31/2022	$24,366	$24,782	$21,696
1/31/2023	$26,396	$26,847	$23,059
2/28/2023	$26,078	$26,528	$22,496
3/31/2023	$27,859	$28,342	$23,322
4/30/2023	$28,129	$28,621	$23,686
5/31/2023	$29,406	$29,926	$23,789
6/30/2023	$31,412	$31,972	$25,361
7/31/2023	$32,468	$33,050	$26,176
8/31/2023	$32,171	$32,753	$25,759
9/30/2023	$30,417	$30,972	$24,531
10/31/2023	$29,979	$30,531	$24,015
11/30/2023	$33,260	$33,859	$26,208
12/31/2023	$34,728	$35,358	$27,399
1/31/2024	$35,588	$36,240	$27,859
2/29/2024	$38,011	$38,713	$29,347
3/31/2024	$38,676	$39,394	$30,291
4/30/2024	$37,022	$37,723	$29,054
5/31/2024	$39,233	$39,981	$30,494
6/30/2024	$41,880	$42,677	$31,589
7/31/2024	$41,161	$41,951	$31,973
8/31/2024	$42,012	$42,825	$32,749
9/30/2024	$43,196	$44,038	$33,448
10/31/2024	$43,048	$43,893	$33,145
11/30/2024	$45,834	$46,740	$35,090
12/31/2024	$46,232	$47,152	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	33.13%	18.76%	16.55%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,193,545,929
Holdings Count | Holding			387
Advisory Fees Paid, Amount			$ 1,425,605
InvestmentCompanyPortfolioTurnover			28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,193,545,929 # of Portfolio Holdings387 Total Advisory Fees Paid$1,425,605 Portfolio Turnover Rate28%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.7%
Derivatives	0.0%
Others (each less than 3.0%)	4.9%
Financial	6.1%
Consumer, Cyclical	9.5%
Consumer, Non-Cyclical	9.7%
Communications	22.2%
Technology	46.9%

Material Fund Change [Text Block]
C000078105
Shareholder Report [Line Items]
Fund Name			PD Large-Cap Value Index Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the PD Large-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$18	0.17%

Expenses Paid, Amount			$ 18
Expense Ratio, Percent			0.17%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell 1000 Value Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the financials, industrials and consumer staples sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the health care, materials and real estate sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Large-Cap Value Index (Class P)	Russell 1000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,602	$9,600	$9,700
2/28/2015	$10,069	$10,065	$10,257
3/31/2015	$9,929	$9,928	$10,095
4/30/2015	$10,022	$10,021	$10,192
5/31/2015	$10,141	$10,141	$10,323
6/30/2015	$9,938	$9,939	$10,123
7/31/2015	$9,986	$9,982	$10,335
8/31/2015	$9,390	$9,388	$9,712
9/30/2015	$9,107	$9,104	$9,471
10/31/2015	$9,797	$9,791	$10,270
11/30/2015	$9,834	$9,829	$10,301
12/31/2015	$9,623	$9,617	$10,138
1/31/2016	$9,125	$9,120	$9,635
2/29/2016	$9,122	$9,118	$9,622
3/31/2016	$9,776	$9,775	$10,275
4/30/2016	$9,973	$9,980	$10,315
5/31/2016	$10,125	$10,135	$10,500
6/30/2016	$10,211	$10,223	$10,527
7/31/2016	$10,506	$10,520	$10,915
8/31/2016	$10,584	$10,601	$10,931
9/30/2016	$10,561	$10,579	$10,933
10/31/2016	$10,395	$10,415	$10,733
11/30/2016	$10,986	$11,010	$11,131
12/31/2016	$11,259	$11,285	$11,351
1/31/2017	$11,340	$11,365	$11,566
2/28/2017	$11,746	$11,774	$12,025
3/31/2017	$11,625	$11,654	$12,039
4/30/2017	$11,602	$11,632	$12,163
5/31/2017	$11,587	$11,621	$12,334
6/30/2017	$11,773	$11,811	$12,411
7/31/2017	$11,928	$11,967	$12,666
8/31/2017	$11,788	$11,828	$12,705
9/30/2017	$12,134	$12,178	$12,967
10/31/2017	$12,222	$12,267	$13,270
11/30/2017	$12,595	$12,642	$13,677
12/31/2017	$12,778	$12,827	$13,829
1/31/2018	$13,270	$13,323	$14,621
2/28/2018	$12,635	$12,687	$14,082
3/31/2018	$12,411	$12,464	$13,724
4/30/2018	$12,448	$12,505	$13,777
5/31/2018	$12,522	$12,579	$14,108
6/30/2018	$12,551	$12,610	$14,195
7/31/2018	$13,044	$13,109	$14,724
8/31/2018	$13,236	$13,303	$15,203
9/30/2018	$13,261	$13,329	$15,290
10/31/2018	$12,571	$12,639	$14,245
11/30/2018	$12,944	$13,016	$14,535
12/31/2018	$11,703	$11,767	$13,223
1/31/2019	$12,613	$12,682	$14,282
2/28/2019	$13,014	$13,088	$14,741
3/31/2019	$13,095	$13,171	$15,027
4/30/2019	$13,558	$13,638	$15,636
5/31/2019	$12,685	$12,761	$14,642
6/30/2019	$13,593	$13,677	$15,674
7/31/2019	$13,704	$13,791	$15,899
8/31/2019	$13,299	$13,385	$15,648
9/30/2019	$13,769	$13,863	$15,940
10/31/2019	$13,960	$14,056	$16,286
11/30/2019	$14,390	$14,491	$16,877
12/31/2019	$14,783	$14,890	$17,386
1/31/2020	$14,466	$14,569	$17,379
2/29/2020	$13,068	$13,158	$15,949
3/31/2020	$10,854	$10,910	$13,979
4/30/2020	$12,082	$12,136	$15,771
5/31/2020	$12,504	$12,552	$16,522
6/30/2020	$12,424	$12,469	$16,850
7/31/2020	$12,915	$12,962	$17,801
8/31/2020	$13,450	$13,497	$19,080
9/30/2020	$13,117	$13,166	$18,355
10/31/2020	$12,943	$12,993	$17,867
11/30/2020	$14,681	$14,741	$19,823
12/31/2020	$15,242	$15,306	$20,585
1/31/2021	$15,104	$15,166	$20,377
2/28/2021	$16,017	$16,082	$20,939
3/31/2021	$16,957	$17,028	$21,856
4/30/2021	$17,634	$17,709	$23,022
5/31/2021	$18,039	$18,123	$23,183
6/30/2021	$17,833	$17,915	$23,724
7/31/2021	$17,974	$18,059	$24,288
8/31/2021	$18,328	$18,417	$25,026
9/30/2021	$17,685	$17,776	$23,863
10/31/2021	$18,584	$18,678	$25,534
11/30/2021	$17,932	$18,020	$25,357
12/31/2021	$19,057	$19,157	$26,494
1/31/2022	$18,607	$18,711	$25,123
2/28/2022	$18,387	$18,493	$24,371
3/31/2022	$18,902	$19,015	$25,276
4/30/2022	$17,826	$17,943	$23,071
5/31/2022	$18,166	$18,292	$23,114
6/30/2022	$16,577	$16,694	$21,206
7/31/2022	$17,677	$17,801	$23,161
8/31/2022	$17,147	$17,270	$22,217
9/30/2022	$15,642	$15,756	$20,170
10/31/2022	$17,244	$17,371	$21,804
11/30/2022	$18,320	$18,457	$23,022
12/31/2022	$17,577	$17,713	$21,696
1/31/2023	$18,487	$18,631	$23,059
2/28/2023	$17,833	$17,974	$22,496
3/31/2023	$17,748	$17,891	$23,322
4/30/2023	$18,012	$18,161	$23,686
5/31/2023	$17,318	$17,460	$23,789
6/30/2023	$18,467	$18,620	$25,361
7/31/2023	$19,114	$19,275	$26,176
8/31/2023	$18,599	$18,754	$25,759
9/30/2023	$17,876	$18,031	$24,531
10/31/2023	$17,241	$17,395	$24,015
11/30/2023	$18,541	$18,707	$26,208
12/31/2023	$19,565	$19,743	$27,399
1/31/2024	$19,583	$19,764	$27,859
2/29/2024	$20,305	$20,493	$29,347
3/31/2024	$21,316	$21,517	$30,291
4/30/2024	$20,405	$20,598	$29,054
5/31/2024	$21,050	$21,251	$30,494
6/30/2024	$20,849	$21,051	$31,589
7/31/2024	$21,912	$22,127	$31,973
8/31/2024	$22,494	$22,721	$32,749
9/30/2024	$22,802	$23,036	$33,448
10/31/2024	$22,548	$22,783	$33,145
11/30/2024	$23,986	$24,238	$35,090
12/31/2024	$22,344	$22,580	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	14.20%	8.61%	8.37%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 1,058,166,853
Holdings Count | Holding			866
Advisory Fees Paid, Amount			$ 1,386,036
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$1,058,166,853 # of Portfolio Holdings866 Total Advisory Fees Paid$1,386,036 Portfolio Turnover Rate29%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Derivatives	0.0%
Others (each less than 3.0%)	4.3%
Utilities	4.5%
Communications	6.0%
Energy	6.6%
Technology	8.1%
Consumer, Cyclical	9.0%
Industrial	13.9%
Consumer, Non-Cyclical	21.7%
Financial	25.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html
C000221970
Shareholder Report [Line Items]
Fund Name			PD Mid-Cap Index Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the PD Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$20	0.19%

Expenses Paid, Amount			$ 20
Expense Ratio, Percent			0.19%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell Midcap Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the financials, industrials and information technology sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the health care, materials and consumer staples sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Mid-Cap Index (Class P)	Russell Midcap Index	S&P 500® Index
10/23/2020	$10,000	$10,000	$10,000
10/31/2020	$9,441	$9,502	$9,471
11/30/2020	$10,743	$10,816	$10,507
12/31/2020	$11,244	$11,322	$10,911
1/31/2021	$11,213	$11,292	$10,801
2/28/2021	$11,836	$11,921	$11,099
3/31/2021	$12,157	$12,244	$11,585
4/30/2021	$12,773	$12,868	$12,204
5/31/2021	$12,873	$12,971	$12,289
6/30/2021	$13,058	$13,162	$12,576
7/31/2021	$13,157	$13,263	$12,874
8/31/2021	$13,488	$13,601	$13,266
9/30/2021	$12,930	$13,040	$12,649
10/31/2021	$13,698	$13,816	$13,535
11/30/2021	$13,221	$13,335	$13,441
12/31/2021	$13,759	$13,879	$14,044
1/31/2022	$12,746	$12,857	$13,317
2/28/2022	$12,652	$12,764	$12,918
3/31/2022	$12,973	$13,091	$13,398
4/30/2022	$11,971	$12,083	$12,230
5/31/2022	$11,978	$12,092	$12,252
6/30/2022	$10,782	$10,886	$11,241
7/31/2022	$11,844	$11,960	$12,277
8/31/2022	$11,471	$11,585	$11,776
9/30/2022	$10,406	$10,511	$10,692
10/31/2022	$11,330	$11,444	$11,557
11/30/2022	$12,009	$12,132	$12,203
12/31/2022	$11,358	$11,476	$11,500
1/31/2023	$12,300	$12,429	$12,223
2/28/2023	$12,000	$12,128	$11,925
3/31/2023	$11,812	$11,942	$12,362
4/30/2023	$11,747	$11,879	$12,555
5/31/2023	$11,417	$11,547	$12,610
6/30/2023	$12,367	$12,510	$13,443
7/31/2023	$12,856	$13,006	$13,875
8/31/2023	$12,408	$12,555	$13,654
9/30/2023	$11,781	$11,925	$13,003
10/31/2023	$11,191	$11,329	$12,730
11/30/2023	$12,332	$12,488	$13,892
12/31/2023	$13,284	$13,453	$14,523
1/31/2024	$13,092	$13,262	$14,767
2/29/2024	$13,820	$14,003	$15,556
3/31/2024	$14,418	$14,610	$16,056
4/30/2024	$13,638	$13,821	$15,401
5/31/2024	$14,026	$14,215	$16,164
6/30/2024	$13,928	$14,121	$16,744
7/31/2024	$14,584	$14,786	$16,948
8/31/2024	$14,876	$15,086	$17,359
9/30/2024	$15,204	$15,422	$17,730
10/31/2024	$15,120	$15,339	$17,569
11/30/2024	$16,453	$16,692	$18,600
12/31/2024	$15,293	$15,517	$18,157

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 23, 2020
Class P	15.12%	10.66%
Russell Midcap Index	15.34%	11.05%
S&P 500® Index	25.02%	15.29%

Performance Inception Date			Oct. 23, 2020
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 293,117,095
Holdings Count | Holding			811
Advisory Fees Paid, Amount			$ 471,125
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$293,117,095 # of Portfolio Holdings811 Total Advisory Fees Paid$471,125 Portfolio Turnover Rate21%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.0%
Derivatives	0.0%
Others (each less than 3.0%)	3.8%
Communications	5.1%
Energy	5.4%
Utilities	5.5%
Consumer, Cyclical	12.8%
Industrial	13.6%
Technology	14.4%
Consumer, Non-Cyclical	17.3%
Financial	21.1%

Material Fund Change [Text Block]
C000078107
Shareholder Report [Line Items]
Fund Name			PD Small-Cap Growth Index Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the PD Small-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.24%

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.24%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell 2000 Growth Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the information technology, financials and industrials sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the utilities, energy and materials and consumer staples sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Small-Cap Growth Index (Class P)	Russell 2000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,766	$9,772	$9,700
2/28/2015	$10,464	$10,475	$10,257
3/31/2015	$10,649	$10,663	$10,095
4/30/2015	$10,334	$10,349	$10,192
5/31/2015	$10,705	$10,730	$10,323
6/30/2015	$10,847	$10,874	$10,123
7/31/2015	$10,884	$10,918	$10,335
8/31/2015	$10,061	$10,091	$9,712
9/30/2015	$9,437	$9,453	$9,471
10/31/2015	$9,971	$9,990	$10,270
11/30/2015	$10,336	$10,356	$10,301
12/31/2015	$9,840	$9,862	$10,138
1/31/2016	$8,779	$8,793	$9,635
2/29/2016	$8,717	$8,731	$9,622
3/31/2016	$9,383	$9,400	$10,275
4/30/2016	$9,477	$9,494	$10,315
5/31/2016	$9,732	$9,750	$10,500
6/30/2016	$9,685	$9,705	$10,527
7/31/2016	$10,316	$10,339	$10,915
8/31/2016	$10,425	$10,449	$10,931
9/30/2016	$10,571	$10,600	$10,933
10/31/2016	$9,915	$9,941	$10,733
11/30/2016	$10,804	$10,830	$11,131
12/31/2016	$10,950	$10,978	$11,351
1/31/2017	$11,129	$11,156	$11,566
2/28/2017	$11,401	$11,430	$12,025
3/31/2017	$11,535	$11,565	$12,039
4/30/2017	$11,747	$11,778	$12,163
5/31/2017	$11,636	$11,671	$12,334
6/30/2017	$12,034	$12,073	$12,411
7/31/2017	$12,135	$12,176	$12,666
8/31/2017	$12,118	$12,161	$12,705
9/30/2017	$12,775	$12,823	$12,967
10/31/2017	$12,970	$13,022	$13,270
11/30/2017	$13,341	$13,396	$13,677
12/31/2017	$13,353	$13,411	$13,829
1/31/2018	$13,870	$13,934	$14,621
2/28/2018	$13,473	$13,538	$14,082
3/31/2018	$13,665	$13,720	$13,724
4/30/2018	$13,674	$13,733	$13,777
5/31/2018	$14,531	$14,598	$14,108
6/30/2018	$14,640	$14,712	$14,195
7/31/2018	$14,887	$14,965	$14,724
8/31/2018	$15,820	$15,897	$15,203
9/30/2018	$15,447	$15,525	$15,290
10/31/2018	$13,493	$13,560	$14,245
11/30/2018	$13,703	$13,772	$14,535
12/31/2018	$12,095	$12,163	$13,223
1/31/2019	$13,490	$13,568	$14,282
2/28/2019	$14,356	$14,444	$14,741
3/31/2019	$14,157	$14,248	$15,027
4/30/2019	$14,587	$14,682	$15,636
5/31/2019	$13,502	$13,593	$14,642
6/30/2019	$14,537	$14,640	$15,674
7/31/2019	$14,676	$14,783	$15,899
8/31/2019	$14,039	$14,145	$15,648
9/30/2019	$13,929	$14,029	$15,940
10/31/2019	$14,321	$14,428	$16,286
11/30/2019	$15,159	$15,278	$16,877
12/31/2019	$15,501	$15,628	$17,386
1/31/2020	$15,325	$15,456	$17,379
2/29/2020	$14,216	$14,340	$15,949
3/31/2020	$11,529	$11,601	$13,979
4/30/2020	$13,243	$13,329	$15,771
5/31/2020	$14,489	$14,589	$16,522
6/30/2020	$15,044	$15,149	$16,850
7/31/2020	$15,560	$15,670	$17,801
8/31/2020	$16,470	$16,589	$19,080
9/30/2020	$16,112	$16,234	$18,355
10/31/2020	$16,238	$16,357	$17,867
11/30/2020	$19,101	$19,241	$19,823
12/31/2020	$20,882	$21,040	$20,585
1/31/2021	$21,890	$22,054	$20,377
2/28/2021	$22,612	$22,782	$20,939
3/31/2021	$21,902	$22,066	$21,856
4/30/2021	$22,376	$22,547	$23,022
5/31/2021	$21,747	$21,903	$23,183
6/30/2021	$22,754	$22,930	$23,724
7/31/2021	$21,923	$22,095	$24,288
8/31/2021	$22,318	$22,496	$25,026
9/30/2021	$21,462	$21,634	$23,863
10/31/2021	$22,459	$22,647	$25,534
11/30/2021	$21,360	$21,541	$25,357
12/31/2021	$21,458	$21,636	$26,494
1/31/2022	$18,594	$18,736	$25,123
2/28/2022	$18,672	$18,818	$24,371
3/31/2022	$18,754	$18,904	$25,276
4/30/2022	$16,451	$16,585	$23,071
5/31/2022	$16,137	$16,272	$23,114
6/30/2022	$15,128	$15,264	$21,206
7/31/2022	$16,821	$16,973	$23,161
8/31/2022	$16,663	$16,814	$22,217
9/30/2022	$15,161	$15,301	$20,170
10/31/2022	$16,598	$16,754	$21,804
11/30/2022	$16,864	$17,026	$23,022
12/31/2022	$15,780	$15,933	$21,696
1/31/2023	$17,347	$17,518	$23,059
2/28/2023	$17,155	$17,329	$22,496
3/31/2023	$16,724	$16,901	$23,322
4/30/2023	$16,525	$16,705	$23,686
5/31/2023	$16,524	$16,708	$23,789
6/30/2023	$17,888	$18,093	$25,361
7/31/2023	$18,711	$18,939	$26,176
8/31/2023	$17,734	$17,953	$25,759
9/30/2023	$16,560	$16,769	$24,531
10/31/2023	$15,281	$15,476	$24,015
11/30/2023	$16,669	$16,885	$26,208
12/31/2023	$18,660	$18,906	$27,399
1/31/2024	$18,057	$18,300	$27,859
2/29/2024	$19,516	$19,787	$29,347
3/31/2024	$20,058	$20,340	$30,291
4/30/2024	$18,512	$18,774	$29,054
5/31/2024	$19,501	$19,779	$30,494
6/30/2024	$19,462	$19,746	$31,589
7/31/2024	$21,048	$21,363	$31,973
8/31/2024	$20,807	$21,126	$32,749
9/30/2024	$21,081	$21,407	$33,448
10/31/2024	$20,800	$21,123	$33,145
11/30/2024	$23,346	$23,713	$35,090
12/31/2024	$21,421	$21,772	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	14.80%	6.68%	7.92%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 91,621,264
Holdings Count | Holding			1,096
Advisory Fees Paid, Amount			$ 113,307
InvestmentCompanyPortfolioTurnover			57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$91,621,264 # of Portfolio Holdings1,096 Total Advisory Fees Paid$113,307 Portfolio Turnover Rate57%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.6%
Derivatives	0.0%
Others (each less than 3.0%)	1.9%
Energy	3.0%
Basic Materials	3.0%
Communications	4.5%
Financial	9.7%
Consumer, Cyclical	10.1%
Technology	16.5%
Industrial	20.2%
Consumer, Non-Cyclical	30.5%

Material Fund Change [Text Block]
C000078106
Shareholder Report [Line Items]
Fund Name			PD Small-Cap Value Index Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the PD Small-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$24	0.23%

Expenses Paid, Amount			$ 24
Expense Ratio, Percent			0.23%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell 2000 Value Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the financials, industrials and information technology sectors

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the health care, energy and consumer discretionary sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash and security mis-weights.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Small-Cap Value Index (Class P)	Russell 2000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,585	$9,584	$9,700
2/28/2015	$10,034	$10,029	$10,257
3/31/2015	$10,203	$10,198	$10,095
4/30/2015	$9,979	$9,980	$10,192
5/31/2015	$10,066	$10,063	$10,323
6/30/2015	$10,082	$10,076	$10,123
7/31/2015	$9,806	$9,798	$10,335
8/31/2015	$9,320	$9,317	$9,712
9/30/2015	$8,991	$8,994	$9,471
10/31/2015	$9,494	$9,498	$10,270
11/30/2015	$9,765	$9,768	$10,301
12/31/2015	$9,250	$9,253	$10,138
1/31/2016	$8,623	$8,632	$9,635
2/29/2016	$8,679	$8,690	$9,622
3/31/2016	$9,397	$9,411	$10,275
4/30/2016	$9,595	$9,610	$10,315
5/31/2016	$9,768	$9,786	$10,500
6/30/2016	$9,798	$9,816	$10,527
7/31/2016	$10,325	$10,346	$10,915
8/31/2016	$10,575	$10,603	$10,931
9/30/2016	$10,656	$10,686	$10,933
10/31/2016	$10,307	$10,335	$10,733
11/30/2016	$11,674	$11,707	$11,131
12/31/2016	$12,150	$12,190	$11,351
1/31/2017	$12,062	$12,103	$11,566
2/28/2017	$12,234	$12,278	$12,025
3/31/2017	$12,129	$12,174	$12,039
4/30/2017	$12,177	$12,222	$12,163
5/31/2017	$11,792	$11,842	$12,334
6/30/2017	$12,202	$12,256	$12,411
7/31/2017	$12,277	$12,333	$12,666
8/31/2017	$11,973	$12,030	$12,705
9/30/2017	$12,818	$12,882	$12,967
10/31/2017	$12,831	$12,899	$13,270
11/30/2017	$13,197	$13,272	$13,677
12/31/2017	$13,072	$13,146	$13,829
1/31/2018	$13,233	$13,308	$14,621
2/28/2018	$12,572	$12,642	$14,082
3/31/2018	$12,735	$12,799	$13,724
4/30/2018	$12,950	$13,020	$13,777
5/31/2018	$13,703	$13,778	$14,108
6/30/2018	$13,782	$13,861	$14,195
7/31/2018	$14,021	$14,106	$14,724
8/31/2018	$14,356	$14,442	$15,203
9/30/2018	$13,997	$14,084	$15,290
10/31/2018	$12,739	$12,823	$14,245
11/30/2018	$12,942	$13,029	$14,535
12/31/2018	$11,377	$11,455	$13,223
1/31/2019	$12,618	$12,707	$14,282
2/28/2019	$13,107	$13,201	$14,741
3/31/2019	$12,726	$12,821	$15,027
4/30/2019	$13,204	$13,306	$15,636
5/31/2019	$12,123	$12,219	$14,642
6/30/2019	$12,892	$12,997	$15,674
7/31/2019	$12,911	$13,018	$15,899
8/31/2019	$12,187	$12,291	$15,648
9/30/2019	$12,806	$12,923	$15,940
10/31/2019	$13,113	$13,236	$16,286
11/30/2019	$13,418	$13,545	$16,877
12/31/2019	$13,887	$14,020	$17,386
1/31/2020	$13,138	$13,263	$17,379
2/29/2020	$11,862	$11,975	$15,949
3/31/2020	$8,982	$9,020	$13,979
4/30/2020	$10,078	$10,133	$15,771
5/31/2020	$10,374	$10,424	$16,522
6/30/2020	$10,662	$10,726	$16,850
7/31/2020	$10,879	$10,947	$17,801
8/31/2020	$11,467	$11,536	$19,080
9/30/2020	$10,932	$11,000	$18,355
10/31/2020	$11,319	$11,393	$17,867
11/30/2020	$13,503	$13,593	$19,823
12/31/2020	$14,570	$14,669	$20,585
1/31/2021	$15,338	$15,441	$20,377
2/28/2021	$16,776	$16,892	$20,939
3/31/2021	$17,674	$17,775	$21,856
4/30/2021	$18,026	$18,134	$23,022
5/31/2021	$18,564	$18,698	$23,183
6/30/2021	$18,435	$18,585	$23,724
7/31/2021	$17,778	$17,920	$24,288
8/31/2021	$18,239	$18,400	$25,026
9/30/2021	$17,868	$18,031	$23,863
10/31/2021	$18,548	$18,719	$25,534
11/30/2021	$17,908	$18,079	$25,357
12/31/2021	$18,635	$18,816	$26,494
1/31/2022	$17,536	$17,719	$25,123
2/28/2022	$17,823	$18,013	$24,371
3/31/2022	$18,164	$18,365	$25,276
4/30/2022	$16,748	$16,940	$23,071
5/31/2022	$17,062	$17,265	$23,114
6/30/2022	$15,373	$15,559	$21,206
7/31/2022	$16,857	$17,066	$23,161
8/31/2022	$16,323	$16,526	$22,217
9/30/2022	$14,655	$14,842	$20,170
10/31/2022	$16,496	$16,711	$21,804
11/30/2022	$16,994	$17,221	$23,022
12/31/2022	$15,876	$16,091	$21,696
1/31/2023	$17,396	$17,627	$23,059
2/28/2023	$16,994	$17,220	$22,496
3/31/2023	$15,769	$15,986	$23,322
4/30/2023	$15,372	$15,587	$23,686
5/31/2023	$15,067	$15,280	$23,789
6/30/2023	$16,250	$16,494	$25,361
7/31/2023	$17,458	$17,739	$26,176
8/31/2023	$16,608	$16,885	$25,759
9/30/2023	$15,738	$16,006	$24,531
10/31/2023	$14,797	$15,051	$24,015
11/30/2023	$16,124	$16,406	$26,208
12/31/2023	$18,128	$18,448	$27,399
1/31/2024	$17,301	$17,610	$27,859
2/29/2024	$17,865	$18,186	$29,347
3/31/2024	$18,640	$18,983	$30,291
4/30/2024	$17,449	$17,774	$29,054
5/31/2024	$18,261	$18,605	$30,494
6/30/2024	$17,951	$18,291	$31,589
7/31/2024	$20,126	$20,520	$31,973
8/31/2024	$19,740	$20,135	$32,749
9/30/2024	$19,753	$20,148	$33,448
10/31/2024	$19,434	$19,833	$33,145
11/30/2024	$21,307	$21,746	$35,090
12/31/2024	$19,514	$19,934	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	7.64%	7.04%	6.91%
Russell 2000® Value Index	8.05%	7.29%	7.14%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 153,135,909
Holdings Count | Holding			1,397
Advisory Fees Paid, Amount			$ 138,830
InvestmentCompanyPortfolioTurnover			39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$153,135,909 # of Portfolio Holdings1,397 Total Advisory Fees Paid$138,830 Portfolio Turnover Rate39%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.7%
Derivatives	0.0%
Others (each less than 3.0%)	1.5%
Technology	3.1%
Basic Materials	3.4%
Communications	3.9%
Utilities	5.0%
Energy	7.0%
Consumer, Cyclical	11.3%
Industrial	11.3%
Consumer, Non-Cyclical	13.9%
Financial	38.9%

Material Fund Change [Text Block]
C000078111
Shareholder Report [Line Items]
Fund Name			PD Emerging Markets Index Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the PD Emerging Markets Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$79	0.77%

Expenses Paid, Amount			$ 79
Expense Ratio, Percent			0.77%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key difference between the Fund’s performance and that of its benchmark index is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to the index.

Top contributors to performance:

+ Contributors to the performance for the benchmark index were Taiwan and China at a country level and the following holdings:  semiconductor company Taiwan Semiconductor (Taiwan) and technology company Tencent Holdings (China).

Top detractors from performance:

- Detractors to performance for the benchmark index  were South Korea and Brazil at a country level and the following holdings: electronics company Samsung Electronics (South Korea) and online retailer PDD Holdings (China).

- In addition to Fund fees and expenses, a detractor from relative performance was the removal of Russian securities from the benchmark index.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Emerging Markets Index (Class P)	MSCI Emerging Markets Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,078	$10,060
2/28/2015	$10,369	$10,371
3/31/2015	$10,148	$10,224
4/30/2015	$10,804	$11,010
5/31/2015	$10,390	$10,569
6/30/2015	$10,106	$10,295
7/31/2015	$9,455	$9,581
8/31/2015	$8,673	$8,715
9/30/2015	$8,456	$8,452
10/31/2015	$8,950	$9,055
11/30/2015	$8,637	$8,702
12/31/2015	$8,404	$8,508
1/31/2016	$8,049	$7,956
2/29/2016	$7,988	$7,943
3/31/2016	$9,043	$8,994
4/30/2016	$9,099	$9,043
5/31/2016	$8,728	$8,706
6/30/2016	$9,197	$9,054
7/31/2016	$9,681	$9,509
8/31/2016	$9,784	$9,746
9/30/2016	$9,911	$9,871
10/31/2016	$9,923	$9,895
11/30/2016	$9,394	$9,439
12/31/2016	$9,406	$9,460
1/31/2017	$9,958	$9,978
2/28/2017	$10,292	$10,283
3/31/2017	$10,626	$10,543
4/30/2017	$10,825	$10,774
5/31/2017	$11,129	$11,092
6/30/2017	$11,239	$11,204
7/31/2017	$11,844	$11,872
8/31/2017	$12,094	$12,136
9/30/2017	$11,981	$12,088
10/31/2017	$12,382	$12,512
11/30/2017	$12,418	$12,537
12/31/2017	$12,838	$12,987
1/31/2018	$13,804	$14,069
2/28/2018	$13,141	$13,421
3/31/2018	$13,092	$13,171
4/30/2018	$12,918	$13,113
5/31/2018	$12,389	$12,648
6/30/2018	$11,862	$12,123
7/31/2018	$12,303	$12,389
8/31/2018	$12,017	$12,054
9/30/2018	$11,864	$11,990
10/31/2018	$10,862	$10,946
11/30/2018	$11,335	$11,397
12/31/2018	$11,070	$11,094
1/31/2019	$11,964	$12,066
2/28/2019	$11,849	$12,094
3/31/2019	$11,965	$12,195
4/30/2019	$12,138	$12,452
5/31/2019	$11,425	$11,548
6/30/2019	$12,067	$12,269
7/31/2019	$11,735	$12,119
8/31/2019	$11,242	$11,528
9/30/2019	$11,553	$11,748
10/31/2019	$12,023	$12,244
11/30/2019	$11,967	$12,227
12/31/2019	$12,813	$13,139
1/31/2020	$12,022	$12,526
2/29/2020	$11,436	$11,866
3/31/2020	$9,312	$10,038
4/30/2020	$10,289	$10,958
5/31/2020	$10,469	$11,042
6/30/2020	$11,146	$11,853
7/31/2020	$12,051	$12,913
8/31/2020	$12,179	$13,198
9/30/2020	$12,081	$12,986
10/31/2020	$12,257	$13,254
11/30/2020	$13,501	$14,480
12/31/2020	$14,577	$15,544
1/31/2021	$14,879	$16,021
2/28/2021	$15,228	$16,143
3/31/2021	$15,279	$15,899
4/30/2021	$15,536	$16,295
5/31/2021	$15,773	$16,673
6/30/2021	$15,978	$16,702
7/31/2021	$14,872	$15,578
8/31/2021	$15,205	$15,986
9/30/2021	$14,584	$15,350
10/31/2021	$14,737	$15,502
11/30/2021	$14,126	$14,870
12/31/2021	$14,376	$15,149
1/31/2022	$14,341	$14,862
2/28/2022	$13,681	$14,418
3/31/2022	$13,012	$14,092
4/30/2022	$12,259	$13,308
5/31/2022	$12,388	$13,367
6/30/2022	$11,663	$12,479
7/31/2022	$11,611	$12,448
8/31/2022	$11,527	$12,500
9/30/2022	$10,191	$11,035
10/31/2022	$9,913	$10,692
11/30/2022	$11,495	$12,278
12/31/2022	$11,191	$12,105
1/31/2023	$12,165	$13,061
2/28/2023	$11,306	$12,214
3/31/2023	$11,653	$12,584
4/30/2023	$11,552	$12,442
5/31/2023	$11,295	$12,233
6/30/2023	$11,753	$12,697
7/31/2023	$12,478	$13,488
8/31/2023	$11,654	$12,657
9/30/2023	$11,322	$12,326
10/31/2023	$10,931	$11,847
11/30/2023	$11,751	$12,795
12/31/2023	$12,175	$13,295
1/31/2024	$11,611	$12,678
2/29/2024	$12,169	$13,281
3/31/2024	$12,483	$13,610
4/30/2024	$12,462	$13,671
5/31/2024	$12,651	$13,748
6/30/2024	$13,033	$14,290
7/31/2024	$13,124	$14,333
8/31/2024	$13,260	$14,564
9/30/2024	$14,030	$15,537
10/31/2024	$13,490	$14,846
11/30/2024	$13,112	$14,312
12/31/2024	$12,963	$14,293

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	6.47%	0.23%	2.63%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 80,525,195
Holdings Count | Holding			1,297
Advisory Fees Paid, Amount			$ 161,022
InvestmentCompanyPortfolioTurnover			40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$80,525,195 # of Portfolio Holdings1,297 Total Advisory Fees Paid$161,022 Portfolio Turnover Rate40%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.1%
Derivatives	(0.1%)
Others (each less than 3.0%)	3.0%
Basic Materials	4.8%
Energy	4.8%
Consumer, Cyclical	8.1%
Industrial	8.1%
Consumer, Non-Cyclical	8.3%
Communications	16.1%
Technology	20.6%
Financial	25.2%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Derivatives	(0.1%)
Others (each less than 3.0%)	15.9%
Brazil	4.0%
Saudi Arabia	4.1%
South Korea	8.9%
India	19.3%
Taiwan	19.3%
China	27.5%

Material Fund Change [Text Block]
C000078110
Shareholder Report [Line Items]
Fund Name			PD International Large-Cap Index Portfolio
Class Name			Class P
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the PD International Large-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-722-4448
Additional Information Email			PSFdocumentrequest@pacificlife.com
Additional Information Website			http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$25	0.24%

Expenses Paid, Amount			$ 25
Expense Ratio, Percent			0.24%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key difference between the Fund’s performance and that of its benchmark index, the MSCI World ex USA Large Cap Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were Japan and Canada at a country level, and the following holdings: software company SAP SE (Germany) and conglomerate Hitachi Ltd (Japan).

+ An additional contributor to relative performance was a withholding tax benefit due to different tax methodology between the Fund and its benchmark index.

Top detractors from performance:

- Key detractors to performance for the benchmark index were Denmark and France at a country level, and the following holdings: food and drink company Nestle (Switzerland) and pharmaceutical company Novo Nordisk (Denmark).

- In addition to Fund fees and expenses, a detractor from relative performance was the performance of derivatives utilized to equitize daily cash flows.

Performance Past Does Not Indicate Future [Text]			The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD International Large-Cap Index (Class P)	MSCI World ex USA Large Cap Index	MSCI EAFE Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,001	$9,946	$10,049
2/28/2015	$10,599	$10,539	$10,650
3/31/2015	$10,429	$10,369	$10,488
4/30/2015	$10,890	$10,818	$10,916
5/31/2015	$10,835	$10,709	$10,860
6/30/2015	$10,524	$10,397	$10,552
7/31/2015	$10,612	$10,574	$10,772
8/31/2015	$9,862	$9,769	$9,979
9/30/2015	$9,411	$9,253	$9,472
10/31/2015	$10,007	$9,953	$10,213
11/30/2015	$9,924	$9,778	$10,054
12/31/2015	$9,686	$9,589	$9,919
1/31/2016	$9,159	$8,928	$9,201
2/29/2016	$8,904	$8,770	$9,033
3/31/2016	$9,525	$9,339	$9,620
4/30/2016	$9,775	$9,644	$9,899
5/31/2016	$9,721	$9,539	$9,809
6/30/2016	$9,491	$9,267	$9,480
7/31/2016	$9,888	$9,696	$9,960
8/31/2016	$9,949	$9,720	$9,967
9/30/2016	$10,080	$9,826	$10,090
10/31/2016	$9,882	$9,663	$9,883
11/30/2016	$9,746	$9,514	$9,687
12/31/2016	$9,991	$9,846	$10,018
1/31/2017	$10,356	$10,114	$10,308
2/28/2017	$10,442	$10,233	$10,456
3/31/2017	$10,729	$10,503	$10,744
4/30/2017	$10,973	$10,700	$11,017
5/31/2017	$11,298	$11,052	$11,421
6/30/2017	$11,365	$11,063	$11,401
7/31/2017	$11,698	$11,385	$11,730
8/31/2017	$11,722	$11,365	$11,726
9/30/2017	$12,004	$11,670	$12,017
10/31/2017	$12,199	$11,815	$12,200
11/30/2017	$12,303	$11,935	$12,328
12/31/2017	$12,496	$12,133	$12,526
1/31/2018	$13,111	$12,703	$13,154
2/28/2018	$12,444	$12,085	$12,560
3/31/2018	$12,346	$11,858	$12,334
4/30/2018	$12,540	$12,157	$12,615
5/31/2018	$12,344	$11,887	$12,332
6/30/2018	$12,166	$11,776	$12,181
7/31/2018	$12,489	$12,092	$12,481
8/31/2018	$12,227	$11,834	$12,240
9/30/2018	$12,323	$11,956	$12,346
10/31/2018	$11,294	$11,058	$11,364
11/30/2018	$11,312	$11,081	$11,349
12/31/2018	$10,691	$10,513	$10,798
1/31/2019	$11,485	$11,240	$11,508
2/28/2019	$11,748	$11,534	$11,801
3/31/2019	$11,805	$11,597	$11,876
4/30/2019	$12,168	$11,928	$12,210
5/31/2019	$11,491	$11,378	$11,623
6/30/2019	$12,180	$12,054	$12,313
7/31/2019	$11,927	$11,905	$12,157
8/31/2019	$11,689	$11,600	$11,842
9/30/2019	$12,051	$11,936	$12,181
10/31/2019	$12,449	$12,294	$12,619
11/30/2019	$12,627	$12,425	$12,761
12/31/2019	$13,009	$12,825	$13,176
1/31/2020	$12,638	$12,589	$12,900
2/29/2020	$11,677	$11,485	$11,734
3/31/2020	$9,842	$9,941	$10,168
4/30/2020	$10,588	$10,571	$10,825
5/31/2020	$11,178	$10,974	$11,296
6/30/2020	$11,534	$11,382	$11,681
7/31/2020	$11,788	$11,672	$11,953
8/31/2020	$12,408	$12,228	$12,568
9/30/2020	$12,131	$11,855	$12,241
10/31/2020	$11,695	$11,362	$11,752
11/30/2020	$13,395	$13,130	$13,574
12/31/2020	$14,082	$13,710	$14,205
1/31/2021	$13,911	$13,541	$14,054
2/28/2021	$14,294	$13,937	$14,369
3/31/2021	$14,749	$14,302	$14,700
4/30/2021	$15,194	$14,743	$15,142
5/31/2021	$15,841	$15,299	$15,636
6/30/2021	$15,630	$15,148	$15,460
7/31/2021	$15,733	$15,236	$15,576
8/31/2021	$15,947	$15,473	$15,851
9/30/2021	$15,460	$15,058	$15,391
10/31/2021	$16,038	$15,548	$15,769
11/30/2021	$15,319	$14,824	$15,035
12/31/2021	$16,081	$15,613	$15,805
1/31/2022	$15,633	$15,035	$15,042
2/28/2022	$15,181	$14,774	$14,776
3/31/2022	$15,286	$14,971	$14,871
4/30/2022	$14,293	$14,007	$13,909
5/31/2022	$14,606	$14,160	$14,013
6/30/2022	$13,296	$12,850	$12,713
7/31/2022	$13,939	$13,461	$13,346
8/31/2022	$13,143	$12,829	$12,712
9/30/2022	$11,964	$11,692	$11,523
10/31/2022	$12,707	$12,354	$12,143
11/30/2022	$14,365	$13,693	$13,510
12/31/2022	$14,034	$13,616	$13,521
1/31/2023	$15,234	$14,719	$14,616
2/28/2023	$14,727	$14,365	$14,311
3/31/2023	$15,205	$14,722	$14,666
4/30/2023	$15,644	$15,153	$15,080
5/31/2023	$15,009	$14,498	$14,442
6/30/2023	$15,758	$15,240	$15,099
7/31/2023	$16,130	$15,669	$15,587
8/31/2023	$15,491	$15,052	$14,990
9/30/2023	$14,948	$14,560	$14,478
10/31/2023	$14,508	$13,996	$13,891
11/30/2023	$15,762	$15,298	$15,181
12/31/2023	$16,594	$16,106	$15,987
1/31/2024	$16,550	$16,217	$16,079
2/29/2024	$17,027	$16,525	$16,373
3/31/2024	$17,607	$17,084	$16,912
4/30/2024	$17,040	$16,642	$16,479
5/31/2024	$17,898	$17,278	$17,117
6/30/2024	$17,555	$17,035	$16,841
7/31/2024	$18,074	$17,529	$17,335
8/31/2024	$18,707	$18,119	$17,899
9/30/2024	$18,823	$18,267	$18,064
10/31/2024	$17,868	$17,354	$17,082
11/30/2024	$17,901	$17,342	$16,985
12/31/2024	$17,327	$16,884	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	4.42%	5.90%	5.65%
MSCI World ex USA Large Cap Index	4.83%	5.65%	5.38%
MSCI EAFE Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]			Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet			$ 722,237,591
Holdings Count | Holding			344
Advisory Fees Paid, Amount			$ 1,048,435
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets$722,237,591 # of Portfolio Holdings344 Total Advisory Fees Paid$1,048,435 Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Derivatives	0.0%
Others (each less than 3.0%)	2.7%
Basic Materials	5.1%
Communications	5.2%
Energy	5.6%
Technology	7.0%
Industrial	12.7%
Consumer, Cyclical	12.8%
Consumer, Non-Cyclical	22.3%
Financial	25.7%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Derivatives	(0.0%)
Others (each less than 3.0%)	15.6%
Netherlands	3.9%
Switzerland	5.4%
Australia	6.1%
Germany	8.4%
France	9.1%
United States	9.7%
United Kingdom	9.9%
Canada	11.7%
Japan	19.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]			* Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number			800-722-4448
Updated Prospectus Email Address			PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address			http://www.pacificlife.com/pacificselectfund.html